Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is December 12, 2018

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”): At a meeting held on December 11, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the RAFI US Multifactor Strategy (as defined below), to be managed by Pacific Investment Management Company LLC (“PIMCO”) and sub-advised by Parametric Portfolio Associates LLC (“Parametric”), each an existing Specialist Manager to the Portfolios; (ii) new Portfolio Agreements between the Trust and PIMCO on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to PIMCO’s RAFI US Multifactor Strategy; and (iii) the Sub-advisory Agreements between the PIMCO and Parametric with respect to each Portfolio. Accordingly, effective December 12, 2018, the Prospectus is supplemented as follows:

1. The following is added under the heading “Portfolio Managers” for each of The Institutional Value Equity Portfolio (p.14) and The Institutional Growth Equity Portfolio (p.28):

PIMCO and Parametric (RAFI US Multifactor Strategy): Thomas Seto, Head of Investment Management at Parametric, has managed the portion of the Portfolio allocated to PIMCO’s RAFI US Multifactor Strategy since December, 2018. PIMCO supervises Parametric’s trading execution services in implementing the RAFI US Multifactor Strategy.

2. The following is added to the section under “More Information About Fund Investments and Risks” with respect to The Institutional Value Equity Portfolio (p.138) and The Institutional Growth Equity Portfolio (p.142):

The PIMCO/Parametric Investment Selection Process:	PIMCO, through sub-adviser, Parametric, currently manages assets for the Portfolio using the PIMCO RAFI Dynamic Multi-Factor U.S. Equity Strategy (the “RAFI US Multifactor Strategy”). The RAFI US Multifactor Strategy is a smart beta strategy that seeks to track the investment results of the RAFI Dynamic Multi-Factor U.S. Index and is designed to take time-varying exposures to five return factors: value, momentum, low volatility, quality and size. By diversifying and weighting across these factors through a combination of valuation and momentum metrics, the RAFI US Multifactor Strategy seeks to build the most attractive factor portfolios under the premise that that individual factors become cheap and expensive before ultimately ‘mean reverting’ (as do the prices of individual stocks, sectors and countries).

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3. The following replaces the second paragraph of Pacific Investment Management Company LLC (“PIMCO”) section of the “Specialist Manager Guide” on page 212 of the Prospectus:

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios with respect to the RAFI US Multifactor Strategy, PIMCO receives an annual fee from each Portfolio, at the annual rate of 0.175% of the first $600 million of the Combined RAFI US Multifactor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI US Multifactor Strategy Assets; and 0.125% on Combined RAFI US Multifactor Strategy Assets over $1.3 billion. Should these aggregate assets fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%; however, for the twelve month period ending December 12, 2019, this fee for the minimum asset requirement is being voluntarily waived to 0.175% of each Portfolio’s average daily net assets of the account. The term “Combined RAFI US Multifactor Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to PIMCO’s RAFI US Multifactor Strategy from time-to-time. During the fiscal year ended June 30, 2018, PIMCO was not allocated assets of The Institutional Value Portfolio, The Institutional Growth Equity Portfolio and The Commodity Returns Strategy Portfolio. See the “Parametric Portfolio Associates LLC” section of the “Specialist Manager Guide” of the Prospectus for information regarding the portfolio manager assigned to the RAFI US Multifactor Strategy.

4. The following is added to the section under the “Parametric Portfolio Associates LLC” section of the “Specialist Manager Guide” on page 214 of the Prospectus:

For its services, with respect to the RAFI US Multifactor Strategy, for The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”), Parametric receives a fee from PIMCO pursuant to a sub-adviser agreement between Parametric and PIMCO.

5. The following replaces the last paragraph of Pacific Investment Management Company LLC (“PIMCO”) section of the “Specialist Manager Guide” on page 215 of the Prospectus:

Mr. Thomas Seto is primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Tax-Managed Custom Core Strategy. He is also primarily responsible for the day-to-day management of that portion of The Institutional Value Equity and The Institutional Growth Equity Portfolios, allocated to PIMCO and Parametric with respect to the RAFI US Multifactor Strategy. Mr. Seto, Head of Investment Management, leads a team of investment professionals responsible for all portfolio management and trading at the Seattle Investment Center, and is a member of the Enterprise Management Committee. Prior to joining Parametric in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors. He earned an MBA in Finance from the University of Chicago’s Booth School of Business, and a B.S. in Electrical Engineering from the University of Washington.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): At a meeting held on December 11, 2018, the Board approved, on behalf of the Portfolios, amendments to the Portfolio Agreements between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), that reflected a revised fee structure in accordance with three asset classes being managed by BNY Mellon AMNA: the index asset class (the “Index Strategy”); the factor asset class (the “Factor Strategy”) and, except for The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, the U.S. multifactor asset class (the “U.S. Multifactor Strategy”.) Accordingly, effective December 12, 2018, the Prospectus is supplemented as follows:

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1. The following replaces the disclosure with respect to BNY Mellon AMNA under the heading “Portfolio Managers” for each of The Value Equity Portfolio (p.7), The Institutional Value Equity Portfolio (p.14), The Growth Equity Portfolio (p.21) and The Institutional Growth Equity Portfolio (p.28):

BNY Mellon AMNA (“Index Strategy”): Karen Wong, CFA has managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Index Strategy since August, 2013.

BNY Mellon AMNA (“Factor Strategy”): William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since March, 2015. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since January, 2018.

BNY Mellon AMNA (“U.S. MultiFactor Strategy”): William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s US Multi-Factor Strategy since December, 2018. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s US Multi-Factor Strategy since December, 2018.

2. The following replaces the disclosure with respect to BNY Mellon AMNA under the heading “Portfolio Managers” for each of The Small Capitalization—Mid Capitalization Equity Portfolio (p. 34) and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (p. 40):

BNY Mellon AMNA (“Index Strategy”): Karen Wong, CFA has managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Index Strategy since August, 2013.

BNY Mellon AMNA (“Factor Strategy”): William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Index Strategy since March, 2015. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Index Strategy since January, 2018.

3. The following replaces the BNY Mellon AMNA Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Value Equity Portfolio (p.135) and The Institutional Value Equity Portfolio (p.137):

The BNY Mellon AMNA Investment Selection Process:	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of a U.S. large cap value index. The particular segments of a U.S. large cap value index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the U.S. large cap value index.

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4. The following replaces the BNY Mellon AMNA Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Growth Equity Portfolio (p. 139) and The Institutional Growth Equity Portfolio (p.141):

The BNY Mellon AMNA Investment Selection Process:	Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of a U.S. large cap growth index. The particular segments of a U.S. large cap growth index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the U.S. large cap growth index.

5. The following replaces the BNY Mellon AMNA Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Small Capitalization-Mid Capitalization Equity Portfolio (p.143) and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio ( p.146):

The BNY Mellon AMNA Investment Selection Process:	Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of a U.S. small- and mid-cap index which consists of “small” and “mid” capitalization issuers. The particular segments of the index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the U.S. small- and mid-cap index.

6. The following replaces the first full paragraph in the “BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)” section under the “Specialist Manager Guide” on page 203:

Effective December 11, 2018, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”), BNY Mellon AMNA receives a fee from each Portfolio, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, so long as the aggregate assets allocated to BNY Mellon AMNA (“Combined BNY Mellon AMNA Assets” as defined below) exceed $2 billion, at the following annual rate of: 0.04% of assets committed to BNY Mellon AMNA’s Index Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.065%); 0.065% of the assets committed to BNY Mellon AMNA’s Factor Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.075%); and, with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, 0.08% of the assets committed to BNY Mellon AMNA’s U.S. MultiFactor Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.010%). The term “Combined BNY Mellon AMNA Assets” means the sum of: (a) the net assets of the Portfolios, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio of the Trust (collectively, the “Trust Portfolios”) managed by BNY Mellon AMNA; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which BNY Mellon AMNA provides portfolio management services using the strategies employed in the Trust Portfolios. During the fiscal year ended June 30, 2018, BNY Mellon AMNA received fees of 0.065% of the average daily net assets for each portion of The Value Equity Portfolio, The

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Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio allocated to BNY Mellon AMNA pursuant to the then (prior to December 11, 2018) compensation arrangements.

7. The following replaces the first full paragraph in the “BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)” section under the “Specialist Manager Guide” on page 205:

The Portfolio Manager for the Value Equity Portfolio (the Index Strategy), Institutional Value Equity Portfolio (the Index Strategy), Growth Equity Portfolio (the Index Strategy), Institutional Growth Equity Portfolio (the Index Strategy), Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy), and Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy) is Karen Wong. The Portfolio Managers for the ESG Growth and Catholic SRI Growth Portfolios are William Cazalet and Peter Goslin. The Portfolio Managers for the Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Institutional Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Institutional Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) and Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) are William Cazalet and Peter Goslin. The Portfolio Managers for The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to BNY Mellon AMNA, are Karen Wong, William Cazalet and Peter Goslin. The Portfolio Manager with respect to the actively managed assets of The Emerging Markets Portfolio allocated to BNY Mellon AMNA is Warren Skillman. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

5

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is December 12, 2018

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”): At a meeting held on December 11, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the RAFI US Multifactor Strategy (as defined below), to be managed by Pacific Investment Management Company LLC (“PIMCO”) and sub-advised by Parametric Portfolio Associates LLC (“Parametric”), each an existing Specialist Manager to the Portfolios; (ii) new Portfolio Agreements between the Trust and PIMCO on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to PIMCO’s RAFI US Multifactor Strategy; and (iii) the Sub-advisory Agreements between the PIMCO and Parametric with respect to each Portfolio. Accordingly, effective December 12, 2018, the Prospectus is supplemented as follows:

1. The following is added under the heading “Portfolio Managers” for each of The Institutional Value Equity Portfolio (p.13) and The Institutional Growth Equity Portfolio (p.27):

PIMCO and Parametric (RAFI US Multifactor Strategy): Thomas Seto, Head of Investment Management at Parametric, has managed the portion of the Portfolio allocated to PIMCO’s RAFI US Multifactor Strategy since December, 2018. PIMCO supervises Parametric’s trading execution services in implementing the RAFI US Multifactor Strategy.

2. The following is added to the section under “More Information About Fund Investments and Risks” with respect to The Institutional Value Equity Portfolio (p.137) and The Institutional Growth Equity Portfolio (p.141):

The PIMCO/Parametric Investment Selection Process:	PIMCO, through sub-adviser, Parametric, currently manages assets for the Portfolio using the PIMCO RAFI Dynamic Multi-Factor U.S. Equity Strategy (the “RAFI US Multifactor Strategy”). The RAFI US Multifactor Strategy is a smart beta strategy that seeks to track the investment results of the RAFI Dynamic Multi-Factor U.S. Index and is designed to take time-varying exposures to five return factors: value, momentum, low volatility, quality and size. By diversifying and weighting across these factors through a combination of valuation and momentum metrics, the RAFI US Multifactor Strategy seeks to build the most attractive factor portfolios under the premise that that individual factors become cheap and expensive before ultimately ‘mean reverting’ (as do the prices of individual stocks, sectors and countries).

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3. The following replaces the second paragraph of Pacific Investment Management Company LLC (“PIMCO”) section of the “Specialist Manager Guide” on page 212 of the Prospectus:

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios with respect to the RAFI US Multifactor Strategy, PIMCO receives an annual fee from each Portfolio, at the annual rate of 0.175% of the first $600 million of the Combined RAFI US Multifactor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI US Multifactor Strategy Assets; and 0.125% on Combined RAFI US Multifactor Strategy Assets over $1.3 billion. Should these aggregate assets fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%; however, for the twelve month period ending December 12, 2019, this fee for the minimum asset requirement is being voluntarily waived to 0.175% of each Portfolio’s average daily net assets of the account. The term “Combined RAFI US Multifactor Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to PIMCO’s RAFI US Multifactor Strategy from time-to-time. During the fiscal year ended June 30, 2018, PIMCO was not allocated assets of The Institutional Value Portfolio, The Institutional Growth Equity Portfolio and The Commodity Returns Strategy Portfolio. See the “Parametric Portfolio Associates LLC” section of the “Specialist Manager Guide” of the Prospectus for information regarding the portfolio manager assigned to the RAFI US Multifactor Strategy.

4. The following is added to the section under the “Parametric Portfolio Associates LLC” section of the “Specialist Manager Guide” on page 214 of the Prospectus:

For its services, with respect to the RAFI US Multifactor Strategy, for The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”), Parametric receives a fee from PIMCO pursuant to a sub-adviser agreement between Parametric and PIMCO.

5. The following replaces the last paragraph of Pacific Investment Management Company LLC (“PIMCO”) section of the “Specialist Manager Guide” on page 215 of the Prospectus:

Mr. Thomas Seto is primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Tax-Managed Custom Core Strategy. He is also primarily responsible for the day-to-day management of that portion of The Institutional Value Equity and The Institutional Growth Equity Portfolios, allocated to PIMCO and Parametric with respect to the RAFI US Multifactor Strategy. Mr. Seto, Head of Investment Management, leads a team of investment professionals responsible for all portfolio management and trading at the Seattle Investment Center, and is a member of the Enterprise Management Committee. Prior to joining Parametric in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors. He earned an MBA in Finance from the University of Chicago’s Booth School of Business, and a B.S. in Electrical Engineering from the University of Washington.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): At a meeting held on December 11, 2018, the Board approved, on behalf of the Portfolios, amendments to the Portfolio Agreements between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), that reflected a revised fee structure in accordance with three asset classes being managed by BNY Mellon AMNA: the index asset class (the “Index Strategy”); the factor asset class (the “Factor Strategy”) and, except for The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, the U.S. multifactor asset class (the “U.S. Multifactor Strategy”.) Accordingly, effective December 12, 2018, the Prospectus is supplemented as follows:

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1. The following replaces the disclosure with respect to BNY Mellon AMNA under the heading “Portfolio Managers” for each of The Value Equity Portfolio (p.6), The Institutional Value Equity Portfolio (p.13), The Growth Equity Portfolio (p.20) and The Institutional Growth Equity Portfolio (p.27):

BNY Mellon AMNA (“Index Strategy”): Karen Wong, CFA has managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Index Strategy since August, 2013.

BNY Mellon AMNA (“Factor Strategy”): William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since March, 2015. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since January, 2018.

BNY Mellon AMNA (“U.S. MultiFactor Strategy”): William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s US Multi-Factor Strategy since December, 2018. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s US Multi-Factor Strategy since December, 2018.

2. The following replaces the disclosure with respect to BNY Mellon AMNA under the heading “Portfolio Managers” for each of The Small Capitalization—Mid Capitalization Equity Portfolio (p. 33) and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (p. 39):

BNY Mellon AMNA (“Index Strategy”): Karen Wong, CFA has managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Index Strategy since August, 2013.

BNY Mellon AMNA (“Factor Strategy”): William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since March, 2015. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since January, 2018.

3. The following replaces the BNY Mellon AMNA Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Value Equity Portfolio (p.134) and The Institutional Value Equity Portfolio (p.136):

The BNY Mellon AMNA Investment Selection Process:	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of a U.S. large cap value index. The particular segments of a U.S. large cap value index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the U.S. large cap value index.

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4. The following replaces the BNY Mellon AMNA Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Growth Equity Portfolio (p.138) and The Institutional Growth Equity Portfolio (p.140):

The BNY Mellon AMNA Investment Selection Process:	Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of a U.S. large cap growth index. The particular segments of a U.S. large cap growth index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the U.S. large cap growth index.

5. The following replaces the BNY Mellon AMNA Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Small Capitalization-Mid Capitalization Equity Portfolio (p.142) and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio ( p.145):

The BNY Mellon AMNA Investment Selection Process:	Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of a U.S. small- and mid-cap index which consists of “small” and “mid” capitalization issuers. The particular segments of the index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the U.S. small- and mid-cap index.

6. The following replaces the first full paragraph in the “BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)” section under the “Specialist Manager Guide” on page 203:

Effective December 11, 2018, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”), BNY Mellon AMNA receives a fee from each Portfolio, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, so long as the aggregate assets allocated to BNY Mellon AMNA (“Combined BNY Mellon AMNA Assets” as defined below) exceed $2 billion, at the following annual rate of: 0.04% of assets committed to BNY Mellon AMNA’s Index Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.065%); 0.065% of the assets committed to BNY Mellon AMNA’s Factor Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.075%); and, with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, 0.08% of the assets committed to BNY Mellon AMNA’s U.S. MultiFactor Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.010%). The term “Combined BNY Mellon AMNA Assets” means the sum of: (a) the net assets of the Portfolios, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio of the Trust (collectively, the “Trust Portfolios”) managed by BNY Mellon AMNA; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which BNY Mellon AMNA provides portfolio management services using the strategies employed in the Trust Portfolios. During the fiscal year ended June 30, 2018, BNY Mellon AMNA received fees of 0.065% of the average daily net assets for each portion of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio allocated to BNY Mellon AMNA pursuant to the then (prior to December 11, 2018) compensation arrangements.

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7. The following replaces the first full paragraph in the “BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)” section under the “Specialist Manager Guide” on page 205:

The Portfolio Manager for the Value Equity Portfolio (the Index Strategy), Institutional Value Equity Portfolio (the Index Strategy), Growth Equity Portfolio (the Index Strategy), Institutional Growth Equity Portfolio (the Index Strategy), Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy) and Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy) is Karen Wong. The Portfolio Managers for the ESG Growth and Catholic SRI Growth Portfolios are William Cazalet and Peter Goslin. The Portfolio Managers for the Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Institutional Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Institutional Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) and Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) are William Cazalet and Peter Goslin. The Portfolio Managers for The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to BNY Mellon AMNA, are Karen Wong, William Cazalet and Peter Goslin. The Portfolio Manager with respect to the actively managed assets of The Emerging Markets Portfolio allocated to BNY Mellon AMNA is Warren Skillman. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

5

Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is December 12, 2018

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”): At a meeting held on December 11, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the RAFI US Multifactor Strategy (as defined below), to be managed by Pacific Investment Management Company LLC (“PIMCO”) and sub-advised by Parametric Portfolio Associates LLC (“Parametric”), each an existing Specialist Manager to the Portfolios; (ii) new Portfolio Agreements between the Trust and PIMCO on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to PIMCO’s RAFI US Multifactor Strategy; and (iii) the Sub-advisory Agreements between the PIMCO and Parametric with respect to each Portfolio. Accordingly, effective December 12, 2018, the Prospectus is supplemented as follows:

1. The following is added under the heading “Portfolio Managers” for each of The Institutional Value Equity Portfolio (p.8) and The Institutional Growth Equity Portfolio (p.15):

PIMCO and Parametric (RAFI US Multifactor Strategy): Thomas Seto, Head of Investment Management at Parametric, has managed the portion of the Portfolio allocated to PIMCO’s RAFI US Multifactor Strategy since December, 2018. PIMCO supervises Parametric’s trading execution services in implementing the RAFI US Multifactor Strategy.

2. The following is added to the section under “More Information About Fund Investments and Risks” with respect to The Institutional Value Equity Portfolio (p.98) and The Institutional Growth Equity Portfolio (p.100):

The PIMCO/Parametric Investment Selection Process:	PIMCO, through sub-adviser, Parametric, currently manages assets for the Portfolio using the PIMCO RAFI Dynamic Multi-Factor U.S. Equity Strategy (the “RAFI US Multifactor Strategy”). The RAFI US Multifactor Strategy is a smart beta strategy that seeks to track the investment results of the RAFI Dynamic Multi-Factor U.S. Index and is designed to take time-varying exposures to five return factors: value, momentum, low volatility, quality and size. By diversifying and weighting across these factors through a combination of valuation and momentum metrics, the RAFI US Multifactor Strategy seeks to build the most attractive factor portfolios under the premise that that individual factors become cheap and expensive before ultimately ‘mean reverting’ (as do the prices of individual stocks, sectors and countries).

3. The following replaces the second paragraph of Pacific Investment Management Company LLC (“PIMCO”) section of the “Specialist Manager Guide” on page 159 of the Prospectus:

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios with respect to the RAFI US Multifactor Strategy, PIMCO receives an annual fee from each Portfolio, at the annual rate of 0.175% of the first $600 million of the Combined RAFI US Multifactor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI US Multifactor Strategy Assets; and 0.125% on Combined RAFI US Multifactor Strategy Assets over $1.3 billion. Should these aggregate assets fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%; however, for the twelve month period ending December 12, 2019, this fee for the minimum asset requirement is being voluntarily waived to 0.175% of each Portfolio’s average daily net assets of the account. The term “Combined RAFI US Multifactor Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to PIMCO’s RAFI US Multifactor Strategy from time-to-time. During the fiscal year ended June 30, 2018, PIMCO was not allocated assets of The Institutional Value Portfolio, The Institutional Growth Equity Portfolio and The Commodity Returns Strategy Portfolio. See the “Parametric Portfolio Associates LLC” section of the “Specialist Manager Guide” of the Prospectus for information regarding the portfolio manager assigned to the RAFI US Multifactor Strategy.

4. The following is added to the section under the “Parametric Portfolio Associates LLC” section of the “Specialist Manager Guide” on page 160 of the Prospectus:

For its services, with respect to the RAFI US Multifactor Strategy, for The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”), Parametric receives a fee from PIMCO pursuant to a sub-adviser agreement between Parametric and PIMCO.

5. The following replaces the last paragraph of Pacific Investment Management Company LLC (“PIMCO”) section of the “Specialist Manager Guide” on page 161 of the Prospectus:

Mr. Thomas Seto is primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Tax-Managed Custom Core Strategy. He is also primarily responsible for the day-to-day management of that portion of The Institutional Value Equity and The Institutional Growth Equity Portfolios, allocated to PIMCO and Parametric with respect to the RAFI US Multifactor Strategy. Mr. Seto, Head of Investment Management, leads a team of investment professionals responsible for all portfolio management and trading at the Seattle Investment Center, and is a member of the Enterprise Management Committee. Prior to joining Parametric in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors. He earned an MBA in Finance from the University of Chicago’s Booth School of Business, and a B.S. in Electrical Engineering from the University of Washington.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”): At a meeting held on December 11, 2018, the Board approved, on behalf of the Portfolios, amendments to the Portfolio Agreements between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), that reflected a revised fee structure in accordance with three asset classes being managed by BNY Mellon AMNA: the index asset class (the “Index Strategy”); the factor asset class (the “Factor Strategy”) and, except for The Institutional Small Capitalization-Mid Capitalization Equity Portfolio, the U.S. multifactor asset class (the “U.S. Multifactor Strategy”.) Accordingly, effective December 12, 2018, the Prospectus is supplemented as follows:

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1. The following replaces the disclosure with respect to BNY Mellon AMNA under the heading “Portfolio Managers” for each of The Institutional Value Equity Portfolio (p.8) and The Institutional Growth Equity Portfolio (p.15):

BNY Mellon AMNA (“Index Strategy”): Karen Wong, CFA has managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Index Strategy since August, 2013.

BNY Mellon AMNA (“Factor Strategy”): William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since March, 2015. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since January, 2018.

BNY Mellon AMNA (“U.S. MultiFactor Strategy”): William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s US Multi-Factor Strategy since December, 2018. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s US Multi-Factor Strategy since December, 2018.

2. The following replaces the disclosure with respect to BNY Mellon AMNA under the heading “Portfolio Managers” for The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (p. 21):

BNY Mellon AMNA (“Index Strategy”): Karen Wong, CFA has managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Index Strategy since August, 2013.

BNY Mellon AMNA (“Factor Strategy”): William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since March, 2015. Peter Goslin, CFA has co-managed the portion of the Portfolio allocated to BNY Mellon AMNA’s Factor Strategy since January, 2018.

3. The following replaces the BNY Mellon AMNA Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Institutional Value Equity Portfolio (p.97):

The BNY Mellon AMNA Investment Selection Process:	In selecting investments for that portion of the Portfolio allocated to it, BNY Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of a U.S. large cap value index. The particular segments of a U.S. large cap value index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the U.S. large cap value index.

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4. The following replaces the BNY Mellon AMNA Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Institutional Growth Equity Portfolio (p.97):

The BNY Mellon AMNA Investment Selection Process:	Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of a U.S. large cap growth index. The particular segments of a U.S. large cap growth index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the U.S. large cap growth index.

5. The following replaces the BNY Mellon AMNA Investment Selection Process section under “More Information About Fund Investments and Risks” with respect to The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (p.102):

The BNY Mellon AMNA Investment Selection Process:	Mellon AMNA adheres to a “passive,” “indexing” or “rules-based” investment approach by which BNY Mellon AMNA attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of that portion of a U.S. small- and mid-cap index which consists of “small” and “mid” capitalization issuers. The particular segments of the index that form the basis for BNY Mellon AMNA’s investments are determined by the Adviser in consultation with BNY Mellon AMNA. The Portfolio’s returns may vary from the returns of the U.S. small- and mid-cap index.

6. The following replaces the first full paragraph in the “BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)” section under the “Specialist Manager Guide” on page 203:

Effective December 11, 2018, for its services to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”), BNY Mellon AMNA receives a fee from each Portfolio, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, so long as the aggregate assets allocated to BNY Mellon AMNA (“Combined BNY Mellon AMNA Assets” as defined below) exceed $2 billion, at the following annual rate of: 0.04% of assets committed to BNY Mellon AMNA’s Index Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.065%); 0.065% of the assets committed to BNY Mellon AMNA’s Factor Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.075%); and, with respect to The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio, 0.08% of the assets committed to BNY Mellon AMNA’s U.S. MultiFactor Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.010%). The term “Combined BNY Mellon AMNA Assets” means the sum of: (a) the net assets of the Portfolios, The Value Equity Portfolio, The Growth Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio of the Trust (collectively, the “Trust Portfolios”) managed by BNY Mellon AMNA; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which BNY Mellon AMNA provides portfolio management services using the strategies employed in the Trust Portfolios. During the fiscal year ended June 30, 2018, BNY Mellon AMNA received fees of 0.065% of the average daily net assets for each portion of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization-Mid Capitalization Equity Portfolio and The Institutional Small Capitalization-Mid Capitalization Equity Portfolio allocated to BNY Mellon AMNA pursuant to the then (prior to December 11, 2018) compensation arrangements.

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7. The following replaces the fifth full paragraph in the “BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)” section under the “Specialist Manager Guide” on page 205:

The Portfolio Manager for the Institutional Value Equity Portfolio (the Index Strategy), Institutional Growth Equity Portfolio (the Index Strategy) and Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Index Strategy) is Karen Wong. The Portfolio Managers for the ESG Growth and Catholic SRI Growth Portfolios are William Cazalet and Peter Goslin. The Portfolio Managers for the Institutional Value Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), Institutional Growth Equity Portfolio (the Factor Strategy and the U.S. MultiFactor Strategy), and Institutional Small Capitalization-Mid Capitalization Equity Portfolio (the Factor Strategy) are William Cazalet and Peter Goslin. The Portfolio Managers for The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and, with respect to the passively managed assets of, The Emerging Markets Portfolio, regarding the portions of such Portfolios allocated to BNY Mellon AMNA, are Karen Wong, William Cazalet and Peter Goslin. The Portfolio Manager with respect to the actively managed assets of The Emerging Markets Portfolio allocated to BNY Mellon AMNA is Warren Skillman. The Portfolio Managers for The Inflation Protected Securities Portfolio are Nancy Rogers, Paul Benson and Stephanie Shu.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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STATEMENT OF ADDITIONAL INFORMATION

HC Advisors Shares

November 1, 2018

As Supplemented December 12, 2018

HC CAPITAL TRUST

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, 5th FLOOR

WEST CONSHOHOCKEN, PA 19428-2970

This Statement of Additional Information is designed to supplement information contained in the Prospectus relating to HC Capital Trust (“Trust”). The Trust is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of two discretionary investment advisory agreements. It generally oversees the services provided to the Trust. HC Capital Solutions is a separate operating division of Hirtle Callaghan & Co., LLC (the “Adviser”). This document although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectus and should be read in conjunction with the Trust’s Prospectus dated November 1, 2018. A copy of the Prospectus is available by contacting the Trust at (800) 242-9596.

Ticker Symbol
The Value Equity Portfolio	HCVPX

The Institutional Value Equity Portfolio	HCEIX

The Growth Equity Portfolio	HCGWX

The Institutional Growth Equity Portfolio	HCIWX

The Small Capitalization—Mid Capitalization Equity Portfolio	HCSAX

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	HCISX

The Real Estate Securities Portfolio	HCRSX

The Commodity Returns Strategy Portfolio	HCCAX

The ESG Growth Portfolio	HCSGX

The Catholic SRI Growth Portfolio	HCSVX

The International Equity Portfolio	HCIAX

The Institutional International Equity Portfolio	HCITX

The Emerging Markets Portfolio	HCEPX

The Core Fixed Income Portfolio	HCFNX

The Fixed Income Opportunity Portfolio	HCFOX

The U.S. Government Fixed Income Securities Portfolio	HCUAX

The Inflation Protected Securities Portfolio	HCPAX

The U.S. Corporate Fixed Income Securities Portfolio	HCXAX

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCAAX

The Short-Term Municipal Bond Portfolio	HCSTX

The Intermediate Term Municipal Bond Portfolio	HCIBX

The Intermediate Term Municipal Bond II Portfolio	HCBAX

This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C. The Trust’s Annual Report to Shareholders dated June 30, 2018 accompanies this Statement of Additional Information and is incorporated herein by reference.

The date of this Statement of Additional Information is November 1, 2018.

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	3	Additional Information

Further Information About the Trust’s Investment Policies	25	More Information about Fund Investments and Risks

Investment Restrictions	59	More Information about Fund Investments and Risks

Additional Purchase and Redemption Information	61	Additional Information

Portfolio Transactions and Valuation	61	Additional Information

Additional Information about the Portfolio Managers	65	Specialist Manager Guide

Dividends, Distributions and Taxes	101	Additional Information

History of the Trust and Other Information	108	Additional Information

Proxy Voting	110	N/A

Independent Registered Public Accounting Firm and Financial Statements	125	Financial Highlights

Ratings Appendix	126	N/A

MANAGEMENT OF THE TRUST

GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of five members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board member is referred to as an “Interested Trustee.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”

OFFICERS. The table below sets forth certain information about the Trust’s executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN
Geoffrey A. Trzepacz Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1975	President	Indefinite; President since 12/11/18	Mr. Trzepacz is currently the Chief Operating Officer (COO) of the Adviser since January 2018. Prior to January 2018, he served as COO for the Americas for Aberdeen Asset Management.	22

Colette Bergman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bergman is currently a Director of the Adviser. She has been with the Adviser for more than five years.	22

Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Born: 1955	Chief Compliance Officer	Indefinite; Since 4/25/13	Mr. Talarico is President and CEO of Alaric Compliance Services, LLC and has been since the company’s inception in 2004.	22

Curtis Barnes Citi Fund Services 4400 Easton Commons, Suite 200 Columbus, OH 43219 Born: 1953	Secretary	Indefinite; Since 6/05/14	Mr. Barnes is a Senior Vice President and has been with Citi Fund Services Ohio, Inc. since June 1995.	22

INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

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NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	22	None

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1939	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	22	Resource Apartment REIT III, Inc.

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1945	Trustee and Chairman	Indefinite; Trustee since 7/15/99; Chairman since 3/21/17	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	22	Franklin Square Energy and Power Fund

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman and Chief Executive Officer of The Wortham Foundation and has been a Trustee for more than the past five years.	22	Oncor Electric Delivery Company LLC

INTERESTED TRUSTEE. The following table sets forth certain information about the Interested Trustee.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Laura Anne Corsell** Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1948	None	Until 1/1/19; Since 3/17/17	Ms. Corsell is retired. During the past five years she was a Partner at each of McCarter & English, LLP (law firm) (2013-2016) and Montgomery, McCracken, Walker & Rhoads, LLP (law firm) (2007-2014).	22	None

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
**	Ms. Corsell is considered to be “interested” due to her historical relationship with the Adviser, including, prior to retiring, serving as counsel to the Trust and the Adviser.

The Independent Trustees identified in the table above have served together on the Trust’s Board for 14 years. Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Magarick has extensive experience in public accounting, tax and internal controls and was previously a Partner with BDO Seidman, LLP. Mr. Kling, who holds a B. S. from the Wharton School of The University of Pennsylvania, has over 40 years of experience in investment management and as a co-founder of CBRE Clarion Securities, LLC, has extensive experience in the distribution of investment products.

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Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Williams currently serves as the Board Chairman. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $260 million. He is also a life trustee of the Museum of Fine Arts Houston, serving on the executive, finance, investment and audit committees, and is a director of a large electrical transmission and distribution company. With respect to Ms. Corsell (the Interested Trustee), prior to her retirement in 2016, she served as legal counsel for more than 30 years representing registered investment companies, their investment advisers and independent directors. She served as counsel to the Trust and the Adviser from the Trust’s inception in 1995 through her retirement in 2016.

COMMITTEES OF THE BOARD OF TRUSTEES. The Board has established three committees to assist the Trustees in fulfilling their oversight responsibilities.

The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2018. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications.

The Governance Committee is to periodically review and, as appropriate, make recommendations to the Board regarding matters related to the governance of the Trust. The Governance Committee will, among other things, periodically review the size and composition of the Board, the independence of incumbent Independent Trustees, and the compensation of Board members, as well as oversee the annual Board self-assessment process, which includes a review of the backgrounds, professional experience, qualifications and skills of the Board members. Mr. Kling currently serves as the Governance Committee Chairman. The Governance Committee, whose members consist of all of the Independent Trustees, held five meetings during the fiscal year ended June 30, 2018.

The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held four meetings during the fiscal year ended June 30, 2018. Mr. Magarick currently serves as the Audit Committee Chairman.

Compliance and Risk Oversight Process. The Trustees’ overall responsibility for identifying and overseeing the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to accounting matters. To assist them in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, regular reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, as well as an annual assessment of the Trust’s overall compliance program, from the Trust’s Chief Compliance Officer or “CCO.” These reports, together with presentations provided to the Board at its regular meetings and regular compliance conference calls among the Advisor, the CCO and the Chair of the Board’s Audit Committee held each month in which there is not a quarterly Board meeting, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program, including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse effect on the Trust are brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, both the Board and the Audit Committee meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees and the Audit Committee and its Chair are regular participants in the compliance and risk oversight process. Mr. Williams, an Independent Trustee, has served as Chairman of the Board since March 2017.

COMPENSATION ARRANGEMENTS. Effective March 13, 2018 and retroactive for each Trustee to January 1, 2018, the Trustees, are each entitled to receive from the Trust (i) a $87,500 retainer per year, payable quarterly; (ii) $10,000 for each regular or special in—person Board meeting attended; (iii) $3,000 for each Committee meeting attended (except if multiple committee meetings are held at the time of a quarterly Board meeting, there would be only one $3,000 committee fee payment); and (iv) $2,500 for each regular or special telephonic meeting attended, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with the Trustee’s attendance at such meetings. The Audit Committee Chairman receives an additional $10,000 annual fee. The Board Chairman receives an additional $10,000 annual fee and the Governance Committee Chairman receives an additional $5,000 annual

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fee. Prior to March 13, 2018, such compensation arrangements were: (i) since January 1, 2017, the Independent Trustees, and since March 17, 2017, the Interested Trustee, were each entitled to receive from the Trust (a) a $82,500 retainer per year payable quarterly, (b) $10,000 for each regular or special in-person Board meeting attended, (c) $2,500 for each in-person or telephonic Audit Committee meeting attended and (d) $2,500 for each regular or special telephonic meeting attended, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with each Trustee’s attendance at such meetings; (ii) the Audit Committee Chairman received an additional $10,000 annual fee; (iii) the Board Chairman received an additional $10,000 annual fee; and (iv) the Governance Committee Chairman received an additional $5,000 annual fee. The Trust’s officers receive no compensation directly from the Trust for performing the duties of their respective offices. Under a Compliance Services Agreement (“Compliance Agreement”) between the Trust and Alaric Compliance Services, LLC (“Alaric”), Alaric makes an Alaric employee available to serve as the Trust’s CCO. For the services provided under the Compliance Agreement, the Trust currently pays Alaric $160,000 per annum, plus certain out of pocket expenses. Alaric pays the salary and other compensation earned by any such individuals as employees of Alaric. The table below shows the aggregate compensation received from the Trust by each of the Trustees during the fiscal year ending June 30, 2018 (excluding reimbursed expenses) and reflects the above compensation arrangements prior to January 1, 2018.

NAME	AGGREGATE COMPENSATION FROM TRUST	PENSION RETIREMENT BENEFITS FROM TRUST	ESTIMATED BENEFITS UPON RETIREMENT FROM TRUST	TOTAL COMPENSATION FROM TRUST
Laura Anne Corsell*	$125,000	none	none	$125,000
Jarrett Burt Kling	$144,750	none	none	$144,750
Harvey G. Magarick	$148,500	none	none	$148,500
R. Richard Williams	$148,500	none	none	$148,500
Richard W. Wortham, III	$138,500	none	none	$138,500

*	Ms. Corsell has served as an “interested” Trustee since March 17, 2017.

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TRUSTEE OWNERSHIP OF SECURITIES OF HC CAPITAL TRUST. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Portfolios as of December 31, 2017 unless indicated otherwise. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. As of October 3, 2018, all of the officers and Trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of the Adviser and shareholders of the Trust.

	LAURA ANNE CORSELL	JARRETT BURT KLING	HARVEY G. MAGARICK	R. RICHARD WILLIAMS	RICHARD W. WORTHAM, III*
The Value Equity Portfolio	a	b	e	e	a
The Institutional Value Equity Portfolio	a	a	e	a	a
The Growth Equity Portfolio	a	b	e	e	a
The Institutional Growth Equity Portfolio	a	a	e	a	a
The Small Capitalization—Mid Capitalization Equity Portfolio	a	b	c	a	a
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	a	a	c	a	a
The Real Estate Securities Portfolio	a	a	a	a	a
The Commodity Returns Strategy Portfolio	a	b	a	e	a
The ESG Growth Portfolio	a	a	a	a	a
The Catholic SRI Growth Portfolio	a	a	a	a	a
The International Equity Portfolio	a	b	e	e	a
The Institutional International Equity Portfolio	a	a	e	a	a
The Emerging Markets Portfolio	a	b	e	e	a
The Core Fixed Income Portfolio	a	a	e	a	a
The Fixed Income Opportunity Portfolio	a	a	e	a	a
The U.S. Government Fixed Income Securities Portfolio	a	a	a	a	a
The Inflation Protected Securities Portfolio	a	a	a	a	a
The U.S. Corporate Fixed Income Securities Portfolio	a	a	a	a	a
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	a	a	a	a	a
The Short-Term Municipal Bond Portfolio	a	a	b	a	a
The Intermediate Term Municipal Bond Portfolio	a	a	e	a	a
The Intermediate Term Municipal Bond II Portfolio	a	a	c	a	a
AGGREGATE DOLLAR RANGE OF TRUST SHARES	a	d	e	e	a

NOTE:

a = None

b = $1 - $10,000

c = $10,001 - $50,000

d = $50,001 - $100,000

e = Over $100,000

*

Mr. Wortham serves as a trustee for the Wortham Foundation which held shares as of December 31, 2017 of over $100,000 in The Emerging Markets Portfolio. Mr. Wortham has no beneficial interest in the Foundation.

MULTI-MANAGER STRUCTURE. As noted in the Prospectus, each of the Trust’s Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. In selecting Specialist Managers, the Adviser seeks to identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles; (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers. At present, each Portfolio except the U.S. Government Fixed Income Securities, Inflation Protected Securities, U.S. Mortgage/Asset Backed Fixed Income Securities and Short-Term Municipal Bond Portfolios employs the multi-manager structure.

Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, the Adviser

7

may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.

The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act (“Rule 15a-4”), however, provides for an exception from the provisions of Section 15(a). Rule 15a-4 permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” Additionally, the Trust has received an order from the SEC that exempts the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act under certain circumstances. This order permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The shareholders of each Portfolio have approved this structure. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any new Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure.

Allocation of Assets Among Specialist Managers. The Adviser is responsible for determining the level of assets that will be allocated among the Specialist Managers in those Portfolios that are served by two or more Specialist Managers. The Adviser and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make changes in the allocation of assets to the Specialist Managers that serve a particular Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement or termination of an additional Specialist Manager for a particular Portfolio.

INVESTMENT ADVISORY ARRANGEMENTS. The services provided to the Trust by the Adviser and by the various Specialist Managers are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.

The HC Capital Agreements. The services provided to the Trust by the Adviser, described above and in the Prospectus, are governed under the terms of two written agreements with the Trust (“HC Capital Agreements”).

Each HC Capital Agreement provides for an initial term of two years. Thereafter, each HC Capital Agreement remains in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. Each of the HC Capital Agreements may be terminated at any time, without penalty, either by the Trust or by the Adviser, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreements permit the Trust to use the logos and/or trademarks of the Adviser. In the event, however, that the HC Capital Agreements are terminated, the Adviser has the right to require the Trust to discontinue any references to such logos and/or trademarks and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreements further provide that the Adviser will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreements relate (including any action of any officer of the Adviser or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by the Adviser, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Adviser.

8

The dates of the Board and shareholder approvals of the HC Capital Agreements with respect to each Portfolio are set forth as follows:

MOST RECENT CONTRACT APPROVAL
AGREEMENT RELATING TO:	SHAREHOLDERS	BOARD
The Value Equity Portfolio	December 27, 2006	March 13, 2018
The Institutional Value Equity Portfolio	July 18, 2008	March 13, 2018
The Growth Equity Portfolio	December 27, 2006	March 13, 2018
The Institutional Growth Equity Portfolio	August 8, 2008	March 13, 2018
The Small Capitalization—Mid Capitalization Equity Portfolio	December 27, 2006	March 13, 2018
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	August 15, 2008	March 13, 2018
The Real Estate Securities Portfolio	May 14, 2009	March 13, 2018
The Commodity Returns Strategy Portfolio	June 2, 2010	March 13, 2018
The ESG Growth Portfolio	July 13, 2015	March 13, 2018
The Catholic SRI Growth Portfolio	January 4, 2016	March 13, 2018
The International Equity Portfolio	December 27, 2006	March 13, 2018
The Institutional International Equity Portfolio	November 20, 2009	March 13, 2018
The Emerging Markets Portfolio	December 10, 2009	March 13, 2018
The Core Fixed Income Portfolio	December 27, 2006	March 13, 2018
The Fixed Income Opportunity Portfolio	December 27, 2006	March 13, 2018
The U.S. Government Fixed Income Securities Portfolio	November 22, 2010	March 13, 2018
The Inflation Protected Securities Portfolio	February 24, 2014	March 13, 2018
The U.S. Corporate Fixed Income Securities Portfolio	November 22, 2010	March 13, 2018
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	November 22, 2010	March 13, 2018
The Short-Term Municipal Bond Portfolio	December 27, 2006	March 13, 2018
The Intermediate Term Municipal Bond Portfolio	December 27, 2006	March 13, 2018
The Intermediate Term Municipal Bond II Portfolio	July 13, 2010	March 13, 2018

9

Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the various Specialist Managers is governed by individual investment advisory contracts (each, a “Portfolio Management Contract”) between the relevant Specialist Manager and the Trust. Each of the Portfolio Management Contracts includes a number of similar provisions. Each Portfolio Management Contract provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time, to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Specialist Manager, in each case upon sixty days’ written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act. The Portfolio Management Contracts and the Portfolios to which they relate are listed on the following pages:

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Value Equity Portfolio	BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)***	August 2, 2013	August 2, 2013	December 11, 2018
	Cadence Capital Management LLC (“Cadence”)	August 20, 2013	September 30, 2013	September 11, 2018
	Parametric Portfolio Associates LLC (“Parametric”)—Defensive Equity Strategy	July 18, 2014	July 18, 2014	June 12, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric—Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018
The Institutional Value Equity Portfolio	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Cadence	August 20, 2013	September 30, 2013	September 11, 2018
	Pacific Investment Management Company LLC (“PIMCO”)	April 22, 2009	December 5, 2008	June 12, 2018
	Parametric–Defensive Equity Strategy	July 18, 2014	July 18, 2014	June 12, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	PIMCO-Parametric—RAFI US Multifactor Strategy†	December 11, 2018	Not Applicable	December 11, 2018
The Growth Equity Portfolio	Jennison Associates LLC (“Jennison”)	August 25, 1995	April 30, 2012	June 12, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Parametric–Defensive Equity Strategy	July 18, 2014	July 18, 2014	June 12, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric—Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018

10

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Institutional Growth Equity Portfolio	Jennison	Inception (August 8, 2008)	April 30, 2012	June 12, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	PIMCO	April 22, 2009	December 5, 2008	June 12, 2018
	Parametric–Defensive Equity Strategy	July 18, 2014	July 18, 2014	June 12, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	PIMCO-Parametric—RAFI US Multifactor Strategy†	December 11, 2018	Not Applicable	December 11, 2018
The Small Capitalization—Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC (“Frontier”)	Inception (September 5, 1995)	Not Applicable	September 11, 2018
	Pzena Investment Management, LLC (“Pzena”)	April 12, 2010	August 27, 2009	September 11, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Ariel Investments, LLC (“Ariel”)	August 2, 2013	August 2, 2013	September 11, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Advisory Research, Inc. (“Advisory Research”)	September 30, 2016	Not Applicable	September 11, 2018
	Parametric- Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric – Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	Frontier	Inception (August 15, 2008)	Not Applicable	September 11, 2018
	Pzena	April 12, 2010	August 27, 2009	September 11, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Ariel	August 2, 2013	August 2, 2013	September 11, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Advisory Research	September 30, 2016	Not Applicable	September 11, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
The Real Estate Securities Portfolio	Wellington Management Company LLP (“Wellington Management”)	May 21, 2009	May 14, 2009	December 5, 2017
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
The Commodity Returns Strategy Portfolio	Wellington Management	Inception (June 8, 2010)	June 2, 2010	December 5, 2017
	PIMCO	Inception (June 3, 2011)	June 3, 2011	June 12, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)	March 29, 2016	Not Applicable	June 12, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric – Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018

11

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The ESG Growth Portfolio	Agincourt Capital Management, LLC (“Agincourt”)	July 13, 2015	Not Applicable	March 13, 2018
	BNY Mellon AMNA***	July 13, 2015	Not Applicable	June 12, 2018
	Parametric—Liquidity Strategy	July 13, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
The Catholic SRI Growth Portfolio	Agincourt	January 4, 2016	Not Applicable	March 13, 2018
	BNY Mellon AMNA***	January 4, 2016	Not Applicable	June 12, 2018
	Parametric—Liquidity Strategy	January 4, 2016	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
The International Equity Portfolio	Artisan Partners Limited Partnership (“Artisan Partners”)	July 23, 1999	May 30, 2008	December 5, 2017
	Causeway Capital Management LLC (“Causeway”)	May 22, 2006	May 15, 2006	December 5, 2017
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence—Emerging	August 8, 2014	September 30, 2013	September 11, 2018
	Cadence—Developed	August 8, 2014	Not Applicable	September 11, 2018
	City of London Investment Management Company Limited (“CLIM”)	January 23, 2015	January 23, 2015	March 13, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric—Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018
The Institutional International Equity Portfolio	Artisan Partners	Inception (November 20, 2009)	November 20, 2009	December 5, 2017
	Causeway	Inception (November 20, 2009)	November 20, 2009	December 5, 2017
	Lazard Asset Management LLC (“Lazard”)	September 27, 2011	September 23, 2011	December 5, 2017
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence—Emerging	August 8, 2014	September 30, 2013	September 11, 2018
	Cadence—Developed	August 8, 2014	Not Applicable	September 11, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	CLIM	January 23, 2015	January 23, 2015	March 13, 2018
The Emerging Markets Portfolio	BNY Mellon AMNA (Active)***	March 16, 2010	December 10, 2009	March 13, 2018
	BNY Mellon AMNA (Passive)***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric—Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018
	CLIM	January 23, 2015	January 23, 2015	March 13, 2018
	RBC Global Asset Management (UK) Limited (“RBC GAM”)	July 29, 2016	July 29, 2016	December 5, 2017
The Core Fixed Income Portfolio	BNY Mellon AMNA***	December 6, 2010	November 30, 2010	March 13, 2018
	Agincourt	March 10, 2015	Not Applicable	March 13, 2018
The Fixed Income	BNY Mellon AMNA***	August 22, 2013	Not Applicable	March 13, 2018

12

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
Opportunity Portfolio	Fort Washington Investment Advisors, Inc. (“Fort Washington”)	May 24, 2012	April 30, 2012	March 13, 2018
	Western Asset Management Company (“WAMCO”)	July 28, 2014	August 29, 2014*	March 13, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	CLIM	November 3, 2014	January 23, 2015**	March 13, 2018
The U.S. Government Fixed Income Securities Portfolio	BNY Mellon AMNA***	December 6, 2010	November 22, 2010	March 13, 2018
The Inflation Protected Securities Portfolio	BNY Mellon AMNA***	February 24, 2014	Not Applicable	March 13, 2018
The U.S. Corporate Fixed	Agincourt	March 10, 2015	Not Applicable	March 13, 2018
Income Securities Portfolio	BNY Mellon AMNA***	August 22, 2013	Not Applicable	March 13, 2018
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	BNY Mellon AMNA***	January 8, 2013	Not Applicable	March 13, 2018
The Short-Term Municipal Bond Portfolio	Breckinridge Capital Advisors, Inc. (“Breckinridge”)	March 1, 2006	February 28, 2006	March 13, 2018
The Intermediate Term Municipal Bond Portfolio	BNY Mellon AMNA***	December 5, 2008	February 6, 2009	March 13, 2018
	CLIM****	June 12, 2018	July 27, 2018	June 12, 2018
The Intermediate Term Municipal Bond II Portfolio	Breckinridge	July 13, 2010	July 13, 2010	March 13, 2018
	CLIM****	June 12, 2018	July 27, 2018	June 12, 2018

*

Prior to August 29, 2014 and in reliance on an order issued by the Securities and Exchange Commission, the Trust has entered into the Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On August 29, 2014, shareholders of the Portfolio approved a new Portfolio Management Agreement that provided for an increase in the Specialist Manager fee to 0.75% payable to WAMCO beginning August 29, 2014.

**

Prior to January 23, 2015 and in reliance on Rule 15a-4, the Trust had entered into an Interim Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On January 23, 2015, shareholders of the Portfolio approved a final Portfolio Management Agreement having identical terms as those of the Interim Portfolio Management agreement dated November 3, 2014.

***

Prior to February 1, 2018, BNY Mellon AMNA was formerly known as Mellon Capital Management Corporation (“Mellon Capital”) which reorganized to combine and include two other BNY Mellon-Affiliated Specialist Managers, Standish Mellon Asset Management Company, LLC (“Standish”) and The Boston Company Asset Management LLC (“TBCAM”) (the “BNY Mellon Reorganization”). Prior to the BNY Mellon Reorganization, (i) TBCAM served as a Specialist Manager for the portion of The Emerging Markets Portfolio allocated to TBCAM and (ii) Standish served as a Specialist Manager for The Intermediate Term Municipal Bond Portfolio. With respect to The Emerging Markets Portfolio, BNY Mellon AMNA (Active) represents the actively managed strategy services formerly provided by TBCAM and BNY Mellon AMNA (Passive) represents the passively managed strategy services formerly provided by Mellon Capital.

****

In reliance on an order issued by the Securities and Exchange Commission, the Trust entered into the Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On July 27, 2018, shareholders of the Portfolio approved an amendment to the Portfolio Management Agreement.

†

The Portfolio entered into the Portfolio Management Agreement with PIMCO, as Specialist Manager . The Sub-adviser Agreement between Specialist Manager PIMCO and sub-adviser Parametric addresses terms with respect to services to be rendered to the Portfolio.

13

INVESTMENT ADVISORY FEES: The following table sets forth the advisory fees received by the Adviser from each of the Portfolios, calculated at an annual rate of 0.05% of each of the Portfolio’s average daily net assets, for services rendered during the periods indicated (amounts in thousands).

	FISCAL YEAR ENDED June 30, 2018	FISCAL YEAR ENDED June 30, 2017	FISCAL YEAR ENDED June 30, 2016
The Value Equity Portfolio	$310	$304	$291
The Institutional Value Equity Portfolio	$432	$377	$440
The Growth Equity Portfolio	$407	$386	$401
The Institutional Growth Equity Portfolio	$567	$496	$637
The Small Capitalization—Mid Capitalization Equity Portfolio	$55	$53	$49
The Institutional Small Capitalization— Mid Capitalization Equity Portfolio	$79	$71	$93
The Real Estate Securities Portfolio	$62	$59	$69
The Commodity Returns Strategy Portfolio	$427	$431	$491
The ESG Growth Portfolio	$80	$67	$57	(a)
The Catholic SRI Growth Portfolio	$15	$12	$4	(b)
The International Equity Portfolio	$653	$604	$625
The Institutional International Equity Portfolio	$1,305	$1,143	$1,296
The Emerging Markets Portfolio	$902	$854	$845
The Core Fixed Income Portfolio	$40	$44	$47
The Fixed Income Opportunity Portfolio	$342	$330	$399
The U.S. Government Fixed Income Securities Portfolio	$109	$107	$119
The Inflation Protected Securities Portfolio	$189	$180	$248
The U.S. Corporate Fixed Income Securities Portfolio	$134	$127	$134
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$96	$92	$106
The Short-Term Municipal Bond Portfolio	$15	$9	$10
The Intermediate Term Municipal Bond Portfolio	$197	$195	$211
The Intermediate Term Municipal Bond II Portfolio	$39	$37	$39

(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

14

SPECIALIST MANAGER FEES. In addition to the fees paid by the Trust to the Adviser, each of the Portfolios pays a fee to its Specialist Manager(s). For each Portfolio, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectus. The following table sets forth the actual investment advisory fee received from the specified Portfolio by each of its respective Specialist Managers for services rendered during each of the Trust’s last three fiscal years (amounts in thousands):

PORTFOLIO	SPECIALIST MANAGER	2018		2017		2016
The Value Equity Portfolio
	AllianceBernstein(1)	$567		$690		$587
	BNY Mellon AMNA(5)	$34		$36		*	*
	Cadence(20)	$196		$189		$200
	Parametric(21)	$84		$43		$50
The Institutional Value Equity Portfolio
	AllianceBernstein(1)	$763		$906		$872
	PIMCO(13)	*	*	*	*	*	*
	BNY Mellon AMNA(5)	$123		$49		*	*
	Cadence(20)	$237		$211		$290
	Parametric(21)	$53		$57		$93
The Growth Equity Portfolio	Jennison(2)	$538		$464		$384
	SGA(3)	$604		$740		$785
	BNY Mellon AMNA(5)	$194		$189		$177
	Cadence(20)	*	*	*	*	*	*
	Parametric(21)	$104		$44		$59
The Institutional Growth Equity Portfolio	Jennison(2)	$750		$572		$569
	SGA(3)	$623		$727		$1,002
	PIMCO(13)	*	*	*	*	*	*
	BNY Mellon AMNA(5)	$383		$290		$332
	Cadence(20)	*	*	*	*	*	*
	Parametric(21)	$26		$50		$100
The Small Capitalization—Mid Capitalization Equity Portfolio	Frontier(4)	$173		$150		$133
	BNY Mellon AMNA(5)	$—		$1		$1
	RMB/IronBridge(6)	$177		$253		$242
	Pzena(7)	$78		$69		$57
	Ariel(19)	$69		$66		$43
	Advisory Research/ Cupps(16)	$139		$120		$119
	Cadence(20)	*	*	*	*	*	*
	Parametric(21)	$20		$13		$13
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	Frontier(4)	$250		$210		$250
	BNY Mellon AMNA(5)	$9		$1		$1
	RMB/IronBridge(6)	$318		$377		$462
	Pzena(7)	$86		$80		$99
	Ariel(19)	*	*	*	*	*	*
	Advisory Research/ Cupps(16)	$204		$166		$245
	Cadence(20)	*	*	*	*	*	*
	Parametric(21)	$16		$15		$18
The Real Estate Securities Portfolio	Wellington Management(8)	$731		$740		$874
	BNY Mellon AMNA(5)	*	*	*	*	*	*
	Cadence(20)	*	*	*	*	*	*
	Parametric(21)	$19		$13		$12
The Commodity Returns Strategy Portfolio	Wellington Management (Commodity)(8)	$206		$191		$585
	Wellington Management (Global Natural Resources)(8)	$1,069		$1,308		$1,548
	PIMCO(13)	$106		$106		$364
	BNY Mellon AMNA(5)	$526		$486		$387
	Cadence(20)	*	*	*	*	*	*
	Vaughan Nelson (25)	$94		$91		$17
	Parametric(21)	$66		$58		*	*

15

PORTFOLIO	SPECIALIST MANAGER	2018			2017			2016
The ESG Growth Portfolio	Agincourt(25)		*	*		*	*		*	*
	Cadence(20)		$123			$123			$112
	BNY Mellon AMNA(5)		$65			$56			$48
	Parametric(21)		$7			$4			*	*
The Catholic SRI Growth Portfolio	Agincourt(25)		*	*		*	*		*	*
	Cadence(20)		$23			$19			$6
	BNY Mellon AMNA(5)		$12			$9			$4
	Parametric(21)		*	*		*	*		*	*
The International Equity Portfolio	CapGuardian(9)		$—			$26			$357
	Artisan Partners(10)		$1,110			$939			$768
	Causeway(11)		$2,082			$1,705			$908
	BNY Mellon AMNA(5)	$	*	*		$1			$18
	Cadence(20)		$637			$607			$693
	CLIM(23)		*	*		*	*		*	*
	Parametric(21)		$36			$62			$65
The Institutional International Equity Portfolio	CapGuardian(9)		$—			$26			$353
	Artisan Partners(10)		$1,397			$1,120			$1,338
	Causeway(11)		$2,304			$1,876			$1,225
	Lazard(17)		$1,032			$864			$998
	BNY Mellon AMNA(5)		$—			$10			$158
	Cadence(20)		$1,390			$1,249			$1,538
	CLIM(23)		$574			$437			*	*
	Parametric(21)		$91			$112			$58
The Emerging Markets Portfolio
	BNY Mellon AMNA (Active)(12)		$4,805			$4,802			$4,643
	BNY Mellon AMNA (Passive)(5)		$727			$962			$1,050
	Cadence(20)		*	*		*	*		*	*
	CLIM(23)		*	*		*	*		*	*
	Parametric(21)		$48			$47			$72
	RBC GAM(26)		$2,477			$302			*	*
The Core Fixed Income Portfolio
	BNY Mellon AMNA (5)		$27			$26			$29
	Agincourt(24)		$25			$29			$30
The Fixed Income Opportunity Portfolio	Fort Washington (18)		$901			$877			$1,046
	BNY Mellon AMNA(5)	$	*	*	$	*	*	$	*	*
	WAMCO(22)		$1,189			$1,058			$979
	CLIM(23)	$	*	*		$1			$195
	Parametric(21)		$56			$59			$35
The U.S. Government Fixed Income Securities Portfolio	BNY Mellon AMNA (5)		$128			$117			$126
The Inflation Protected Securities Portfolio	BNY Mellon AMNA(5)		$146			$137			$188
The U.S. Corporate Fixed Income Securities Portfolio
	BNY Mellon AMNA(5)		*	*		*	*		*	*
	Agincourt(24)		$194			$169			$203
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	BNY Mellon AMNA(5)		$110			$104			$120
The Short-Term Municipal Bond Portfolio	Breckinridge(14)		$37			$23			$25
The Intermediate Term Municipal Bond Portfolio	BNY Mellon AMNA(15)		$627			$614			$638
	CLIM(23)	$	*	*		$—			$—
The Intermediate Term Municipal Bond II Portfolio	Breckinridge(14)		$94			$87			$93
	CLIM(23)	$	*	*		$—			$—

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**	The Specialist Manager was under contract but did not provide any portfolio management services to the Portfolio during the period.
(1)

The Portfolio Management Contract between AllianceBernstein L.P. (“AllianceBernstein”) and the Trust with respect to The Value Equity and The Institutional Value Equity Portfolios was terminated effective May 15, 2018. Prior to May 15, 2018, for its services to The Value Equity and The Institutional Value Equity Portfolios, AllianceBernstein was compensated at an annual rate of 0.37% of the first $150 million in total Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million.

(2)

For its services to The Growth Equity and The Institutional Growth Equity Portfolios, Jennison is compensated for it services to each Portfolio at an annual rate of 0.75% on the first $10 million of Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets), 0.50% on the next $30 million of such Combined Assets; 0.35% of the next $25 million of such Combined Assets; 0.25% on the next $335 million of such Combined Assets; 0.22% of the next $600 million of such Combined Assets; 0.20% on the next $4 billion of such Combined Assets; and 0.25% on the balance of such Combined Assets; subject to a maximum annual fee of 0.30% of the average daily net assets of the portion of the Portfolios allocated to Jennison.

(3)

The Portfolio Management Contract between Sustainable Growth Advisers (“SGA”) and the Trust with respect to The Growth Equity and The Institutional Growth Equity Portfolios was terminated effective May 15, 2018. Prior to May 15, 2018, for its services to The Growth Equity and The Institutional Growth Equity Portfolios, SGA was compensated at an annual rate of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolios allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services.

(4)

For its services to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios, Frontier receives its standard annual fee for the asset class of 0.75% for all assets allocated to it in excess of $90 million of the Combined Assets (as defined below), provided that it will continue to receive an annual fee of 0.45% on the first $90 million of such Combined Assets. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services.

(5)

Pursuant to an Adoption Agreement dated January 31, 2018 in connection with the BNY Mellon Reorganization noted above, BNY Mellon AMNA adopted each of the existing Portfolio Management Agreements of Standish, TBCAM or Mellon Capital and each such agreement was amended to change all references to any of Standish, TBCAM or Mellon Capital to BNY Mellon AMNA, effective February 1, 2018. For its services to The Core Fixed Income Portfolio (US Government and US Mortgage/Asset Backed sleeves), The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BNY Mellon AMNA receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.06%. For its services to The Core Fixed Income Portfolio (US Corporate sleeve) and The U.S. Corporate Fixed Income Securities Portfolio, BNY Mellon AMNA receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.15%. For its services to The Fixed Income Opportunity Portfolio, BNY Mellon AMNA receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%. Effective December 11, 2018, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio (the “Portfolios”), BNY Mellon AMNA receives a fee from each Portfolio, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, so long as the aggregate assets allocated to BNY Mellon AMNA (“Combined BNY Mellon AMNA Assets” as defined below) exceed $2 billion, at the following annual rate of: 0.04% of assets committed to BNY Mellon AMNA’s Index Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.065%); 0.065% of the assets committed to BNY Mellon AMNA’s Factor Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.075%); and, with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, 0.08% of the assets committed to BNY Mellon AMNA’s U.S. MultiFactor Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.010%). The term “Combined BNY Mellon AMNA Assets” means the sum of: (a) the net assets of the Portfolios, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio of the Trust (collectively, the “Trust Portfolios”) managed by BNY Mellon AMNA; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment

17

adviser and for which BNY Mellon AMNA provides portfolio management services using the strategies employed in the Trust Portfolios. Prior to December 11, 2018, BNY Mellon AMNA received a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, BNY Mellon AMNA receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, BNY Mellon AMNA receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%.

For its services to The Emerging Markets Portfolio, BNY Mellon AMNA receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%.

For its services to The Inflation Protected Securities Portfolio, BNY Mellon AMNA receives a fee from the Portfolio at an annual rate of: 0.04% of the average daily net assets of that portion of the Account invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets of that portion of the Account invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets of that portion of the Account invested according to an emerging markets inflation-protected securities strategy.

For its services to each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, effective June 23, 2018, BNY Mellon AMNA receives a fee of 0.16% of the average daily net assets of that portion of the assets of each Portfolio managed by it. Prior to June 23, 2018, for its services to each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, BNY Mellon AMNA received, effective December 5, 2017 for The Catholic SRI Growth Portfolio, a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first 36 months of The ESG Growth Portfolio’s operations following June 23, 2015 and for the first 36 months of The Catholic SRI Growth Portfolio’s operations following December 15, 2015 (each the “Effective Date”, respectively), and, after The ESG Growth Portfolio’s third anniversary and The Catholic SRI Growth Portfolio’s third anniversary of the Effective Date, (i) at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first 36 months of The ESG Growth Portfolio’s operations following June 23, 2015 and for the first 36 months of The Catholic SRI Growth Portfolio’s operations following December 15, 2015 (each the “Effective Date”, respectively), and, after The ESG Growth Portfolio’s third anniversary and The Catholic SRI Growth Portfolio’s third anniversary of the Effective Date, (i) at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Provided that, in each case of Domestic Large Cap Equity Securities and Developed Markets International Equity Securities, that an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter. Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets. Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

18

(6)

The Portfolio Management Contract between RMB Capital Management L.L.C.(“RMB”) and the Trust with respect to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios was terminated effective May 15, 2018. Prior to May 15, 2018, for its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, RMB, which succeeded IronBridge Capital Management L.P. (“IronBridge”) as Specialist Manager of the Portfolios on June 24, 2017, was compensated, at an annual rate of 0.70% of the average daily net assets of that portion of the respective Portfolios allocated to RMB. Prior to June 24, 2017, IronBridge was entitled to receive a fee of 0.70% and received the fees for such periods indicated above. Prior to September 23, 2015, IronBridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolios allocated to IronBridge and received such fee as indicated above.

(7)

For its services to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios, Pzena is compensated at an annual rate of 1.00% of the average net assets of the respective Portfolio assigned to Pzena.

(8)

For its services to The Real Estate Securities Portfolio, Wellington Management is compensated at an annual rate of 0.75% on the first $50 million of the average daily net Combined Assets (see the Specialist Manager section of the Prospectus for the definition of Combined Assets) and 0.65% on Combined Assets over $50 million. With respect to The Commodity Returns Strategy Portfolio, for assets managed in its Global Natural Resources strategy (the “Account”), Wellington Management receives a fee calculated daily and payable monthly in arrears at the annual rate, of 0.60% of the average daily net assets of the Account so long as at least $150 million in assets are present in the Account; and 0.85% of the average daily net assets of the Account if less than $150 million in assets are present in the Account. For the twelve month period ending November 1, 2018, Wellington Management’s fee for its Global Natural Resources strategy is being voluntarily waived to 0.25% of the average daily net assets of the account. For assets managed in its Commodity strategy, Wellington Management receives a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy.

(9)

As of October 14, 2016, the Portfolio Management Contract between Capital Guardian Trust Company (“CapGuardian”) and the Trust was terminated. Prior to October 14, 2016, CapGuardian provided services to The International Equity Portfolio and The Institutional International Equity Portfolio and was compensated at an annual rate of 0.70% for the first $25 million of the average of the average daily net asset values of the Account as of the last business day of each of the three months in the calendar quarter, 0.55% for the next $25 million, 0.425% for the next $200 million in such assets and 0.375% for those assets in excess of $250 million. There was a minimum annual fee of $312,500 based upon an account size of $50 million. The following fee discounts could have been applied based upon the total annualized aggregate fees (include other assets managed by CapGuardian); 5% discount on fees from $1.25 million to $4 million; 7.5% discount on fees from $4 million to $8 million; 10% discount on fees from $8 million to $12 million; and 12.5% discount on fees over $12 million. When the total aggregate fees exceeded $3 million, before discounts, fee break points were to be eliminated and the Portfolios would have paid a fee at an annual rate of 0.375% on all assets in the Portfolios managed by CapGuardian.

(10)

Effective January 1, 2017, for its services to The International and Institutional International Equity Portfolios, Artisan Partners receives a fee, calculated and payable monthly, in arrears, at an annual rate of 0.47% of the average daily net assets allocated to Artisan Partners so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar month following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated daily and paid monthly, in arrears, at an annual rate of 0.80% of the first $50 million of Combined Assets and 0.60% of Combined Assets in excess of $50 million. If the Combined Assets subsequently increase to more than $500 million due to contributions, and the net contributions over time are at least $500 million, beginning with the first calendar month following the date on which such increase occurred, the fee shall be at the annual rate of 0.47% of the average daily net assets allocated to Artisan Partners. For purposes of computing Artisan Partners’ fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan Partners; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan Partners. Prior to January 1, 2017, the fees payable to Artisan Partners were calculated separately for each Portfolio.

(11)

For its services to The International Equity and The Institutional International Equity Portfolios, Causeway is compensated at an annual rate of 0.45% of the average net assets of The International Equity and The Institutional International Equity Portfolios allocated to Causeway.

(12)

Pursuant to an Adoption Agreement dated January 31, 2018 in connection with the BNY Mellon Reorganization noted above, BNY Mellon AMNA adopted each of the existing Portfolio Management Agreements of Standish, TBCAM or Mellon Capital and each such agreement was amended to change all references to any of Standish, TBCAM or Mellon Capital to BNY Mellon AMNA, effective February 1, 2018. For its services to The Emerging Markets Portfolio, BNY Mellon AMNA is compensated at an annual rate of 0.90% of average net assets for the first $50 million in Portfolio assets, 0.85% for the next $50 million in such assets, 0.70% for the next $100 million in such assets, 0.55% on the next $200 million in such assets, and 0.50% for such assets over $400 million.

(13)

For its services to The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio, PIMCO is compensated at an annual rate of 0.25% of the average net assets of each Portfolio assigned to PIMCO. With respect to The Commodity Returns Strategy Portfolio, PIMCO is compensated at an annual rate of 0.49% of that portion of the Portfolio allocated to PIMCO. For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios with respect to the RAFI US Multifactor Strategy, PIMCO receives an annual fee from each Portfolio, at the annual rate of 0.175% of the first $600 million of the Combined RAFI US Multifactor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI US Multifactor Strategy Assets; and 0.125% on Combined RAFI US Multifactor Strategy Assets over $1.3 billion. Should these aggregate assets fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%; however, for the twelve month period ending November 1, 2019, this fee for the minimum asset requirement is being voluntarily waived to 0.175% of each Portfolio’s average daily net assets of the account. The term “Combined RAFI US Multifactor Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to PIMCO’s RAFI US Multifactor Strategy from time-to-time.

19

(14)

For its services to The Intermediate Term Municipal Bond II Portfolio and The Short Term Municipal Bond Portfolio, Breckinridge is compensated at an annual rate of 0.125% of the average net assets of each Portfolio. Breckinridge became a Specialist Manager and began providing investment management serves to The Intermediate Term Municipal Bond II Portfolio on July 13, 2010.

(15)

Pursuant to an Adoption Agreement dated January 31, 2018 in connection with the BNY Mellon Reorganization noted above, BNY Mellon AMNA adopted each of the existing Portfolio Management Agreements of Standish, TBCAM or Mellon Capital and each such agreement was amended to change all references to any of Standish, TBCAM or Mellon Capital to BNY Mellon AMNA, effective February 1, 2018. For its services to The Intermediate Term Municipal Bond Portfolio, BNY Mellon AMNA is compensated at the annual rate of 0.25% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to BNY Mellon AMNA and 0.15% of those Combined Assets (as defined below) exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For the purposes of computing BNY Mellon AMNA’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by BNY Mellon AMNA in The Intermediate Term Municipal Bond Portfolio and certain other assets managed by BNY Mellon AMNA for clients of Hirtle Callaghan and Co., LLC.

(16)

For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Advisory Research, which succeeded Cupps Capital Management LLC (“Cupps”) as Specialist Manager of the Portfolios in September 30, 2016, receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%. Prior to September 30, 2016, Cupps was entitled to receive a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85% and received the fees for such periods indicated above.

(17)

For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the assets of the Portfolio that may, from time to time be allocated to Lazard.

(18)

For its services to The Fixed Income Opportunity Portfolio, Fort Washington receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Fort Washington if the average daily net assets exceeds $200 million. For the purposes of computing Fort Washington’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Fort Washington in The Fixed Income Opportunity Portfolio and certain other assets managed by Fort Washington for clients of Hirtle Callaghan and Co., LLC.

(19)

For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Ariel receives an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million and 0.50% of Combined Assets exceeding $20 million.

(20)

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%.

20

Prior to its termination on August 27, 2018, Cadence received, for its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets; Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets; Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets; and Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

(21)

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets committed to the Defensive Equity Strategy over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.05% of the Targeted Strategy Assets committed to the Targeted Strategy. Targeted Strategy Assets means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time for investment using the Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year per Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Core Assets (as defined below) committed to Parametric’s Tax-Managed Custom Core Strategy; 0.09% of the next $250 million of the Combined Tax-Managed Custom Core Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Core Assets; and 0.07% on Combined Tax-Managed Assets over $1 billion. If, at the close of business on September 30, 2019, the Combined Assets under this Agreement are less than $500 million, the fee for the first $250 million shall be permanently increased to 0.13% of the first $250 million of the Combined Assets; 0.09% of the next $250 million of the Combined Assets; 0.08% of the next $500 million of the Combined Assets; and 0.07% of the Combined Assets over $1 billion. Parametric did not manage assets in the Tax-Managed Custom Core Strategy for any of these Portfolios during the periods shown in the table. For its services, with respect to the RAFI US Multifactor Strategy, for The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”), Parametric receives a fee from PIMCO pursuant to a Sub-adviser agreement between Parametric and PIMCO.

(22)	For its services to The Fixed Income Opportunity Portfolio, WAMCO receives a fee at the annual rate of 0.75% of the average daily net assets of that portion of the Portfolio allocated to WAMCO.
(23)	For its services to The Fixed Income Opportunity Portfolio, CLIM is compensated at an annual rate of 0.45% of the average net assets of Portfolio assigned to CLIM.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, CLIM receives a fee from each Portfolio at the annual rate of 0.80% for the first $50 million of the “Combined Assets” of that portion of the Portfolio allocated to CLIM and 0.40% of those Combined Assets (as defined below) exceeding $50 million. For the purposes of computing CLIM’s fee for these Portfolios, the term “Combined Assets” shall mean the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of Hirtle Callaghan and Co., LLC.

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For its services to The Emerging Markets Portfolio, CLIM receives a fee from the Portfolio at the annual rate of 1.00% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to CLIM, 0.80% of those Combined Assets (as defined below) over $100 million to $200 million, and 0.50% of those “Combined Assets” over $200 million. For the purposes of computing CLIM’s fee for this Portfolio, the term “Combined Assets” shall mean the sum of the average daily net assets managed by CLIM in The Emerging Markets Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of Hirtle Callaghan and Co., LLC.

For its services to The Intermediate Term Municipal Bond Portfolio, CLIM is compensated at the annual rate of 0.45%. Prior to July 27, 2018, CLIM received a fee of 0.25% for the first $100 million of the assets of that portion of the Portfolio allocated to CLIM and 0.15% of those assets exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For its services to The Intermediate Term Municipal Bond II Portfolio, CLIM is compensated at an annual rate of 0.45%. Prior to July 27, 2018, CLIM received a fee of 0.125% of the average daily net assets of the Portfolio. CLIM became a Specialist Manager and began providing investment management services to The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio on June 13, 2018.

(24)

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt is compensated at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. For its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Agincourt is compensated at an annual rate of 0.12% of the average daily net assets of that portion of the Portfolio that is managed by Agincourt.

(25)

For its services with respect to the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson from time to time (the “Account”), Vaughan Nelson shall receive a fee calculated at an annual rate and payable quarterly in arrears based on the Average Quarterly Net Assets of the Combined Assets (as defined below) of 0.35% of the first $25 million of the Combined Assets, 0.25% of the next $75 million of Combined Assets and 0.20% of the Combined Assets exceeding $100 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which the Adviser serves as investment adviser and for which Vaughan Nelson provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account. “Average Quarterly Net Assets” shall mean the average of the average daily net asset values of the Account and/or the average of the net asset values of the Other Hirtle Accounts, as the case may be, as of the last business day of each of the three months in the calendar quarter.

(26)

For its services with respect to the portion of The Emerging Markets Portfolio allocated to RBC GAM from time to time (the “Account”), RBC GAM receives a fee calculated at an annual rate of 0.80% of the first $100 million of Combined Assets; 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million. Combined Assets refers to the aggregate of all assets of the Portfolio managed by RBC GAM and any assets of other clients of the Adviser managed by RBC GAM using the same strategy.

ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 4400 Easton Commons, Suite 200, Columbus, OH 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company(NYSE: C).

Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; and (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto. As administrator, Citi maintains certain books and records of the Trust that are required by applicable federal regulations. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a fee which is computed daily and paid monthly in arrears, is calculated at an annual rate of 0.0506% of the Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0276% of the Portfolios’ average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, fair value support services, regulatory reporting services and reimbursement of certain expenses.

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For the fiscal years ended June 30, 2016, 2017 and 2018, Citi, as Administrator received administration fees in accordance with the agreement in effect at the time in the following amounts for each of the Portfolios (amounts in thousands):

	FISCAL YEAR ENDED June 30, 2018	FISCAL YEAR ENDED June 30, 2017	FISCAL YEAR ENDED June 30, 2016
The Value Equity Portfolio	$179	$186	$164
The Institutional Value Equity Portfolio	$246	$227	$248
The Growth Equity Portfolio	$227	$229	$224
The Institutional Growth Equity Portfolio	$313	$291	$355
The Small Capitalization—Mid Capitalization Equity Portfolio	$36	$45	$42

	FISCAL YEAR ENDED June 30, 2018	FISCAL YEAR ENDED June 30, 2017	FISCAL YEAR ENDED June 30, 2016
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$53	$47	$59
The Real Estate Securities Portfolio	$34	$34	$46
The Commodity Returns Strategy Portfolio	$298	$310	$331
The ESG Growth Portfolio	$69	$90	$75	(a)
The Catholic SRI Growth Portfolio	$30	$51	$22	(b)
The International Equity Portfolio	$393	$423	$420
The Institutional International Equity Portfolio	$764	$753	$844
The Emerging Markets Portfolio	$528	$549	$524
The Core Fixed Income Portfolio	$113	$124	$100
The Fixed Income Opportunity Portfolio	$233	$234	$256
The U.S. Government Fixed Income Securities Portfolio	$90	$91	$87
The Inflation Protected Securities Portfolio	$107	$106	$143
The U.S. Corporate Fixed Income Securities Portfolio	$92	$90	$87
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$141	$133	$106
The Short-Term Municipal Bond Portfolio	$20	$12	$12
The Intermediate Term Municipal Bond Portfolio	$137	$137	$135
The Intermediate Term Municipal Bond II Portfolio	$32	$33	$30

(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

Under a Compliance Services Agreement between the Trust and Citi, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer (“CCO”), and assisting in preparing or providing documentation for the Trust’s CCO to deliver to the Board. Citibank, N.A. (“Citibank”) serves as the securities lending agent to the Trust. As the securities lending agent, Citibank is responsible for the implementation and administration of the securities lending program pursuant to a Global Securities Lending Agency Agreement (“Securities Lending Agreement”). Citibank acts as agent to the Trust to lend available securities with any person on its list of approved borrowers, including Citibank and certain of its affiliates. Citibank determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Citibank ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the applicable Portfolio’s relevant account on the date such amounts are delivered by the borrower to Citibank. Citibank receives and holds, on the Portfolio’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Citibank marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, Citibank returns the collateral to the borrower upon the return of the loaned securities to Citibank. Citibank invests cash collateral in accordance with the Securities Lending Agreement. Citibank maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Portfolios a monthly statement describing the loans made, and the income derived from the loans, during the period. Citibank performs compliance monitoring and testing of the securities lending program and provides quarterly reports to the Trust’s Board of Trustees. The Portfolios, except for The Real Estate Securities Portfolio, The ESG Growth Portfolio, The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities

23

Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio, which did not engage in securities lending activities, earned income and paid fees and compensation to service providers related to their securities lending activities during the most recent fiscal year:

	Value	Inst’l Value	Growth	Inst’l Growth	Small-Mid Cap	Inst’l Small Mid Cap	Commodity	Catholic SRI
Gross income from securities lending activities	$91,583	$110,553	$56,418	$76,297	$63,137	$119,534	$194,015	$12
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from revenue split	$18,271	$22,065	$11,319	$15,348	$12,957	$24,016	$38,369	$2
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$0	$0	$0	$0	$0	$0	$0	$0
Administrative fees not included in the revenue split	$0	$0	$0	$0	$0	$0	$0	$0
Indemnification fees not included in the revenue split	$0	$0	$0	$0	$0	$0	$0	$0
Rebate (paid to borrow)	$0	$0	$0	$0	$0	$0	$0	$0
Other fees not included in revenue split	$0	$0	$0	$0	$0	$0	$0	$0
Aggregate fees and/or compensation for securities lending activities	$18,271	$22,065	$11,319	$15,348	$12,957	$24,016	$38,369	$2
Net income from securities lending activities	$73,312	$88,488	$45,099	$60,949	$50,180	$95,518	$155,646	$10

	International	Inst’l International	Emerging Markets	Fixed Income Opportunity
Gross income from securities lending activities	$463,801	$1,047,279	$367,128	$637,399
Fees and/or compensation for securities lending activities
Fees paid to securities lending agent from revenue split	$92,778	$209,673	$72,725	$127,974
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$0	$0	$0	$0
Administrative fees not included in the revenue split	$0	$0	$0	$0
Indemnification fees not included in the revenue split	$0	$0	$0	$0
Rebate (paid to borrow)	$0	$0	$0	$0
Other fees not included in revenue split	$0	$0	$0	$0
Aggregate fees and/or compensation for securities lending activities	$92,778	$209,673	$72,725	$127,974
Net income from securities lending activities	$371,023	$837,606	$294,403	$509,425

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FIS Investor Services LLC (“FIS”), formerly, SunGard Investor Services LLC, serves as the Trust’s Transfer Agent pursuant to an agreement approved by the Board on March 10, 2015. FIS will receive, for performing the services listed under its agreement, a fee, which is paid monthly, calculated at an annual rate of: 0.0034% of the Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0019% of the Portfolios’ average daily net assets in excess of $12 billion. The offices of the Transfer Agent are located at 4249 Easton Way, Suite 400, Columbus, OH 43219.

Unified Financial Securities, LLC (“Unified”) serves as the Trust’s principal underwriter pursuant to an agreement approved by the Board on January 1, 2016. Unified is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC. Because shares of the Trust’s Portfolios are available only to clients of the Adviser and financial intermediaries that have established a relationship with the Adviser, the services to be provided by Unified are limited. Unified will receive an annual fee of $50,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at 9465 Counselor’s Row, Suite 200, Indianapolis, IN 46240. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services LLC (“Alaric”), 800 Third Ave., 11th Floor, New York, NY, 10022 provides CCO services to the Trust and its Portfolios pursuant to a Compliance Services Agreement. Alaric makes an Alaric employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers.

State Street Bank and Trust Company is the Trust’s custodian. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s Portfolios. The custodian is compensated at the rate of 0.01% of the first $2 billion, 0.0075% of the next $3 billion, and 0.005% of the assets in excess of $5 billion of the Trust’s domestic assets, 0.0225% of the Trust’s foreign assets in developed countries. With respect to securities from emerging markets, the custodian is compensated at rates ranging from 0.07% to 0.50% depending upon the particular market in question. The offices of the custodian are located at State Street Financial Center, 1 Lincoln Street, Boston, MA 02111.

HC Advisors Shares Marketing and Service Plan. Under the Trust’s Marketing and Service Plan (the “12b-1” Plan), the Trust can pay to the Adviser a fee of up to 0.25% annually of the average daily net assets attributable to HC Advisors Shares. The fee is not tied exclusively to actual expenses incurred by the Adviser in performing the services set forth below and the fee may exceed such expenses. The Plan Fee shall be calculated daily based upon the average daily net assets of each Portfolio attributable to such Portfolio’s HC Advisors Shares, and such fee shall be charged only to such HC Advisors Shares.

The fee is intended to compensate the Adviser for expenses associated with the (i) oversight and coordination of those organizations, including the Administrator, Transfer Agent, Fund Accounting Agent and principal underwriter (collectively, “Service Organizations”) retained by the Trust in connection with the distribution of shares of the HC Advisors Shares to Third Party Institutions that will, in turn, hold shares of one or more of the HC Advisors Shares for the benefit of their discretionary clients; and (ii) the provision of shareholder services to such third party Institutions. Such oversight, coordination and shareholder services may include, but are not limited to, the following: (1) services associated with the provision of prospectuses, statements of additional information, any supplements thereto and shareholder reports relating to the HC Advisors Shares and to be provided to Third Party Institutions; (2) obtaining information and providing explanations to Third Party Institutions (and, if requested to do so by a Third Party Institution that would be permitted to acquire shares of the HC Advisors Shares and if acceptable to the Adviser, to Discretionary Clients of such institutions) regarding the investment objectives and policies of the respective Portfolios, as well as other information appropriate information about the HC Advisors Shares and the Portfolios; (3) coordination and oversight of the accounting and record-keeping processes as they relate to the HC Advisors Shares and responding to inquiries from Third Party Institutions that are holder of record of shares of HC Advisors Shares through “f/b/o” or “omnibus accounts” and coordination of administrative services for the HC Advisors Shares (e.g. in connection with proxy solicitations; distribution of periodic shareholders reports); and compliance with applicable regulations as they related to HC Advisors Shares (e.g. Rule 22c-2 and anti-money laundering procedures); (4) any other activity that the Board determines is primarily intended to result in the sale of shares of HC Advisors Shares or to provide appropriate services to a Third Party Institution.

The 12b-1 Plan was approved by the Board on December 10, 2009 but has not been operational at any point since that time. Accordingly, no payments under the 12b-1 Plan have ever been made by the Trust.

FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES

As stated in the Prospectus, the Trust currently offers twenty-two portfolios, each of which are presented in this Statement of Additional Information, each with its own investment objectives and policies. These portfolios are: The Equity Portfolios—The Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, Real Estate Securities, International Equity, Emerging Markets, Commodity Returns Strategy, ESG Growth and Catholic SRI Growth Portfolios; The Institutional Equity Portfolios—The

25

Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization—Mid Capitalization Equity, Institutional International Equity Portfolios; and The Income Portfolios—The Core Fixed Income, Fixed Income Opportunity, U.S. Government Fixed Income Securities, Inflation Protected Securities, U.S. Corporate Fixed Income Securities, U.S. Mortgage/Asset Backed Fixed Income Securities, Short-Term Municipal Bond, Intermediate Term Municipal Bond and Intermediate Term Municipal Bond II Portfolios.

The following discussion supplements the prospectus discussion of the investment risks associated with the types of investments in which the Portfolios are entitled to invest. The table below summarizes these investments. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectus and in this Statement of Additional Information. Further, as indicated in the Prospectus, that portion of the assets of the Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, International Equity, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization – Mid Capitalization, Institutional International Equity, Emerging Markets, Real Estate Securities and Commodity Related Securities Portfolios (“Index Accounts”) that have been or may be allocated to Cadence and/or BNY Mellon AMNA and the indexing strategies that those Specialist Managers have been retained to provide, may be invested exclusively in securities included in the benchmark index associated with those Portfolios, respectively, provided that Cadence and/or BNY Mellon AMNA are authorized to and may use certain derivative instruments solely for the purpose of gaining market exposure consistent with such index strategy and provided further that the Index Accounts may temporarily hold non-index names due to corporate actions (i.e., spin-offs, mergers, etc.).

Additionally, to enable The Commodity Returns Strategy Portfolio to achieve its investment objective through commodity, economic and investment cycles, the Portfolio seeks to augment its equity returns by reinforcing the Specialist Managers’ commodity views via exposure to commodity-linked structured notes. The Portfolio may also anticipate future investments in equities by investing in options and futures contracts. The Portfolio may focus on the securities of particular issuers or industries within the commodity-related industries in which the Portfolio invests, or in particular countries or regions, at different times. The Portfolio intends to gain exposure to the commodity markets in part by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). Among other investments, the Subsidiaries are expected to invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiaries have the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiaries (unlike the Portfolio) may invest without limitation in commodities, commodity-linked swap agreements and other commodity linked derivative instruments as well as make short sales of securities, maintain a short position or purchase securities on margin within the context of a total portfolio of investments designed to achieve the Portfolio’s objectives. The Portfolio and the Subsidiaries may test for compliance with certain investment restrictions on a consolidated basis. The Subsidiaries must, however, comply with the asset segregation requirements (described elsewhere in the SAI) with respect to its investments in commodity-linked swaps and other commodity-linked derivatives as well as short sales. By investing in the Subsidiaries, the Portfolio is indirectly exposed to the risks associated with the Subsidiaries’ investments.

26

The Equity and Institutional Equity Portfolios

Investment Instrument/Strategy	Value	Growth	Small- Mid Cap	Real Estate	Int’l	Emerging Markets	Inst. Value	Inst. Growth	Inst. Small - Mid Cap	Inst. Int’l	Commodity	ESG	C SRI Growth
ADRs, EDRs and GDRs	x	x	x	x	x	x	x	x	x	x	x	x	x
Agencies	*	*	*	*	*	*	x	x	*	*	x	*	*
Asset-Backed Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Cash Equivalents	*	*	*	*	*	*	x	x	*	*	x	x	x
Collateralized Mortgage Obligations	—	—	—	—	—	—	x	x	—	—	x	x	x
Commercial Paper	*	*	*	*	*	*	x	x	*	*	x	x	x
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—	—	—	x	—	—
Common Stock	x	x	x	x	x	x	x	x	x	x	x	x	x
Convertibles	x	x	x	x	x	x	x	x	x	x	x	x	x
Corporates	—	—	—	—	—	—	x	x	—	—	x	x	x
Depositary Receipts	x	x	x	x	x	x	x	x	x	x	x	x	x
Emerging Markets Securities	x	x	x	x	x	x	x	x	x	x	x	x	x
Floaters	*	*	*	—	*	*	x	x	*	*	x	*	*
Foreign Currency	—	—	—	x	x	x	x	x	—	x	x	x	x
Foreign Equity (US $)	x	x	x	x	x	x	x	x	x	x	x	x	x
Foreign Equity (non-US $)	x	x	x	x	x	x	x	x	x	x	x	x	x
Foreign Fixed-Income Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Forwards	x	x	x	x	x	x	x	x	x	x	x	x	x
Futures	x	x	x	x	x	x	x	x	x	x	x	x	x
High Yield Debt Securities	—	—	—	x	—	—	—	—	—	—	x	x	x
Investment Companies	x	x	x	x	x	x	x	x	x	x	x	x	x
Investment Grade Debt Securities	—	—	—	x	—	—	x	x	—	—	x	x	x
Money Market Funds	x	x	x	x	x	x	x	x	x	x	x	x	x
Mortgage-Backed Securities	—	—	—	x	—	—	x	x	—	—	x	x	x
Mortgage Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Municipals	—	—	—	—	—	—	x	x	—	—	x	—	—
Options	x	x	x	x	x	x	x	x	x	x	x	x
Preferred Stock	x	x	x	x	x	x	x	x	x	x	x	x	x
REITs	x	x	x	x	x	x	x	x	x	x	x	x	x
Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x	*	x
Reverse Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x	*	*
Rights	x	x	x	x	x	x	x	x	x	x	x	x	*
Securities Lending	x	x	x	x	x	x	x	x	x	x	x	x	x
Short Sales	x	x	x	x	x	x	x	x	x	x	x	x	x
Step-Up Bonds	—	—	—	—	—	—	x	x	—	—	x	—	*	*
Stripped Mortgage-Backed Securities	—	—	—	—	—	—	x	x	—	—	x	x	—
Structured Notes	x	x	x	—	x	x	x	x	x	x	x	x	x
Swaps	x	x	x	x	x	x	x	x	x	x	x	x	x
TIPS	—	—	—	—	—	—	x	x	—	—	x	—	x
U.S. Governments	*	*	*	*	*	*	x	x	*	*	x	x	—
Warrants	x	x	x	x	x	x	x	x	x	x	x	x	x
When-Issued Securities	x	x	x	x	x	x	x	x	x	x	x	x	x
Yankees and Eurobonds	—	—	—	—	—	—	x	x	—	—	x	x	x
Zero Coupon Agencies	—	—	—	—	—	—	x	x	—	—	x	—	x

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The Income Portfolios

Investment Instrument/Strategy	Core Fixed	Fixed Income Oppy.	U.S. Govt.	Infla- tion Protected	U.S. Corporate	U.S. Mortgage/Asset Backed	Short- Term	Interm.	Intermediate Term II
Agencies	x	x	x	x	x	x	x	x	x
Asset-Backed Securities	x	x	—	—	—	x	x	x	x
Brady Bonds	x	x	—	—	—	—	—	—	—
Cash Equivalents	x	x	x	x	x	x	x	*	*
Collateralized Bond Obligations	—	x	—	—	—	x	—	—	—
Collateralized Debt Obligations	—	x	—	—	—	x	—	—	—
Collateralized Loan Obligations	—	x	—	—	—	x	—	—	—
Collateralized Mortgage Obligations	x	x	—	—	—	x	—	—	—
Commercial Paper	x	x	x	x	x	x	x	*	*
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—	—
Convertibles	x	x	—	—	—	—	—	—	—
Corporates	x	x	—	—	x	—	—	—	—
Depositary Receipts	x	x	—	—	x	x	—	—	—
Emerging Markets Securities	—	x	—	x	—	—	—	—	—
Floaters	x	x	—	x	—	—	—	—	x
Foreign Currency	x	x	—	x	x	—	—	—	—
Foreign Equity (US $)	—	x	—	—	—	—	—	—	—
Foreign Equity (non-US $)	—	x	—	—	—	—	—	—	—
Foreign Fixed Income Securities	x	x	—	x	—	—	—	—	—
Mortgage Securities	x	x	—	—	—	x	x	x	x
Forwards	x	x	x	x	x	x	x	x	x
Futures	x	x	x	x	x	x	x	x	x
High Yield Securities	x	x	—	x	—	—	—	x	—
Inverse Floaters	x	x	—	x	—	—	—	—	—
Investment Companies	x	x	x	x	x	x	x	x	x
Loan (Participations and Assignments)	—	x	—	—	—	x	x	—	—
Municipals	x	x	x	x	x	x	x	x	x
Options	x	x	x	x	x	x	x	—	—
Preferred Stock	x	x	—	—	x	—	—	—	—
REITS	—	x	—	—	—	—	—	—	—
Repurchase Agreements	*	*	*	*	*	*	*	*	*
Reverse Repurchase Agreements	*	*	*	*	*	*	*	*	*
Rights	x	x	—	—	—	—	—	x	x
Stripped Mortgage-Backed Securities	x	x	—	—	—	x	—	—	—
Securities Lending	x	x	x	x	x	x	x	x	x
Short Sales	x	x	x	x	x	x	x	x	x
Step-Up Bonds	x	x	—	—	—	—	—	—	—
Structured Investments	x	x	—	—	x	—	x	x	x
Structured Notes	x	x	—	—	x	—	x	x	x
Swaps	x	x	x		x	x	x	x	x
TIPs	x	x	x	x	x	—	x	x	x
U.S. Governments	x	x	x	x	x	x	x	x	x
Warrants	—	x	—	—	—	—	—	—	—
When-Issued Securities	x	x	—	—	—	—	x	x	x
Yankees and Eurobonds	x	x	—	x	x	x	—	—	—
Zero Coupons Agencies	x	x	x	—	x	x	x	—	—

x	Allowable investment
-	Not an allowable investment
*	Money market instruments for cash management or temporary purposes

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FOREIGN INVESTMENTS.

FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on U.S. exchanges and in the over-the-counter markets. Generally, they are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. The Equity and Institutional Equity Portfolios are permitted to invest in ADRs. Additionally, these Portfolios may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. Both EDRs and GDRs may be issued in bearer form and denominated in currencies other than U.S. dollars, and are generally designed for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. The depositary receipts are securities that demonstrate ownership interests in a security or pool of securities that have been placed with a ‘depository.’ ADR, EDR or GDR programs and other depositary receipts may be sponsored or unsponsored. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result. For other depositary receipts, the depository may be foreign or a U.S. entity, and the underlying securities may have a foreign or U.S. issuer.

The foreign government securities in which certain Portfolios may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. A Portfolio may invest in foreign government securities in the form of ADRs as described above.

The Real Estate Securities Portfolio may invest without limit in equity securities of non-U.S. real estate companies, or sponsored and unsponsored depositary receipts for such securities.

In a referendum held on June 23, 2016, citizens of the United Kingdom voted to leave the European Union (“EU”), creating economic and political uncertainty in its wake. On March 29, 2017, the United Kingdom invoked Article 50 of the Lisbon Treaty to withdraw from the EU. There remains, however, a significant degree of uncertainty relating to how negotiations for the United Kingdom’s withdrawal will be conducted, as well as the potential consequences of, and precise timeframe for, this withdrawal. The United Kingdom has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the United Kingdom. The Treaty provides for a two-year negotiation period, which may be shortened or extended by agreement of the parties. During, and possibly after, this period there is likely to be considerable uncertainty as to the position of the United Kingdom and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, if they are considered to be impacted by these events.

The impact of the referendum in the near-and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

DIRECT CHINA INVESTMENTS Historically, investments in stocks, bonds, and warrants listed and traded on a Mainland China stock exchange, investment companies, and other financial instruments (collectively referred to as “China Securities”) approved by the China Securities Regulatory Commission (“CSRC”) were not eligible for investment by non-Chinese investors.

The Emerging Markets Portfolio, however, may purchase certain Shanghai Stock Exchange (“SSE”) listed eligible China A shares via the Shanghai-Hong Kong Stock Connect program (“Stock Connect”). Stock Connect allows investors to trade and settle such SSE eligible shares via the Stock Exchange of Hong Kong Limited (“HKEx”) and clearing house. To the extent that the Emerging Markets Portfolio’s investments in China are made through Stock Connect, such investments may be subject to additional risk factors.

The list of eligible China A shares is provided by HKEx from time to time. If a share ceases to be an eligible China A share but continues to be an SSE listed share, the Emerging Markets Portfolio will only be allowed to sell such China A shares and will be restricted from buying additional shares. The trading and settlement currency of China A shares are in Chinese Yuan Renminbi and the Emerging Markets Portfolio will be exposed to currency risks due to the conversion of another currency into Renminbi.

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The Emerging Markets Portfolio trades SSE listed shares through a broker that is a Stock Connect participant. SSE listed shares will be settled by the Hong Kong Securities Clearing Company (“HKSCC”) with ChinaClear, the central clearinghouse in the People’s Republic of China (“PRC”), on behalf of Hong Kong investors. During the settlement process, HKSCC will act as nominee on behalf of Hong Kong executing brokers, and as a result, SSE listed shares will not be in the name of the Emerging Markets Portfolio, its custodian, or any of its brokers during this time period.

While the Emerging Markets Portfolio’s ownership of the shares will be reflected on the books of the custodian’s records, the Emerging Markets Portfolio will only have beneficial rights in the shares. Stock Connect regulations provide that investors, such as the Emerging Markets Portfolio, enjoy the rights and benefits of SSE listed shares purchased through Stock Connect. However, Stock Connect is a new program, and the status of the Emerging Markets Portfolio’s beneficial interest in Stock Connect securities is untested.

The Portfolio also would be exposed to counterparty risk with respect to ChinaClear. In the event of the insolvency of ChinaClear, the Emerging Markets Portfolio’s ability to take action directly to recover the Portfolio’s assets may be limited. The HKSCC, as nominee holder, would have the exclusive right, but not the obligation, to take any legal action or court proceeding to enforce any rights of investors, such as the Emerging Markets Portfolio. Recovery of Portfolio assets may be subject to delays and expenses, which may be material. Similarly, HKSCC would be responsible for the exercise of shareholder rights with respect to corporate actions (including all dividends, rights issues, merger proposals or other shareholder votes). While HKSCC will endeavor to provide investors with the opportunity to provide voting instructions, investors may not have sufficient time to consider proposals or provide instructions. In addition, the Emerging Markets Portfolio also would be exposed to counterparty risk with respect to HKSCC. A failure or delay by the HKSCC in the performance of its obligations may result in a failure of settlement, or the loss, of Stock Connect securities and/or monies in connection with them and the Emerging Markets Portfolio may suffer losses as a result.

While certain aspects of the Stock Connect trading process are subject to Hong Kong law, PRC rules applicable to share ownership will apply including foreign shareholding restrictions and disclosure obligations applicable to China A shares. In addition, transactions using Stock Connect are not subject to the Hong Kong investor compensation fund or the China Securities Investor Protection Fund.

Investment in Stock Connect securities is subject to various risks associated with the legal and technical framework of Stock Connect. Stock Connect is generally available only on business days when both the HKEx and SSE are open. When either or both the HKEx and SSE is/are closed, investors will not be able to trade Stock Connect securities at times that may otherwise be beneficial to such trades. Because the program is new, the technical framework for Stock Connect has only been tested using simulated market conditions. In the event of high trade volumes or unexpected market conditions, Stock Connect may be available only on a limited basis, if at all.

CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectus, certain Portfolios may use forward foreign currency exchange contracts and currency swap contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. Certain Portfolios may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts, currency swaps, and other currency related instruments, together with the risks that may be associated with their use. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

ABOUT CURRENCY TRANSACTIONS AND HEDGING. Certain Portfolios are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS. Certain Portfolios may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the

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Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND CURRENCY SWAPS. To the extent indicated in the Prospectus, the Portfolios may use forward contracts and swaps to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract or swap for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The International Equity, Institutional International Equity, Institutional Value Equity, Institutional Growth Equity, Commodity Returns Strategy, Fixed Income Opportunity, Inflation Protected Securities and Emerging Markets Portfolios may also use forward or swap contracts in connection with specific transactions. In addition, they may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward or swap contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”

The precise matching of the forward or swap contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward or swap contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward and swap contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A Portfolio may enter into forward or swap contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.

At or before the maturity date of a forward or swap contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward or swap contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a Portfolio of engaging in forward or swap contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward and swap contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward or swap contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward and swap contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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Certain forward foreign currency contracts do not provide for physical settlement of the underlying currencies but instead provide for settlement by a single cash payment (“non-deliverable forwards”). Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the SEC, non-deliverable forwards are considered swaps. Although non-deliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information, see “HEDGING INSTRUMENTS AND OTHER DERIVATIVES – SWAP AGREEMENTS” below.

Although the Portfolios value their assets daily in terms of U.S. dollars, no Portfolio intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

HEDGING INSTRUMENTS AND OTHER DERIVATIVES.

OPTIONS. To the extent indicated in the Prospectus, the Portfolios may, consistent with their investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. With the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio, options may be used only for the purpose of reducing investment risk or to gain market exposure pending investment. The Portfolios mentioned above may invest in options as disclosed in their Prospectus. The Portfolios may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the OTC markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.

ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.

OPTIONS ON SECURITIES INDICES. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.

OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the Portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the Portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

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OPTION WRITING. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio’s Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the Portfolio will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

To the extent that a Portfolio writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Portfolio has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Portfolio were unable to close out such a call option, the Portfolio would not be able to sell the underlying security unless the option expired without exercise.

ADDITIONAL RISK FACTORS OF OTC OPTIONS. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult for the Portfolio to ascertain a market value for the instrument. A Portfolio will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the Specialist Manager anticipates that at least one dealer quote is available.

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Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Portfolio will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Portfolio with a third party guarantee or credit enhancement.

FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectus, the Portfolios may use futures contracts and options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use. As part of their investment strategies, a portion of each Portfolio may invest directly in futures contracts and options on futures contracts to attempt to achieve each Portfolio’s investment objective without investing directly in the underlying futures contract.

ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it buys or sells futures contracts.

STOCK INDEX FUTURES CONTRACTS. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.

FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by a Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

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RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.

MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.

There is a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the broker with which the Portfolio has an open position in a futures contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the broker because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the broker’s customers.

With the exception of The Institutional Value Equity, The Institutional Growth Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, a Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a

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Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a Portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

SWAP AGREEMENTS. A Portfolio may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.

ABOUT SWAP AGREEMENTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) and/or cash flow earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

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A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In an uncleared swap, the swap counterparty will be a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Portfolio is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Portfolio to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including, any early termination payments (“Variation Margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Portfolio. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults on its obligations to a Portfolio, the amount pledged by the counterparty and available to the Portfolio may not be sufficient to cover all the amounts due to the Portfolio and the Portfolio may sustain a loss.

As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and related regulatory developments, which imposed comprehensive regulatory requirements on swaps and swap market participants, certain standardized swaps are subject to mandatory central clearing and trade execution requirements. In a cleared swap, a Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Mandatory exchange-trading and clearing of swaps will occur on a phased-in basis based on CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Portfolio’s investment restriction concerning senior securities. Certain swap agreements may be considered to be illiquid for a Portfolio’s illiquid investment limitations. A Portfolio may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.

A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, a Portfolio’s risk of loss includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolios are subject to counterparty risk (i.e., the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency). A Portfolio risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, a Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. While the Portfolios will not enter into any swap agreement unless the Specialist Manager believes that the counterparty to the transaction is creditworthy, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Currently, the Portfolios do not typically provide initial margin in connection with swaps. Rules requiring initial margin to be posted by certain market participants for uncleared swaps have, however, been adopted and are being phased in over time. When these rules take effect with respect to the Portfolios, if a Portfolio is deemed to have materials swaps exposure under applicable swap regulations, it will be required to post initial in addition to variation margin.

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As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Portfolio. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Portfolio is also subject to the risk that the FCM could use the Portfolio’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Portfolio may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Portfolio, which may include the imposition of position limits or additional margin requirements with respect to the Portfolio’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

The Portfolios are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Portfolio may be required to break the trade and make an early termination payment to the FCM.

Swaps that are subject to mandatory clearing are also required to be traded on swap execution facilities (“SEFs”), if any SEF makes the swap available to trade. An SEF is a trading platform where multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform. Transactions executed on an SEF may increase market transparency and liquidity but may require a Portfolio to incur increased expenses to access the same types of swaps that it has used in the past.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap agreement defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Portfolio’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Portfolios and their respective Specialist Manager(s) believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio’s borrowing restrictions. For purposes of each of the Portfolio’s requirements under Rule 12d3-1 where, for example, a Portfolio is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”), the mark-to-market value will be used to measure the Portfolio’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Portfolio’s issuer exposure for purposes of Section 5b-1.

A Portfolio may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Portfolio or to effect investment transactions consistent with the Portfolio’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Portfolio may therefore treat all swaps as subject to their limitation on illiquid investments.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Specialist Manager, under the supervision of the Board of Trustees and the Adviser, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.

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Synthetic Equity Swaps. Certain Portfolios may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rated based on the notional amount. The notional amount is not invested in the reference security. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Portfolio will either pay or receive the net amount. The Portfolio will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.

OTHER HEDGING INSTRUMENTS. Generally, a Portfolio’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made. Certain of the Portfolios may make such investments, some of which are described below.

The Portfolios may invest in exchange-traded funds (“ETFs”) as part of each Portfolio’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolios invest and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Portfolios. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.

The Portfolios may invest in ETFs that are consistent with the Portfolio’s investment strategy, as well as Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities. The Portfolios may invest in certain ETFs in excess of the normal statutory limits in reliance on exemptive orders that have been issued to the entities issuing shares in those ETFs, provided that certain conditions are met.

COMMODITY-LINKED DERIVATIVES. The Commodity Returns Strategy Portfolio may invest in instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices such as “commodity-linked” or “index-linked” notes. These instruments are sometimes referred to as “structured notes” because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Portfolio.

The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices, but a particular note has many features of a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest rate payments.

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Structured notes may involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying commodity future or index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the Portfolio’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.

Commodity-linked notes may be issued by US and foreign banks, brokerage firms, insurance companies and other corporations. In addition to fluctuating in response to changes in the underlying commodity assets, these notes will be subject to credit and interest rate risks that typically affect debt securities.

The commodity-linked instruments may be wholly principal protected, partially principal protected or offer no principal protection. With a wholly principal protected instrument, the Portfolio will receive at maturity the greater of the par value of the note or the increase in value of the underlying index. Partially protected instruments may suffer some loss of principal up to a specified limit if the underlying index declines in value during the term of the instrument. For instruments without principal protection, there is a risk that the instrument could lose all of its value if the index declines sufficiently. The Specialist Managers’ decisions on whether and to what extent to use principal protection depend in part on the cost of the protection. In addition, the ability of the Portfolio to take advantage of any protection feature depends on the creditworthiness of the issuer of the instrument.

Commodity-linked derivatives are generally hybrid instruments which are excluded from regulation under the CEA and the rules thereunder, so that the Portfolio will not be considered a “commodity pool.” Additionally, from time to time the Portfolio may invest in other hybrid instruments that do not qualify for exemption from regulation under the CEA.

Participation Notes. The Funds may invest in participation notes (“P-notes”), which are instruments that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

If the P-note were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. P-notes typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk. P-notes also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

COMMODITY POOL OPERATOR REGULATION AND EXCLUSIONS. With respect to the Commodity Returns Strategy Portfolio, the Adviser is registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and is subject to CFTC regulation with respect to that Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Portfolio’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies or this prospectus. In addition, with respect to the Commodity Returns Strategy Portfolio, the Adviser is relying upon an exemption from registration as a “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

With respect to each Portfolio other than The Commodity Returns Strategy Portfolio (each, an “Excluded Portfolio”), the Adviser has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Excluded Portfolios, the Adviser is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC.

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The terms of the CPO exclusion require each Excluded Portfolio, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. Because the Adviser and the Excluded Portfolios intend to comply with the terms of the CPO exclusion, an Excluded Portfolio may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Excluded Portfolios are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Excluded Portfolios, their investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which the Adviser relies requires each Excluded Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Excluded Portfolio’s positions in commodity interests may not exceed 5% of the liquidation value of the Excluded Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Excluded Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Excluded Portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Excluded Portfolios may not be marketed as commodity pools or otherwise as vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, an Excluded Portfolio can no longer satisfy these requirements, the Adviser would withdraw its notice claiming an exclusion from the definition of a CPO, and the Adviser would be subject to registration and regulation as a CPO with respect to the Excluded Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Excluded Portfolio, the Excluded Portfolio may incur additional compliance and other expenses.

NON-DIVERSIFICATION

Each of the Real Estate Securities Portfolio and The Catholic SRI Growth Portfolio is classified as a non-diversified investment portfolio under the 1940 Act. As such, there is no limit under the 1940 Act on the percentage of assets which can be invested in any single issuer. An investment in one of these Portfolios, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of such Portfolio. Any economic, political, or regulatory developments affecting the value of the securities in one of these Portfolios will have a greater impact on the total value of such Portfolio than would be the case if the Portfolio were diversified among more issuers. Each Portfolio intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This undertaking requires that at the end of each quarter of the Portfolio’s taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer. Notwithstanding its classification The Catholic SRI Growth Portfolio is currently operating as a diversified portfolio.

INDEX INVESTING

A portion of the assets of certain Portfolios may at times be committed to investing assets in a manner that replicates the performance of an appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for such a portion of a Portfolio. This passive investment style would differ from the active management investment techniques used with respect to the Portfolios’ other assets. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index or subset thereof.

INVESTMENT COMPANY SECURITIES

The Adviser or the Specialist Managers may also acquire, on behalf of a Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. A Portfolio may also invest in shares of another Portfolio of the Trust (“Affiliated Portfolio”) to the extent that such investments are consistent with the acquiring Portfolio’s investment objectives, policies and restrictions are permissible under the Investment Company Act. The Investment Manager will voluntarily waive advisory fees payable by the Portfolio in an amount equal to 100% of the advisory fee the Investment Manager receives from an Affiliated Portfolio as a result of the Portfolio’s investment in the Affiliated Portfolio.

To the extent that a Portfolio invests in investment companies that themselves invest in securities that would satisfy any applicable minimum investment policy of the Portfolio, such investments will be included, on a “look-through” basis, in that minimum investment policy for compliance purposes.

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MONEY MARKET INSTRUMENTS

BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes; The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and the Income Portfolios may acquire these instruments as described in the Prospectus. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Portfolio and an issuer, and are not normally traded in a secondary market. A Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.

REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of that Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and a Portfolio has not perfected a security interest in the security acquired, that Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Portfolio has outstanding repurchase agreements, a Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

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SECURITIES LENDING. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Portfolio bears the risk of such investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which a Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

MORTGAGE-BACKED SECURITIES. Certain Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured entirely or primarily by “pools” of residential or commercial mortgage loans or other assets. A Portfolio may invest in mortgage-backed securities issued by U.S. government agencies and government-sponsored entities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since those entities are considered to be instrumentalities of the United States. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates as well as early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

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Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) that are not insured or guaranteed. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in securities that are REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The relevant Specialist Managers believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the relevant Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the relevant Specialist Manager will monitor the average life of the Portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios’ policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the relevant Specialist Manager will be the actual average life of such securities.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

Also, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC to provide them with capital in exchange for senior preferred stock. This agreement contains various covenants that severely limit each enterprise’s operations. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. Accordingly, securities issued by Fannie Mae and Freddie Mac involve a risk of nonpayment of principal and interest.

Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities’ mortgage-backed securities.

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In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government’s role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMA and FHLMC. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.

COLLATERALIZED DEBT OBLIGATIONS. The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and The Commodity Returns Strategy Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligation of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For both CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs, CLOs and other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

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SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

CREDIT RISK TRANSFER SECURITIES. The Fixed Income Opportunity Portfolio may invest in fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other GSEs. These obligations are referred to as “Credit Risk Transfer Securities.” Typically, such Securities are issued at par and have stated final maturities. The Securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a certain pool of residential mortgage loans held in various GSE-guaranteed MBS (“Reference Obligations”). The issuing GSE selects the pool of Reference Obligations based on that GSE’s eligibility criteria. The performance of the Securities will be directly affected by the selection of the Reference Obligations by the GSE. Such Securities are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche of Securities will have credit exposure to the Reference Obligations and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the Reference Obligations, any prepayments by borrowers and any removals of a Reference Obligation from the pool.

While the structure of Credit Risk Transfer Securities mimics the cash flows of a mezzanine securitized tranche, the Securities are not directly linked to the Reference Obligations. Thus, the payment of principal and interest on the Securities is tied to the performance of the pool of Reference Obligations. However, in no circumstances will the actual cash flow from the Reference Obligation be paid or otherwise made available to the holders of the Securities. This is different than in the case of covered notes, where the issuer default would allow investors to have an additional lien on the underlying loans.

The risks associated with an investment in Credit Risk Transfer Securities will be different than the risks associated with an investment in MBS. The Securities are the corporate obligations of the issuing GSE and are not secured by the Reference Obligation, the mortgaged properties or the borrowers’ payments under the Reference Obligations. Holders of the Securities are general creditors of the issuing GSE and will be subject to the risk that the issuing GSE will be unable to meet its obligation to pay the principal and interest of the Securities in accordance with their terms of issuance. The Securities may be considered high risk and complex securities. As a result, in the event that a GSE fails to pay principal or interest on the Securities or goes through a bankruptcy, insolvency or similar proceeding (but conservatorship of Freddie Mac or Fannie Mae would not be considered an “event of default”), holders of Credit Risk Transfer Securities have no direct recourse to the underlying loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such scenario.

REAL ESTATE SECURITIES

REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans.

REITs are sometimes informally characterized as Equity REITs, Mortgage REITs, Hybrid REITs and REOCs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Portfolio.

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Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”).

MUNICIPAL SECURITIES

As stated in the Prospectus, The Short-Term Municipal Bond, The Intermediate Term Municipal Bond, The Intermediate Term Municipal Bond II Portfolios and The U.S. Corporate Fixed Income Securities Portfolio, and to a lesser extent The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and each of the other Income Portfolios, may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.

The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to “general obligations” and/or “revenue obligations” may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a Portfolio’s investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay principal of or interest on a municipal security when due may be materially affected.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the Prospectus. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Portfolio’s investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Portfolio’s original investment.

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Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios’ respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Specialist Manager, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of such Portfolio’s limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Specialist Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio, with the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days’ notice, of all or any part of the Portfolio’s participation interest in the underlying municipal security, plus accrued interest.

MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.

PRE-REFUNDED MUNICIPAL SECURITIES. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value. 2017 legislation commonly known as the Tax Cuts and Jobs Act (“TCJA”) repealed the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.

AUCTION RATE SECURITIES. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

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Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Code. For purposes of complying with the 20% limitation on each of the municipal Portfolio’s investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.

A Portfolio’s investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the Investment Company Act. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by that Portfolio.

PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including an Income Portfolio’s distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax. The Short-Term Municipal Bond Portfolio does not currently intend to invest in Private Activity Bonds.

TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

TENDER OPTION BONDS. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio’s credit quality requirements, to be inadequate. Each Income Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Specialist Manager, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case, there is a risk that an Income Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Income Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

OTHER FIXED INCOME SECURITIES AND STRATEGIES.

HIGH YIELD SECURITIES AND SECURITIES OF DISTRESSED COMPANIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The Fixed Income Opportunity Portfolio invests primarily in such securities. The Real Estate Securities Portfolio, The Core Fixed Income Portfolio and the Intermediate Term Municipal Bond Portfolio may also invest in such securities according to each Portfolio’s Prospectus. High yield securities and

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securities of distressed companies generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. While any investment carries some risk, certain risks associated with high yield securities and debt securities of distressed companies which are different than those for investment grade are as follows:

1.

The market for high risk, high yield securities and debt securities of distressed companies may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Portfolio to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

2.

Market prices for high risk, high yield securities and debt securities of distressed companies may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities and debt securities of distressed companies may move independently of interest rates and the overall bond market.

3.	The market for high risk, high yield and distressed company securities may be adversely affected by legislative and regulatory developments.

4.

The risk of loss through default is greater for high yield fixed income securities and securities of distressed companies than for investment grade debt because the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates.

Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Portfolio’s net asset value per share.

In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for high yield and distressed company securities (resulting in a greater number of bond defaults) and the value of such securities held by a Portfolio. Current laws, such as those requiring federally insured savings and loan associations to remove investments in such lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

The economy and interest rates may affect high yield securities and debt securities of distressed companies differently than other securities. For example, the prices of such securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment. If an issuer of a security held by a Portfolio defaults, that Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of high yield securities and debt securities of distressed companies as well as the Portfolio’s net asset value. In general, both the prices and yields of such securities will fluctuate.

In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Portfolio’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield and distressed company securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by a Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Specialist Managers perform their own analysis of the issuers of high yield securities and debt securities of distressed companies purchased by a Portfolio. Because of this, a Portfolio’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

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The Specialist Managers continuously monitor the issuers of high yield securities and debt securities of distressed companies held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

WHEN-ISSUED SECURITIES. When-issued transactions involve a commitment to purchase at a predetermined price or yield in which delivery takes place after the customary settlement period for that type of security. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by an Equity Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. To the extent permitted by applicable law, there is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

INDEBTEDNESS, LOAN PARTICIPATIONS AND ASSIGNMENTS. Certain Portfolios may purchase indebtedness and participations in commercial loans. Loan Participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing indebtedness and Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling indebtedness or a Loan Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire indebtedness and Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower.

A Portfolio may have difficulty disposing of Indebtedness, Assignments and Loan Participations. Since the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. Further, restrictions in the underlying credit agreement could limit the number of eligible purchasers. The lack of a highly

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liquid secondary market and restrictions in the underlying credit agreement may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. The secondary market for loan participations is limited and any such participation purchased by Specialist Manager may be regarded as illiquid.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.

Certain Fees Paid to or by the Portfolios. In the process of buying, selling and holding Senior Loans, the Portfolios may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Portfolios buy a Senior Loan they may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Portfolios may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Portfolios may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Portfolios may include amendment fees.

Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with all or a portion of any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, have the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as loosening a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on or direct the seller of the Participation to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Portfolios will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolios its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Portfolios have direct recourse against the borrower, the Portfolios will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the holders of the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolios will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolios and the other Loan Investors pursuant to the applicable Loan Agreement.

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A financial institution’s appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Portfolios were determined to be subject to the claims of the Agent’s general creditors, the Portfolios might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among other factors. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolios derive interest income will be reduced. However, the Portfolios may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Portfolios’ performance because the Portfolios should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of any fees may mitigate any adverse impact on the Portfolios’ yield.

Other Information Regarding Senior Loans. Certain Portfolios may purchase and retain a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolios may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Portfolio will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for the Portfolio.

Certain Portfolios may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. The Portfolios may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

Certain Portfolios will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be under-collateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Portfolios may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.

If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Portfolios’ security interest in the loan collateral or subordinate the Portfolios’ rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect the Portfolios’ performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolios or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolios’ security interest in loan collateral. If the Portfolios’ security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, the Portfolios would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolios could also have to refund interest (see the prospectus for additional information).

Certain Portfolios may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolios’ purchase of a Senior Loan. Certain Portfolios may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Specialist Manager, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolios investment policies.

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Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

TRADE CLAIMS. Certain Portfolios may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded OTC. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

Structured products include instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.

Structured Notes. Structured notes are derivative instruments, the interest rate or principal of which is determined by reference to changes in value of a specific security, reference rate, or index. Indexed securities, similar to structured notes, are typically, but not always, debt securities whose value, maturity or coupon rate is determined by reference to other securities. The performance of a structured note or indexed security is based upon the performance of the underlying instrument.

The terms of a structured note may provide that, in certain circumstances, no principal is due on maturity and, therefore, may result in loss of investment. Structured notes may be indexed positively or negatively to the performance of the underlying instrument such that the appreciation or deprecation of the underlying instrument will have a similar effect on the value of the structured note at maturity or of any coupon payment. In addition, changes in the interest rate and value of the principal at maturity may be fixed at a specific multiple of the change in value of the underlying instrument, making the value of the structured note more volatile than the underlying instrument. Further, structured notes may be less liquid and more difficult to price accurately than less complex securities or traditional debt securities

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.

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This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. The Commodity Returns Strategy Portfolio may invest in commodity linked notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodity Returns Strategy Portfolio will only invest in commodity-linked structured products that qualify under applicable rules of the U.S. Commodity Futures Trading Commission (“CFTC”) for an exemption from the provisions of the CEA.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

ZERO COUPON SECURITIES. Zero coupon securities are debt securities that make no coupon payment but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of a Portfolio’s limitation on investments in illiquid securities.

INFLATION-INDEXED SECURITIES. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (CPI). Inflation indexed securities may be issued by the U.S. government, by agencies and instrumentalities of the U.S. government, and by corporations. There are two common ways that these securities are structured. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Inflation generally erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. Investors in inflation-indexed securities funds who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund’s income distributions. Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

Coupon payments that a fund receives from inflation-indexed securities are included in the fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders). It may be necessary for the fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.

TREASURY INFLATION PROTECTED SECURITIES (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments that provide a ‘real rate of return’ by adjusting interest and principal payments for the impact of inflation. This periodic inflation adjustment of U.S. inflation-indexed securities is tied to the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics. CPI measures the change in the cost of a fixed basket of consumer goods and services, such as transportation, food, and housing. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES AND PRIVATE PLACEMENTS. The Portfolios may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities” or “Private Placements”)) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio’s limitation on the purchase of illiquid securities, unless a Portfolio’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Portfolio in Rule 144A Securities. The Trust’s Board of Trustees may adopt guidelines and delegate to the Specialist Managers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Portfolio’s investments in illiquid securities are subject to the risk that should a Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio’s net assets could be adversely affected.

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ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Portfolio’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Portfolio may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Trust’s Board of Trustees, the Specialist Manager determines the liquidity of a Portfolio’s investments. In determining the liquidity of a Portfolio’s investments, the Specialist Manager may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. Each Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e. strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to the point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective,

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A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Specialist Manager believes that such a combination may better achieve a Portfolio’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Portfolio also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Portfolio in turn assumes credit risk associated with the convertible note.

BANK CAPITAL SECURITIES. The Portfolios may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities, commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

TRUST PREFERRED SECURITIES. The Portfolios may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Portfolio to sell their holdings. In identifying the risks of the trust preferred securities, the Specialist Manager will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Portfolio.

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CYBERSECURITY RISKS. The Portfolios, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Portfolios or their service providers, including Specialist Managers, or the issuers of securities in which the Portfolios invest, have the ability to cause disruptions and impact business operations. The potential consequences of such events include potential financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Portfolios and their shareholders could be negatively impacted as a result.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 through 13) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.

A PORTFOLIO MAY NOT:

1.

With the exception of The Real Estate Securities Portfolio and The Catholic SRI Growth Portfolio, no Portfolio may purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2.

Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

3.

Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectus.

4.

Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectus shall not constitute issuance of a senior security.

5.

Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7.

With the exception of the Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectus.

8.

With respect to The Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, except to the extent the Portfolio may do so as described in the Portfolio’s Prospectus and Statement of Additional Information and provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectus.

9.

Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectus.

10.

With the exception of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, no Portfolio may invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

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11.

With respect to The Real Estate Securities Portfolio, invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies, except that the Portfolio will invest more than 25% of its total assets in the real estate industry.

12.

With respect to The Commodity Returns Strategy Portfolio, invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies, except that the Portfolio will invest 25% or more of its total assets at the time of purchase in equity securities issued by commodity-related companies, derivatives with exposure to commodity-related companies or investments in securities and derivatives linked to the underlying price movement of commodities.

13.

With respect to each of The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio, invest, under normal circumstances, less than 80% of its net assets in Municipal Securities.

The following investment restrictions (14 through 16) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.

14.

With exception of The Emerging Markets Portfolio, a Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act. With respect to the Emerging Markets Portfolio, the Portfolio’s investment in investment companies is limited to: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate.

15.	A Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).

16.

The Portfolios listed below have non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name. For purposes of such an investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days’ notice of any intended change. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.

a.

The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio will each invest at least 80% of its assets in equity securities.

b.

The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio will each invest at least 80% of its respective assets in equity securities of small capitalization and mid-capitalization issuers, as defined in the Trust’s Prospectus.

c.

The Real Estate Securities Portfolio will invest at least 80% of its assets in equity and debt securities issued by U.S. and non-U.S. real estate-related companies, as defined in the Trust’s Prospectus.

d.	The International Equity Portfolio and The Institutional International Equity Portfolio will each invest at least 80% of its respective assets in equity securities.

e.

The Emerging Markets Portfolio will invest at least 80% of its assets in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.

f.	The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio will each invest at least 80% of its respective assets in fixed income securities.

g.

The U.S. Government Fixed Income Securities Portfolio will each invest at least 80% of its assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

h.

The Inflation Protected Securities Portfolio will invest at least 80% of its assets in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations.

i.	The U.S. Corporate Fixed Income Securities Portfolio will invest at least 80% of its assets in fixed income securities issued by U.S. corporations.

j.	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio will invest at least 80% of its assets in U.S. mortgage and asset backed securities.

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An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken.

The Investment Company Act generally defines “senior security” to mean any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

The Real Estate Securities Portfolio and The Catholic SRI Growth Portfolio. Each Portfolio’s classification as a “non-diversified” investment company means that the proportion of the Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act. To be diversified, at least 75% of the value of an investment company’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the investment company’s total assets are invested in the securities of a single issuer and the investment company does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of a diversified fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations. Each Portfolio, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these investment companies that are less restrictive than the requirements applicable to the “diversified” investment companies under the Investment Company Act. Under current law, an investment company that is “non-diversified” but operates continuously as a “diversified” investment company for three years shall become “diversified,” and thereafter may not operate as a “non-diversified” investment company absent a shareholder vote. The Catholic SRI Growth Portfolio is currently operating as a diversified portfolio.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.

PORTFOLIO TRANSACTIONS AND VALUATION

PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Portfolios of the Trust during the fiscal years indicated (amounts in thousands).

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PORTFOLIO	YEAR ENDED June 30, 2018	YEAR ENDED June 30, 2017	YEAR ENDED June 30, 2016
The Value Equity Portfolio	$212	$305	$427
The Institutional Value Equity Portfolio	$220	$407	$628
The Growth Equity Portfolio	$143	$155	$187
The Institutional Growth Equity Portfolio	$122	$154	$255
The Small Capitalization—Mid Capitalization Equity Portfolio	$121	$86	$88
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$124	$92	$144
The Real Estate Securities Portfolio	$86	$66	$88
The Commodity Returns Strategy Portfolio	$205	$770	$954
The ESG Growth Portfolio	$30	$41	$92	(a)
The Catholic SRI Growth Portfolio	$6	$9	$10	(b)
The International Equity Portfolio	$676	$933	$866
The Institutional International Equity Portfolio	$1,518	$1,691	$1,499
The Emerging Markets Portfolio	$2,685	$3,245	$1,965
The Core Fixed Income Portfolio	$0	$0	$0
The Fixed Income Opportunity Portfolio	$42	$24	$157
The U.S. Government Fixed Income Securities Portfolio	$0	$0	$0
The Inflation Protected Securities Portfolio	$0	$0	$0
The U.S. Corporate Fixed Income Securities Portfolio	$0	$0	$0
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$0	$0	$0
The Short-Term Municipal Bond Portfolio	$0	$0	$0
The Intermediate Term Municipal Bond Portfolio	$0	$0	$0
The Intermediate Term Municipal Bond II Portfolio	$0	$0	$0

(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions.

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The following table reflects the aggregate dollar amount of brokerage commissions paid in connection with a Portfolio’s transactions by such Portfolio’s Specialist Manager to any broker/dealer that may be deemed to be an affiliate of the Specialist Manager during the Trust’s last three fiscal years. Information shown is expressed both as a percentage of the total amount of commission dollars paid by a Portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of such Portfolio. None of the Portfolios, other than the Portfolios indicated below, paid brokerage commissions to brokerage firms affiliated with the Specialist Managers.

	Commissions paid ($)			% of Commissions Paid			% of Transactions Effected
	2018	2017	2016	2018	2017	2016	2018	2017	2016
The Growth Equity Portfolio
BNY Convergex	$—	$—	$252	—%	—%	0.13%	—%	—%	0.30%
The Institutional Growth Equity Portfolio
BNY Convergex	$—	$—	$405	—%	—%	0.16%	—%	—%	0.32%
The Small Capitalization-Mid Capitalization Equity Portfolio
BNY Convergex	$—	$—	$3	—%	—%	0.00%	—%	—%	0.00%
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
BNY Convergex	$—	$—	$7	—%	—%	0.00%	—%	—%	0.00%
The Commodity Returns Strategy Portfolio
BNY Convergex	$—	$—	$84	—%	—%	0.00%	—%	—%	0.00%
The Emerging Markets Portfolio
BNY Convergex	$—	$35,715	$—	—%	1.10%	—%	—%	0.21%	—%
Pershing	$—	$1,852	$—	—%	0.06%	—%	—%	0.06%	—%
HSBC Securities	$—	$6,958	$29,321	—%	0.21%	1.49%	—%	0.04%	0.51%
Societe Generale	$—	$—	$1,034	—%	—%	0.05%	—%	—%	0.06%
Santander Securities	$14,151	$—	$—	0.52%	—%	—%	0.32%	—%	—%
BNY Convergex	$8,263	$—	$—	0.31%	—%	—%	0.13%	—%	—%

In no instance will portfolio securities be purchased from or sold to Specialist Managers, the Adviser or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of a Specialist Manager’s other client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.

PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. It is not anticipated that the annual portfolio turnover rate for a Portfolio will exceed 100% under normal circumstances. A high rate of Portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

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Portfolios may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase a Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one Specialist Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. The portfolio turnover rates for each of the Trust’s Portfolios during the last three fiscal years are set forth in the following table.

PORTFOLIO	FISCAL YEAR ENDED June 30, 2018	FISCAL YEAR ENDED June 30, 2017	FISCAL YEAR ENDED June 30, 2016
The Value Equity Portfolio	58.60%	61.30%	66.86%
The Institutional Value Equity Portfolio	68.39%	55.25%	67.08%
The Growth Equity Portfolio	39.77%	38.28%	38.90%
The Institutional Growth Equity Portfolio	43.36%	21.93%	37.43%
The Small Capitalization—Mid Capitalization Equity Portfolio	61.65%	48.52%	48.89%
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	95.15%	47.63%	52.38%
The Real Estate Securities Portfolio	49.59%	58.32%	51.03%
The Commodity Returns Strategy Portfolio	28.82%	56.34%	130.01%
The ESG Growth Portfolio	15.54%	25.45%	35.90	%(a)
The Catholic SRI Growth Portfolio	17.01%	27.41%	25.63	%(b)
The International Equity Portfolio	29.94%	52.75%	42.41%
The Institutional International Equity Portfolio	40.38%	52.79%	43.96%
The Emerging Markets Portfolio	54.90%	60.79%	40.02%
The Core Fixed Income Portfolio	43.79%	45.74%	58.47%
The Fixed Income Opportunity Portfolio	37.57%	41.48%	66.76%
The U.S. Government Fixed Income Securities Portfolio	32.58%	46.76%	50.10%
The Inflation Protected Securities Portfolio	20.77%	21.69%	20.88%
The U.S. Corporate Fixed Income Securities Portfolio	44.69%	40.47%	64.20%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	17.13%	17.58%	15.24%
The Short-Term Municipal Bond Portfolio	18.84%	25.02%	38.47%
The Intermediate Term Municipal Bond Portfolio	26.27%	19.75%	30.35%
The Intermediate Term Municipal Bond II Portfolio	21.56%	15.48%	11.22%

(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

VALUATION. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Commodity Return Strategy Portfolio’s current net asset value per share is readily available online at http://www.hccapitalsolutions.com/. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price or if no sale occurs at the mean between the last reported bid and asked prices. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated

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in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars. Exchange rates are received daily from an independent pricing service approved by the Board. If there have been no sales on such exchange, the security is valued at the closing bid. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust’s Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

When the closing price of a foreign security is not an accurate representation of value as a result of events (a “Significant Event”) that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolios’ net asset value per share is calculated, then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the various Portfolios to its service providers where relevant to duties to be performed for the Portfolios. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. All such service providers are required to maintain the confidentiality of such information by virtue of their respective duties to the Trust. Disclosures to service providers are made in the ordinary course of business as needed in order for a service provider to meet its obligations to the Trust and are generally provided without any lag time. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolios.

The Trust does not disclose any portfolio holdings information to any rating or ranking organizations, but does disclose such information to two third party organizations, FactSet Research Systems, Inc. and Bloomberg, L.P., for the sole purpose of providing statistical services to the Adviser. These organizations receive portfolio holdings information daily with no lag time. These organizations have signed confidentiality agreements under which they are required to keep all portfolio holdings information confidential and are prohibited from improperly using such information.

Neither the Trust nor any service provider to the Trust may disclose material information about the Portfolios’ holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q (after April 1, 2019, Form N-PORT) by the Portfolios. In no event shall such information be disclosed for compensation.

The Trust’s Chief Compliance Officer is responsible for reviewing such disclosures to ensure that no improper disclosures have occurred. The Board relies on the Trust’s Chief Compliance Officer to exercise day-to-day oversight with respect to portfolio holdings disclosures. The Board receives periodic reports from the Chief Compliance Officer and meets with him on a regular basis.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the various Portfolios. All of the portfolio managers are employees of the indicated Specialist Manager and not of the Adviser.

As noted in the Prospectus, investment in the HC Advisors Shares of the Trust is currently limited to financial intermediaries that (i) have entered into, and maintain, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such intermediary’s fiduciary clients, seek to invest in one or more of the Trust’s Portfolios. Unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.

The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2018, unless otherwise noted.

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It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.

Advisory Research, Inc. (“Advisory Research”) Advisory Research serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity and Institutional Small Capitalization—Mid Capitalization Equity Portfolios. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Advisory Research. Mr. Cupps also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Andrew S. Cupps	0	$0	3	$14 million	11	$174.1 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Andrew S. Cupps	0	$0	2	$10.4 million	0	$0

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Advisory Research has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Advisory Research has adopted procedures for allocating portfolio transactions across multiple accounts.

Advisory Research determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Advisory Research acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Advisory Research may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

Advisory Research has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

COMPENSATION.

Portfolio managers are compensated with competitive salaries, annual bonuses and retirement benefits. Bonuses are paid from the U.S. Growth Equity Team’s compensation pool that is determined by a formula . Compensation is not directly tied to investment performance. This compensation structure is designed to align the best interests of our clients with the management of the portfolio.

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Agincourt Capital Management, LLC (“Agincourt”) serves as a Specialist Manager for The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Agincourt. Day-to-day investment decisions for The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager. Both Mr. Buoyer and Mr. Marshall provide portfolio management for certain other registered investment companies and separately managed accounts within this strategy. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

THE ESG GROWTH PORTFOLIO

THE CATHOLIC SRI GROWTH PORTFOLIO

THE CORE FIXED INCOME PORTFOLIO

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	177	$6.5 billion
B. Scott Marshall	0	$0	0	$0	177	$6.5 billion

OTHER ACCOUNTS MANAGED—OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	2	$399 million
B. Scott Marshall	0	$0	0	$0	2	$399 million

CONFLICTS OF INTEREST.

Agincourt Capital Management is focused on managing fixed income portfolios. All portfolios are managed on a team basis and accounts with similar mandates are managed as closely as possible, taking into account client specific cash flow requirements and any investment guideline constraints.

Agincourt maintains policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and broker selection.

While there is no guarantee that such policies and procedures will be effective in all cases, Agincourt believes that all issues relating to potential material conflicts of interest have been addressed.

COMPENSATION.

Compensation is not tied to the performance of the Fund or specific accounts. The majority of Agincourt’s investment professionals have an ownership interest in the firm, sharing in profits in addition to a base salary. For those employees that do not have an ownership interest there is a bonus plan that is based on the firm’s profitability combined with the individual’s contribution to the firm’s success.

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Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Ariel. David M. Maley is the Lead Portfolio Manager for our deep value strategy and, as such, makes the final decisions. He works closely with Kenneth E. Kuhrt, Portfolio Manager. Messrs. Maley and Kuhrt provide portfolio management for certain other registered investment companies and separately managed accounts within this strategy.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
David M. Maley	1	$36.6 million	0	$0	34	$492.6 million
Kenneth E. Kuhrt	1	$36.6 million	0	$0	34	$492.6 million

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Accounts managed within the same strategy are managed using similar investment weightings. This does not mean, however, that all accounts in a given strategy will hold the same stocks. Ariel allocates investment decisions across all accounts in a strategy in order to limit the conflicts involved in managing multiple accounts. Differences in investments are primarily a result of individual client account investment restrictions or the timing of additions and withdrawals of amounts subject to account management.

COMPENSATION. Ariel Investments’ compensation methodology for these portfolio managers consists of:

Base Salary. Base salary is a fixed amount determined annually. Base salaries vary among the portfolio managers and may be based on factors such as level or experience, position responsibilities, and years of service.

Discretionary Cash Bonus. Discretionary cash bonuses are related to the profitability of Ariel.

Annual Restricted Stock Grants. Stock grants awarded are based on the portfolio manager’s contribution to Ariel.

Ariel attempts to align the interests of the portfolio managers and Fund shareholders in determining the portfolio managers’ compensation. Each portfolio manager is evaluated on qualitative factors, which may include: technical skills, productivity, communication skills, industry knowledge, contribution to long-term performance of the Funds (and other accounts) he or she manages, and consistent exhibition of Ariel’s firm values. There is no mathematical formula attributed to any of the factors considered in determining the value of each form of compensation; rather, each factor considered is a part of the comprehensive qualitative review.

Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Mr. Mark L. Yockey, a managing director of Artisan Partners, manages those portions of these Portfolios allocated to Artisan Partners. Mr. Andrew J. Euretig and Mr. Charles-Henri Hamker serve as Associate Portfolio Managers. As portfolio managers, Messrs. Yockey, Euretig and Hamker are jointly responsible for making day-to-day investment decisions. Mr. Yockey, Mr. Euretig and Mr. Hamker also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark L. Yockey	6	$15.5 billion	7	$3.5 billion	36	$8.6 billion
Andrew J. Euretig	5	$15.1 billion	7	$3.5 billion	34	$8.4 billion
Charles-Henri Hamker	6	$15.5 billion	7	$3.5 billion	36	$8.6 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark L. Yockey	0	$0	0	$0	2	$614 million
Andrew J. Euretig	0	$0	0	$0	2	$614 million
Charles-Henri Hamker	0	$0	0	$0	2	$614 million

CONFLICTS OF INTEREST. Artisan Partners’ Non-U.S. Growth investment team, led by Mark Yockey as manager, manages portfolios for multiple clients within three investment strategies (Non-U.S. Growth, Non-U.S. Small-Cap Growth and Global Equity). Andrew Euretig and Charles Hamker serve as Associate Portfolio Managers of the Non-U.S. Growth strategy. Mr. Hamker also co-manages the Non-U.S. Small-Cap Growth and Global Equity strategies. Mr. Euretig also co-manages the Global Equity strategy. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of the Portfolios and their shareholders, including:

Sharing of Personnel, Services, Research and Advice among Clients. Because all client accounts within Artisan Partners’ Non-U.S. Growth strategy, including the Portfolios, are managed similarly, substantially all of the research and portfolio management activities conducted by the Non-U.S. Growth investment team with respect to a given strategy benefit all clients. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners’ clients as appropriate given the nature of the services provided.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy including Artisan Partners’ Non-U.S. Growth investment strategy, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Partners Funds, Inc., a registered investment company to which Artisan Partners acts as investment adviser (“Artisan Partners Funds”). Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable purchase or sale in a public securities transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the issuer or security that would be the subject of that transaction.

With prior written approval, Artisan Partners may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material nonpublic information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Portfolios if the staff member were not a director.

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Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team may provide advice to accounts in one investment strategy that may differ from advice given to accounts in another investment strategy. If an investment team identifies a limited investment opportunity that may be suitable for more than one strategy, a strategy may not be able to take full advantage of that opportunity. There also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. An investment team may also execute transactions for one strategy that may adversely impact the value of securities held by a different strategy or team. For example, an investment team may engage in short sales of securities of an issuer in which the Portfolios it manages also invests. In such a case, the investment team could be seen as harming the performance of the Portfolio for the benefit of the account engaging in short sales if the short sales cause the market value of the securities held to fall. Artisan Partners maintains policies and procedures and internal review processes designed to mitigate potential conflicts of interest arising from side-by-side investment management.

Allocation and Aggregation of Portfolio Transactions among Clients. Artisan Partners seeks to treat all of its clients fairly when allocating investment opportunities among clients. Artisan Partners has compliance policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities, which are reviewed regularly by Artisan Partners. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability (for example, initial public offerings) and allocation of investment opportunities generally, could raise a potential conflict of interest. The potential conflicts between accounts in a strategy are mitigated because Artisan Partners’ investment teams generally try to keep all client portfolios in a strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations). Nevertheless, investment opportunities may be allocated differently among accounts in a strategy due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons. In addition, there also are instances where a particular security is held by, or appropriate for, more than one investment strategy (“cross holdings”) due to the overlap of their investment universes; however, investment decisions for each strategy, including the Portfolios, are generally made by the relevant investment team independently of investment decisions for another strategy, such that investment opportunities may be allocated differently among client accounts across such investment strategies.

“Same way” transactions (that is, all buys or all sells) in a security held by more than one account in a strategy are generally aggregated across all participating accounts in the strategy and same way transactions may be aggregated across accounts in different strategies when Artisan Partners considers doing so appropriate and practicable under the circumstances (for example, Artisan Partners has established certain information barriers and policies between certain of its investment teams that would make trade aggregation impracticable). On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, a trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ trading procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will seek to mitigate the risk of inadvertent cross trades by (i) utilizing different brokers or venues, or (ii) utilizing brokers or venues that maintain crossing prevention controls.

Waivers of Artisan Partners’ allocation procedures may be made with approval in advance by one of certain designated members of Artisan Partners’ management who are not part of the portfolio management process.

Fees. Like the fees Artisan Partners receives from the Portfolios, the fees Artisan Partners receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. Artisan Partners receives performance-based allocations or fees from the private funds it sponsors and expects to receive performance-based fees from accounts in other strategies. In addition, Artisan Partners will, under certain circumstances, negotiate performance-based fee arrangements with other accounts. As of June 30, 2018, Artisan Partners had seven separate accounts with performance-based fees encompassing all of its investment strategies. One of those client accounts is managed in Artisan Partners’ Non-U.S. Growth investment strategy and one is managed in Artisan Partner’s Global Equity investment strategy. Although Artisan Partners may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, Artisan Partners has in place policies and procedures that seek to mitigate such conflicts.

Portfolio Transactions and Soft Dollars. Artisan Partners has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Artisan Partners may use client commissions to pay for brokerage and research services (often referred to as “soft dollars”) if Artisan Partners determines that such items meet the criteria outlined in its commission management policy and do not impair its duty to seek best execution. Artisan Partners does not consider, in selecting broker-dealers to be used in effecting securities transactions for a Fund, whether Artisan Partners or its affiliates received client referrals from the broker-dealer.

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Artisan Partners has potential conflicts of interest arising from its execution of portfolio transactions and use of soft dollars. Artisan Partners has adopted procedures with respect to soft dollars, which are included in Artisan Partners Funds’ compliance program.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary accounts also may present potential conflicts of interest with Artisan Partners’ clients, including the Portfolios. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of Artisan Partners’ clients, all portfolio transactions generally are aggregated, where applicable, and allocated pro rata among participating accounts.

Personal transactions are subject to Artisan Partners’ Code of Ethics, which generally provides that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code of Ethics requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement). The Code of Ethics provides that Artisan Partners’ compliance team may deny pre-approval for transactions that the compliance team believes may present a conflict of interest with client transactions.

In addition, the Code of Ethics requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Those reports are reviewed for conflicts, or potential conflicts, with client transactions.

The Code of Ethics also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy Voting. Artisan Partners or its affiliate may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of the Portfolios. As described in its proxy voting policy, Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Portfolios invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Partners Funds or an employee of Artisan Partners or its affiliate; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or its affiliate, or an employee of either of them, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy. Artisan Partners’ proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to minimize the conflicts of interest that otherwise may result in voting proxies for Artisan Partners’ clients, including the Portfolios.

COMPENSATION. Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategies, including the Portfolios. Portfolio managers may also receive a portion of the performance-based fee revenues or allocations from private funds sponsored by Artisan Partners. Artisan Partners’ portfolio managers also participate in group life, health, medical reimbursement and retirement plans that are generally available to all of Artisan Partners’ salaried associates.

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) (see the BNY Mellon Reorganization noted above)

BNY Mellon AMNA (formerly TBCAM) serves as a Specialist Manager for The Emerging Markets Portfolio. BNY Mellon AMNA is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Warren Skillman is responsible for the day-to-day management of the Portfolio. Mr. Skillman also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED—TOTAL As of June 30, 2018

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Warren Skillman	2	$789.82 million	2	$101.66 million	0	$0

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Warren Skillman	0	$0	0	$0	0	$0

BNY Mellon AMNA (formerly Mellon Capital) serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, and The U.S. Corporate Fixed Income Securities Portfolio. BNY Mellon AMNA is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to BNY Mellon AMNA (formerly Mellon Capital). Ms. Karen Wong, Mr. William Cazalet, Mr. Peter Goslin, Ms. Nancy Rogers, Mr. Paul Benson, Mr. Gregg Lee, Mr. Manuel Hayes, Mr. John DiRe, and Ms. Stephanie Shu also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. The assets listed below are managed utilizing a team approach. Certain information about these responsibilities is set forth below.

VALUE EQUITY PORTFOLIO

GROWTH EQUITY PORTFOLIO

INSTITUTIONAL VALUE EQUITY,

INSTITUTIONAL GROWTH EQUITY PORTFOLIO

SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO

INSTITUTIONAL SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO

REAL ESTATE SECURITIES PORTFOLIO

COMMODITY RETURNS STRATEGY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

EMERGING MARKETS PORTFOLIO

THE ESG GROWTH PORTFOLIO

THE CATHOLIC SRI GROWTH PORTFOLIO

OTHER ACCOUNTS MANAGED—TOTAL As of June 30, 2018

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	119	$107,008 million	100	$99,454 million	66	$84,571 million
William Cazalet	68	$29,641 million	9	$7,872 million	176	$20,537 million
Peter Goslin	68	$29,641 million	9	$7,872 million	176	$20,537 million

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	0	$0	0	$0	0	$0
William Cazalet	0	$0	0	$0	20	$2,587 million
Peter Goslin	0	$0	0	$0	20	$2,587 million

THE CORE FIXED INCOME PORTFOLIO

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

THE U.S. GOVERNMENT FIXED INCOME SECURITIES PORTFOLIO

THE U.S. MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO

THE FIXED INCOME OPPORTUNITY PORTFOLIO

THE INFLATION PROTECTED SECURITIES PORTFOLIO (Benson, Rogers and Shu only)

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
Nancy Rogers	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
Gregg Lee	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
Manuel Hayes	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
John DiRe	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
Stephanie Shu	53	$26,464 million	35	$29,425 million	1,642	$124,017 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	0	$0	1	$304 million	1	$2,105 million
Nancy Rogers	0	$0	1	$304 million	1	$2,105 million
Gregg Lee	0	$0	1	$304 million	1	$2,105 million
Manuel Hayes	0	$0	1	$304 million	1	$2,105 million
John DiRe	0	$0	1	$304 million	1	$2,105 million
Stephanie Shu	0	$0	1	$304 million	1	$2,105 million

CONFLICTS OF INTEREST — BNY Mellon AMNA.

It is the policy of BNY Mellon Asset Management North America Corporation (the “Firm”) to make business decisions free from conflicting outside influences. The Firm’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. The Firm’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation (“BNYM”), potential conflicts may also arise between the Firm and other BNYM companies.

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The Firm will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, the Firm has adopted a Code of Ethics (the “Code”) and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Our compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, the Firm has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of our Form ADV.

COMPENSATION-BNY Mellon AMNA

The firm’s rewards program is designed to be market-competitive and align our compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes our investment personnel to focus on long-term alpha generation.

Our incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass our investment professional rewards program.

•	Base salary

•	Annual cash incentive

•	Long-Term Incentive Plan

•	Deferred cash for investment

•	BNY Mellon restricted stock units and/or

•	BNY Mellon AMNA equity

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

BNY Mellon AMNA (formerly Standish) serves as the Specialist Manager for The Intermediate Term Municipal Bond Portfolio. BNY Mellon AMNA is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Daniel Marques, CFA is responsible for the day-to-day management of the Portfolio. He also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED* — TOTAL As of June 30, 2018

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Daniel Marques	1	$1.3 billion	1	$359 million	289	$2.5 billion

*	None of these accounts has an advisory fee based on performance.

Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as the Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Breckinridge manages client portfolios on a team approach basis, which enables any portfolio manager to make investment recommendations and decisions across client accounts. Peter Coffin, President, Matthew Buscone, Portfolio Manager, Ji Young Jung, Portfolio Manager, Sara Chanda, Portfolio Manager, Allyson Gerrish, Portfolio Manager, Jeffrey Glenn, Portfolio Manager, Eric Haase, Portfolio Manager and Khurram Gillani, Portfolio Manager, are responsible for making day-to-day investment decisions for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. The portfolio management team also provides investment management services for other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — TOTAL*

SHORT-TERM MUNICIPAL BOND PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Peter Coffin	2	$132.9 million	1	$27.9 million	15,231	$35.8 billion
Matthew Buscone	2	$132.9 million	1	$27.9 million	15,228	$35.8 billion
Jeffrey Glenn	2	$132.9 million	1	$27.9 million	15,233	$35.8 billion
Ji Young Jung	2	$132.9 million	1	$27.9 million	15,231	$35.8 billion
Sara Chanda	2	$132.9 million	1	$27.9 million	15,229	$35.8 billion
Eric Haase	2	$132.9 million	1	$27.9 million	15,233	$35.8 billion
Khurram Gillani	2	$132.9 million	1	$27.9 million	15,229	$35.8 billion
Allyson Gerrish**	—	—	—	—	—	—

*	None of these accounts has an advisory fee based on performance.
**	Ms. Gerrish joined the portfolio management team after the June 30, 2018 reporting date. Therefore, there is no information to provide for this reporting period.

OTHER ACCOUNTS MANAGED — TOTAL*

INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Peter Coffin	2	$134.9 million	1	$27.9 million	15,231	$35.8 billion
Matthew Buscone	2	$134.9 million	1	$27.9 million	15,228	$35.8 billion
Jeffrey Glenn	2	$134.9 million	1	$27.9 million	15,233	$35.8 billion
Ji Young Jung	2	$134.9 million	1	$27.9 million	15,231	$35.8 billion
Sara Chanda	2	$134.9 million	1	$27.9 million	15,229	$35.8 billion
Eric Haase	2	$134.9 million	1	$27.9 million	15,233	$35.8 billion
Khurram Gillani	2	$134.9 million	1	$27.9 million	15,229	$35.8 billion
Allyson Gerrish**	—	—	—	—	—	—

*	None of these accounts has an advisory fee based on performance.
**	Ms. Gerrish joined the portfolio management team after the June 30, 2018 reporting date. Therefore, there is no information to provide for this reporting period.

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CONFLICTS OF INTEREST. Breckinridge provides investment advisory services to client accounts in different strategies with varying fee schedules. As such, Breckinridge’s portfolio managers must allocate their time across multiple client accounts, which can create a conflict of interest. Using a team approach, the portfolio managers are able to make investment decisions and allocations across multiple client accounts, regardless of a client’s investment strategy, objectives, or fee schedule. Additionally, the portfolio management team utilizes an automated trading system that completes allocations to client accounts in a manner that is consistent with internal policy. Breckinridge does not have any performance fee or soft dollar arrangements, both of which can create further conflicts concerning the management and trading of client accounts.

When Breckinridge has identified buy and sell orders in the same or similar security at the same time, Breckinridge will consider cross trades between client accounts. The usage of cross trades creates a conflict as Breckinridge is advising clients on both sides of the transaction. Breckinridge only executes cross trades when certain conditions are met and conducts regular reviews of cross transactions to ensure they have met conditions and best execution objectives. As a matter of policy, IRAs and client accounts subject to ERISA or the Investment Company Act of 1940 are excluded from cross transactions.

Many clients access Breckinridge through firms affiliated with broker dealer firms, which are Breckinridge trading partners. In our pursuit of best execution, Breckinridge may select a dealer that has client accounts or has affiliates with client accounts managed by us. Since Breckinridge has a business interest in these client relationships, there may appear to be an incentive for us to select these dealers over those without such client accounts when placing orders for client portfolios. Typically, the teams responsible for client servicing and trading are separate; thus, there is usually little to no overlap between the teams who manage the client accounts and the teams who are responsible for executing trades. Additionally, Breckinridge has a general prohibition on traders seeking broker selection input from our Consultant Relations and Marketing teams. Regardless, Breckinridge conducts periodic reviews of its trade execution and trading partners to ensure we are meeting our best execution objectives.

Employees at Breckinridge may enter into certain personal securities transactions with appropriate approvals. Personal trading activity can cause conflicts with client accounts since employees may hold the same securities as those held in client accounts. To help minimize this conflict, Breckinridge has a general prohibition on the trading of securities that may be eligible for client accounts. Employees also are subject to transactional restrictions and regular reporting requirements, which are detailed in our Code of Ethics.

COMPENSATION. All members of the portfolio management team receive a base salary and are eligible for a bonus, which is paid quarterly. The bonus is not tied to the performance of any client account. Each member is also eligible to receive equity options in the firm, which when exercised will entitle them to share in the firm’s profits and long-term growth.

OWNERSHIP OF FUND SHARES. None of the portfolio management team members own shares of the Funds for which they serve as portfolio managers.

Cadence Capital Management LLC (“Cadence”) serves as a Specialist Manager to for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Cadence. Messrs. Dokas and Ginsberg provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
J. Paul Dokas	1	$32.1 million	1	$166.2 million	16	$938.1 million
Robert Ginsberg	3	$302 million	1	$166.2 million	19	$1,139.1 million

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Cadence’s Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Portfolios. Some of these clients’ portfolios are managed using the same investment strategies and objectives which the Portfolio Managers use to manage the Portfolios, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a “Strategy”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Strategy. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Strategy may be selling a security, while another Strategy may be purchasing or holding the same security. As a result, transactions executed for the Strategy that is selling the security may adversely affect the value of any Strategy which is purchasing or holding the same security.

Other conflicts of interest may arise from the management of multiple accounts and the Portfolios. For example, Cadence may receive more compensation with respect to certain Strategies than that received with respect to other Strategies or the Portfolios or may receive compensation based in part on the performance of accounts in a certain Strategy. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Strategy, to the possible detriment of other Strategies for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Portfolios.

Each Portfolio Manager’s management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in the Portfolios managed by such Portfolio Managers. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.

COMPENSATION. Cadence compensates each portfolio manager for such portfolio manager’s management of the Portfolios. Each portfolio manager’s compensation consists of a fixed annual base salary and a share of the firm’s profits. Compensation of the portfolio managers is not tied directly to individual Portfolio performance.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Day-to-day responsibility for the management of the assets of these Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL AS OF 5/30/18

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sarah H. Ketterer	17	$17.273 billion	22	$6.001 billion	154	$26.169 billion
Harry W. Hartford	17	$17.273 billion	22	$6.001 billion	129	$25.991 billion
James A. Doyle	17	$17.273 billion	22	$6.001 billion	132	$25.997 billion
Jonathan P. Eng	17	$17.273 billion	22	$6.001 billion	128	$25.990 billion
Ellen Lee	17	$17.273 billion	22	$6.001 billion	127	$25.985 billion
Conor Muldoon	17	$17.273 billion	22	$6.001 billion	134	$25.988 billion
Foster Corwith	17	$17.273 billion	22	$6.001 billion	128	$25.987 billion
Alessandro Valentini	14	$14.315 billion	23	$6.001 billion	128	$25.985 billion

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OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sarah H. Ketterer	0	$0	0	$0	6	$1.496 billion
Harry W. Hartford	0	$0	0	$0	6	$1.496 billion
James A. Doyle	0	$0	0	$0	6	$1.496 billion
Jonathan P. Eng	0	$0	0	$0	6	$1.496 billion
Ellen Lee	0	$0	0	$0	6	$1.496 billion
Conor Muldoon	0	$0	0	$0	6	$1.496 billion
Foster Corwith	0	$0	0	$0	6	$1.496 billion
Alessandro Valentini	0	$0	0	$0	6	$1.496 billion

CONFLICTS OF INTEREST. The portfolio managers who manage the portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Causeway (“Causeway Portfolios”) also provide investment management services to other accounts, including accounts for corporations, pension plans, sovereign wealth funds, superannuation plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, other institutions and their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Causeway Portfolios, subject to certain variations in investment restrictions, and also manage a portion of Causeway Global Absolute Return Fund, which takes short positions in global securities using swap agreements. The portfolio managers purchase and sell securities for the Causeway Portfolios that they may also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Causeway Portfolios or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford each holds (through estate planning vehicles) a controlling voting interest in the equity of Causeway’s holding company and Messrs. Doyle, Eng, Muldoon, Corwith, and Valentini and Ms. Lee (directly or through estate planning vehicles) have minority interests in the equity of Causeway’s holding company.

Actual or potential conflicts of interest arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs and new issues) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of Causeway Global Absolute Return Fund or any other client account if, at the time of entering into the short position, any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

COMPENSATION. Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of Causeway’s parent company, to distributions of Causeway’s profit based on their ownership interests in Causeway’s parent company. They do not receive incentive compensation. Messrs. Doyle, Eng, Muldoon, Corwith, and Valentini and Ms. Lee receive salaries and may receive incentive compensation (including potential cash awards of growth units, or awards of equity units). Portfolio managers also receive, directly or through estate planning vehicles, distributions of Causeway’s profit based on their minority ownership interests in Causeway’s parent company. Causeway’s Operating Committee weighing a variety of objective and subjective factors determines salary and incentive compensation and, subject to the approval of the holding company’s Board of Managers, may award equity units. Portfolios are team-managed and salary and incentive compensation are not based on the specific performance of the Causeway Portfolios or any single client account managed by Causeway but take into account the performance of the individual portfolio manager, the relevant team and the Investment Adviser’s performance and financial results. For portfolio managers of the Causeway Portfolios, the performance of stocks selected for client portfolios within a

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particular industry or sector over a multi-year period relative to appropriate benchmarks will be relevant for portfolio managers assigned to that industry or sector. Causeway takes into account both quantitative and qualitative factors in determining the amount of incentive compensation awarded, including the following factors: individual research contribution, portfolio and team management contribution, group research contribution, and client service and recruiting contribution.

OWNERSHIP OF SECURITIES. None of the portfolio managers beneficially owns equity securities in The International Equity Portfolio or The Institutional International Equity Portfolio.

City of London Investment Management Company Limited (“CLIM”) CLIM serves as a Specialist Manager for The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Day-to-day portfolio management of those assets of the International Equity and Institutional International Equity Portfolios allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Mark Dwyer. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio allocated to CLIM will be the responsibility of a team led by James Millward. For each portfolio, the lead portfolio manager has ultimate responsibility for constructing and managing the portfolio. However, the decision making process is developed as a team, and decisions are generally reached via consensus within the applicable investment team. Each also provides portfolio management for certain other pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED —TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
James Millward	0	$0	4	$358 million	6	$201 million
Michael Edmonds	0	$0	4	$358 million	6	$201 million
Michael Sugrue	0	$0	4	$358 million	6	$201 million
Mark Dwyer	0	$0	12	$2,533 million	15	$1,725 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
James Millward	0	$0	0	$0	0	$0
Michael Edmonds	0	$0	0	$0	0	$0
Michael Sugrue	0	$0	0	$0	0	$0
Mark Dwyer	0	$0	0	$0	0	$0

CONFLICTS OF INTEREST. The investment management team at CLIM may manage multiple accounts for multiple clients. These accounts may include mutual funds, segregated accounts, non-US collective investment schemes and private funds. Managing multiple funds or accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. CLIM manages potential conflicts between funds or accounts through allocation policies and procedures, internal review processes, and oversight by directors, compliance, and independent third parties. CLIM has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

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COMPENSATION. CLIM’s compensation and incentive policy for all employees is linked to individual performance, which is determined via an appraisal process. The formal process of performance review takes place annually. At the senior level, CLIM’s Remuneration Committee, which is made up of independent non-executive Directors, considers performance. They consider for their review information gathered via departmental managers and filtered through the Executive Directors, as well as external data which provides an understanding of current salaries and overall compensation packages within the market place. The Board makes recommendations on relevant aspects of compensation, which are passed to the Remuneration Committee for consideration and approval. All intermediate and junior level staff is appraised directly by their line managers, who make salary recommendations for approval by the Executive Directors.

Fort Washington Investment Advisors, Inc. (“Fort Washington”) Fort Washington serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. Timothy Jossart and Garrick Bauer are responsible for making day-to-day investment decisions for the portion of the Portfolio allocated to Fort Washington. Messrs. Jossart and Bauer also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

As of June 30, 2018

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Timothy Jossart	1	$202.9 million	2	$579.8 million	20	$3,662.0 million
Garrick Bauer	1	$202.9 million	2	$579.8 million	20	$3,662.0 million

*	None of these accounts have an advisory fee based on performance.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Portfolios). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance based accounts. Fort Washington has adopted policies and procedures to address such conflicts.

COMPENSATION. All of Fort Washington’s portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally, a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm’s President and approved by the Board of Directors.

Fort Washington’s parent company also provides all personnel a defined benefit retirement plan, which provides a lifetime annuity upon retirement that is based on a percentage of final average pay and years of service under the plan.

Associates are also eligible to participate in a 401(k) plan. The 401(k) company match is 50% of the first 4% of earnings saved.

Frontier Capital Management Company, LLC (“Frontier”) Frontier serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Affiliated Managers Group, Inc. has a controlling interest in Frontier. Michael A. Cavarretta, Andrew B. Bennett and Peter G.Kuechle are responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Frontier. Messrs. Cavarretta, Bennett and Kuechle also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Michael A. Cavarretta	1	$199 million	1	$212 million	30	$2.77 billion
Andrew B. Bennett	1	$199 million	1	$212 million	30	$2.77 billion
Peter G. Kuechle	1	$199 million	1	$212 million	30	$2.77 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. In connection with its management of clients’ accounts, Frontier is subject to a number of actual or apparent conflicts of interest. These conflicts may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees) or accounts in which the portfolio manager has a personal investment. In addition, conflicts may arise relating to the allocation of investments among accounts with similar investment objectives but managed by different portfolio managers.

Frontier’s portfolio managers typically manage multiple accounts. Generally, however, accounts within a particular investment strategy (e.g., Capital Appreciation) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in the same strategy with similar objectives, which tend to minimize the potential for conflicts of interest.

Frontier has adopted trade allocation and aggregation policies that seek to treat all clients fairly and equitably. These policies address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions and aggregations of orders across multiple accounts. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm’s Code of Ethics.

COMPENSATION. Frontier’s portfolio manager compensation structure is designed to align the interest of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus, and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners at Frontier, which entitles them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management-fee revenues generated from client accounts.

HC Capital Solutions (“HC Capital”) may at times directly manage a portion of a Portfolio’s investments in ETFs, index futures and forwards designed to obtain broad market exposure. HC Capital is a separate operating division of Hirtle Callaghan & Co., LLC. Mr. Brad Conger, CFA and Mr. Scott Jacobson, CFA act as the portfolio managers for each Portfolio. Mr. Conger and Mr. Jacobson each also provides oversight of the Specialist Managers providing day-to-day portfolio management for certain other pooled investment vehicles and separately managed accounts, but does not directly provide such day-to-day services to any other accounts or portfolios.

CONFLICTS OF INTEREST. While there are certain conflicts of interest inherent in directly managing one portfolio while providing oversight services to multiple other portfolios, as discussed above, HC Capital believes that the limited nature of the role of managing a Portfolio’s investments in ETFs, index futures and forwards, combined with the policies and procedures adopted by HC Capital, minimizes the potential impact of any such conflicts.

COMPENSATION. Mr. Conger and Mr. Jacobson each receives a base salary and an annual bonus, which is at the discretion of the Adviser and is not directly linked to the performance of any one or more accounts.

Jennison Associates LLC (“Jennison”) Jennison serves as a Specialist Manager for The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. Jennison is organized under the laws of Delaware as a single member limited liability company whose sole member is PGIM, Inc., which is a direct, wholly-owned subsidiary of PGIM Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Jennison. Ms. McCarragher also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL

THE GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS*
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	14	$52.1 billion	2	$791 million	10	$1.4 billion

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS *
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	2	$4.0 billion	0	$0	0	$0

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS*
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	14	$52.2 billion	2	$791 million	10	$1.4 billion

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS*
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	2	$4.0 billion	0	$0	0	$0

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

POTENTIAL CONFLICTS OF INTEREST. Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

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•	Long only accounts/long-short accounts:

Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

•	Large accounts:

Large accounts typically generate more revenue than do smaller accounts. As a result, a portfolio manager has an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for us.

•	Multiple strategies:

Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

•	Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers:

Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

•	Non-discretionary accounts or models:

Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.

•	Higher fee paying accounts or products or strategies:

Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•	Personal interests:

The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

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How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.

•

Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts and between wrap fee program sponsors.

•

Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

•

Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

•	Jennison has adopted a code of ethics and policies relating to personal trading.

•	Jennison provides disclosure of these conflicts as described in its Form ADV.

COMPENSATION. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Jennison recognizes individuals for their achievements and contributions and continues to promote those who exemplify the same goals and level of commitment that are benchmarks of the organization. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. Overall firm profitability determines the size of the investment professional compensation pool. In general, the discretionary cash bonus represents most of an investment professional’s compensation.

Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors.

The factors reviewed for the portfolio manager are listed below.

The quantitative factors reviewed for the portfolio manager may include:

•

One-, three-, five- year and longer term pre-tax investment performance of groupings of accounts managed by the portfolio manager in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible. Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.

•

The investment professional’s contribution to client portfolio’s pre-tax one-, three-, five-year and longer-term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes.

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The qualitative factors reviewed for the portfolio manager may include:

•	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•

Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.

Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Lazard. Messrs. Moghtader, Ivanenko, Lai and Scholl also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Moghtader	11	$4,182 million	20	$1,012 million	40	$8,514 million
Taras Ivanenko	11	$4,182 million	20	$1,012 million	40	$8,514 million
Alex Lai	11	$4,182 million	20	$1,012 million	40	$8,514 million
Craig Scholl	11	$4,182 million	20	$1,012 million	40	$8,514 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Moghtader	0	$0	0	$0	5	$5,254 million
Taras Ivanenko	0	$0	0	$0	5	$5,254 million
Alex Lai	0	$0	0	$0	5	$5,254 million
Craig Scholl	0	$0	0	$0	5	$5,254 million

CONFLICTS OF INTEREST. As an investment adviser, Lazard by definition is a fiduciary to its clients. As such, Lazard is obligated to place its clients’ interests before its own. Due to the nature of the investment advisory business, conflicts of interests do arise. For example, conflicts may arise with regard to personal securities transactions, the use of clients’ commissions to obtain research and brokerage services, errors, trade allocations, performance fee accounts, and the use of solicitors. In recognition of these potential conflicts of interest, Lazard has established written policies and procedures so that it can operate its business within applicable regulatory guidelines.

Individual fund managers may manage multiple accounts for multiple clients. In addition to the Portfolios, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. Lazard manages all accounts on a team basis. Lazard manages potential conflicts of interest between a fund and other types of accounts through allocation policies and oversight by Lazard’s compliance department. Lazard intends for all clients to be treated fairly and equitably. When Lazard deems the purchase or sale of a security to be in the best interest of two or more advisory accounts, Lazard may aggregate, to the extent permitted by law, the securities to be purchased and sold in order to seek more favorable prices, lower brokerage commissions or more efficient execution. An allocation of a trade will not be given to any account solely based on a favorable execution or on the relationship of the account to Lazard or its personnel.

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COMPENSATION. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy.

Pacific Investment Management Company LLC (“PIMCO”) PIMCO serves as a Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity and The Commodity Returns Strategy Portfolios. The address of PIMCO’s U.S. headquarters is at 650 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. PIMCO supervises trading execution services of the Sub-adviser Parametric in implementing the RAFI US Multifactor Strategy for The Institutional Value Equity Portfolio and The Institutional Growth Equity. Since there are no direct portfolio management services, there is no PIMCO portfolio manager disclosed for the RAFI US Multifactor Strategy below.

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

Mohsen Fahmi is primarily responsible for the day-to-day management of the assets of the Portfolios. Mr. Fahmi also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL (As of June 30, 2018)

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO

The table below represents the assets and accounts where Mohsen Fahmi serves as a primary portfolio manager. Mr. Fahmi has additional responsibilities in managing portfolios besides those where he serves as a primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mohsen Fahmi	18	$23.572 billion	9	$3.683 billion	7	$1.987 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mohsen Fahmi	0	$0	1	$110 million	0	$0

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

The table below represents the assets and accounts where Mohsen Fahmi serves as a primary portfolio manager. Mr. Fahmi has additional responsibilities in managing portfolios besides those where he serves as a primary portfolio manager.

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	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mohsen Fahmi	18	$23.572 billion	9	$3.683 billion	7	$1.987 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mohsen Fahmi	0	$0	1	$110 million	0	$0

THE COMMODITY RETURNS STRATEGY PORTFOLIO

Nicholas Johnson is primarily responsible for the day-to-day management of the assets of the Portfolio. Mr. Johnson also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

The table below represents the assets and accounts where Nicholas Johnson serves as primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	7	$13.863 billion	5	$2.193 billion	8	$1.469 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	0	$0	1	$384 million	2	$98 million

CONFLICTS OF INTEREST. From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Portfolio, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Portfolios, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Portfolios. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a Portfolio in a manner beneficial to the investing account but detrimental to the Portfolio. Conversely, PIMCO’s duties to the Portfolios, as well as regulatory or other limitations applicable to the Portfolios, may affect the courses of action available to PIMCO-advised accounts (including certain Portfolios) that invest in the Portfolios in a manner that is detrimental to such investing accounts.

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Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Portfolios or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Portfolios or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Portfolios or other accounts managed by PIMCO.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolios. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of the Portfolios’ trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolios.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolios and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolios and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or one or more Portfolios or other accounts may result in certain Portfolios not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Portfolios’ investment opportunities may also arise when the Portfolios and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Portfolios own senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Portfolios’ investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Portfolio. Moreover, a Portfolio or other account managed by PIMCO may invest in a transaction in which one or more other portfolios or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such portfolios or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Portfolios and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Portfolio.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolios. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

COMPENSATION.

PIMCO’s approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO’s mission and values. Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers;

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic, and meritocracy;

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation; and

•	PIMCO’s “Discern and Differentiate” discipline guides total compensation levels.

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The Total Compensation Plan consists of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for PIMCO’s clients. A portfolio manager’s compensation is not based solely on the performance of any Fund or any other account managed by that portfolio manager:

Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus – Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO’s broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:

•

Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;

•	Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;

•

Appropriate risk positioning and risk management mindset which includes consistency with PIMCO’s investment philosophy, the Investment Committee’s positioning guidance, absence of defaults, and appropriate alignment with client objectives;

•	Contributions to mentoring, coaching and/or supervising members of team;

•	Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO’s investment process, Investment Committee meetings, and day-to-day management of portfolios;

•	With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.

PIMCO’s partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.

Deferred Compensation – Long Term Incentive Plan (“LTIP”) and/or M Options which is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

•

The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO’s success.

•

The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the Firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the Firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

•

The Carried Interest Compensation Plan awards entitle eligible individuals who provide services to PIMCO’s Alternative Funds a percentage (“points”) of the carried interest otherwise payable to PIMCO in the event that the applicable performance measurements described in the Alternative Fund’s partnership agreements are achieved. The awards are granted before any payments are made in respect of the awards and payout is contingent on long-term performance, and are intended to align the interests of the employees with that of PIMCO and the investors in the Alternative Funds. While subject to forfeiture and vesting terms, payments to participants are generally made if and when the applicable carried interest payments are made to PIMCO.

Eligibility to participate in LTIP, the M Unit program, and the Carried Interest Compensation Plan is contingent upon continued employment at PIMCO and all other applicable eligibility requirements.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

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PORTFOLIO MANAGER OWNERSHIP: To the best of our knowledge, based on the information available for the time period ending June 30, 2018, the portfolio managers of the Commodity Returns Strategy Portfolio, the Institutional Value Equity Portfolio and the Institutional Growth Equity Portfolio did not own any shares of those Portfolios.

Parametric Portfolio Associates LLC (“Parametric”.) Parametric serves as a Specialist Manager to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”). Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of the Portfolios allocated to Parametric. Messrs. Strohmaier, Li and Zaslavsky are portfolio managers for the Defensive Equity Strategy with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Messrs. Henne, Talmo and Nelson are portfolio managers for the Liquidity Strategy with respect to the Portfolios and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Messrs. Lee, Henne, Talmo and Nelson are portfolio managers for the Targeted Strategy with respect to the Portfolios and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Mr. Seto is the portfolio manager for (i) the Tax-Managed Custom Core Strategy with respect to The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, and The Emerging Markets Portfolio and (ii) the RAFI US Multifactor Strategy with respect to The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio pursuant to a Sub-adviser agreement with PIMCO. Mr. Seto also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

DEFENSIVE EQUITY STRATEGY: OTHER ACCOUNTS MANAGED — TOTAL*

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Strohmaier, CFA	3	$655.57 million	4	$6.47 billion	37	$4.72 billion
Perry Li, CFA	2	$333.23 million	4	$6.47 billion	37	$4.72 billion
Michael Zaslavsky	2	$333.23 million	4	$6.47 billion	37	$4.72 billion

*	None of these accounts has an advisory fee based on performance.

Note: Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

LIQUIDITY STRATEGY:

OTHER ACCOUNTS MANAGED — TOTAL*

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Justin Henne, CFA	23	$677.57 million	0	$0	408	$39.27 billion
Clint Talmo, CFA	0	$0	0	$0	165	$16.04 billion
Jason Nelson, CFA	0	$0	0	$0	165	$16.04 billion

*	None of these accounts has an advisory fee based on performance.

Note: Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

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TARGETED STRATEGY:

OTHER ACCOUNTS MANAGED — TOTAL

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Tom Lee, CFA	2	$580.53 million	7	$6.72 billion	829	$32.92 billion
Justin Henne, CFA	23	$677.57 million	0	$0	408	$39.27 billion
Clint Talmo, CFA	0	$0	0	$0	165	$16.04 billion
Jason Nelson, CFA	0	$0	0	$0	165	$16.04 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Tom Lee, CFA	0	$0	0	$0	6	$927.15 million
Justin Henne, CFA	0	$0	0	$0	0	$0
Clint Talmo, CFA	0	$0	0	$0	0	$0
Jason Nelson, CFA	0	$0	0	$0	0	$0

Note: Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

TAX-MANAGED CUSTOM CORE STRATEGY:

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Thomas Seto	39	$27.59 billion	12	$4.07 billion	35,166	$97.30 billion

OTHER ACCOUNTS MANAGED* — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Thomas Seto	0	$0	0	$0	2	$194.11 million

*	Information as of June 30, 2018.

RAFI US MULTIFACTOR STRATEGY:

ACCOUNTS MANAGED — TOTAL**

	REGISTERED INVESTMENT COMPANIES		POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Thomas Seto	41	$28,897 million	12	$3,472 million	33,822	$104,032 million

**	Information as of September 31, 2018.

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CONFLICTS OF INTEREST. Parametric has a fiduciary obligation to act at all times in the best interests of its clients. It is the responsibility of Parametric’s senior management in conjunction with Compliance to ensure the protection of client assets. Several Parametric policies and procedures are designed to identify real and potential conflicts of interest, and further manage these conflicts of interest. Conflicts of interest may arise when Parametric places its own interests or the interests of its affiliates ahead of its clients’ interests, or when Parametric places the interests of certain clients ahead of other clients’ interests. Parametric regularly monitors and evaluates the nature of its business and other key relationships, including its affiliate relationships, in order to prevent material conflicts with its clients.

Conflicts of interest may arise for individual employees as well. To identify and assess potential conflicts of interest, all employees are required to disclose all external and internal potential conflicts of interest including, but not limited to, outside business activities, related persons employed in the securities industry, board membership, and any key relationships with public companies.

Parametric anticipates that, in appropriate circumstances and consistent with the client’s investment objectives, it will cause accounts over which Parametric has management authority to recommend the purchase or sale of securities in which Parametric and/or its other clients, directly or indirectly, have a position or interest. From time to time, Parametric or its affiliates may also recommend to investment advisory clients or prospective clients the purchase or sale of mutual funds in which Parametric receives a sub-advisory fee. Subject to satisfying Parametric’s Code of Ethics policy and applicable laws, officers, directors and employees of Parametric may trade for their own accounts in securities that are recommended to and/or purchased for their clients.

Parametric’s Code of Ethics is designed to reasonably address conflicts of interest between Parametric and its clients and to ensure that the activities, interests and relationships of employees will not interfere with making decisions in the best interest of advisory clients. Compliance monitors employee trading to reasonably ensure that employees have complied with the restrictions outlined in the Code of Ethics, and to verify that employees are not taking advantage of their inside position.

COMPENSATION. Parametric believes that its compensation packages, which are described below, are adequate to attract and retain high-caliber professional employees. Please note that compensation for investment professionals is not based directly on Fund performance or the assets in the Fund, but rather on the overall performance of responsibilities. In this way, the interests of portfolio managers are aligned with the interests of Fund shareholders without providing incentive to take undue or insufficient investment risk. It also removes a potential motivation for fraud. Violations of Parametric’s policies would be a contributing factor when evaluating an employee’s discretionary bonus.

Compensation Structure

Compensation of investment professionals at Parametric has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual equity-based compensation for eligible employees.

Parametric investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric professionals is reviewed on an annual basis. Stock-based compensation awards and adjustments in base salary and bonuses are typically paid and/or put into effect at or shortly after, the firm’s fiscal year-end, October 31.

The firm also maintains the following arrangements:

•	Employment contracts for key investment professionals and senior leadership.

•

Employees are eligible for Eaton Vance equity grants that vest over a 5-year period from grant date. The vesting schedule for each grant is 10% in year 1, 15% in year 2, 20% in year 3, 25% in year 4, and 30% in year 5.

•	Participation in Parametric equity plans for key employees, reflective of their individual contribution to the firm’s success and tenure at the firm.

•	Profit Sharing that vests over a 5-year period from employee’s start date. The vesting schedule for the Profit Sharing is 20% per year from the employee’s start date.

Method to Determine Compensation

Parametric seeks to compensate investment professionals commensurate with responsibilities and performance while remaining competitive with other firms within the investment management industry.

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Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and its parent company, Eaton Vance Corp. (“EVC”). While the salaries of investment professionals are comparatively fixed, cash bonuses and stock-based compensation may fluctuate from year-to-year, based on changes in financial performance and other factors. Parametric also offers opportunities to move within the organization, as well as incentives to grow within the organization by promotion.

Additionally, Parametric participates in compensation surveys that benchmark salaries against other firms in the industry. This data is reviewed, along with a number of other factors, so that compensation remains competitive with other firms in the industry.

Pzena Investment Management LLC (“Pzena”) Pzena serves a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 320 Park Avenue, 8th Floor, New York, NY 10022. Pzena Investment Management Inc., a publicly traded company (PZN), is the sole managing member of Pzena. The address of Pzena Investment Management, Inc.’s headquarters is 320 Park Avenue, 8th Floor, New York, NY 10022. Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of that portion of the assets of the Portfolios allocated to Pzena. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Evan Fox	2	$102.8 million	2	$48.2 million	56	$1,495.4 million
Benjamin S. Silver	12	$11,754.5 million	34	$4,114.9 million	136	$7,695.8 million
John J. Flynn	12	$11,754.5 million	20	$1,125.8 million	122	$4,200.0 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Evan Fox	0	$0	0	$0	0	$0
Benjamin S. Silver	2	$8,071.9 million	3	$490.1 million	1	$987.4 million
John J. Flynn	2	$8,071.9 million	1	$2.0 million	1	$987.4 million

CONFLICTS OF INTEREST. In Pzena’s view, conflicts of interest may arise in managing the Portfolios’ investments, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all small cap value Accounts, whether they be Portfolios’ accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as those used for the Portfolios.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Portfolios may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the Account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena

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may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Portfolios and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Portfolios or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Portfolio shareholders’ interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include any employee or officer of Pzena. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary Accounts (i.e., accounts of Pzena’s principals, affiliates or employees or their immediate family which are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

Proxy voting for the Portfolios’ and the other Accounts’ securities holdings may also pose certain conflicts. Pzena has identified the following areas of concern: (1) where Pzena manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) where Pzena manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; (3) where Pzena has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; and (4) where a Pzena officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling. Pzena proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.

Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

COMPENSATION. Portfolio managers and other investment professionals at Pzena are compensated through a combination of fixed base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. The portfolio managers’ bonuses are not specifically dependent upon the performance of the Portfolios relative to the performance of the Portfolios’ benchmarks. For investment professionals, we examine such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, we always look at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame we examine for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. The equity ownership in Pzena as of June 30, 2018 of each member of the investment team who makes investment decisions for the Portfolios is as follows:

Evan Fox	Less than 5%
Benjamin S. Silver	Less than 5%
John J. Flynn	Less than 5%

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RBC Global Asset Management (UK) Limited (“RBC GAM”). RBC GAM serves as Specialist Manager for The Emerging Markets Portfolio. RBC GAM is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). Philippe Langham, ACA and Laurence Bensafi, CFA, are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to RBC GAM. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Philippe Langham	2	$656.8 million	5	$5,426.6 million	3	$628.4 million
Laurence Bensafi	1	$4.5 million	2	$786,6 million	0	$0

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST.

A portfolio manager’s compensation package may give rise to potential conflicts of interest. The management of multiple funds and accounts may give rise to potential conflicts of interest, for example, if the funds and accounts have different objectives, benchmarks, investment horizons and fees, or if they have overlapping objectives, benchmarks and time horizons. A portfolio manager may be required to allocate time and investment ideas across multiple funds and accounts. RBC GAM has adopted policies and procedures designed to address these potential conflicts, including trade allocation policies and a code of ethics.

COMPENSATION.

RBC GAM’s compensation program for investment management personnel is comprised of three elements:

•	Base Salary

•	Annual Discretionary Bonus

•	Profit Sharing Plan(for senior investment staff only)

For junior members of the team (both portfolio managers and analysts) the compensation package comprises of Base Salary and Annual Discretionary Bonus only.

•

Annual Discretionary Bonus – All employees who are eligible for discretionary bonus are graded on a scale. This score is a combination of quantitative and qualitative assessments as appropriate. The quantitative component is calculated using an algorithm that tracks results for specific responsibilities in investment management against agreed upon success thresholds. The qualitative component is based on RBC GAM’s review of results produced over the year and the degree to which the individual exhibits attitudes and behaviors consistent with RBC GAM’s reputation, culture and goals, including investment success and growth.

•

Profit Sharing Plan (PSP) – Only senior investment staff may be eligible to participate in the PSP. The pool is calculated quarterly as a predetermined percentage of pre-tax earnings. PSP units are reviewed annually and approved by the CIO and CEO at the beginning of each fiscal year. The number of units held by each individual does not normally change during the year.

•

Deferral- Consistent with best practices, a portion of the variable compensation (Annual Discretionary Bonus and PSP) for senior staff is subject to a 3-year mandatory deferral. Based on variable compensation thresholds, deferral rates of 25% to 40% apply. This deferral amount is payable at the end of three years, provided the employee remains in good standing with the company.

Vaughan Nelson Investment Management, L.P. —(“Vaughan Nelson”) serves as a Specialist Manager of The Commodity Returns Strategy Portfolio. Vaughan Nelson is an indirect wholly-owned subsidiary of Natixis Global Asset Management SA, a French investment banking/financial services firm, of which a minority share of ownership is publicly traded on the Euronext exchange in

Paris. Vaughan Nelson is headquartered at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson has approximately $13.2 billion in assets under management as of June 30, 2018, in equity and fixed income strategies with its fixed income portfolio management team managing $2.6 billion in assets.

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Listed below, as of June 30, 2018, are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Steve Henriksen	0	$0	0	$0	142	$2,691 million
Charles Ellis	0	$0	0	$0	142	$2,691 million
Blanca Garza-Bianco	0	$0	0	$0	142	$2,691 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Steve Henriksen	0	$0	0	$0	0	$0
Charles Ellis	0	$0	0	$0	0	$0
Blanca Garza-Bianco	0	$0	0	$0	0	$0

CONFLICTS OF INTERESTS.

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Vaughan Nelson has adopted policies and procedures to mitigate the effects of each of these conflicts.

COMPENSATION.

The compensation program at Vaughan Nelson is designed to align the interests of portfolio management professionals with the interests of clients and Vaughan Nelson by retaining top-performing employees and creating incentives to enhance Vaughan Nelson’s long-term success.

Compensation of portfolio management professionals includes a fixed base salary, a variable bonus and deferral plan and a contribution to the firm’s retirement plan.

All portfolio management professionals (at the discretion of the Compensation Committee of the Vaughan Nelson Board) participate in the variable bonus and deferral plan component which, as a whole, is based upon a percentage of Vaughan Nelson’s net profit. Each portfolio management professional’s participation in the variable bonus and deferral plan is based upon many factors, including but not limited to

•	Performance of the strategy managed (both absolute and relative to peers)

•	Amount of revenue derived from the strategy managed

•	Contribution to the development and execution of the firm’s investment philosophy and process

•	Participation and effectiveness in performing client service activities and marketing initiatives

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The degree to which any one factor influences participation in the bonus pool will vary between individuals and over time. A portion of the variable bonus is subject to deferral and each participant has the option to invest the deferral into Vaughan Nelson managed product(s) while it vests. Each year’s deferral is paid out over a period of three years. Payments are conditioned upon compliance with non-compete and non-solicitation arrangements.

The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to the IRS limits) and such percentage is the same for all firm personnel. Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer.

There is no distinction for purposes of compensation between the Fund and any other accounts managed.

Wellington Management Company LLP - (“Wellington Management”) services as the Specialist Manager for The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2018, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1,068 billion in assets.

Listed below is the portfolio manager responsible for making day-to-day investment decisions for The Real Estate Securities Portfolio.

Bradford D. Stoesser, Managing Director and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

Mr. Stoesser also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2018, is set forth below.

THE REAL ESTATE SECURITIES PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	9	$493.3 million	20	$358.1 million	65	$969.7 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	0	$0	3	$164.6 million	11	$182.7 million

Listed below are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.

Mark N. Viviano CFA, Robert F. Hayes III, CFA and David A. Chang, CFA are primarily responsible for the day-to-day management of the assets of the Portfolio.

These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2018, is set forth below.

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COMMODITY RETURNS STRATEGY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark N. Viviano, CFA	10	$176 million	25	$367 million	51	$511 million
Robert F. Hayes III, CFA	9	$317 million	23	$425 million	71	$982 million
David A. Chang, CFA	1	$40 million	15	$4,208 million	3	$817 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark N. Viviano, CFA	0	$0	3	$51 million	11	$72 million
Robert F. Hayes III, CFA	0	0	4	$194 million	14	$220 million
David A. Chang, CFA	0	$0	0	$0 million	1	$62 million

CONFLICTS OF INTERESTS. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolios. The Portfolio Managers make investment decisions for each account, including each Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Portfolio.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Portfolio, or make investment decisions that are similar to those made for the relevant Portfolio, both of which have the potential to adversely impact the relevant Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolios. Messrs. Chang, Stoesser, Viviano and Hayes also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at

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Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

COMPENSATION. Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Investment Subadvisory Agreements between Wellington Management and HC Capital Trust on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information is as of June 30, 2018.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers’ experience and performance in their roles as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one, three and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Chang and Hayes are Partners.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Commodity Returns Strategy Portfolio – Commodities	S&P GSCI Commodity Equal Sector Weighted Index

Commodity Returns Strategy Portfolio – Global Natural Resources	MSCI World Paper & Forest Products (10%), MSCI World Metals & Mining (30%) and MSCI World Energy (60%) until 4/30/2015; effective 5/1/2015, MSCI All-Country World Energy Index (65%) and MSCI All-Country World Metals & Mining Index (35%)

Real Estate Securities Portfolio	Dow-Jones U.S. Select Real Estate Securities Index

Western Asset Management Company (“WAMCO”) WAMCO serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. S. Kenneth Leech, Anup Agarwal, Ian Justice, and Harris Trifon are responsible for making day-to-day investment decisions for the portion of the Portfolio allocated to WAMCO. Messrs. Leech, Agarwal, Justice, and Trifon also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

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OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
S. Kenneth Leech	95	$135,201 million	265	$85,299 million	596	$199,382 million
Anup Agarwal	4	$5,082 million	17	$5,410 million	18	$3,155 million
Ian Justice	0	$0	0	$0	1	$$83
Harris Trifon	0	$0	0	$0	0	$0

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
S. Kenneth Leech	0	$0	6	$1,636 million	28	$11,042 million
Anup Agarwal	0	$0	2	$151 million	1	$83 million
Ian Justice	0	$0	0	$0	0	$0
Harris Trifon	0	$0	0	$0	0	$0

CONFLICTS OF INTEREST. WAMCO has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. WAMCO’s team approach to portfolio management and block trading approach works to limit this potential risk.

The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

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Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.

WAMCO may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

COMPENSATION. At WAMCO, one compensation methodology covers all products and functional areas, including portfolio managers. The Firm’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and the Firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Firm and portfolio strategy, and communication with clients. In reviewing investment performance, one, three, and five year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectus, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Fixed Income Opportunity Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio and the Catholic SRI Growth Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The International Equity Portfolio and The Institutional International Equity Portfolio will declare dividends semi-annually. The Emerging Markets Portfolio will declare dividends annually. Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TAX TREATMENT OF THE PORTFOLIOS. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code and intends to elect and qualify each year as a RIC. A Portfolio that qualifies as a RIC under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the Portfolio timely distributes to the Portfolio’s shareholders, provided that for each tax year, a Portfolio (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes an amount at least equal to the sum of 90% of the Portfolio’s investment company taxable income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) computed without regard to the dividends-paid deduction and 90% of its net tax-exempt income for such year (the “Distribution Requirement”). The first requirement for RIC qualification is that the Portfolio must receive at least 90% of the Portfolio’s gross income each year from “qualifying income” (the “90% Test”). Qualifying income includes dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities, and foreign currencies, and net income derived from interests in qualified publicly traded partnerships. Income and gains from transactions in commodities such as precious metals and minerals will not qualify

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as income from “securities” for purposes of the 90% Test. A second requirement for qualification as a RIC is that a Portfolio must diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year: (a) at least 50% of the market value of the Portfolio’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Portfolio fails to satisfy the 90% Test or the Asset Test in any taxable year, the Portfolio may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Portfolio corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Portfolio may be required to dispose of certain assets. If these relief provisions were not available to a Portfolio and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the applicable corporate income tax rate without any deduction for distributions to shareholders. Under such circumstances, Portfolio distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and lower tax rates on qualified dividend income received by noncorporate shareholders, if certain requirements are met. To requalify for treatment as a RIC in a subsequent taxable year, the Portfolio would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Portfolio failed to qualify for tax treatment as a RIC. If a Portfolio fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Portfolio -level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

If a Portfolio meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed (less any available capital loss carryovers). The Portfolio may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Portfolio on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be required to increase their tax basis, for federal income tax purposes, in their shares in the Portfolio by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Tax Treatment of Distributions” below). A “qualified late year loss” includes: (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Portfolio intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Portfolio may carry net capital losses from any taxable year forward to offset capital gains in future years. Unused net capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Portfolio prior to the expiration of the carryforwards. If a Portfolio has a net capital loss for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Portfolio’s net short-term capital losses over its net long-term capital gains

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is treated as a short-term capital loss arising on the first day of such Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before the Portfolio can utilize carryforwards of Pre-2011 Losses. Generally, the Portfolio may not carry forward any losses other than net capital losses. Under certain circumstances, the Portfolio may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Each Portfolio intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Portfolio shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

TAX TREATMENT OF DISTRIBUTIONS. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits and a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

The Portfolio may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net short-term or long-term capital gain realized by the Portfolio (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Ordinary income dividends reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain provided certain holding period requirements are met. Income derived from investments in derivatives, fixed income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from U.S. corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in alternative minimum taxable income calculation. (Under the TCJA, corporations are no longer subject to the alternative minimum tax for taxable years of the corporation beginning after December 31, 2017.) Income derived by the Portfolio from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

TAX TREATMENT OF CERTAIN DEBT INSTRUMENTS. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. (The TCJA requires certain taxpayers to recognize items of gross income for tax purposes in the year in which the taxpayer recognizes the income for financial accounting purposes. For financial accounting purposes, market discount must be accrued currently on a constant yield to maturity basis regardless of whether a current inclusion election is made. While the exact scope of this provision is not known at this time, it could cause a portfolio to recognize income earlier for tax purposes than would otherwise have been the case prior to the enactment of the TCJA.) If a portfolio purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally

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issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a RIC.

Adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a portfolio may be included for tax purposes in the portfolio’s gross income, even though no cash attributable to such gross income has been received by the portfolio. In such event, the portfolio may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the portfolio and additional capital gain distributions to portfolio shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a portfolio may cause amounts previously distributed in the taxable year as income to be characterized as a return of capital.

TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.

Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.

Under the Code, dividends or gains derived by a Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to address the tax consequences described above, those Portfolios authorized to invest in foreign securities will report investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolios to recognize ordinary income each year with respect to those investments.

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid portfolio-level tax.

TAX TREATMENT OF COMMODITY-LINKED STRUCTURED NOTES. The status of commodity-linked structured notes under tests to qualify as a RIC under the Code is not certain. As described above, in order to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy the 90% Test and derive at least 90% of its income from qualifying income. The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute “qualifying income” under the Code. However, in September 2016, the IRS announced that it would no longer issue private letter rulings on questions relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the

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1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke any rulings, like the Portfolio’s ruling, that required such a determination. The portion of the Portfolio’s ruling relating to its investment in commodity-linked notes was revoked by the IRS retroactively to the date of its issuance because the Portfolio did not invest in any commodity-linked notes in reliance on the ruling at the Portfolio level. If the commodity-linked instruments in which the Portfolio invests are not regarded as producing qualifying income, then the Portfolio would fail to qualify as a RIC. In lieu of potential disqualification, the Portfolio is permitted to pay a tax for certain failures to satisfy the 90% Test, which, in general, are limited to those due to reasonable cause and not willful neglect.

TAX TREATMENT OF SHARES OF THE SUBSIDIARIES. Certain income from commodity-linked swaps and certain other commodity-linked derivatives does not constitute qualifying income for purposes of the 90% Test described above, meaning that the Portfolio may not receive more than 10% of its gross income from direct investments in such instruments. However, The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiaries will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiaries were not considered to be qualifying income, the Portfolio would fail to qualify as a RIC.

The Subsidiaries will be treated as controlled foreign corporations (“CFCs”). The Commodity Returns Strategy Portfolio will be treated as a “U.S. Shareholder” of the Subsidiaries. As a result, the Portfolio will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiaries’ “Subpart F income,” whether or not such income is distributed by the Subsidiaries. In September 2016, the IRS issued proposed regulations that would require a wholly-owned subsidiary that is treated as a CFC, such as the Subsidiaries, to distribute its Subpart F income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) each year in order for a RIC to treat that income as satisfying the 90% Test. It is expected that all of the Subsidiaries’ income will be “Subpart F income.” The Portfolio’s recognition of the Subsidiaries’ “Subpart F income” will increase such Portfolio’s tax basis in its Subsidiaries. Distributions by the Subsidiaries to the Portfolio will be tax-free, to the extent of its previously undistributed “Subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Subsidiaries. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiaries’ underlying income, and will not be qualified dividend income eligible for taxation at long-term capital gain rates. If a net loss is realized by the Subsidiaries, such loss is not generally available to offset the income earned by the Portfolio.

In addition, to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy several diversification requirements, including the Asset Test, described above. In order to satisfy the Asset Test, The Commodity Returns Strategy Portfolio may not invest more than 25% of the value of its assets in the Subsidiaries. Absent this requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.

On the basis of current law and practice, the Subsidiaries will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiaries to the Portfolio will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiaries’ investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiaries will not be treated as conducting a U.S. trade or business. Thus, the Subsidiaries should not be subject to U.S. federal income tax on a net basis. However, if certain of the Subsidiaries’ activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiaries may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiaries, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. It is not anticipated that the Subsidiaries will be subject to material amounts of U.S. withholding tax on its portfolio investments. Each Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements and to qualify for an exemption under Chapter 4 of the Code to avoid U.S. withholding tax under the Foreign Account Tax Compliance Act.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. An equity U.S. REIT, and in turn a Portfolio, may distribute excess cash to shareholders in the form of a return of capital distribution. Any return of capital will reduce a shareholder’s tax basis in portfolio shares and, to the extent such basis is exceeded, will generally give rise to capital gains. If a U.S. REIT fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate income tax rate and the dividends would be taxable to shareholders, like the Portfolio, as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

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An investment by a Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes (which may be reduced or eliminated under certain tax treaties), transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC. Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties.

The Real Estate Securities Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as The Real Estate Securities Portfolio, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (such as a government or governmental agency, a tax-exempt organization not subject to UBIT and certain other organizations) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate income tax rate. The Specialist Manager does not intend to invest a substantial portion of The Real Estate Securities Portfolio’s assets in REITs which generate excess inclusion income.

Typically, shareholders in the Portfolio will receive a statement that shows the tax status of distributions you received the previous year. The Portfolio may at times find it necessary to reclassify income after it issues shareholder’s tax information reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as the Trust from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Portfolio has received on its investments, particularly in REITs, during the prior calendar year. Prior to issuing statements, the Trust makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. The Portfolio may obtain an extension of time, of up to one month, to send shareholders in the Portfolio shareholder’s original tax information reporting statement in order to ascertain that the tax status of distributions received are correctly categorized; or the Portfolio will send affected shareholders corrected tax information reporting statement to reflect reclassified information after the Portfolio’s fiscal year end.

SALES OF SHARES. Upon the disposition of shares of a Portfolio (whether by redemption or sale), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Additionally, any loss realized upon the sale or exchange of Portfolio shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. If a Portfolio redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

The Portfolio will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the IRS. This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of the Portfolio shares purchased after January 1, 2012 unless you instruct the Portfolio in writing that you want to use another available method for cost basis reporting (for example, First In, First Out (“FIFO”), Last In, First Out (“LIFO”), Specific Lot Identification (“SLID”) or High Cost, First Out (“HIFO”)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Portfolio will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012. Your cost basis election method will be applied to all Portfolio positions for all of your accounts, as well as to all future Portfolio added, unless otherwise indicated by you.

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Mutual fund shares acquired prior to January 1, 2012 are not covered by cost basis regulations. When available, average cost will be reported to investors who will be solely responsible for calculating and reporting gains and losses realized on the sale of non-covered securities. This information is not reported to the IRS. All non-covered shares will be depleted before the covered shares, starting with the oldest shares first.

When transferring the ownership of covered shares, you must provide account information for the recipient/account receiving shares and the reason the transfer is taking place (i.e., re-registration, inheritance through death, or gift). If a reason is not provided, the transfer will be defaulted as a transfer due to gift. If the recipient’s existing account or new account will use the Average Cost accounting method, they must accept the shares being transferred at fair market value on the date of the gift or settlement if the shares should be transferred at a loss. For transfers due to Inheritance on accounts with Joint Tenants with Rights of Survivorship (“JWROS”), unless you instruct us otherwise by indicating the ownership percentage of each party, the shares will be split equally with the basis for the decedent’s portion determined using the fair market value of the date of death and the other portions maintaining the current cost basis.

The Portfolios are also required to report gains and losses to the IRS in connection with the redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Portfolio that it is a C corporation in its account application or by written instruction, the Portfolio will treat the shareholder as an S corporation and file a Form 1099-B.

FOREIGN SHAREHOLDERS. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for: (a) capital gain dividends reported by the Portfolio to shareholders as such and paid by the Portfolio from its net long-term capital gains, other than long-term capital gains realized on the disposition of U.S. real property interest as discussed below (unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year), (b) short-term capital gain dividends reported by the Portfolio to shareholders as such and paid by the Portfolio from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interest, and (c) interest-related dividends reported by the Portfolio to shareholders as such and paid from its qualified net interest income from U.S. sources.

However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. The Real Estate Securities Portfolio may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Portfolio’s non-U.S. shareholders and may require the non-U.S. shareholder to file a U.S. tax return. Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in USRPI, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.

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HISTORY OF THE TRUST AND OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of twenty-two investment portfolios, each with a different objective and differing investment policies. Each Portfolio, except The Real Estate Securities Portfolio and The Catholic SRI Growth Portfolio, is diversified, as that term is defined in the Investment Company Act. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectus, shares of the Trust will be fully paid and non-assessable.

The Trust is authorized to issue two classes of shares in each of its Portfolios. HC Strategic Shares and HC Advisors Shares have identical rights and preferences. The differences between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts, and the HC Advisors Shares have service fees not applicable to the HC Strategic Shares.

As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. As noted elsewhere in this SAI, however, the Trust has received an exemptive order from the SEC that allows it, under certain circumstances, to enter into investment advisory agreements with Specialist Managers without submitting such agreements to shareholders for approval. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS. The table below shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Trust as of October 3, 2018. Persons who owned of record or beneficially more than 25% of a Portfolio’s outstanding shares may be deemed to control the Portfolio within the meaning of the 1940 Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. Hirtle Callaghan & Co., LLC (of which the Adviser is a division) may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares Hirtle Callaghan & Co., LLC disclaims beneficial ownership.

Portfolio/Shareholder	No. of Shares	Percent of the HC Advisors Shares Total Assets Held by the Shareholder
THE VALUE EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	28,598.566	100.00%
THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	24,619.863	100.00%
THE GROWTH EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	32,794.158	100.00%
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	24,277.544	100.00%

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Portfolio/Shareholder	No. of Shares	Percent of the HC Advisors Shares Total Assets Held by the Shareholder
THE SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	3,405.397	100.00%
THE INSTITUTIONAL SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	3,085.376	100.00%
THE COMMODITY RETURNS STRATEGY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	44,721.145	100.00%
THE ESG GROWTH PORTFOLIO
HIRTLE CALLAGHAN & CO LLC
300 BARR HARBOR DRIVE
FIVE TOWER BRIDGE
WEST CONSHOHOCKEN PA 19428	108.729	100.00%
THE INTERNATIONAL EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	132,013.131	100.00%
THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	77,330.530	100.00%
THE EMERGING MARKETS PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	51,896.092	100.00%
THE CORE FIXED INCOME PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	53,242.353	100.00%
THE FIXED INCOME OPPORTUNITY PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	19,503.194	100.00%
THE INFLATION PROTECTED SECURITIES PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC
NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	107.802	100.00%

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Portfolio/Shareholder	No. of Shares	Percent of the HC Advisors Shares Total Assets Held by the Shareholder
THE INTERMEDIATE TERM MUNICIPAL BOND PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	77,736.678.	100.00%
THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
LEBCITCO
PO BOX 59
LEBANON OH 45036-0059	19,672.332	100.00%
THE CATHOLIC SRI GROWTH PORTFOLIO
HIRTLE CALLAGHAN & CO LLC
300 BARR HARBOR DRIVE
FIVE TOWER BRIDGE
WEST CONSHOHOCKEN PA 19428	113.012	100.00%

POTENTIAL CONFLICTS OF INTEREST. The Trust, the Adviser and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

PROXY VOTING

The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (the “Equity Portfolios” and the “Institutional Equity Portfolios”) by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve the Equity Portfolios and the Institutional Equity Portfolios the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager.

It is qualified by the full policy of each Specialist Manager, each of which is available upon request. Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.

Advisory Research, Inc. (“Advisory Research”)

Advisory Research is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client’s behalf. Proxy voting is one such service for the following clients: 1) those covered under the Employee Retirement Income Securities Act (“ERISA”) and 2) those non-ERISA clients over which ARI exercises such voting authority. To fulfill these duties, Advisory Research must cast votes in a manner consistent with the best interests of its clients. In accordance with Rule 206(4)6 under the Adviser’s Act, Advisory Research has adopted these policies and procedures.

Advisory Research has engaged Institutional Shareholder Services “ISS”, to provide proxy voting services for the U.S. Growth Team’s clients over which Advisory Research exercises proxy voting authority. Advisory Research has adopted standard proxy voting guidelines, which are applied by ISS to all Advisory Research proxy votes. Advisory Research generally votes in accordance with its proxy voting guidelines; however, in rare circumstances Advisory Research may opt to override the guidelines if it is decided to be the best interest of its clients.

Advisory Research believes that the use of standard proxy voting guidelines and the use of an independent third party, such as ISS, mitigate potential conflicts of interest between Advisory Research and its clients. In addition, Advisory Research has adopted a Code of Ethics, advocating strictly ethical behavior and mandating that all Advisory Research business activities be conducted in the best interest of its clients.

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Receipt of Proxy Materials. Proxy materials from issuers, custodians or broker-dealers with respect to any securities held in client accounts are sent generally electronically to Advisory Research in care of ISS. On rare occasions, Advisory Research receives proxy materials from issuers, custodians or broker-dealers through the mail in hard copy form, which are then forwarded to ISS for processing.

Proxy Administration & ISS Oversight. ISS monitors Advisory Research’s client accounts and their ballot activity on an ongoing basis. To assist with this process (and wherever possible), ISS compares holdings quantities provided electronically by Advisory Research with those indicated on each ballot. Discrepancies are generally brought to the attention of the client’s custodian and/or proxy agent (such as Broadridge) as appropriate, but may also be referred to Advisory Research by ISS for additional assistance.

Primarily through its use of the ISS service, Advisory Research uses its best efforts to obtain ballots from its clients custodians and to vote every proxy which it or ISS receives when Advisory Research has been granted the authority to do so. However, there are situations in which Advisory Research or ISS may not be able to process a ballot. For example, if Advisory Research or ISS received a proxy statement in an untimely manner, there may not be sufficient time to process the vote. We believe that the use of a third party service, such as ISS, and our client relationships with multiple custodians reduce the likelihood of this occurring.

Voting Decisions. Votes are generally processed by ISS pursuant to Advisory Research’s accepted proxy voting guidelines. Any recommendations by Advisory Research employees to vote against the guidelines should be brought to the attention of compliance department. Any resulting override shall be documented and then submitted to ISS by compliance personnel. In certain situations, Advisory Research may have a relationship with an issuer that could pose a potential conflict of interest when voting the shares of that issuer on behalf of clients (such as if the issuer is also a Client of Advisory Research). Advisory Research believes that the use of an independent third party, such as ISS, and the use of standard, pre-determined proxy voting guidelines should adequately address possible conflicts of interest in most cases. In unusual cases, such as if an agenda item is not addressed by the standard guidelines or if an Advisory Research employee has recommended a vote against the guidelines, Advisory Research may use other alternative procedures such as engaging a different independent third party to present a recommendation or forwarding the proxies to clients so that they may vote the proxies themselves.

Record of Votes Cast. Advisory Research has access to voting records for each issue and each client via ISS.

Client Requests for Votes. Although Advisory Research has adopted standard proxy voting guidelines, the client may request that Advisory Research vote proxies for their account in a particular manner. Such requests should be provided to Advisory Research in writing and will be addressed on a case by case basis with the client.

Client Requests for Voting Record. Clients may request proxy voting information. Advisory Research will respond to such requests showing how Client shares were voted on particular issues. The compliance department will maintain a copy of all such requests and responses.

A copy of Advisory Research’s complete proxy voting policy and procedures may be obtained by writing Advisory Research, Inc., 180 N. Stetson Ave., Suite 5500, Chicago, IL, 60601.

Agincourt Capital Management, LLC (“Agincourt”)

Agincourt Capital Management is focused on managing fixed income assets and rarely has the occasion to vote proxies. It is Agincourt’s policy to vote solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them if a proxy vote is required, and the voting rights have not been reserved by the plan fiduciary.

If a proxy that is to be voted by Agincourt is received, it is logged and the materials are then distributed to Agincourt’s Management Team for the specific vote. Upon receipt of their decisions, Agincourt’s Chief Compliance Officer will log the rationales, and vote the proxy as per the decisions, in accordance with the Firm’s Policy and Procedures.

Ariel Investments, LLC (“Ariel”)

In accordance with applicable regulations and law, Ariel Investments, LLC (“Ariel”), a federally registered investment adviser, is providing this summary of its Proxy Voting Policies and Procedures (the “Proxy Policies”) concerning proxies voted by Ariel on behalf of each client who delegates proxy voting authority to Ariel and delivers the proxies to us. A client may retain proxy voting powers, give particular proxy voting instructions to us, or have a third party fiduciary vote proxies. Our Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and our internal policies and procedures.

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Ariel’s Domestic Strategies

As part of our domestic strategies’ investment process, Ariel places extraordinary emphasis on a company’s management, its Board and its activities. Ariel looks for companies with high quality managements, as represented by their industry experience, and their reputations within the community. Furthermore, Ariel strives to invest with management teams who show integrity, candor, and foster open and honest communication with their shareholders. Accordingly, Ariel believes that the recommendation of a company’s management on any issue should be given considerable weight in determining how a proxy voting resolution is resolved. As a result, it is generally Ariel’s policy to vote in accordance with management.

Ariel has established general guidelines for voting clients’ proxies. While these generally guide Ariel’s decision-making, all issues are analyzed by the Ariel Analyst who follows the company as well as Ariel’s Director of Research Operations. As a result, there may be cases in which particular circumstances lead Ariel to vote an individual proxy differently than otherwise stated within Ariel’s general proxy voting guidelines. In such cases, Ariel will document its reasoning.

If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, it is Ariel’s policy to generally vote in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”). If, in a conflict situation, Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s Domestic Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and is not the product of a conflict.

Ariel’s International and Global Strategies

With respect to our International and Global strategies (which include U.S. securities), it is generally our policy to vote in accordance with ISS’s voting recommendations. If Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s International/Global Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and not the result of a conflict in those instances where a conflict has been identified.

Voting Limitations

Ariel generally will not vote its clients’ proxies in the following circumstances:

•

For those securities not specifically acquired for a client’s account by Ariel (e.g., if a new Ariel client transferred securities to Ariel and Ariel has not yet sold the securities through the account transition process).

•	In those instances where Ariel receives a meeting notice without enough time to fully process the proxy.

•	For those Ariel clients who engage in securities lending programs through their custodians, and the security is on loan at the record date.

•	In those international markets where share blocking applies due to liquidity constraints.

•	In those international markets requiring the re-registration of the clients’ shares in the underlying clients’ names unless the sub-custodian is able to timely re-register the shares.

•

In those international markets requiring the client’s execution of a power of attorney to permit the sub-custodian to vote the proxy unless the client has provided the requisite power of attorney to the local sub-custodian.

For those proxy votes in which Ariel’s clients held shares on the record date, but no longer held shares on the voting recommendation date, it is generally Ariel’s policy to vote in accordance with ISS’s recommendation.

Ariel may be required to vote shares in securities of regulated companies (such as banks) in conformance with conditions specified by the industry’s regulator. Additionally, the issuer of a security may impose limitations upon Ariel’s ability to vote proxies for its clients. In certain circumstances, this may mean that Ariel will refrain from voting shares.

For each proxy, Ariel maintains records as required by applicable law. Proxy voting information will be provided to clients in accordance with their agreement with us or upon request. A client may request a copy of Ariel’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for their account, by calling Ariel at 1-800-725-0140, or writing to Ariel Investments, LLC at 200 East Randolph Street, Suite 2900, Chicago, IL 60601.

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Artisan Partners Limited Partnership (“Artisan Partners”)

Artisan Partners votes proxies in the manner that, in the judgment of Artisan Partners, is in the economic best interests of the Portfolios. The investment philosophy of Artisan Partners is predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because Artisan Partners generally makes investments in companies in which Artisan Partners has confidence in the management, the firm generally votes proxies in accordance with management’s recommendation, but may vote against management if, in the judgment of Artisan Partners, the proposal would not enhance shareholder value. In some non-U.S. markets, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates. Generally, Artisan Partners does not vote proxies in those jurisdictions in which doing so might impair Artisan Partners’ ability to implement investment decisions. In order to ensure that material conflicts of interest have not influenced Artisan Partners’ voting process, Artisan Partners has implemented a process to identify such conflicts, document voting decisions where such conflicts are deemed to exist and to review such votes.

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)

As a registered Investment Advisor, BNY Mellon Asset Management North America “The Firm” is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of our clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, the Firm takes into account long term economic value as we evaluate issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance.

For clients that have delegated proxy authority, BNY Mellon Asset Management North America will make every reasonable effort to ensure that proxies are received and are voted in accordance with this policy and related procedures. To assist us in that process, the Firm retains Institutional Shareholder Services (“ISS”) to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In addition, the Firm also retains Glass Lewis for research services only.

The Firm seeks to avoid potential material conflicts of interest through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Voting and Governance Committee (“Committee”). As such, the Firm has adopted and implemented BNY Mellon’s Proxy Voting Policy and proxy voting guidelines. The guidelines are applied to all client accounts for which The Firm has been delegated the authority to vote in a consistent manner and without consideration of any client relationship factors.

Under this policy, the Committee permits member firms (such as BNY Mellon Asset Management North America) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s).

The Firm will furnish a copy of its Proxy Voting Policy upon request to each advisory client that has delegated voting authority.

Breckinridge Capital Advisors, Inc. (“Breckinridge ”)

Proxy ballots are not typically issued for bonds. Therefore, Breckinridge anticipates minimal to no proxy voting activity in client accounts. Nonetheless, Breckinridge has adopted written proxy voting policy and procedures that dictate the manner in which the firm processes and votes proxy ballots received on behalf of client accounts. For those clients who have delegated proxy voting authority to Breckinridge, the firm seeks to vote proxies in the client’s best interest. Breckinridge has clients who will hold securities or transfer securities into their accounts, but such securities may not be managed or covered by Breckinridge. Breckinridge will not vote proxy ballots for such securities.

Breckinridge is an investment management firm with no affiliates or subsidiaries, or other lines of business outside of investment management. As such, Breckinridge does not expect there to be many material conflicts of interests with regards to our proxy voting activities. Nevertheless, if we determine that Breckinridge is facing a conflict of interest in voting a proxy, Breckinridge will review the conflict to determine materiality and if appropriate, engage a competent third party, at our expense, who will determine the vote that they believe will be in the best interest of the stakeholders. As an added protection, the third party’s decision is binding.

Breckinridge will furnish a copy of its proxy voting policy to each client upon requests. Clients also can request a copy of their proxy voting records by contacting Breckinridge’s Compliance Department.

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Cadence Capital Management LLC (“Cadence”)

Cadence typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, Cadence’s primary objective is to make voting decisions solely in the best economic interests of its clients. Cadence will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Cadence has retained an independent third-party service provider, Institutional Shareholder Services (ISS), to assist in providing research, analysis and voting recommendations on corporate governance issues as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in Cadence’s handling of proxy voting responsibilities.

Cadence has adopted ISS’ written Proxy Voting Summary Guidelines (the “Proxy Guidelines”). The Proxy Guidelines are reasonably designed to ensure that Cadence is voting in the best interest of its clients. The Proxy Guidelines reflect Cadence’s general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client’s request, Cadence may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, Cadence may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. Cadence will not neglect its proxy voting responsibilities, but it may review various criteria associated with voting proxies and evaluate the expected benefit to our clients when making an overall determination on how or whether to vote a proxy. In addition, Cadence may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: (1) securities that have been lent by the custodian; (2) proxy statements and ballots that are written in a foreign language; (3) untimely notice of a shareholder meeting; (4) requirements to vote proxies in person; (5) restrictions on foreign investors’ ability to exercise votes; (6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, Cadence believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required Cadence generally abstains from voting.

Cadence may have conflicts of interest that can affect how it votes its clients’ proxies. For example, Cadence or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which Cadence votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, Cadence’s Chief Compliance Officer is responsible for addressing how Cadence resolves such material conflicts of interest with its clients. To obtain a copy of the Policy Guidelines or to obtain information on how your account’s securities were voted, please contact your account representative.

Causeway Capital Management LLC (“Causeway”)

Causeway votes the proxies of companies owned by clients who have granted Causeway voting authority. Causeway votes proxies solely in what Causeway believes is the best interests of clients in accordance with its Proxy Voting Policies and Procedures. Causeway’s policies and procedures are designed to cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution.

Causeway recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s proposals or positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless deemed excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally votes against anti-takeover mechanisms and generally opposes cumulative voting and attempts to classify boards of directors. Causeway votes other matters—including equity -based compensation plans—on a case-by-case basis.

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Causeway’s interests may conflict with clients on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway’s chief operating officer in consultation with the general counsel and chief compliance officer shall determine if a vote involves a material conflict of interest. If so, Causeway will either (i) obtain instructions or consent from the client on voting; (ii) or will vote in accordance with a “for” or “against” or “with management” guideline if one applies; or (iii) if no such guideline applies, Causeway will follow the recommendation of an independent third party such as Institutional Shareholder Services (“ISS”). If Causeway seeks to follow the recommendation of a third party, the chief operating officer will assess the third party’s capacity and competency to analyze the issue, as well as the third party’s ability to identify and address conflicts of interest it may have with respect to the recommendation.

To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships. The chief operating officer will review proxy votes involving issuers where a significant relationship has been identified by the proxy research provider.

Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway’s ability to vote. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

City of London Investment Management Company Limited (“CLIM”)

CLIM has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). CLIM’s authority to vote the proxies of its clients, including clients subject to ERISA, is established by advisory contracts or comparable documents.

As a significant long-term investor in closed-end funds, CLIM seeks to promote growth in the industry by encouraging closed-end funds to make their products more attractive to investors. Good corporate governance is a vital element of CLIM’s process. CLIM’s approach to corporate governance is a collective process involving the investment management teams located in each of the firm’s five offices. CLIM reviews each proxy and generally votes consistent with the firm’s written Statement on Corporate Governance and Voting Policy for Closed-End Funds. All proxy votes are ultimately cast on a case-by-case basis.

CLIM values the right to vote but may abstain as a result of a conscious decision. However, CLIM cannot vote in instances where proxy materials are not received on a timely basis from a client-appointed custodian or due to administrative matters beyond CLIM’s control.

CLIM reviews each proxy to assess the extent, if any, to which there may be a material conflict between the interests of clients on the one hand and CLIM’s interests (including those of our directors, employees and other similar persons) on the other hand (a “potential conflict”). CLIM performs this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy does not indicate that a potential conflict exists with respect to any other proposal in such proxy. If CLIM determines that a potential conflict may exist, it will promptly report the matter to the Compliance Department. The Compliance Department will determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of clients (excluding any client that may have a potential conflict).

Unless otherwise established with a client in writing, CLIM is responsible for voting all proxies related to securities that it manages for clients. A client may from time to time direct CLIM in writing to vote proxies in a manner that is different from the guidelines set forth in CLIM’s Proxy Voting Policies and Procedures. CLIM will follow such written direction for proxy votes only after receipt of such written direction.

Clients may obtain a copy of CLIM’s proxy voting policy and/or proxy voting record upon request from their usual contact at the Firm or upon request at info@citlon.co.uk or client.servicing@citlon.com.

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Fort Washington Investment Advisors, LLC (“Fort Washington”)

Fort Washington’s policy is to vote proxies in the best interests of the Portfolio at all times. Fort Washington has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of the Portfolio in accordance with its fiduciary duties and SEC rules governing investment advisers. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

•	maintain or strengthen the shared interests of stockholders and management;

•	increase shareholder value; and

•	maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where Fort Washington perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, it will generally vote against it. Fort Washington generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless we believe such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, Fort Washington’s voting position will generally favor not interfering with the directors’ proper function in the interest of all shareholders.

Fort Washington may delegate its responsibilities under its proxy voting procedures to a third party, provided that Fort Washington retains final authority and fiduciary responsibility for proxy voting. Fort Washington has retained Institutional Shareholder Services (“ISS”) to assist it in the proxy voting process and will use ISS’ proxy voting guidelines as a resource in its proxy voting.

Fort Washington will review proxies to assess the extent, if any, to which there may be a material conflict between it and the interests of the Portfolio. If Fort Washington determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee. The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of the Portfolio (excluding a potential conflict). The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

•

If the proposal is specifically addressed in the proxy voting procedures, Fort Washington may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on Fort Washington’s part;

•	Fort Washington may engage an independent third party to determine how the proxy should be voted;

•

Fort Washington may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

Frontier Capital Management Company, LLC (“Frontier”)

Frontier seeks to vote proxies to maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interest of the affected client(s).

Frontier has contracted with Glass Lewis & Co. (“Glass Lewis”) to provide assistance in voting proxies for its clients. Glass Lewis provides Frontier with vote recommendations according to pre-determined proxy voting guidelines and acts as agent for the proxy voting process.

Under normal circumstances, Frontier is not expected to exercise its voting discretion or to override Glass Lewis’s vote recommendations. This removes any conflicts of interest Frontier may have that may affect how it votes on an issuer’s proxy, such as when Frontier votes a proxy solicited by an issuer who is a client of Frontier’s or with whom Frontier has another business or personal relationship.

In instances in which Frontier wishes to override Glass Lewis’s vote recommendations, Frontier’s Proxy Voting Committee, or an employee delegated by the Committee, will determine whether a material conflict of interest exists. If such a conflict does exist, then the Proxy Voting Committee may elect to vote the proxy in accordance with Glass Lewis’s recommendations or it will not take into consideration the conflicting relationship and will vote in the clients’ best interest. If the Committee determines that a material conflict does not exist, then Frontier will vote the proxy in its discretion.

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Jennison Associates LLC (“Jennison”)

Jennison Associates LLC Proxy Voting Policy Summary

Conflicts of interest may also arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts.

Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.

In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.

In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.

For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.

It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.

These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.

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Lazard Asset Management LLC (“Lazard”)

Information Regarding Lazard’s Proxy Voting Policies

A. Introduction

Lazard Asset Management LLC (Lazard) is a global investment firm that provides investment management services for a variety of clients. As a registered investment advisor, Lazard has a fiduciary obligation to vote proxies in the best interests of its clients. Lazard’s Proxy Voting Policy (the “Policy”) has been developed with the goal of maximizing the long term shareholder value of its clients’ portfolios. Lazard does not delegate voting authority to any proxy advisory service, but rather retains complete authority for voting all proxies delegated to it. Lazard’s policy is generally to vote all meetings and all proposals; and generally to vote all proxies for a given proposal the same way for all clients—Lazard does not “split vote” an agenda. Lazard also has defined policies and procedures to address and mitigate any actual or perceived conflicts of interest relating to Lazard’s proxy voting.

B. Proxy Voting Procedures

Lazard’s proxy-voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and the Proxy Committee . The Proxy Committee meets at least annually to review Lazard’s Proxy Voting Policy and to evaluate potential enhancements. Meetings may be convened more frequently (for example, to discuss a specific proxy voting proposal) as requested by the manager of ProxyOps or at the request of any member of the Proxy Committee. A representative of Lazard’s Legal/Compliance Department is present at all Proxy Committee meetings.

Lazard currently subscribes to advisory and other proxy voting services provided by Institutional Shareholder Services (ISS) and by Glass, Lewis & Co. (Glass Lewis). These proxy advisory services provide independent analysis and recommendations regarding various companies’ proxy proposals. The Glass Lewis and ISS research and voting recommendations are made available to the Lazard investment professionals responsible for Lazard voting a company’s proxy. While this research serves to help improve Lazard’s understanding of the issues surrounding a company’s proxy proposals, Lazard’s investment professionals are responsible to provide the vote recommendation for a given proposal. Voting for each agenda of each meeting is instructed specifically by Lazard in accordance with Lazard’s voting policy; Lazard does not employ outside service(s) to vote on its behalf.

ISS additionally serves as Lazard’s proxy voting facilitator, and is responsible for processing of ballots received, dissemination of Lazard’s vote instructions, and additionally provides Lazard’s recordkeeping and reporting.

ProxyOps distributes a company’s requests for vote instructions to the appropriate investment professionals, which typically includes the research analyst and/or portfolio manager/analyst responsible for research coverage of the company. Lazard believes these investment professionals have the greatest insight as to how to vote proxies in the best interests of Lazard’s clients.

Lazard votes on behalf of its clients according to “Approved Guidelines” issued by the Proxy Committee. The Approved Guidelines determine whether a specific agenda item should be voted ‘For’, ‘Against,’ or is to be considered on a case-by-case basis. ProxyOps confirms that all vote instructions are in consistent with Lazard’s approved voting guidelines. These guidelines are reviewed by the ProxyOps Manager and the Proxy Committee on an annual basis.

The investment professional provides the vote recommendation in accordance with the Approved Guidelines. Any exceptions to this, which are rare, require approval from the Proxy Committee. In this case, the investment professional must provide detailed rationale for their recommendation, and the Proxy Committee will then determine whether or not that vote recommendation is to be accepted and applied to the specific meeting’s agenda.

Case-by-case agendas are evaluated by Lazard investment professionals based on the specific facts relevant to an individual company. The Lazard investment professional formulates their vote recommendation based on their research of the company and their evaluation of the specific proposal. The analyst will assess the relevant factors in conjunction with the analysis of the company’s management and business performance. The investment professional may engage with the company’s executives or board members to improve Lazard’s understanding of a proxy proposal and/or to provide our advice on how a company can enhance their corporate governance practices.

ProxyOps confirms that all vote instructions are in accordance with Lazard’s Proxy Voting Policy and guidelines, and will then enter the vote instructions for inclusion in the meeting’s tabulation.

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C. Conflicts of Interest

ProxyOps monitors all proxy votes for potential conflicts of interest that could be viewed as influencing the outcome of Lazard’s voting decision, such as:

•	Lazard manages the company’s pension plan

•	The shareholder proponent of a proposal is a Lazard client

•	A Lazard employee sits on a company’s board of directors

•	Lazard serves as financial advisor or provides other investment banking services to the company

•	A Lazard employee has a material relationship with the company

“Conflict Meetings” are voted in accordance with the Lazard Approved Guidelines. Case-by-case proposals are voted based on the vote recommendations of one or both of Lazard’s proxy research providers, ISS and Glass Lewis.

D. Voting Exceptions

It is Lazard’s intention to vote all proposals at every meeting. However, there are instances when Lazard’s voting is not practical or is not, in Lazard’s view, in the best interests of its clients; shares held on loan and shares subject to liquidation impediment are two such circumstances where the benefit of voting can be significantly compromised.

Pacific Investment Management Company LLC (“PIMCO”)

DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

Policy Statement: The proxy voting policy is intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law; the policy applies to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority. The Policy is designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.

Overview: PIMCO has adopted a written proxy1 voting policy (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to take appropriate action on client proxies that come to its attention. Each proxy is voted on a case-by-case basis, taking into account relevant facts and circumstances. When considering client proxies, PIMCO may determine not to vote a proxy in limited circumstances.

Equity Securities.2 PIMCO has retained an Industry Service Provider (“ISP”) to provide research and voting recommendations for proxies relating to equity securities in accordance with the ISP’s guidelines. By following the guidelines of an independent third party, PIMCO seeks to mitigate potential conflicts of interest PIMCO may have with respect to proxies covered by the ISP. PIMCO will follow the recommendations of the ISP unless: (i) the ISP does not provide a voting recommendation; or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described above, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists.

Fixed Income Securities. Fixed income securities can be processed as proxy ballots or corporate action-consents3 at the discretion of the issuer/ custodian. When processed as proxy ballots, the ISP generally does not provide a voting recommendation and their role is limited to election processing and recordkeeping. When processed as corporate action-consents, the Legal and Compliance department will review all election forms to determine whether a conflict of interest, or the appearance of one, exists with respect to the PM’s consent election. PIMCO’s Credit Research and Portfolio Management Groups are responsible for issuing recommendations on how to vote proxy ballots and corporation action-consents with respect to fixed income securities.

[1]

Proxies generally describe corporate action-consent rights (relative to fixed income securities) and proxy voting ballots (relative to fixed income or equity securities) as determined by the issuer or custodian.

[2]

The term “equity securities” means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.

[3]

Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.

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Resolution of potential conflicts of interest. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a working group to assess and resolve the conflict (the “Proxy Working Group”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Working Group and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.

Sub-Adviser Engagement: As an investment manager, PIMCO may exercise its discretion to engage a Sub-Adviser to provide portfolio management services to certain Funds. Consistent with its management responsibilities, the Sub-Adviser will assume the authority for voting proxies on behalf of PIMCO for these Funds. Sub-Advisers may utilize third parties to perform certain services related to their portfolio management responsibilities. As a fiduciary, PIMCO will maintain oversight of the investment management responsibilities performed by the Sub-Adviser and contracted third parties.

Parametric Portfolio Associates LLC (“Parametric”)

Policy Statement

Parametric Seattle manages investment strategies that invest primarily in equity securities. As such, Parametric is delegated the responsibility to vote proxies on behalf of most clients. Parametric Minneapolis and Parametric Westport, which manage overlay and options-based strategies, generally do not vote proxies on behalf of their clients but may have discretion to do so from time to time.

Parametric has adopted and implemented proxy voting policies and procedures (Proxy Voting Policies and Procedures) that govern proxy voting on behalf of clients for whom Parametric has voting responsibility. These policies and procedures are intended to ensure Parametric votes proxies in the best interest of its clients, that Parametric complies with Rule 206(4)-6, and fulfills its fiduciary obligations to its clients. Additionally, the Proxy Voting Policies and Procedures are intended to reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

It is Parametric’s policy to vote proxies in a prudent and diligent manner after careful review of each company’s proxy statement. Parametric votes on an individual basis and bases its voting decision on its reasonable judgment of what will serve the best financial interests of its clients, the beneficial owners of the security. If deemed necessary, Parametric may consider research and guidance issued by a third party proxy service provider when making a vote determination. In determining its vote, Parametric will not and does not subordinate the economic interests of its clients to any other entity or interested party. To ensure that Parametric votes proxies consistently with this policy, Parametric has established predetermined proxy voting guidelines (the Guidelines), which are contained within the Proxy Voting Policies and Procedures. The Guidelines are set and annually reviewed by the firm’s Corporate Governance Committee.

The responsibility for voting proxies on behalf of a client account is typically assigned to Parametric in the investment management agreement or other documentation. Once Parametric has agreed to vote proxies on behalf of a client account, it will instruct the client’s custodian to forward all proxy materials to Broadridge Financial Solutions (Broadridge) or Institutional Shareholder Services (ISS), proxy voting service providers engaged by Parametric to administer proxy voting. Parametric currently utilizes Broadridge’s ProxyEdge and ISS’s ProxyExchange tools to manage, track and vote proxies in an accurate and more timely manner.

For those clients for whom we have undertaken to vote proxies, we will retain final authority and responsibility for such voting. In addition to voting proxies, Parametric will:

☐	Provide clients with the Proxy Voting Policies and Procedures, which may be updated and supplemented from time to time;

☐	Apply the policy consistently and keep records of votes for each client in order to verify the consistency of such voting;

☐

Keep records of such proxy voting available for inspection by the client or governmental agencies to determine whether such votes were consistent with policy and demonstrate that that Parametric voted all proxies; and

☐	Monitor such voting for any potential conflicts of interest and maintain systems to deal with these issues appropriately.

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Parametric’s proxy voting is administered on a daily basis by Operations personnel (each a Coordinator), who are responsible for ensuring that proxies are received and voted in accordance with the Guidelines. The Director of Responsible Investing will actively review research and guidance issued by third party proxy voting analysts regarding upcoming shareholder meetings. The Director may provide guidance to the Coordinator regarding the Guidelines and how they apply to a specific ballot. In the event that a proxy ballot item is received which is not addressed by the Guidelines, the Coordinator will forward the proxy to the Manager, Investment Operations for confirmation. If confirmed, the ballot will be forwarded to the Proxy Voting Committee for their determination as to how to vote the proxy in the client’s best interest. The Coordinator may recommend a client refrain from voting a ballot if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant (e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client no longer in existence); or the cost of voting a proxy outweighs the benefits ( e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security). In such instances, the Coordinator may instruct the Agent not to vote such proxy.

Proxy Voting Committee

Parametric has established a proxy voting committee (the Committee), which meets on a quarterly basis to oversee and monitor the firm’s proxy voting practices. The Committee is comprised of senior managers representing Operations, Compliance, Investment Strategy, and Portfolio Management. The Committee is responsible for making vote determinations for ballots items that are not addressed by the Guidelines. When doing so, the Committee may consider research and guidance issued by third party proxy service providers. The Committee will also consider requests from clients, portfolio managers, or others to vote a proxy contrary to the Guidelines. On an annual basis, the Committee will review the Guidelines to ensure they are current, appropriate and designed to serve the best interests of clients and fund shareholders and recommend changes to the Corporate Governance Committee.

The Committee may deem it to be in a client’s best interest to engage a third party to research and/or vote a client’s proxies. In all such cases, the Committee will exercise due diligence to ensure that the third-party firm can make recommendations and/or vote proxies in an impartial manner and in the best interest of the client. This evaluation will consider the proxy voting firm’s business and conflict of interest procedures, and confirm such procedures appropriately address the firm’s conflicts. On an annual basis, the Committee will evaluate the performance of any third-party proxy-voting firm and consider if business changes have impacted their ability to vote proxies objectively.

Certain institutional clients of Parametric have directed the firm to engage ISS, an independent, unaffiliated third party service provider, to vote shareholder proxies in accordance with the clients’ customized proxy voting guidelines. ISS is responsible for coordinating with these clients’ custodians to ensure that all proxy materials are received and processed in a timely manner. ISS is also responsible for maintaining copies of all proxy statements received and to promptly provide them to Parametric upon request.

Conflicts of Interest

Parametric will identify and actively monitor potential material conflicts of interest which may compromise its ability to vote a proxy ballot in the best interest of clients. Since the Guidelines are predetermined and designed to serve the best interest of clients, application of the Guidelines should, in most cases, adequately address any possible conflict of interest. Regardless, Parametric will monitor relationships that may result in a conflict of interest by and among its clients, Parametric or any affiliates by maintaining a list of actual or potentially conflicted companies. If Parametric is to vote a proxy ballot item not addressed by the Guidelines for a company on the list, the Manager, Investment Operations will report the potential conflict to the Committee to determine if a material conflict of interest exists. If it is determined that a material conflict of interest exists, Parametric will report the proxy issue and seek instruction on how to vote the proxy from the client, if an individual or a corporation; or the board of directors or committee thereof, if a mutual fund; or the adviser in arrangements where Parametric serves as the sub-adviser. The Committee will document its rationale when making determinations regarding potential conflicts of interest.

Recordkeeping

Proxy voting records are maintained for six years. Records can be retrieved and accessed online by Parametric via a third-party vendor. In addition to maintaining voting records, Parametric maintains the following:

☐	Proxy Voting Policy and Procedures

☐	All written client requests as they relate to proxy voting

☐	Any material research or other documentation related to proxy voting

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To Obtain Proxy Voting Information

Clients have the right to access any proxy voting activity taken on their behalf. Upon written request, this information will be provided free of charge.

☐	Phone number (you may place a collect call if you wish): 206-694-5542

☐	E-mail address: proxyinfo@paraport.com

In order to maintain confidentiality, Parametric will not provide voting records to any third party unless authorized by the client in writing.

Pzena Investment Management LLC (“Pzena”)

Pzena subscribes to Institutional Shareholder Services (“ISS”) proxy monitoring and voting agent service. However, Pzena retains ultimate responsibility for instructing ISS how to vote proxies on behalf of a Portfolio, and applies its own proxy voting guidelines, which are summarized below. If Pzena does not issue instructions for a particular vote, ISS will vote in accordance with Pzena’s guidelines or with management if Pzena’s guidelines do not address the proxy item. If it appears that a material conflict of interest has arisen, Pzena’s Chief Compliance Office will convene a meeting of its proxy voting committee to determine whether a conflict of interest exists and how that conflict should be resolved.

Pzena’s general positions on various proposals are as follows:

Director Matters – Pzena evaluates director nominees individually and as a group based on its own assessments and ISS’ recommendations. Pzena generally withholds votes from any insiders on audit, compensation or nominating committees, and from any insiders and affiliated outsiders with respect to boards that do not have majority independent directors.

Shareholder Rights – Pzena generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights. Pzena supports anti-takeover measures that are in the best interests of shareholders, but opposes poison pills and other anti-takeover measures that entrench management or thwart the maximization of investment returns.

Compensation and Benefits Plans – Pzena generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals. Pzena votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g. resignation).

Auditors – Pzena generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved Board and committee representation.

RBC Global Asset Management (UK) Limited (“RBC GAM”)

RBC GAM has adopted the Royal Bank of Canada Global Asset Management group (the “RBC GAM group”) Proxy Voting Policy and Guidelines and the related procedures which apply to all funds and client accounts over which the RBC GAM group entities have been delegated the authority to vote proxies.

The Proxy Voting Guidelines are comprehensive and set out detailed guidelines on areas that include (i) structure and independence of the board of directors; (ii) management and director compensation; (ii) takeover protection; (iii) shareholder rights and (iv) environmental and social shareholder proposals. The Proxy Voting guidelines are reviewed and updated on an annual basis as corporate governance best practice evolves.

A Proxy Voting Committee has been formed and is responsible for: (i) instances where it is in the best interests of a client to deviate from the Proxy Voting Guidelines based on the unique circumstances of a certain ballot item; (ii) where the proxy voting may give rise to an actual or perceived conflict of interest; or (iii) unusual circumstances regarding corporate action items. Proxy voting decisions are made by the Proxy Voting Committee based on a review of the voting matter with the portfolio managers and if the Chief Investment Officer deems necessary with the Chief Executive Officer and/or the Board of Directors of the relevant RBC GAM Group entity. If any member of the Proxy Voting Committee is aware of a conflict of interest related to himself or herself and the exercise of the proxy voting rights, that member will excuse themselves from any discussions or decision making process concerning that proxy voting matter.

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Institutional Shareholder Services (“ISS”) provides proxy voting administration services. ISS makes a recommendation as to how each ballot item should be voted in accordance with the Proxy Voting Guidelines. Each recommendation is reviewed by an internal proxy analyst prior to the vote being submitted.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)

Vaughan Nelson utilizes the services of a Proxy Service Provider to assist in voting proxies. Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of Vaughan Nelson’s in instances where a material conflict exists. Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of the firm’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm, internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in the client’s best interest.

In executing its duty to vote proxies for the client, a material conflict of interest may arise. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, between it and the client given the nature of its business, client base, relationships and the types of securities managed. Notwithstanding, if a conflict of interest arises Vaughan Nelson will undertake to vote the proxy or proxy issue in the client’s continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by the independent third-party research firm. Vaughan Nelson, as an indirect subsidiary of a Bank Holding Company, is restricted from voting the shares it has invested in banking entities on the fund’s behalf in instances where the aggregate ownership of all the Bank Holding Company’s investment management subsidiaries exceed 5% of the outstanding share class of a bank. Where the aggregate ownership described exceeds the 5% threshold, the firm will instruct ISS, an independent third party, to vote the proxies in line with ISS’s recommendation.

Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) mutual funds – whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) international securities – whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) new accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, 4) small combined holdings/unsupervised securities – where the firm does not have a significant holding or basis on which to offer advice, 5) a security is out on loan, or 6) securities held on record date but not held on meeting date.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion. Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.

STATEMENT OF POLICY

Wellington Management:

1) Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2) Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.

3) Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

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RESPONSIBILITY AND OVERSIGHT

The Investment Research Group (“Investment Research”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. Investment Research also acts as a resource for portfolio managers and research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of Investment Research. The Investment Stewardship Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.

PROCEDURES

Use of Third-Party Voting Agent

Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

Receipt of Proxy

If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation

Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, Investment Research conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting

Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•

Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by Investment Research and voted in accordance with the Guidelines.

•

Issues identified as “case-by-case” in the Guidelines are further reviewed by Investment Research . In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•

Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Investment Stewardship Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Investment Stewardship Committee encourages all personnel to contact Investment Research about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria.

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Apparent conflicts are reviewed by designated members of the Investment Stewardship Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Investment Stewardship Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Investment Stewardship Committee should convene.

OTHER CONSIDERATIONS

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending

In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

ADDITIONAL INFORMATION Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Western Asset Management Company (“WAMCO”)

As WAMCO is a fixed-income only manager, the occasion to vote proxies is very rare. In the unlikely event a proxy vote is required, and the voting rights have not been reserved by the plan fiduciary, it is WAMCO’s policy to vote solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them.

All WAMCO-voted proxies are logged when received, and the materials are then distributed to an appropriate portfolio manager or analyst who makes recommendations for the specific vote. Upon receipt of these recommendations, a member of WAMCO’s compliance team will log the rationales, and vote the proxy as per the recommendations, in accordance with the Firm’s Proxy Policy and Procedures.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”) serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2018 have been audited by PwC whose address is 41 South High Street, Suite 2500, Columbus, OH, 43215. Such financial statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

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RATINGS APPENDIX

RATINGS FOR CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.	Standard & Poor’s Ratings Services

Aaa	AAA

Judged to be of the best quality; smallest degree of investment risk.	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

Aa	AA

Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as “high grade bonds.”	Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A	A

Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.	Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade more susceptible to the adverse effects of changes in circumstances and economic conditions.

Baa	BBB

Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well.	Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba	BB

Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.	Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B	B

Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.	Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Caa	CCC

Of poor standing, such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds rated CCC have a current vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

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Ca	CC

Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds rated CC have a current high vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C	C

The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.	The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI

Reserved for income bonds on which no interest is being paid.

D

In payment default. The D rating category is used when interest payments or principal payments are not made on the date due

even if the applicable grace period has not expired, unless

S&P’s believes that such payments will be made during such

grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

RATINGS FOR MUNICIPAL SECURITIES

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for short term municipal notes:

SP-1 — Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

SP-2 — Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for short term notes:

MIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-1 — Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.

RATINGS FOR COMMERCIAL PAPER

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for commercial paper:

Commercial Paper rated A-1 by Standard & Poor’s Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for commercial paper:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

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The following summarizes the ratings used by Fitch for commercial paper:

When assigning ratings, Fitch considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue’s relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer’s financial strength and credit quality. In the case of a structured financing, the quality of its underlying assets and the integrity of its legal structure are considered. In the case of banks, for which sector there is a history of rescue by sovereign “lenders of last resort” or by major shareholders, the potential strength of any such support is also taken into account in the ratings.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA — Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B — Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC — Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC — Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C — Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

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The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B -Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C- High short-term default risk. Default is a real possibility.

R-D Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D- Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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STATEMENT OF ADDITIONAL INFORMATION

HC Strategic Shares

November 1, 2018

As Supplemented December 12, 2018

HC CAPITAL TRUST

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, 5th FLOOR

WEST CONSHOHOCKEN, PA 19428-2970

This Statement of Additional Information is designed to supplement information contained in the Prospectuses relating to HC Capital Trust (“Trust”). The Trust is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of two discretionary investment advisory agreements. It generally oversees the services provided to the Trust. HC Capital Solutions is a separate operating division of Hirtle Callaghan & Co., LLC (the “Adviser”). This document although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectuses and should be read in conjunction with the Trust’s Prospectuses dated November 1, 2018. A copy of those Prospectuses is available by contacting the Trust at (800) 242-9596.

Ticker Symbol
The Value Equity Portfolio	HCVEX
The Institutional Value Equity Portfolio	HCIVX
The Growth Equity Portfolio	HCEGX
The Institutional Growth Equity Portfolio	HCIGX
The Small Capitalization—Mid Capitalization Equity Portfolio	HCCEX
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	HCSCX
The Real Estate Securities Portfolio	HCREX
The Commodity Returns Strategy Portfolio	HCCSX
The ESG Growth Portfolio	HCESX
The Catholic SRI Growth Portfolio	HCSRX
The International Equity Portfolio	HCIEX
The Institutional International Equity Portfolio	HCINX
The Emerging Markets Portfolio	HCEMX
The Core Fixed Income Portfolio	HCIIX
The Fixed Income Opportunity Portfolio	HCHYX
The U.S. Government Fixed Income Securities Portfolio	HCUSX
The Inflation Protected Securities Portfolio	HCPBX
The U.S. Corporate Fixed Income Securities Portfolio	HCXSX
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCASX
The Short-Term Municipal Bond Portfolio	HCSBX
The Intermediate Term Municipal Bond Portfolio	HCIMX
The Intermediate Term Municipal Bond II Portfolio	HCBSX

This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C. The Trust’s Annual Report to Shareholders dated June 30, 2018 accompanies this Statement of Additional Information and is incorporated herein by reference.

The date of this Statement of Additional Information is November 1, 2018.

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	3	Additional Information

Further Information About the Trust’s Investment Policies	25	More Information about Fund Investments and Risks

Investment Restrictions	58	More Information about Fund Investments and Risks

Additional Purchase and Redemption Information	60	Additional Information

Portfolio Transactions and Valuation	61	Additional Information

Additional Information about the Portfolio Managers	64	Specialist Manager Guide

Dividends, Distributions and Taxes	100	Additional Information

History of the Trust and Other Information	106	Additional Information

Proxy Voting	114	N/A

Independent Registered Public Accounting Firm and Financial Statements	129	Financial Highlights

Ratings Appendix	130	N/A

MANAGEMENT OF THE TRUST

GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of five members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board member is referred to as an “Interested Trustee.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”

OFFICERS. The table below sets forth certain information about the Trust’s executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN
Geoffrey A. Trzepacz Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1975	President	Indefinite; President since 12/11/18	Mr. Trzepacz is currently the Chief Operating Officer (COO) of the Adviser since January 2018. Prior to January 2018, he servedas COO for the Americas for Aberdeen Asset Management.	22

Colette Bergman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1970	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bergman is currently a Director of the Adviser. She has been with the Adviser for more than five years.	22

Guy Talarico Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Born: 1955	Chief Compliance Officer	Indefinite; Since 4/25/13	Mr. Talarico is President and CEO of Alaric Compliance Services, LLC and has been since the company’s inception in 2004.	22

Curtis Barnes Citi Fund Services 4400 Easton Commons, Suite 200, Columbus, OH 43219 Born: 1953	Secretary	Indefinite; Since 6/05/14	Mr. Barnes is a Senior Vice President and has been with Citi Fund Services Ohio, Inc. since June 1995.	22

INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1943	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	22	None

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1939	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	22	Resource Apartment REIT, III Inc.,

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1945	Trustee and Chairman	Indefinite; Trustee since7/15/99; Chairman since 3/21/17	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	22	Franklin Square Energy and Power Fund

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1938	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman and Chief Executive Officer of The Wortham Foundation and has been a Trustee for more than the past five years.	22	Oncor Electric Delivery Company LLC

INTERESTED TRUSTEE. The following table sets forth certain information about the Interested Trustee.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Laura Anne Corsell** Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Born: 1948	None	Until 12/31/18; Since 3/17/17	Ms. Corsell is retired. During the past five years she was a Partner at each of McCarter & English, LLP (law firm) (2013-2016) and Montgomery, McCracken, Walker & Rhoads, LLP (law firm) (2007-2014).	22	None

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
**	Ms. Corsell is considered to be “interested” due to her historical relationship with the Adviser, including, prior to retiring, serving as counsel to the Trust and the Adviser.

The Independent Trustees identified in the table above have served together on the Trust’s Board for 14 years. Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Magarick has extensive experience in public accounting, tax and internal controls and was previously a Partner with BDO Seidman, LLP. Mr. Kling, who holds a B. S. from the Wharton School of The University of Pennsylvania, has over 40 years of experience in investment management and as a co-founder of CBRE Clarion Securities, LLC, has extensive experience in the distribution of investment products. Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Williams currently serves as the Board Chairman. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $260 million. He is also a life trustee of the Museum of Fine Arts Houston, serving on the executive, finance, investment and audit committees, and is a director of a large electrical transmission and distribution company. With respect to Ms. Corsell (the Interested Trustee), prior to her retirement in 2016, she served as legal counsel for more than 30 years representing registered investment companies, their investment advisers and independent directors. She served as counsel to the Trust and the Adviser from the Trust’s inception in 1995 through her retirement in 2016.

COMMITTEES OF THE BOARD OF TRUSTEES. The Board has established three committees to assist the Trustees in fulfilling their oversight responsibilities.

The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2018. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications.

The Governance Committee is to periodically review and, as appropriate, make recommendations to the Board regarding matters related to the governance of the Trust. The Governance Committee will, among other things, periodically review the size and composition of the Board, the independence of incumbent Independent Trustees, and the compensation of Board members, as well as oversee the annual Board self-assessment process, which includes a review of the backgrounds, professional experience, qualifications and skills of the Board members. Mr. Kling currently serves as the Governance Committee Chairman. The Governance Committee, whose members consist of all of the Independent Trustees, held five meetings during the fiscal year ended June 30, 2018.

The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held four meetings during the fiscal year ended June 30, 2018. Mr. Magarick currently serves as the Audit Committee Chairman.

Compliance and Risk Oversight Process. The Trustees’ overall responsibility for identifying and overseeing the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to accounting matters. To assist them in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, regular reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, as well as an annual assessment of the Trust’s overall compliance program, from the Trust’s Chief Compliance Officer or “CCO.” These reports, together with presentations provided to the Board at its regular meetings and regular compliance conference calls among the Advisor, the CCO and the Chair of the Board’s Audit Committee held each month in which there is not a quarterly Board meeting, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program, including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse effect on the Trust are brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, both the Board and the Audit Committee meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees and the Audit Committee and its Chair are regular participants in the compliance and risk oversight process. Mr. Williams, an Independent Trustee, has served as Chairman of the Board since March 2017.

COMPENSATION ARRANGEMENTS. Effective March 13, 2018 and retroactive for each Trustee to January 1, 2018, the Trustees, are each entitled to receive from the Trust (i) a $87,500 retainer per year, payable quarterly; (ii) $10,000 for each regular or special in-person Board meeting attended; (iii) $3,000 for each Committee meeting attended (except if multiple committee meetings are held at the time of a quarterly Board meeting, there would be only one $3,000 committee fee payment); and (iv) $2,500 for each regular or special telephonic meeting attended, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with the Trustee’s attendance at such meetings. The Audit Committee Chairman receives an additional $10,000 annual fee. The Board Chairman receives an additional $10,000 annual fee and the Governance Committee Chairman receives an additional $5,000 annual fee. Prior to March 13, 2018, such compensation arrangements were: (i) since January 1, 2017, the Independent Trustees, and since March 17, 2017, the Interested Trustee, were each entitled to receive from the Trust (a) a $82,500 retainer per year payable quarterly, (b) $10,000 for each regular or special in-person Board meeting attended, (c) $2,500 for each in-person or telephonic Audit Committee meeting attended and (d) $2,500 for each regular or special telephonic meeting attended, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with each Trustee’s attendance at such meetings; (ii) the Audit Committee Chairman received an additional $10,000 annual fee; (iii) the Board Chairman received an additional $10,000 annual fee; and (iv) the Governance Committee Chairman received an additional $5,000 annual fee. The Trust’s officers receive no compensation directly from the Trust for performing the duties of their respective offices. Under a Compliance Services Agreement (“Compliance Agreement”) between the Trust and Alaric Compliance Services, LLC (“Alaric”), Alaric makes an Alaric employee available to serve as the Trust’s CCO. For the services provided under the Compliance Agreement, the Trust currently pays Alaric $160,000 per annum, plus certain out of pocket expenses. Alaric pays the salary and other compensation earned by any such individuals as employees of Alaric. The table below shows the aggregate compensation received from the Trust by each of the Trustees during the fiscal year ending June 30, 2018 (excluding reimbursed expenses) and reflects the above compensation arrangements prior to January 1, 2018.

NAME	AGGREGATE COMPENSATI ON FROM TRUST	PENSION RETIREMENT BENEFITS FROM TRUST	ESTIMATED BENEFITS UPON RETIREMENT FROM TRUST	TOTAL COMPENSATION FROM TRUST
Laura Anne Corsell*	$125,000	none	none	$125,000
Jarrett Burt Kling	$144,750	none	none	$144,750
Harvey G. Magarick	$148,500	none	none	$148,500
R. Richard Williams	$148,500	none	none	$148,500
Richard W. Wortham, III	$138,500	none	none	$138,500

*	Ms. Corsell has served as an “interested” Trustee since March 17, 2017.

TRUSTEE OWNERSHIP OF SECURITIES OF HC CAPITAL TRUST. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Portfolios as of December 31, 2017 unless indicated otherwise. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. As of October 3, 2018, all of the officers and Trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of the Adviser and shareholders of the Trust.

	LAURA ANNE CORSELL	JARRETT BURT KLING	HARVEY G. MAGARICK	R. RICHARD WILLIAMS	RICHARD W. WORTHAM, III*
The Value Equity Portfolio	a	b	e	e	a
The Institutional Value Equity Portfolio	a	a	e	a	a
The Growth Equity Portfolio	a	b	e	e	a
The Institutional Growth Equity Portfolio	a	a	e	a	a
The Small Capitalization—Mid Capitalization Equity Portfolio	a	b	c	a	a
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	a	a	c	a	a
The Real Estate Securities Portfolio	a	a	a	a	a
The Commodity Returns Strategy Portfolio	a	b	a	e	a
The ESG Growth Portfolio	a	a	a	a	a
The Catholic SRI Growth Portfolio	a	a	a	a	a
The International Equity Portfolio	a	b	e	e	a
The Institutional International Equity Portfolio	a	a	e	a	a
The Emerging Markets Portfolio	a	b	e	e	a
The Core Fixed Income Portfolio	a	a	e	a	a
The Fixed Income Opportunity Portfolio	a	a	e	a	a

	LAURA ANNE CORSELL	JARRETT BURT KLING	HARVEY G. MAGARICK	R. RICHARD WILLIAMS	RICHARD W. WORTHAM, III*
The U.S. Government Fixed Income Securities Portfolio	a	a	a	a	a
The Inflation Protected Securities Portfolio	a	a	a	a	a
The U.S. Corporate Fixed Income Securities Portfolio	a	a	a	a	a
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	a	a	a	a	a
The Short-Term Municipal Bond Portfolio	a	a	b	a	a
The Intermediate Term Municipal Bond Portfolio	a	a	e	a	a
The Intermediate Term Municipal Bond II Portfolio	a	a	c	a	a
AGGREGATE DOLLAR RANGE OF TRUST SHARES	a	d	e	e	a

NOTE:

a = None

b = $1 - $10,000

c = $10,001 - $50,000

d = $50,001 - $100,000

e = Over $100,000

*

Mr. Wortham serves as a trustee for the Wortham Foundation which held shares as of December 31, 2017 of over $100,000 in The Emerging Markets Portfolio. Mr. Wortham has no beneficial interest in the Foundation.

MULTI-MANAGER STRUCTURE. As noted in the Prospectuses, each of the Trust’s Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. In selecting Specialist Managers, the Adviser seeks to identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles; (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers. At present, each Portfolio except the U.S. Government Fixed Income Securities, Inflation Protected Securities, U.S. Mortgage/Asset Backed Fixed Income Securities and Short-Term Municipal Bond Portfolios employs the multi-manager structure.

Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-

term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, the Adviser may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.

The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act (“Rule 15a-4”), however, provides for an exception from the provisions of Section 15(a). Rule 15a-4 permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” Additionally, the Trust has received an order from the SEC that exempts the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act under certain circumstances. This order permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The shareholders of each Portfolio have approved this structure. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any new Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure.

Allocation of Assets Among Specialist Managers. The Adviser is responsible for determining the level of assets that will be allocated among the Specialist Managers in those Portfolios that are served by two or more Specialist Managers. The Adviser and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make changes in the allocation of assets to the Specialist Managers that serve a particular Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement or termination of an additional Specialist Manager for a particular Portfolio.

INVESTMENT ADVISORY ARRANGEMENTS. The services provided to the Trust by the Adviser and by the various Specialist Managers are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.

The HC Capital Agreements. The services provided to the Trust by the Adviser, described above and in the Prospectuses, are governed under the terms of two written agreements with the Trust (“HC Capital Agreements”).

Each HC Capital Agreement provides for an initial term of two years. Thereafter, each HC Capital Agreement remains in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. Each of the HC Capital Agreements may be terminated at any time, without penalty, either by the Trust or by the Adviser, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreements permit the Trust to use the logos and/or trademarks of the Adviser. In the event, however, that the HC Capital Agreements are terminated, the Adviser has the right to require the Trust to discontinue any references to such logos and/or trademarks and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreements further provide that the Adviser will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreements relate (including any action of any officer of the Adviser or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by the Adviser, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Adviser.

The dates of the Board and shareholder approvals of the HC Capital Agreements with respect to each Portfolio are set forth as follows:

MOST RECENT CONTRACT APPROVAL
AGREEMENT RELATING TO:	SHAREHOLDERS	BOARD
The Value Equity Portfolio	December 27, 2006	March 13, 2018
The Institutional Value Equity Portfolio	July 18, 2008	March 13, 2018
The Growth Equity Portfolio	December 27, 2006	March 13, 2018
The Institutional Growth Equity Portfolio	August 8, 2008	March 13, 2018
The Small Capitalization—Mid Capitalization Equity Portfolio	December 27, 2006	March 13, 2018
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	August 15, 2008	March 13, 2018
The Real Estate Securities Portfolio	May 14, 2009	March 13, 2018
The Commodity Returns Strategy Portfolio	June 2, 2010	March 13, 2018
The ESG Growth Portfolio	July 13, 2015	March 13, 2018
The Catholic SRI Growth Portfolio	January 4, 2016	March 13, 2018
The International Equity Portfolio	December 27, 2006	March 13, 2018
The Institutional International Equity Portfolio	November 20, 2009	March 13, 2018
The Emerging Markets Portfolio	December 10, 2009	March 13, 2018
The Core Fixed Income Portfolio	December 27, 2006	March 13, 2018
The Fixed Income Opportunity Portfolio	December 27, 2006	March 13, 2018
The U.S. Government Fixed Income Securities Portfolio	November 22, 2010	March 13, 2018
The Inflation Protected Securities Portfolio	February 24, 2014	March 13, 2018
The U.S. Corporate Fixed Income Securities Portfolio	November 22, 2010	March 13, 2018
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	November 22, 2010	March 13, 2018
The Short-Term Municipal Bond Portfolio	December 27, 2006	March 13, 2018
The Intermediate Term Municipal Bond Portfolio	December 27, 2006	March 13, 2018
The Intermediate Term Municipal Bond II Portfolio	July 13, 2010	March 13, 2018

Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the various Specialist Managers is governed by individual investment advisory contracts (each, a “Portfolio Management Contract”) between the relevant Specialist Manager and the Trust. Each of the Portfolio Management Contracts includes a number of similar provisions. Each Portfolio Management Contract provides that the named Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time, to time allocated to such Specialist Manager. Under their respective contracts, each Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the contracts provides that the named Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the named Specialist Manager. Each of the Portfolio Management Contracts provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the named Specialist Manager, in each case upon sixty days’ written notice. Each of the Portfolio Management Contracts provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.

The Portfolio Management Contracts and the Portfolios to which they relate are listed on the following pages:

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Value Equity Portfolio	BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)***	August 2, 2013	August 2, 2013	December 11, 2018
	Cadence Capital Management LLC (“Cadence”)	August 20, 2013	September 30, 2013	September 11, 2018
	Parametric Portfolio Associates LLC (“Parametric”)—Defensive Equity Strategy	July 18, 2014	July 18, 2014	June 12, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric—Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018

The Institutional Value Equity Portfolio	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Cadence	August 20, 2013	September 30, 2013	September 11, 2018
	Pacific Investment Management Company LLC (“PIMCO”)	April 22, 2009	December 5, 2008	June 12, 2018
	Parametric-Defensive Equity Strategy	July 18, 2014	July 18, 2014	June 12, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	PIMCO-Parametric—RAFI US Multifactor Strategy†	December 11, 2018	Not Applicable	December 11, 2018

The Growth Equity Portfolio	Jennison Associates LLC (“Jennison”)	August 25, 1995	April 30, 2012	June 12, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Parametric—Defensive Equity Strategy	July 18, 2014	July 18, 2014	June 12, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric—Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018

The Institutional Growth Equity Portfolio	Jennison	Inception (August 8, 2008)	April 30, 2012	June 12, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	PIMCO	April 22, 2009	December 5, 2008	June 12, 2018
	Parametric—Defensive Equity Strategy	July 18, 2014	July 18, 2014	June 12, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	PIMCO-Parametric—RAFI US Multifactor Strategy†	December 11, 2018	Not Applicable	December 11, 2018

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Small Capitalization—Mid Capitalization Equity Portfolio

	Frontier Capital Management Company, LLC (“Frontier”)	Inception (September 5, 1995)	Not Applicable	September 11, 2018
	Pzena Investment Management, LLC (“Pzena”)	April 12, 2010	August 27, 2009	September 11, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Ariel Investments, LLC (“Ariel”)	August 2, 2013	August 2, 2013	September 11, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Advisory Research, Inc. (“Advisory Research”)	July 22, 2014	Not Applicable	September 11, 2018
	Parametric—Liquidity Strategy	March 19, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric—Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018

The Institutional Small Capitalization—Mid Capitalization Equity Portfolio
	Frontier	Inception (August 15, 2008)	Not Applicable	September 11, 2018
	Pzena	April 12, 2010	August 27, 2009	September 11, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	December 11, 2018
	Ariel	August 2, 2013	August 2, 2013	September 11, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Advisory Research	September 30, 2016	Not Applicable	September 11, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018

The Real Estate Securities Portfolio	Wellington Management Company LLP (“Wellington Management”)	May 21, 2009	May 14, 2009	December 5, 2017
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018

The Commodity Returns Strategy Portfolio	Wellington Management	Inception (June 8, 2010)	June 2, 2010	December 5, 2017
	PIMCO	Inception (June 3, 2011)	June 3, 2011	June 12, 2018
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)	March 29, 2016	Not Applicable	June 12, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric—Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018

The ESG Growth Portfolio	Agincourt Capital Management, LLC (“Agincourt”)	July 13, 2015	Not Applicable	March 13, 2018
	BNY Mellon AMNA***	July 13, 2015	Not Applicable	June 12, 2018
	Parametric—Liquidity Strategy	July 13, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
The Catholic SRI Growth Portfolio	Agincourt	January 4, 2016	Not Applicable	March 21, 2017
	BNY Mellon AMNA***	January 4, 2016	Not Applicable	June 12, 2018
	Parametric—Liquidity Strategy	January 4, 2016	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
The International Equity Portfolio	Artisan Partners Limited Partnership (“Artisan Partners”)	July 23, 1999	May 30, 2008	December 5, 2017
	Causeway Capital Management LLC (“Causeway”)	May 22, 2006	May 15, 2006	December 5, 2017
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence—Emerging	August 8, 2014	September 30, 2013	September 11, 2018
	Cadence—Developed	August 8, 2014	Not Applicable	September 11, 2018
	City of London Investment Management Company Limited (“CLIM”)	January 23, 2015	January 23, 2015	March 13, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric—Tax-Managed Custom Core Strategy	March 13, 2018	Not Applicable	March 13, 2018

The Institutional International Equity Portfolio	Artisan Partners	Inception (November 20, 2009)	November 20, 2009	December 5, 2017
	Causeway	Inception (November 20, 2009)	November 20, 2009	December 5, 2017
	Lazard Asset Management LLC (“Lazard”)	September 27, 2011	September 23, 2011	December 5, 2017
	BNY Mellon AMNA***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence- Emerging	August 8, 2014	September 30, 2013	June 14, 2016
	Cadence- Developed	August 8, 2014	Not Applicable	June 14, 2016
	CLIM	January 23, 2015	January 23, 2015	March 13, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018

The Emerging Markets Portfolio	BNY Mellon AMNA (Active)***	March 16, 2010	December 10, 2009	March13, 2018
	BNY Mellon AMNA (Passive)***	August 2, 2013	August 2, 2013	March 13, 2018
	Cadence	September 30, 2013	September 30, 2013	September 11, 2018
	CLIM	January 23, 2015	January 23, 2015	March 13, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018
	Parametric – Tax-Managed Custom Core Strategy	March 13, 2018	Not applicable	March 13, 2018
	RBC Global Asset Management (UK) Limited (“RBC GAM”)	July 29, 2016	July 29, 2016	December 5, 2017

The Core Fixed Income Portfolio	BNY Mellon AMNA***	December 6, 2010	November 30, 2010	March 13, 2018
	Agincourt	March 10, 2015	Not Applicable	March 13, 2018

The Fixed Income Opportunity Portfolio	BNY Mellon AMNA***	August 22, 2013	Not Applicable	March 13, 2018
	Fort Washington Investment Advisors, Inc. (“Fort Washington”)	May 24, 2012	April 30, 2012	March 13, 2018

PORTFOLIO	SPECIALIST MANAGER	SERVED PORTFOLIO SINCE	MOST RECENT CONTRACT APPROVAL SHAREHOLDERS	MOST RECENT CONTRACT APPROVAL BOARD
	Western Asset Management Company (“WAMCO”)	July 28, 2014	August 29, 2014*	March 13, 2018
	CLIM	November 3, 2014	January 23, 2015**	March 13, 2018
	Parametric—Liquidity Strategy	March 10, 2015	Not Applicable	June 12, 2018
	Parametric—Targeted Strategy	June 14, 2016	Not Applicable	June 12, 2018

The U.S. Government Fixed Income Securities Portfolio	BNY Mellon AMNA***	December 6, 2010	November 22, 2010	March 13, 2018

The Inflation Protected Securities Portfolio	BNY Mellon AMNA	February 24, 2014	Not Applicable	March 13, 2018

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt BNY Mellon AMNA***	March 10, 2015 August 22, 2013	Not Applicable Not Applicable	March 13, 2018 March 13, 2018

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	BNY Mellon AMNA***	January 8, 2013	Not Applicable	March 13, 2018

The Short-Term Municipal Bond Portfolio	Breckinridge Capital Advisors, Inc. (“Breckinridge”)	March 1, 2006	February 28, 2006	March 13, 2018

The Intermediate Term Municipal Bond Portfolio	BNY Mellon AMNA***	December 5, 2008	February 6, 2009	March 13, 2018
	CLIM****	June 12, 2018	July 27, 2018	June 12, 2018

The Intermediate Term Municipal Bond II Portfolio	Breckinridge	July 13, 2010	July 13, 2010	March 13, 2018
	CLIM****	June 12, 2018	July 27, 2018	June 12, 2018

*

Prior to August 29, 2014 and in reliance on an order issued by the Securities and Exchange Commission, the Trust has entered into the Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On August 29, 2014, shareholders of the Portfolio approved a new Portfolio Management Agreement that provided for an increase in the Specialist Manager fee to 0.75% payable to WAMCO beginning August 29, 2014.

**

Prior to January 23, 2015 and in reliance on Rule 15a-4, the Trust had entered into an Interim Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On January 23, 2015, shareholders of the Portfolio approved a final Portfolio Management Agreement having identical terms as those of the Interim Portfolio Management agreement dated November 3, 2014.

***

Prior to February 1, 2018, BNY Mellon AMNA was formerly known as Mellon Capital Management Corporation (“Mellon Capital”) which reorganized to combine and include two other BNY Mellon-Affiliated Specialist Managers, Standish Mellon Asset Management Company, LLC (“Standish”) and The Boston Company Asset Management LLC (“TBCAM”) (the “BNY Mellon Reorganization”). Prior to the BNY Mellon Reorganization, (i) TBCAM served as a Specialist Manager for the portion of The Emerging Markets Portfolio allocated to TBCAM and (ii) Standish served as a Specialist Manager for The Intermediate Term Municipal Bond Portfolio. With respect to The Emerging Markets Portfolio, BNY Mellon AMNA (Active) represents the actively managed strategy services formerly provided by TBCAM and BNY Mellon AMNA (Passive) represents the passively managed strategy services formerly provided by Mellon Capital.

****

In reliance on an order issued by the Securities and Exchange Commission, the Trust entered into the Portfolio Management Agreement based solely on the approval of the Board and without direct approval by the shareholders of the Portfolio. On July 27, 2018, shareholders of the Portfolio approved an amendment to the Portfolio Management Agreement.

†

The Portfolio entered into the Portfolio Management Agreement with PIMCO, as Specialist Manager . The Sub-adviser Agreement between Specialist Manager PIMCO and sub-adviser Parametric addresses terms with respect to services to be rendered to the Portfolio.

INVESTMENT ADVISORY FEES: The following table sets forth the advisory fees received by the Adviser from each of the Portfolios, calculated at an annual rate of 0.05% of each of the Portfolio’s average daily net assets, for services rendered during the periods indicated (amounts in thousands).

	FISCAL YEAR ENDED June 30, 2018	FISCAL YEAR ENDED June 30, 2017	FISCAL YEAR ENDED June 30, 2016
The Value Equity Portfolio	$310	$304	$291
The Institutional Value Equity Portfolio	$432	$377	$440
The Growth Equity Portfolio	$407	$386	$401
The Institutional Growth Equity Portfolio	$567	$496	$637
The Small Capitalization—Mid Capitalization Equity Portfolio	$55	$53	$49
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$79	$71	$93
The Real Estate Securities Portfolio	$62	$59	$69
The Commodity Returns Strategy Portfolio	$427	$431	$491
The ESG Growth Portfolio	$80	$67	$57	(a)
The Catholic SRI Growth Portfolio	$15	$12	$4	(b)
The International Equity Portfolio	$653	$604	$625
The Institutional International Equity Portfolio	$1,305	$1,143	$1,296
The Emerging Markets Portfolio	$902	$854	$845
The Core Fixed Income Portfolio	$40	$44	$47
The Fixed Income Opportunity Portfolio	$342	$330	$399
The U.S. Government Fixed Income Securities Portfolio	$109	$107	$119
The Inflation Protected Securities Portfolio	$189	$180	$248
The U.S. Corporate Fixed Income Securities Portfolio	$134	$127	$134
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$96	$92	$106
The Short-Term Municipal Bond Portfolio	$15	$9	$10
The Intermediate Term Municipal Bond Portfolio	$197	$195	$211
The Intermediate Term Municipal Bond II Portfolio	$39	$37	$39

(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

SPECIALIST MANAGER FEES. In addition to the fees paid by the Trust to the Adviser, each of the Portfolios pays a fee to its Specialist Manager(s). For each Portfolio, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectuses. The following table sets forth the actual investment advisory fee received from the specified Portfolio by each of its respective Specialist Managers for services rendered during each of the Trust’s last three fiscal years (amounts in thousands):

PORTFOLIO	SPECIALIST MANAGER	2018			2017		2016
The Value Equity Portfolio
	AllianceBernstein(1)		$567		$690		$587
	BNY Mellon AMNA(5)		$34		$36		*	*
	Cadence(20)		$196		$189		$200
	Parametric(21)		$84		$43		$50
The Institutional Value Equity Portfolio
	AllianceBernstein(1)		$763		$906		$872
	PIMCO(13)		*	*	*	*	*	*
	BNY Mellon AMNA(5)		$123		$49		*	*
	Cadence(20)		$237		$211		$290
	Parametric(21)		$53		$57		$93
The Growth Equity Portfolio	Jennison(2)		$538		$464		$384
	SGA(3)		$604		$740		$785
	BNY Mellon AMNA(5)		$194		$189		$177
	Cadence(20)		*	*	*	*	*	*
	Parametric(21)		$104		$44		$59
The Institutional Growth Equity Portfolio	Jennison(2)		$750		$572		$569
	SGA(3)		$623		$727		$1,002
	PIMCO(13)		*	*	*	*	*	*
	BNY Mellon AMNA(5)		$383		$290		$332
	Cadence(20)		*	*	*	*	*	*
	Parametric(21)		$26		$50		$100
The Small Capitalization—Mid Capitalization Equity Portfolio	Frontier(4)		$173		$150		$133
	BNY Mellon AMNA(5)	$	*	*	$1		$1
	RMB/ IronBridge(6)		$177		$253		$242
	Pzena(7)		$78		$69		$57
	Ariel(19)		$69		$66		$43
	Advisory Research/ Cupps(16)		$139		$120		$119
	Cadence(20)		*	*	*	*	*	*
	Parametric(21)		$20		$13		$13
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	Frontier(4)		$250		$210		$250
	BNY Mellon AMNA(5)		$9		$1		$1
	RMB/ IronBridge(6)		$318		$377		$462
	Pzena(7)		$86		$80		$99
	Ariel(19)		*	*	*	*	*	*
	Advisory Research/ Cupps(16)		$204		$166		$245
	Cadence(20)		*	*	*	*	*	*
	Parametric(21)		$16		$15		$18
The Real Estate Securities Portfolio	Wellington Management(8)		$731		$740		$874
	BNY Mellon AMNA(5)		*	*	*	*	*	*
	Cadence(20)		*	*	*	*	*	*
	Parametric(21)		$19		$13		$12

PORTFOLIO	SPECIALIST MANAGER	2018			2017		2016
The Commodity Returns Strategy Portfolio	Wellington Management (Commodity)(8)		$206		$191		$585
	Wellington Management (Global Natural Resources)(8)		$1,069		$1,308		$1,548
	PIMCO(13)		$106		$106		$364
	BNY Mellon AMNA(5)		$526		$486		$387
	Cadence(20)		*	*	*	*	*	*
	Vaughan Nelson (25)		$94		$91		$17
	Parametric(21)		$66		$58		*	*
The ESG Growth Portfolio	Agincourt(24)		*	*	*	*	*	*
	Cadence(20)		$123		$123		$112
	BNY Mellon AMNA(5)		$65		$56		$48
	Parametric(21)		$7		$4		*	*
The Catholic SRI Growth Portfolio	Agincourt(24)		*	*	*	*	*	*
	Cadence(20)		$23		$19		$6
	BNY Mellon AMNA(5)		$12		$9		$4
	Parametric(21)		*	*	*	*	*	*
The International Equity Portfolio	CapGuardian(9)		$—		$26		$357
	Artisan Partners(10)		$1,110		$939		$768
	Causeway(11)		$2,082		$1,705		$908
	BNY Mellon AMNA(5)	$	*	*	$1		$18
	Cadence(20)		$637		$607		$693
	CLIM(23)		*	*	*	*	*	*
	Parametric(21)		$36		$62		$65
The Institutional International Equity Portfolio	CapGuardian(9)		$—		$26		$353
	Artisan Partners(10)		$1,397		$1,120		$1,338
	Causeway(11)		$2,304		$1,876		$1,225
	Lazard(17)		$1,032		$864		$998
	BNY Mellon AMNA(5)		$—		$10		$158
	Cadence(20)		$1,390		$1,249		$1,538
	CLIM(23)		$574		$437		*	*
	Parametric(21)		$91		$112		$58
The Emerging Markets Portfolio
	BNY Mellon AMNA (Active)(12)		$4,805		$4,802		$4,643
	BNY Mellon AMNA(Passive)(5)		$727		$962		$1,050
	Cadence(20)		*	*	*	*	*	*
	CLIM(23)		*	*	*	*	*	*
	Parametric(21)		$48		$47		$72
	RBC GAM(26)		$2,477		$302		*	*
The Core Fixed Income Portfolio
	BNY Mellon AMNA (5)		$27		$26		$29
	Agincourt(24)		$25		$29		$30
The Fixed Income Opportunity Portfolio	Fort Washington (18)		$901		$877		$1,046
	BNY Mellon AMNA(5)		*	*	*	*	*	*
	WAMCO(22)		$1,189		$1,058		$979
	CLIM(23)	$	*	*	$1		$195
	Parametric(21)		$56		$59		$35
The U.S. Government Fixed Income Securities Portfolio	BNY Mellon AMNA(5)		$128		$117		$126
The Inflation Protected Securities Portfolio	BNY Mellon AMNA (5)		$146		$137		$188
The U.S. Corporate Fixed Income Securities Portfolio
	BNY Mellon AMNA(5)		*	*	*	*	*	*
	Agincourt(24)		$194		$169		$203

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	BNY Mellon AMNA(5)		$110		$104	$120
The Short-Term Municipal Bond Portfolio	Breckinridge(14)		$37		$23	$25
The Intermediate Term Municipal Bond Portfolio	BNY Mellon AMNA(15)		$627		$614	$638
	CLIM(23)	$	*	*	$—	$—
The Intermediate Term Municipal Bond II Portfolio	Breckinridge(14)		$94		$87	$93
	CLIM(23)	$	*	*	$—	$—

**	The Specialist Manager was under contract but did not provide any portfolio management services to the Portfolio during the period.
(1)

The Portfolio Management Contract between AllianceBernstein L.P. (“AllianceBernstein”) and the Trust with respect to The Value Equity and The Institutional Value Equity Portfolios was terminated effective May 15, 2018. Prior to May 15, 2018, for its services to The Value Equity and The Institutional Value Equity Portfolios, AllianceBernstein was compensated at an annual rate of 0.37% of the first $150 million in total Combined Assets (see the Specialist Manager section of the Prospectuses for the definition of Combined Assets), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million.

(2)

For its services to The Growth Equity and The Institutional Growth Equity Portfolios, Jennison is compensated for it services to each Portfolio at an annual rate of 0.75% on the first $10 million of Combined Assets (see the Specialist Manager section of the Prospectuses for the definition of Combined Assets), 0.50% on the next $30 million of such Combined Assets; 0.35% of the next $25 million of such Combined Assets; 0.25% on the next $335 million of such Combined Assets; 0.22% of the next $600 million of such Combined Assets; 0.20% on the next $4 billion of such Combined Assets; and 0.25% on the balance of such Combined Assets; subject to a maximum annual fee of 0.30% of the average daily net assets of the portion of the Portfolios allocated to Jennison.

(3)

The Portfolio Management Contract between Sustainable Growth Advisers (“SGA”) and the Trust with respect to The Growth Equity and The Institutional Growth Equity Portfolios was terminated effective May 15, 2018. Prior to May 15, 2018, for its services to The Growth Equity and The Institutional Growth Equity Portfolios, SGA was compensated at an annual rate of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolios allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services.

(4)

For its services to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios, Frontier receives its standard annual fee for the asset class of 0.75% for all assets allocated to it in excess of $90 million of the Combined Assets (as defined below), provided that it will continue to receive an annual fee of 0.45% on the first $90 million of such Combined Assets. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services.

(5)

Pursuant to an Adoption Agreement dated January 31, 2018 in connection with the BNY Mellon Reorganization noted above, BNY Mellon AMNA adopted each of the existing Portfolio Management Agreements of Standish, TBCAM or Mellon Capital and each such agreement was amended to change all references to any of Standish, TBCAM or Mellon Capital to BNY Mellon AMNA, effective February 1, 2018. For its services to The Core Fixed Income Portfolio (US Government and US Mortgage/Asset Backed sleeves), The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BNY Mellon AMNA receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.06%. For its services to The Core Fixed Income Portfolio (US Corporate sleeve) and The U.S. Corporate Fixed Income Securities Portfolio, BNY Mellon AMNA receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.15%. For its services to The Fixed Income Opportunity Portfolio, BNY Mellon AMNA receives a fee based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%.

Effective December 11, 2018, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio(the “Portfolios”), BNY Mellon AMNA receives a fee from each Portfolio, calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, so long as the aggregate assets allocated to BNY Mellon AMNA (“Combined BNY Mellon AMNA Assets” as defined below) exceed $2 billion, at the following annual rate of: 0.04% of assets committed to BNY Mellon AMNA’s Index Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.065%); 0.065% of the assets committed to BNY Mellon AMNA’s Factor Strategy (if the Combined BNY

Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.075%); and, with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, 0.08% of the assets committed to BNY Mellon AMNA’s U.S. MultiFactor Strategy (if the Combined BNY Mellon AMNA Assets fall below $2 billion, this fee will be calculated at an annual rate of 0.010%). The term “Combined BNY Mellon AMNA Assets” means the sum of: (a) the net assets of the Portfolios, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio of the Trust (collectively, the “Trust Portfolios”) managed by BNY Mellon AMNA; and (b) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which BNY Mellon AMNA provides portfolio management services using the strategies employed in the Trust Portfolios. Prior to December 11, 2018, BNY Mellon AMNA received a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, BNY Mellon AMNA receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, BNY Mellon AMNA receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%.

For its services to The Emerging Markets Portfolio, BNY Mellon AMNA receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to BNY Mellon AMNA for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%.

For its services to The Inflation Protected Securities Portfolio, BNY Mellon AMNA receives a fee from the Portfolio at an annual rate of: 0.04% of the average daily net assets of that portion of the Account invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets of that portion of the Account invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets of that portion of the Account invested according to an emerging markets inflation-protected securities strategy.

For its services to each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, effective June 23, 2018, BNY Mellon AMNA receives a fee of 0.16% of the average daily net assets of that portion of the assets of each Portfolio managed by it. Prior to June 23, 2018, for its services to each of The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, BNY Mellon AMNA received, effective December 5, 2017 for The Catholic SRI Growth Portfolio, a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets for the first 36 months of The ESG Growth Portfolio’s operations following June 23, 2015 and for the first 36 months of The Catholic SRI Growth Portfolio’s operations following December 15, 2015 (each the “Effective Date”, respectively), and, after The ESG Growth Portfolio’s third anniversary and The Catholic SRI Growth Portfolio’s third anniversary of the Effective Date, (i) at the rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets for the first 36 months of The ESG Growth Portfolio’s operations following June 23, 2015 and for the first 36 months of The Catholic SRI Growth Portfolio’s operations following December 15, 2015 (each the “Effective Date”, respectively), and, after The ESG Growth Portfolio’s third anniversary and The Catholic SRI Growth Portfolio’s third anniversary of the Effective Date, (i) at the rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million; and (ii) at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million. Provided that, in each case of Domestic Large Cap Equity Securities and Developed Markets International Equity Securities, that an adjustment in the rate at which the fee is computed will be implemented: (i) on the first business day of the calendar quarter following the date on which the value of Designated Assets crosses the breakpoints set forth in the above schedule; and (ii) in the case of an increase in the rate at which the fee is computed, such increase will only be implemented in the event that the change in the net asset value of the Designated Assets is the result of net withdrawals or net redemptions from the Account during the prior quarter. Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets. Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

(6)

The Portfolio Management Contract between RMB Capital Management L.L.C.(“RMB”) and the Trust with respect to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios was terminated effective May 15, 2018. Prior to May 15, 2018, for its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, RMB, which succeeded IronBridge Capital Management L.P. (“IronBridge”) as Specialist Manager of the Portfolios on June 24, 2017, was compensated, at an annual rate of 0.70% of the average daily net assets of that portion of the respective Portfolios allocated to RMB. Prior to June 24, 2017, IronBridge was entitled to receive a fee of 0.70% and received the fees for such periods indicated above. Prior to September 23, 2015, IronBridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolios allocated to IronBridge and received such fee as indicated above.

(7)

For its services to The Small Capitalization—Mid Capitalization Equity and The Institutional Small Capitalization—Mid Capitalization Equity Portfolios, Pzena is compensated at an annual rate of 1.00% of the average net assets of the respective Portfolio assigned to Pzena.

(8)

For its services to The Real Estate Securities Portfolio, Wellington Management is compensated at an annual rate of 0.75% on the first $50 million of the average daily net Combined Assets (see the Specialist Manager section of the Prospectuses for the definition of Combined Assets) and 0.65% on Combined Assets over $50 million. With respect to The Commodity Returns Strategy Portfolio, for assets managed in its Global Natural Resources strategy (the “Account”), Wellington Management received a fee, calculated daily and payable monthly in arrears at the annual rate, of 0.60% of the average daily net assets of the Account so long as at least $150 million in assets are present in the Account; and 0.85% of the average daily net assets of the Account if less than $150 million in assets are present in the Account. For the twelve month period ending November 1, 2018, Wellington Management’s fee for its Global Natural Resources strategy is being voluntarily waived to 0.25% of the average daily net assets of the account. For assets managed in its Commodity strategy, Wellington Management receives a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy.

(9)

As of October 14, 2016, the Portfolio Management Contract between Capital Guardian Trust Company (“CapGuardian”) and the Trust was terminated. Prior to October 14, 2016, CapGuardian provided services to The International Equity Portfolio and The Institutional International Equity Portfolio and was compensated at an annual rate of 0.70% for the first $25 million of the average of the average daily net asset values of the Account as of the last business day of each of the three months in the calendar quarter, 0.55% for the next $25 million, 0.425% for the next $200 million in such assets and 0.375% for those assets in excess of $250 million. There was a minimum annual fee of $312,500 based upon an account size of $50 million. The following fee discounts could have been applied based upon the total annualized aggregate fees (include other assets managed by CapGuardian); 5% discount on fees from $1.25 million to $4 million; 7.5% discount on fees from $4 million to $8 million; 10% discount on fees from $8 million to $12 million; and 12.5% discount on fees over $12 million. When the total aggregate fees exceeded $3 million, before discounts, fee break points were to be eliminated and the Portfolios would have paid a fee at an annual rate of 0.375% on all assets in the Portfolios managed by CapGuardian.

(10)

Effective January 1, 2017, for its services to The International and Institutional International Equity Portfolios, Artisan Partners receives a fee, calculated and payable monthly, in arrears, at an annual rate of 0.47% of the average daily net assets allocated to Artisan Partners so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less due to withdrawals or redemptions, beginning with the first calendar month following the date on which such withdrawal or redemption reduced such Combined Assets to $500 million or less, the fee shall be calculated daily and paid monthly, in arrears, at an annual rate of 0.80% of the first $50 million of Combined Assets and 0.60% of Combined Assets in excess of $50 million. If the Combined Assets subsequently increase to more than $500 million due to contributions, and the net contributions over time are at least $500 million, beginning with the first calendar month following the date on which such increase occurred, the fee shall be at the annual rate of 0.47% of the average daily net assets allocated to Artisan Partners. For purposes of computing Artisan Partners’ fee, the term “Combined Assets” shall mean the sum of: (a) the net assets of The International Equity Portfolio of the HC Capital Trust managed by Artisan Partners; and (b) the net assets of The Institutional International Equity Portfolio of the HC Capital Trust managed by Artisan Partners. Prior to January 1, 2017, the fees payable to Artisan Partners were calculated separately for each Portfolio.

(11)

For its services to The International Equity and The Institutional International Equity Portfolios, Causeway is compensated at an annual rate of 0.45% of the average net assets of The International Equity and The Institutional International Equity Portfolios allocated to Causeway.

(12)

Pursuant to an Adoption Agreement dated January 31, 2018 in connection with the BNY Mellon Reorganization noted above, BNY Mellon AMNA adopted each of the existing Portfolio Management Agreements of Standish, TBCAM or Mellon Capital and each such agreement was amended to change all references to any of Standish, TBCAM or Mellon Capital to BNY Mellon AMNA, effective February 1, 2018. For its services to The Emerging Markets Portfolio, BNY Mellon AMNA is compensated at an annual rate of 0.90% of average net assets for the first $50 million in Portfolio assets, 0.85% for the next $50 million in such assets, 0.70% for the next $100 million in such assets, 0.55% on the next $200 million in such assets, and 0.50% for such assets over $400 million.

(13)

For its services to The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio, PIMCO is compensated at an annual rate of 0.25% of the average net assets of each Portfolio assigned to PIMCO. With respect to The Commodity Returns Strategy Portfolio, PIMCO is compensated at an annual rate of 0.49% of that portion of the Portfolio allocated to PIMCO. For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios with respect to the RAFI US Multifactor Strategy, PIMCO receives an annual fee from each Portfolio, at the annual rate of 0.175% of the first $600 million of the Combined RAFI US Multifactor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI US Multifactor Strategy Assets; and 0.125% on Combined RAFI US Multifactor Strategy Assets over $1.3 billion. Should these aggregate assets fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%; however, for the twelve month period ending November 1, 2019, this fee for the minimum asset requirement is being voluntarily waived to 0.175% of each Portfolio’s average daily net assets of the account. The term “Combined RAFI US Multifactor Strategy Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to PIMCO’s RAFI US Multifactor Strategy from time-to-time.

(14)

For its services to The Intermediate Term Municipal Bond II Portfolio and The Short Term Municipal Bond Portfolio, Breckinridge is compensated at an annual rate of 0.125% of the average net assets of each Portfolio. Breckinridge became a Specialist Manager and began providing investment management serves to The Intermediate Term Municipal Bond II Portfolio on July 13, 2010.

(15)

Pursuant to an Adoption Agreement dated January 31, 2018 in connection with the BNY Mellon Reorganization noted above, BNY Mellon AMNA adopted each of the existing Portfolio Management Agreements of Standish, TBCAM or Mellon Capital and each such agreement was amended to change all references to any of Standish, TBCAM or Mellon Capital to BNY Mellon AMNA, effective February 1, 2018. For its services to The Intermediate Term Municipal Bond Portfolio, BNY Mellon AMNA is compensated at the annual rate of 0.25% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to BNY Mellon AMNA and 0.15% of those Combined Assets (as defined below) exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For the purposes of computing BNY Mellon AMNA’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by BNY Mellon AMNA in The Intermediate Term Municipal Bond Portfolio and certain other assets managed by BNY Mellon AMNA for clients of Hirtle Callaghan and Co., LLC.

(16)

For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Advisory Research, which succeeded Cupps Capital Management LLC (“Cupps”) as Specialist Manager of the Portfolios in September 30, 2016, receives a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85%. Prior to September 30, 2016, Cupps was entitled to receive a fee based on the average daily net asset value of that portion of each Portfolio allocated to it, at an annual rate of 0.85% and received the fees for such periods indicated above.

(17)

For its services to The Institutional International Equity Portfolio, Lazard receives at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the assets of the Portfolio that may, from time to time be allocated to Lazard.

(18)

For its services to The Fixed Income Opportunity Portfolio, Fort Washington receives a fee at the annual rate of 0.40% of the first $25 million of the Combined Assets (as defined below) that may, from time to time, be allocated to it by the Adviser, 0.375% of the next $25 million, 0.3375% of the next $50 million, 0.25% of the next $100 million and 0.20% on all assets allocated to Fort Washington if the average daily net assets exceeds $200 million. For the purposes of computing Fort Washington’s fee for the Portfolio, the term “Combined Assets” shall mean the consolidated total amount of the assets managed by Fort Washington in The Fixed Income Opportunity Portfolio and certain other assets managed by Fort Washington for clients of Hirtle Callaghan and Co., LLC.

(19)

For its services to The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Ariel receives an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million and 0.50% of Combined Assets exceeding $20 million.

(20)

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%.

Prior to its termination on August 27, 2018, Cadence received, for its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, a fee calculated based on the average daily net assets of that portion of the assets of each Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of each Portfolio’s assets allocated to the designated asset class (“Designated Assets”): Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets; Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets; Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets; and Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

(21)  For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets committed to the Defensive Equity Strategy over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.05% of the Targeted Strategy Assets committed to the Targeted Strategy. Targeted Strategy Assets means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time for investment using the Targeted Strategy. Parametric shall also be entitled to receive a flat fee of $5,000 per year per Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy Assets. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio, Parametric receives a fee from each Portfolio, calculated daily and payable monthly in arrears, at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Core Assets (as defined below) committed to Parametric’s Tax-Managed Custom Core Strategy; 0.09% of the next $250 million of the Combined Tax-Managed Custom Core Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Core Assets; and 0.07% on Combined Tax-Managed Assets over $1 billion. If, at the close of business on September 30, 2019, the Combined Assets under this Agreement are less than $500 million, the fee for the first $250 million shall be permanently increased to 0.13% of the first $250 million of the Combined Assets; 0.09% of the next $250 million of the Combined Assets; 0.08% of the next $500 million of the Combined Assets; and 0.07% of the Combined Assets over $1 billion. Parametric did not manage assets in the Tax-Managed Custom Core Strategy for any of these Portfolios during the periods shown in the table. For its services, with respect to the RAFI US Multifactor Strategy, for The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”), Parametric receives a fee from PIMCO pursuant to a Sub-adviser agreement between Parametric and PIMCO.

(22)	For its services to The Fixed Income Opportunity Portfolio, WAMCO receives a fee at the annual rate of 0.75% of the average daily net assets of that portion of the Portfolio allocated to WAMCO.
(23)	For its services to The Fixed Income Opportunity Portfolio, CLIM is compensated at an annual rate of 0.45% of the average net assets of Portfolio assigned to CLIM.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, CLIM receives a fee from each Portfolio at the annual rate of 0.80% for the first $50 million of the “Combined Assets” of that portion of the Portfolio allocated to CLIM and 0.40% of those Combined Assets (as defined below) exceeding $50 million. For the purposes of computing CLIM’s fee for these Portfolios, the term “Combined Assets” shall mean the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of Hirtle Callaghan and Co., LLC.

For its services to The Emerging Markets Portfolio, CLIM receives a fee from the Portfolio at the annual rate of 1.00% for the first $100 million of the “Combined Assets” of that portion of the Portfolio allocated to CLIM, 0.80% of those Combined Assets (as defined below) over $100 million to $200 million, and 0.50% of those “Combined Assets” over $200 million. For the purposes of computing CLIM’s fee for this Portfolio, the term “Combined Assets” shall mean the sum of the average daily net assets managed by CLIM in The Emerging Markets Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of Hirtle Callaghan and Co., LLC.

For its services to The Intermediate Term Municipal Bond Portfolio, CLIM is compensated at the annual rate of 0.45%. Prior to July 27, 2018, CLIM received a fee of 0.25% for the first $100 million of the assets of that portion of the Portfolio allocated to CLIM and 0.15% of those assets exceeding $100 million, subject to a maximum annual fee of 0.20% of the average daily of net assets of the Portfolio. For its services to The Intermediate Term Municipal Bond II Portfolio, CLIM is compensated at an annual rate of 0.45%. Prior to July 27, 2018, CLIM received a fee of 0.125% of the average daily net assets of the Portfolio. CLIM became a Specialist Manager and began providing investment management services to The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio on June 13, 2018.

(24)

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt is compensated at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. For its services to The ESG Growth Portfolio and The Catholic SRI Growth Portfolio, Agincourt is compensated at an annual rate of 0.12% of the average daily net assets of that portion of the Portfolio that is managed by Agincourt.

(25)

For its services with respect to the portion of The Commodity Returns Strategy Portfolio allocated to Vaughan Nelson from time to time (the “Account”), Vaughan Nelson shall receive a fee calculated at an annual rate and payable quarterly in arrears based on the Average Quarterly Net Assets of the Combined Assets (as defined below) of 0.35% of the first $25 million of the Combined Assets, 0.25% of the next $75 million of Combined Assets and 0.20% of the Combined Assets exceeding $100 million. For purposes of calculating fees, the term “Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which the Adviser serves as investment adviser and for which Vaughan Nelson provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account. “Average Quarterly Net Assets” shall mean the average of the average daily net asset values of the Account and/or the average of the net asset values of the Other Hirtle Accounts, as the case may be, as of the last business day of each of the three months in the calendar quarter.

(26)

For its services with respect to the portion of The Emerging Markets Portfolio allocated to RBC GAM from time to time (the “Account”), RBC GAM receives a fee calculated at an annual rate of 0.80% of the first $100 million of Combined Assets; 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million. Combined Assets refers to the aggregate of all assets of the Portfolio managed by RBC GAM and any assets of other clients of the Adviser managed by RBC GAM using the same strategy.

ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 4400 Easton Commons, Suite 200, Columbus, OH 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).

Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; and (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto. As administrator, Citi maintains certain books and records of the Trust that are required by applicable federal regulations. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee which is computed daily and paid monthly in arrears, is calculated at an annual rate of 0.0506% of the Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0276% of the Portfolios’ average daily net assets in excess of $12 billion.

For the fiscal years ended June 30, 2016, 2017 and 2018, Citi, as Administrator received administration fees in accordance with the agreement in effect at the time in the following amounts for each of the Portfolios (amounts in thousands):

	FISCAL YEAR END June 30, 2018	FISCAL YEAR ENDED June 30, 2017	FISCAL YEAR ENDED June 30, 2016
The Value Equity Portfolio	$179	$186	$164
The Institutional Value Equity Portfolio	$246	$227	$248
The Growth Equity Portfolio	$227	$229	$224
The Institutional Growth Equity Portfolio	$313	$291	$355
The Small Capitalization—Mid Capitalization Equity Portfolio	$36	$45	$42
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$53	$47	$59
The Real Estate Securities Portfolio	$34	$34	$46
The Commodity Returns Strategy Portfolio	$298	$310	$331
The ESG Growth Portfolio	$69	$90	$75	(a)
The Catholic SRI Growth Portfolio	$30	$51	$22	(b)
The International Equity Portfolio	$393	$423	$420
The Institutional International Equity Portfolio	$764	$753	$844
The Emerging Markets Portfolio	$528	$549	$524
The Core Fixed Income Portfolio	$113	$124	$100
The Fixed Income Opportunity Portfolio	$233	$234	$256
The U.S. Government Fixed Income Securities Portfolio	$90	$91	$87
The Inflation Protected Securities Portfolio	$107	$106	$143
The U.S. Corporate Fixed Income Securities Portfolio	$92	$90	$87
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$141	$133	$106
The Short-Term Municipal Bond Portfolio	$20	$12	$12
The Intermediate Term Municipal Bond Portfolio	$137	$137	$135
The Intermediate Term Municipal Bond II Portfolio	$32	$33	$30

(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

Under a Compliance Services Agreement between the Trust and Citi, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer (“CCO”), and assisting in preparing or providing documentation for the Trust’s CCO to deliver to the Board. Citibank, N.A. (“Citibank”) serves as the securities lending agent to the Trust. As the securities lending agent, Citibank is responsible for the implementation and administration of the securities lending program pursuant to a Global Securities Lending Agency Agreement (“Securities Lending Agreement”). Citibank acts as agent to the Trust to lend available securities with any person on its list of approved borrowers, including Citibank and certain of its affiliates. Citibank determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. Citibank ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the applicable Portfolio’s relevant account on the date such amounts are delivered by the borrower to Citibank. Citibank receives and holds, on the Portfolio’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. Citibank marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, Citibank returns the collateral to the borrower upon the return of the loaned securities to Citibank. Citibank invests cash collateral in accordance with the Securities Lending Agreement. Citibank maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Portfolios a monthly statement describing the loans made, and the income derived from the loans, during the period. Citibank performs compliance monitoring and testing of the securities lending program and provides quarterly reports to the Trust’s Board of Trustees. The Portfolios, except for The Real Estate Securities Portfolio, The ESG Growth Portfolio, The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected

Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio, which did not engage in securities lending activities, earned income and paid fees and compensation to service providers related to their securities lending activities during the most recent fiscal year:

	Value	Inst’l Value	Growth	Inst’l Growth	Small-Mid	Inst’l Small Mid Cap	Commodity	Catholic SRI
Gross income from securities lending activities	$91,583	$110,553	$56,418	$76,297	$63,137	$119,534	$194,015	$12
Fees and/or compensation for securities lending activities and related services:
Fees paid to securities lending agent from revenue split	$18,271	$22,065	$11,319	$15,348	$12,957	$24,016	$38,369	$2
Fees paid for any cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$0	$0	$0	$0	$0	$0	$0	$0
Administrative fees not included in the revenue split	$0	$0	$0	$0	$0	$0	$0	$0
Indemnification fees not included in the revenue split	$0	$0	$0	$0	$0	$0	$0	$0
Rebate (paid to borrow)	$0	$0	$0	$0	$0	$0	$0	$0
Other fees not included in revenue split	$0	$0	$0	$0	$0	$0	$0	$0
Aggregate fees and/or compensation for securities lending activities	$18,271	$22,065	$11,319	$15,348	$12,957	$24,016	$38,369	$2
Net income from securities lending activities	$73,312	$88,488	$45,099	$60,949	$50,180	$95,518	$155,646	$10

	International	Inst’l International	Emerging Markets	Fixed Income Opportunity
Gross income from securities lending activities	$463,801	$1,047,279	$367,128	$637,399
Fees and/or compensation for securities lending activities
Fees paid to securities lending agent from revenue split	$92,778	$209,673	$72,725	$127,974
Fees paid for any cash collateral management services	$0	$0	$0	$0
Administrative fees not included in the revenue split	$0	$0	$0	$0
Indemnification fees not included in the revenue split	$0	$0	$0	$0
Rebate (paid to borrow)	$0	$0	$0	$0
Other fees not included in revenue split	$0	$0	$0	$0
Aggregate fees and/or compensation for securities	$92,778	$209,673	$72,725	$127,974
Net income from securities lending activities	$371,023	$837,606	$294,403	$509,425

FIS Investor Services LLC (“FIS”), formerly, SunGard Investor Services LLC, serves as the Trust’s Transfer Agent pursuant to an agreement approved by the Board on March 10, 2015. FIS will receive, for performing the services listed under its agreement, a fee, which is paid monthly, calculated at an annual rate of: 0.0034% of the Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Portfolios’ average daily net assets between $6 billion and $12 billion, and 0.0019% of the Portfolios’ average daily net assets in excess of $12 billion. The offices of the Transfer Agent are located at 4249 Easton Way, Suite 400, Columbus, OH 43219.

Unified Financial Securities, LLC (“Unified”) serves as the Trust’s principal underwriter pursuant to an agreement approved by the Board on January 1, 2016. Unified is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC. Because shares of the Trust’s Portfolios are available only to clients of the Adviser and financial intermediaries that have established a relationship with the Adviser, the services to be provided by Unified are limited. Unified will receive an annual fee of $50,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at 9465 Counselor’s Row, Suite 200, Indianapolis, IN 46240. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services LLC (“Alaric”), 800 Third Ave., 11th Floor, New York, NY, 10022 provides CCO services to the Trust and its Portfolios pursuant to a Compliance Services Agreement. Alaric makes an Alaric employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers.

State Street Bank and Trust Company is the Trust’s custodian. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s Portfolios. The custodian is compensated at the rate of 0.01% of the first $2 billion, 0.0075% of the next $3 billion, and 0.005% of the assets in excess of $5 billion of the Trust’s domestic assets, 0.0225% of the Trust’s foreign assets in developed countries. With respect to securities from emerging markets, the custodian is compensated at rates ranging from 0.07% to 0.50% depending upon the particular market in question. The offices of the custodian are located at State Street Financial Center, 1 Lincoln Street, Boston, MA 02111.

FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES

As stated in the Prospectuses, the Trust currently offers twenty-two portfolios, each of which are presented in this Statement of Additional Information, each with its own investment objectives and policies. These portfolios are: The Equity Portfolios—The Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, Real Estate Securities, International Equity, Emerging Markets, Commodity Returns Strategy, ESG Growth and Catholic SRI Growth Portfolios; The Institutional Equity Portfolios—The Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization—Mid Capitalization Equity, Institutional International Equity Portfolios; and The Income Portfolios—The Core Fixed Income, Fixed Income Opportunity, U.S. Government Fixed Income Securities, Inflation Protected Securities, U.S. Corporate Fixed Income Securities, U.S. Mortgage/Asset Backed Fixed Income Securities, Short-Term Municipal Bond, Intermediate Term Municipal Bond and Intermediate Term Municipal Bond II Portfolios.

The following discussion supplements the prospectus discussion of the investment risks associated with the types of investments in which the Portfolios are entitled to invest. The table below summarizes these investments. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectuses and in this Statement of Additional Information.

Further, as indicated in the Prospectuses, that portion of the assets of the Value Equity, Growth Equity, Small Capitalization—Mid Capitalization Equity, International Equity, Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization—Mid Capitalization, Institutional International Equity, Emerging Markets, Real Estate Securities and Commodity Related Securities Portfolios (“Index Accounts”) that have been or may be allocated to Cadence and/or BNY Mellon AMNA and the indexing strategies that those Specialist Managers have been retained to provide, may be invested exclusively in securities included in the benchmark index associated with those Portfolios, respectively, provided that Cadence and/or BNY Mellon AMNA are authorized to and may use certain derivative instruments solely for the purpose of gaining market exposure consistent with such index strategy and provided further that the Index Accounts may temporarily hold non-index names due to corporate actions (i.e., spin-offs, mergers, etc.).

Additionally, to enable The Commodity Returns Strategy Portfolio to achieve its investment objective through commodity, economic and investment cycles, the Portfolio seeks to augment its equity returns by reinforcing the Specialist Managers’ commodity views via exposure to commodity-linked structured notes. The Portfolio may also anticipate future investments in equities by investing in options and futures contracts. The Portfolio may focus on the securities of particular issuers or industries within the commodity-related industries in which the Portfolio invests, or in particular countries or regions, at different times. The Portfolio intends to gain exposure to the commodity markets in part by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). Among other investments, the Subsidiaries are expected to invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiaries have the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiaries (unlike the Portfolio) may invest without limitation in commodities, commodity-linked swap agreements and other commodity linked derivative instruments as well as make short sales of securities, maintain a short position or purchase securities on margin within the context of a total portfolio of investments designed to achieve the Portfolio’s objectives. The Portfolio and the Subsidiaries may test for compliance with certain investment restrictions on a consolidated basis. The Subsidiaries must, however, comply with the asset segregation requirements (described elsewhere in the SAI) with respect to its investments in commodity-linked swaps and other commodity-linked derivatives as well as short sales. By investing in the Subsidiaries, the Portfolio is indirectly exposed to the risks associated with the Subsidiaries’ investments.

The Equity and Institutional Equity Portfolios

Investment Instrument/Strategy	Value	Growth	Small- Mid Cap	Real Estate	Int’l	Emerging Markets	Inst. Value	Inst. Growth	Inst. Small - Mid Cap	Inst. Int’l	Com- modity	ESG	C SRI Growth
ADRs, EDRs and GDRs	x	x	x	x	x	x	x	x	x	x	x	x	x
Agencies	*	*	*	*	*	*	x	x	*	*	x	*	*
Asset-Backed Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Cash Equivalents	*	*	*	*	*	*	x	x	*	*	x	x	x
Collateralized Mortgage Obligations	—	—	—	—	—	—	x	x	—	—	x	x	x
Commercial Paper	*	*	*	*	*	*	x	x	*		x	x	x
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—	—	—	x	—	—
Common Stock	x	x	x	x	x	x	x	x	x	x	x	x	x
Convertibles	x	x	x	x	x	x	x	x	x	x	x	x	x
Corporates	—	—	—	—	—	—	x	x	—	—	x	x	x
Depositary Receipts	x	x	x	x	x	x	x	x	x	x	x	x	x
Emerging Markets Securities	x	x	x	x	x	x	x	x	x	x	x	x	x
Floaters	*	*	*	—	*	*	x	x	*	*	x	*	*
Foreign Currency	—	—	—	x	x	x	x	x	—	x	x	x	x
Foreign Equity (US $)	x	x	x	x	x	x	x	x	x	x	x	x	x
Foreign Equity (non-US $)	x	x	x	x	x	x	x	x	x	x	x	x	x
Foreign Fixed-Income Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Forwards	x	x	x	x	x	x	x	x	x	x	x	x	x
Futures	x	x	x	x	x	x	x	x	x	x	x	x	x
High Yield Debt Securities	—	—	—	x	—	—	—	—	—	—	x	x	x
Investment Companies	x	x	x	x	x	x	x	x	x	x	x	x	x

Investment Instrument/ Strategy	Value	Growth	Small- Mid Cap	Real Estate	Int’l	Emerging Markets	Inst. Value	Inst. Growth	Inst. Small - Mid Cap	Inst. Int’l	Com- modity	ESG	C SRI Growth
Investment Grade Debt Securities	—	—	—	x	—	—	x	x	—	—	x	x	x
Money Market Funds	x	x	x	x	x	x	x	x	x	x	x	x	x
Mortgage-Backed Securities	—	—	—	x	—	—	x	x	—	—	x	x	x
Mortgage Securities	—	—	—	—	—	—	x	x	—	—	x	x	x
Municipals	—	—	—	—	—	—	x	x	—	—	x	—	—
Options	x	x	x	x	x	x	x	x	x	x	x	x
Preferred Stock	x	x	x	x	x	x	x	x	x	x	x	x	x
REITs	x	x	x	x	x	x	x	x	x	x	x	x	x
Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x	*	x
Reverse Repurchase Agreements	*	*	*	*	*	*	x	x	*	*	x	*	*
Rights	x	x	x	x	x	x	x	x	x	x	x	x	*
Securities Lending	x	x	x	x	x	x	x	x	x	x	x	x	x
Short Sales	x	x	x	x	x	x	x	x	x	x	x	x	x
Step-Up Bonds	—	—	—	—	—	—	x	x	—	—	x	—	*	*
Stripped Mortgage-Backed Securities	—	—	—	—	—	—	x	x	—	—	x	x	—

Investment Instrument/ Strategy	Value	Growth	Small- Mid Cap	Real Estate	Int’l	Emerging Markets	Inst. Value	Inst. Growth	Inst. Small - Mid Cap	Inst. Int’l	Com- modity	ESG	C SRI Growth
Structured Notes	x	x	x	—	x	x	x	x	x	x	x	x	x
Swaps	x	x	x	x	x	x	x	x	x	x	x	x	x
TIPS	—	—	—	—	—	—	x	x	—	—	x	—	x
U.S. Governments	*	*	*	*	*	*	x	x	*	*	x	x	—
Warrants	x	x	x	x	x	x	x	x	x	x	x	x	x
When-Issued Securities	x	x	x	x	x	x	x	x	x	x	x	x	x
Yankees and Eurobonds	—	—	—	—	—	—	x	x	—	—	x	x	x
Zero Coupon Agencies	—	—	—	—	—	—	x	x	—	—	x	—	x

The Income Portfolios

Investment Instrument/Strategy	Core Fixed	Fixed Income Oppy.	U.S. Govt.	Inflation Protected	U.S. Corporate	U.S. Mortgage/Asset Backed	Short- Term	Interm.	Intermediate Term II
Agencies	x	x	x	x	x	x	x	x	x
Asset-Backed Securities	x	x	—	—	—	x	x	x	x
Brady Bonds	x	x	—	—	—	—	—	—	—
Cash Equivalents	x	x	x	x	x	x	x	*	*
Collateralized Bond Obligations	—	x	—	—	—	x	—	—	—
Collateralized Debt Obligations	—	x	—	—	—	x	—	—	—
Collateralized Loan Obligations	—	x	—	—	—	x	—	—	—
Collateralized Mortgage Obligations	x	x	—	—	—	x	—	—	—
Commercial Paper	x	x	x	x	x	x	x	*	*
Commodity-Linked Derivatives	—	—	—	—	—	—	—	—	—
Convertibles	x	x	—	—	—	—	—	—	—
Corporates	x	x	—	—	x	—	—	—	—
Depositary Receipts	x	x	—	—	x	x	—	—	—
Emerging Markets Securities	—	x	—	x	—	—	—	—	—
Floaters	x	x	—	x	—	—	—	—	x
Foreign Currency	x	x	—	x	x	—	—	—	—
Foreign Equity (US $)	—	x	—	—	—	—	—	—	—
Foreign Equity (non-US $)	—	x	—	—	—	—	—	—	—
Foreign Fixed Income Securities	x	x	—	x	—	—	—	—	—
Forwards	x	x	x	x	x	x	x	x	x
Futures	x	x	x	x	x	x	x	x	x
High Yield Securities	x	x	—	x	—	—	—	x	—
Inverse Floaters	x	x	—	x	—	—	—	—	—
Investment Companies	x	x	x	x	x	x	x	x	x
Loan (Participations and Assignments)	—	x	—	—	—	x	x	—	—

Investment Instrument/Strategy	Core Fixed	Fixed Income Oppy.	U.S. Govt.	Inflation Protected	U.S. Corporate	U.S. Mortgage/Asset Backed	Short- Term	Interm.	Intermediate Term II
Mortgage Securities	x	x	—	—	—	x	x	x	x
Municipals	x	x	-x	-x	x	-x	x	x	x
Options	x	x	x	x	x	x	x	—	—
Preferred Stock	x	x	—	—	x	—	—	—	—
REITS	—	x	—	—	—	—	—	—	—
Repurchase Agreements	*	*	*	*	*	*	*	*	*
Reverse Repurchase Agreements	*	*	*	*	*	*	*	*	*
Rights	x	x	—	—	—	—	—	x	x
Stripped Mortgage-Backed Securities	x	x	—	—	—	x	—	—	—
Securities Lending	x	x	x	x	x	x	x	x	x
Short Sales	x	x	x	x	x	x	x	x	x
Step-Up Bonds	x	x	—	—	—	—	—	—	—
Structured Investments	x	x	—	—	x	—	x	x	x

Investment Instrument/Strategy	Core Fixed	Fixed Income Oppy.	U.S. Govt.	Inflation Protected	U.S. Corporate	U.S. Mortgage/Asset Backed	Short- Term	Interm.	Intermediate Term II
Structured Notes	x	x	—	—	x	—	x	x	x
Swaps	x	x	x	—	x	x	x	x	x
TIPs	x	x	x	x	x	—	x	x	x
U.S. Governments	x	x	x	x	x	x	x	x	x
Warrants	—	x	—	—	—	—	—	—	—
When-Issued Securities	x	x	—	—	—	—	x	x	x
Yankees and Eurobonds	x	x	—	x	x	x	—	—	—
Zero Coupons Agencies	x	x	x	—	x	x	x	—	—

x	Allowable investment
-	Not an allowable investment
*	Money market instruments for cash management or temporary purposes

FOREIGN INVESTMENTS.

FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on U.S. exchanges and in the over-the-counter markets. Generally, they are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. The Equity and Institutional Equity Portfolios are permitted to invest in ADRs. Additionally, these Portfolios may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. Both EDRs and GDRs may be issued in bearer form and denominated in currencies other than U.S. dollars, and are generally designed for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. The depositary receipts are securities that demonstrate ownership interests in a security or pool of securities that have been placed with a ‘depository.’ ADR, EDR or GDR programs and other depositary receipts may be sponsored or unsponsored. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result. For other depositary receipts, the depository may be foreign or a U.S. entity, and the underlying securities may have a foreign or U.S. issuer.

The foreign government securities in which certain Portfolios may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. A Portfolio may invest in foreign government securities in the form of ADRs as described above. The Real Estate Securities Portfolio may invest without limit in equity securities of non-U.S. real estate companies, or sponsored and unsponsored depositary receipts for such securities.

In a referendum held on June 23, 2016, citizens of the United Kingdom voted to leave the European Union (“EU”), creating economic and political uncertainty in its wake. On March 29, 2017, the United Kingdom invoked Article 50 of the Lisbon Treaty to withdraw from the EU. There remains, however, a significant degree of uncertainty relating to how negotiations for the United Kingdom’s withdrawal will be conducted, as well as the potential consequences of, and precise timeframe for, this withdrawal. The United Kingdom has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the United Kingdom. The Treaty provides for a two-year negotiation period, which may be shortened or extended by agreement of the parties. During, and possibly after, this period there is likely to be considerable uncertainty as to the position of the United Kingdom and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, if they are considered to be impacted by these events.

The impact of the referendum in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

DIRECT CHINA INVESTMENTS Historically, investments in stocks, bonds, and warrants listed and traded on a Mainland China stock exchange, investment companies, and other financial instruments (collectively referred to as “China Securities”) approved by the China Securities Regulatory Commission (“CSRC”) were not eligible for investment by non-Chinese investors.

The Emerging Markets Portfolio, however, may purchase certain Shanghai Stock Exchange (“SSE”) listed eligible China A shares via the Shanghai-Hong Kong Stock Connect program (“Stock Connect”). Stock Connect allows investors to trade and settle such SSE eligible shares via the Stock Exchange of Hong Kong Limited (“HKEx”) and clearing house. To the extent that the Emerging Markets Portfolio’s investments in China are made through Stock Connect, such investments may be subject to additional risk factors.

The list of eligible China A shares is provided by HKEx from time to time. If a share ceases to be an eligible China A share but continues to be an SSE listed share, the Emerging Markets Portfolio will only be allowed to sell such China A shares and will be restricted from buying additional shares. The trading and settlement currency of China A shares are in Chinese Yuan Renminbi and the Emerging Markets Portfolio will be exposed to currency risks due to the conversion of another currency into Renminbi. The Emerging Markets Portfolio trades SSE listed shares through a broker that is a Stock Connect participant. SSE listed shares will be settled by the Hong Kong Securities Clearing Company (“HKSCC”) with ChinaClear, the central clearinghouse in the People’s Republic of China (“PRC”), on behalf of Hong Kong investors. During the settlement process, HKSCC will act as nominee on behalf of Hong Kong executing brokers, and as a result, SSE listed shares will not be in the name of the Emerging Markets Portfolio, its custodian, or any of its brokers during this time period.

While the Emerging Markets Portfolio’s ownership of the shares will be reflected on the books of the custodian’s records, the Emerging Markets Portfolio will only have beneficial rights in the shares. Stock Connect regulations provide that investors, such as the Emerging Markets Portfolio, enjoy the rights and benefits of SSE listed shares purchased through Stock Connect. However, Stock Connect is a new program, and the status of the Emerging Markets Portfolio’s beneficial interest in Stock Connect securities is untested.

The Portfolio also would be exposed to counterparty risk with respect to ChinaClear. In the event of the insolvency of ChinaClear, the Emerging Markets Portfolio’s ability to take action directly to recover the Portfolio’s assets may be limited. The HKSCC, as nominee holder, would have the exclusive right, but not the obligation, to take any legal action or court proceeding to enforce any rights of investors, such as the Emerging Markets Portfolio. Recovery of Portfolio assets may be subject to delays and expenses, which may be material. Similarly, HKSCC would be responsible for the exercise of shareholder rights with respect to corporate actions (including all dividends, rights issues, merger proposals or other shareholder votes). While HKSCC will endeavor to provide investors with the opportunity to provide voting instructions, investors may not have sufficient time to consider proposals or provide instructions. In addition, the Emerging Markets Portfolio also would be exposed to counterparty risk with respect to HKSCC. A failure or delay by the HKSCC in the performance of its obligations may result in a failure of settlement, or the loss, of Stock Connect securities and/or monies in connection with them and the Emerging Markets Portfolio may suffer losses as a result.

While certain aspects of the Stock Connect trading process are subject to Hong Kong law, PRC rules applicable to share ownership will apply including foreign shareholding restrictions and disclosure obligations applicable to China A shares. In addition, transactions using Stock Connect are not subject to the Hong Kong investor compensation fund or the China Securities Investor Protection Fund.

Investment in Stock Connect securities is subject to various risks associated with the legal and technical framework of Stock Connect. Stock Connect is generally available only on business days when both the HKEx and SSE are open. When either or both the HKEx and SSE is/are closed, investors will not be able to trade Stock Connect securities at times that may otherwise be beneficial to such trades. Because the program is new, the technical framework for Stock Connect has only been tested using simulated market conditions. In the event of high trade volumes or unexpected market conditions, Stock Connect may be available only on a limited basis, if at all.

CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectuses, certain Portfolios may use forward foreign currency exchange contracts and currency swap contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. Certain Portfolios may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which each is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts, currency swaps, and other currency related instruments, together with the risks that may be associated with their use. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

ABOUT CURRENCY TRANSACTIONS AND HEDGING. Certain Portfolios are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS. Certain Portfolios may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the

Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND CURRENCY SWAPS. To the extent indicated in the Prospectuses, the Portfolios may use forward contracts and swaps to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract or swap for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The International Equity, Institutional International Equity, Institutional Value Equity, Institutional Growth Equity, Commodity Returns Strategy, Fixed Income Opportunity, Inflation Protected Securities and Emerging Markets Portfolios may also use forward or swap contracts in connection with specific transactions. In addition, they may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward or swap contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”

The precise matching of the forward or swap contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward or swap contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward and swap contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A Portfolio may enter into forward or swap contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.

At or before the maturity date of a forward or swap contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward or swap contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a Portfolio of engaging in forward or swap contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward and swap contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward or swap contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward and swap contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Certain forward foreign currency contracts do not provide for physical settlement of the underlying currencies but instead provide for settlement by a single cash payment (“non-deliverable forwards”). Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and the SEC, non-deliverable forwards are considered swaps. Although non-deliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information, see “HEDGING INSTRUMENTS AND OTHER DERIVATIVES – SWAP AGREEMENTS” below.

Although the Portfolios value their assets daily in terms of U.S. dollars, no Portfolio intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

HEDGING INSTRUMENTS AND OTHER DERIVATIVES.

OPTIONS. To the extent indicated in the Prospectuses, the Portfolios may, consistent with their investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. With the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio, options may be used only for the purpose of reducing investment risk or to gain market exposure pending investment. The Portfolios mentioned above may invest in options as disclosed in their Prospectuses. The Portfolios may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the OTC markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.

ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.

OPTIONS ON SECURITIES INDICES. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.

OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the Portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the Portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

OPTION WRITING. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio’s Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the Portfolio will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

To the extent that a Portfolio writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Portfolio has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Portfolio were unable to close out such a call option, the Portfolio would not be able to sell the underlying security unless the option expired without exercise.

ADDITIONAL RISK FACTORS OF OTC OPTIONS. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult for the Portfolio to ascertain a market value for the instrument. A Portfolio will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the Specialist Manager anticipates that at least one dealer quote is available.

Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Portfolio will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Portfolio with a third party guarantee or credit enhancement.

FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectuses, the Portfolios may use futures contracts and options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use. As part of their investment strategies, a portion of each Portfolio may invest directly in futures contracts and options on futures contracts to attempt to achieve each Portfolio’s investment objective without investing directly in the underlying futures contract.

ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it buys or sells futures contracts.

STOCK INDEX FUTURES CONTRACTS. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.

FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by a Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.

MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.

There is a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the broker with which the Portfolio has an open position in a futures contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the broker because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the broker’s customers.

With the exception of The Institutional Value Equity, The Institutional Growth Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, a Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a Portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

SWAP AGREEMENTS. A Portfolio may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.

ABOUT SWAP AGREEMENTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) and/or cash flow earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.

The Commodity Returns Strategy Portfolio and The Fixed Income Opportunity Portfolio may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In an uncleared swap, the swap counterparty will be a brokerage firm, bank or other financial institution. During the term of an uncleared swap, a Portfolio is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Portfolio to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including, any early termination payments (“Variation Margin”). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Portfolio. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults on its obligations to a Portfolio, the amount pledged by the counterparty and available to the Portfolio may not be sufficient to cover all the amounts due to the Portfolio and the Portfolio may sustain a loss.

As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and related regulatory developments, which imposed comprehensive regulatory requirements on swaps and swap market participants, certain standardized swaps are subject to mandatory central clearing and trade execution requirements. In a cleared swap, a Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Mandatory exchange-trading and clearing of swaps will occur on a phased-in basis based on CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Portfolio’s investment restriction concerning senior securities. Certain swap agreements may be considered to be illiquid for a Portfolio’s illiquid investment limitations. A Portfolio may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable.

A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, a Portfolio’s risk of loss includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolios are subject to counterparty risk (i.e., the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency). A Portfolio risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, a Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. While the Portfolios will not enter into any swap agreement unless the Specialist Manager believes that the counterparty to the transaction is creditworthy, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Currently, the Portfolios do not typically provide initial margin in connection with swaps. Rules requiring initial margin to be posted by certain market participants for uncleared swaps have, however, been adopted and are being phased in over time. When these rules take effect with respect to the Portfolios, if a Portfolio is deemed to have materials swaps exposure under applicable swap regulations, it will be required to post initial in addition to variation margin.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Portfolio. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Portfolio is also subject to the risk that the FCM could use the Portfolio’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Portfolio may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Portfolio, which may include the imposition of position limits or additional margin requirements with respect to the Portfolio’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

The Portfolios are also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Portfolio may be required to break the trade and make an early termination payment to the FCM.

Swaps that are subject to mandatory clearing are also required to be traded on swap execution facilities (“SEFs”), if any SEF makes the swap available to trade. An SEF is a trading platform where multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform. Transactions executed on an SEF may increase market transparency and liquidity but may require a Portfolio to incur increased expenses to access the same types of swaps that it has used in the past.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap agreement defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Portfolio’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Portfolios and their respective Specialist Manager(s) believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio’s borrowing restrictions. For purposes of each of the Portfolio’s requirements under Rule 12d3-1 where, for example, a Portfolio is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) , the mark-to-market value will be used to measure the Portfolio’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Portfolio’s issuer exposure for purposes of Section 5b-1.

A Portfolio may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Portfolio or to effect investment transactions consistent with the Portfolio’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Portfolio may therefore treat all swaps as subject to their limitation on illiquid investments.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Specialist Manager, under the supervision of the Board of Trustees and the Adviser, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.

Synthetic Equity Swaps. Certain Portfolios may also enter into synthetic equity swaps, in which one party to the contract agrees to pay the other party the total return earned or realized on a particular “notional amount” of value of an underlying equity security including any dividends distributed by the underlying security. The other party to the contract makes regular payments, typically at a fixed rate or at a floating rate based on LIBOR or other variable interest rated based on the notional amount. The notional amount is not invested in the reference security. Similar to currency swaps, synthetic equity swaps are generally entered into on a net basis, which means the two payment streams are netted out and the Portfolio will either pay or receive the net amount. The Portfolio will enter into a synthetic equity swap instead of purchasing the reference security when the synthetic equity swap provides a more efficient or less expensive way of gaining exposure to a security compared with a direct investment in the security.

OTHER HEDGING INSTRUMENTS. Generally, a Portfolio’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made. Certain of the Portfolios may make such investments, some of which are described below.

The Portfolios may invest in exchange-traded funds (“ETFs”) as part of each Portfolio’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolios invest and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Portfolios. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.

The Portfolios may invest in ETFs that are consistent with the Portfolio’s investment strategy, as well as Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities. The Portfolios may invest in certain ETFs in excess of the normal statutory limits in reliance on exemptive orders that have been issued to the entities issuing shares in those ETFs, provided that certain conditions are met.

COMMODITY-LINKED DERIVATIVES. The Commodity Returns Strategy Portfolio may invest in instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices such as “commodity-linked” or “index-linked” notes. These instruments are sometimes referred to as “structured notes” because the terms of the instrument may be structured by the issuer of the note and the purchaser of the note, such as the Portfolio.

The values of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes expose the Portfolio economically to movements in commodity prices, but a particular note has many features of a debt obligation. These notes also are subject to credit and interest rate risks that in general affect the value of debt securities. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest rate payments.

Structured notes may involve leverage, meaning that the value of the instrument will be calculated as a multiple of the upward or downward price movement of the underlying commodity future or index. The prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities in periods of rising inflation. Of course, there can be no guarantee that the Portfolio’s commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions.

Commodity-linked notes may be issued by US and foreign banks, brokerage firms, insurance companies and other corporations. In addition to fluctuating in response to changes in the underlying commodity assets, these notes will be subject to credit and interest rate risks that typically affect debt securities.

The commodity-linked instruments may be wholly principal protected, partially principal protected or offer no principal protection. With a wholly principal protected instrument, the Portfolio will receive at maturity the greater of the par value of the note or the increase in value of the underlying index. Partially protected instruments may suffer some loss of principal up to a specified limit if the underlying index declines in value during the term of the instrument. For instruments without principal protection, there is a risk that the instrument could lose all of its value if the index declines sufficiently. The Specialist Managers’ decisions on whether and to what extent to use principal protection depend in part on the cost of the protection. In addition, the ability of the Portfolio to take advantage of any protection feature depends on the creditworthiness of the issuer of the instrument.

Commodity-linked derivatives are generally hybrid instruments which are excluded from regulation under the CEA and the rules thereunder, so that the Portfolio will not be considered a “commodity pool.” Additionally, from time to time the Portfolio may invest in other hybrid instruments that do not qualify for exemption from regulation under the CEA.

Participation Notes. The Funds may invest in participation notes (“P-notes”), which are instruments that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. P-notes typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk. P-notes also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

COMMODITY POOL OPERATOR REGULATION AND EXCLUSIONS. With respect to the Commodity Returns Strategy Portfolio, the Adviser is registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and is subject to CFTC regulation with respect to that Portfolio. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Portfolio as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Portfolio’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Portfolio, the Portfolio may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved the Portfolio, its investment strategies or its prospectus. In addition, with respect to the Commodity Returns Strategy Portfolio, the Adviser is relying upon an exemption from registration as a “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

With respect to each Portfolio other than The Commodity Returns Strategy Portfolio (each, an “Excluded Portfolio”), the Adviser has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Excluded Portfolios, the Adviser is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require each Excluded Portfolio, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. Because the Adviser and the Excluded Portfolios intend to comply with the terms of the CPO exclusion, an Excluded Portfolio may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Excluded Portfolios are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Excluded Portfolios, their investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which the Adviser relies requires each Excluded Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Excluded Portfolio’s positions in commodity interests may not exceed 5% of the liquidation value of the Excluded Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Excluded Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Excluded Portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Excluded Portfolios may not be marketed as commodity pools or otherwise as vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, an Excluded Portfolio can no longer satisfy these requirements, the Adviser would withdraw its notice claiming an exclusion from the definition of a CPO, and the Adviser would be subject to registration and regulation as a CPO with respect to the Excluded Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Excluded Portfolio, the Excluded Portfolio may incur additional compliance and other expenses.

NON-DIVERSIFICATION

Each of the Real Estate Securities Portfolio and The Catholic SRI Growth Portfolio is classified as a non-diversified investment portfolio under the 1940 Act. As such, there is no limit under the 1940 Act on the percentage of assets which can be invested in any single issuer. An investment in one of these Portfolios, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of such Portfolio. Any economic, political, or regulatory developments affecting the value of the securities in one of these Portfolios will have a greater impact on the total value of such Portfolio than would be the case if the Portfolio were diversified among more issuers. Each Portfolio intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This undertaking requires that at the end of each quarter of the Portfolio’s taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer. Notwithstanding its classification The Catholic SRI Growth Portfolio is currently operating as a diversified portfolio.

INDEX INVESTING

A portion of the assets of certain Portfolios may at times be committed to investing assets in a manner that replicates the performance of an appropriate benchmark index. At times, subsets of these indices may also be used as a basis for selecting securities for such a portion of a Portfolio. This passive investment style would differ from the active management investment techniques used with respect to the Portfolios’ other assets. Rather than relying upon fundamental research, economic analysis and investment judgment, this approach uses automated statistical analytic procedures that seek to track the performance of a selected stock index or subset thereof.

INVESTMENT COMPANY SECURITIES

The Adviser or the Specialist Managers may also acquire, on behalf of a Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. A Portfolio may also invest in shares of another Portfolio of the Trust (“Affiliated Portfolio”) to the extent that such investments are consistent with the acquiring Portfolio’s investment objectives, policies and restrictions are permissible under the Investment Company Act. The Investment Manager will voluntarily waive advisory fees payable by the Portfolio in an amount equal to 100% of the advisory fee the Investment Manager receives from an Affiliated Portfolio as a result of the Portfolio’s investment in the Affiliated Portfolio.

To the extent that a Portfolio invests in investment companies that themselves invest in securities that would satisfy any applicable minimum investment policy of the Portfolio, such investments will be included, on a “look-through” basis, in that minimum investment policy for compliance purposes.

MONEY MARKET INSTRUMENTS

BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes; The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and the Income Portfolios may acquire these instruments as described in the Prospectuses. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Portfolio and an issuer, and are not normally traded in a secondary market. A Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.

REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of that Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and a Portfolio has not perfected a security interest in the security acquired, that Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Portfolio has outstanding repurchase agreements, a Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

SECURITIES LENDING. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Portfolio bears the risk of such investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which a Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

MORTGAGE-BACKED SECURITIES. Certain Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured entirely or primarily by “pools” of residential or commercial mortgage loans or other assets. A Portfolio may invest in mortgage-backed securities issued by U.S. government agencies and government-sponsored entities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since those entities are considered to be instrumentalities of the United States. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates as well as early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) that are not insured or guaranteed. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in securities that are REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The relevant Specialist Managers believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the relevant Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the relevant Specialist Manager will monitor the average life of the Portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios’ policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the relevant Specialist Manager will be the actual average life of such securities.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

Also, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC to provide them with capital in exchange for senior preferred stock. This agreement contains various covenants that severely limit each enterprise’s operations. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. Accordingly, securities issued by Fannie Mae and Freddie Mac involve a risk of nonpayment of principal and interest.

Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities’ mortgage-backed securities.

In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government’s role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMA and FHLMC.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.

COLLATERALIZED DEBT OBLIGATIONS. The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and The Commodity Returns Strategy Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligation of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For both CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs, CLOs and other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

CREDIT RISK TRANSFER SECURITIES. The Fixed Income Opportunity Portfolio may invest in fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other GSEs. These obligations are referred to as “Credit Risk Transfer Securities.” Typically, such Securities are issued at par and have stated final maturities. The Securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a certain pool of residential mortgage loans held in various GSE-guaranteed MBS (“Reference Obligations”). The issuing GSE selects the pool of Reference Obligations based on that GSE’s eligibility criteria. The performance of the Securities will be directly affected by the selection of the Reference Obligations by the GSE. Such Securities are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche of Securities will have credit exposure to the Reference Obligations and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the Reference Obligations, any prepayments by borrowers and any removals of a Reference Obligation from the pool.

While the structure of Credit Risk Transfer Securities mimics the cash flows of a mezzanine securitized tranche, the Securities are not directly linked to the Reference Obligations. Thus, the payment of principal and interest on the Securities is tied to the performance of the pool of Reference Obligations. However, in no circumstances will the actual cash flow from the Reference Obligation be paid or otherwise made available to the holders of the Securities. This is different than in the case of covered notes, where the issuer default would allow investors to have an additional lien on the underlying loans.

The risks associated with an investment in Credit Risk Transfer Securities will be different than the risks associated with an investment in MBS. The Securities are the corporate obligations of the issuing GSE and are not secured by the Reference Obligation, the mortgaged properties or the borrowers’ payments under the Reference Obligations. Holders of the Securities are general creditors of the issuing GSE and will be subject to the risk that the issuing GSE will be unable to meet its obligation to pay the principal and interest of the Securities in accordance with their terms of issuance. The Securities may be considered high risk and complex securities. As a result, in the event that a GSE fails to pay principal or interest on the Securities or goes through a bankruptcy, insolvency or similar proceeding (but conservatorship of Freddie Mac or Fannie Mae would not be considered an “event of default”), holders of Credit Risk Transfer Securities have no direct recourse to the underlying loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such scenario.

REAL ESTATE SECURITIES

REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans.

REITs are sometimes informally characterized as Equity REITs, Mortgage REITs, Hybrid REITs and REOCs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. REOCs are real estate companies that engage in the development, management, or financing of real estate. Typically, they provide services such as property management, property development, facilities management, and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (a) availability of tax-loss carryforwards, (b) operation in non-REIT-qualifying lines of business, and (c) ability to retain earnings.

Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”).

MUNICIPAL SECURITIES

As stated in the Prospectuses, The Short-Term Municipal Bond, The Intermediate Term Municipal Bond, The Intermediate Term Municipal Bond II Portfolios and The U.S. Corporate Fixed Income Securities Portfolio, and to a lesser extent The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio and each of the other Income Portfolios, may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.

The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to “general obligations” and/or “revenue obligations” may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a Portfolio’s investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay principal of or interest on a municipal security when due may be materially affected.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the Prospectuses. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Portfolio’s investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Portfolio’s original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios’ respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Specialist Manager, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of such Portfolio’s limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Specialist Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio, with the exception of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Fixed Income Opportunity Portfolio and The Commodity Returns Strategy Portfolio, may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days’ notice, of all or any part of the Portfolio’s participation interest in the underlying municipal security, plus accrued interest.

MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.

PRE-REFUNDED MUNICIPAL SECURITIES. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value. 2017 legislation commonly known as the Tax Cuts and Jobs Act (“TCJA”) repealed the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.

AUCTION RATE SECURITIES. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Code. For purposes of complying with the 20% limitation on each of the municipal Portfolio’s investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.

A Portfolio’s investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the Investment Company Act. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by that Portfolio.

PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including an Income Portfolio’s distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax. The Short-Term Municipal Bond Portfolio does not currently intend to invest in Private Activity Bonds.

TAX-EXEMPT COMMERCIAL PAPER. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

TENDER OPTION BONDS. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio’s credit quality requirements, to be inadequate. Each Income Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Specialist Manager, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case, there is a risk that an Income Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Income Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

OTHER FIXED INCOME SECURITIES AND STRATEGIES.

HIGH YIELD SECURITIES AND SECURITIES OF DISTRESSED COMPANIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The Fixed Income Opportunity Portfolio invests primarily in such securities. The Real Estate Securities Portfolio, The Core Fixed Income Portfolio and the Intermediate Term Municipal Bond Portfolio may also invest in such securities according to each Portfolio’s Prospectus. High yield securities and securities of distressed companies generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. While any investment carries some risk, certain risks associated with high yield securities and debt securities of distressed companies which are different than those for investment grade are as follows:

1.

The market for high risk, high yield securities and debt securities of distressed companies may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Portfolio to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

2.

Market prices for high risk, high yield securities and debt securities of distressed companies may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities and debt securities of distressed companies may move independently of interest rates and the overall bond market.

3.	The market for high risk, high yield and distressed company securities may be adversely affected by legislative and regulatory developments.

4.

The risk of loss through default is greater for high yield fixed income securities and securities of distressed companies than for investment grade debt because the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates.

Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Portfolio’s net asset value per share.

In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for high yield and distressed company securities (resulting in a greater number of bond defaults) and the value of such securities held by a Portfolio. Current laws, such as those requiring federally insured savings and loan associations to remove investments in such lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

The economy and interest rates may affect high yield securities and debt securities of distressed companies differently than other securities. For example, the prices of such securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment. If an issuer of a security held by a Portfolio defaults, that Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of high yield securities and debt securities of distressed companies as well as the Portfolio’s net asset value. In general, both the prices and yields of such securities will fluctuate.

In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Portfolio’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield and distressed company securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by a Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Specialist Managers perform their own analysis of the issuers of high yield securities and debt securities of distressed companies purchased by a Portfolio. Because of this, a Portfolio’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

The Specialist Managers continuously monitor the issuers of high yield securities and debt securities of distressed companies held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.

CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

WHEN-ISSUED SECURITIES. When-issued transactions involve a commitment to purchase at a predetermined price or yield in which delivery takes place after the customary settlement period for that type of security. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by an Equity Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss. To the extent permitted by applicable law, there is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

INDEBTEDNESS, LOAN PARTICIPATIONS AND ASSIGNMENTS. Certain Portfolios may purchase indebtedness and participations in commercial loans. Loan Participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing indebtedness and Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling indebtedness or a Loan Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire indebtedness and Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower.

A Portfolio may have difficulty disposing of Indebtedness, Assignments and Loan Participations. Since the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. Further, restrictions in the underlying credit agreement could limit the number of eligible purchasers. The lack of a highly liquid secondary market and restrictions in the underlying credit agreement may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity. The secondary market for loan participations is limited and any such participation purchased by Specialist Manager may be regarded as illiquid.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.

Certain Fees Paid to or by the Portfolios. In the process of buying, selling and holding Senior Loans, the Portfolios may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Portfolios buy a Senior Loan they may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Portfolios may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Portfolios may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Portfolios may include amendment fees.

Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with all or a portion of any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, have the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as loosening a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on or direct the seller of the Participation to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Portfolios will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolios its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Portfolios have direct recourse against the borrower, the Portfolios will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the holders of the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Portfolios will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolios and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Portfolios were determined to be subject to the claims of the Agent’s general creditors, the Portfolios might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among other factors. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Portfolios derive interest income will be reduced. However, the Portfolios may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Portfolios’ performance because the Portfolios should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of any fees may mitigate any adverse impact on the Portfolios’ yield.

Other Information Regarding Senior Loans. Certain Portfolios may purchase and retain a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Portfolios may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Portfolio will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for the Portfolio.

Certain Portfolios may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. The Portfolios may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

Certain Portfolios will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be under-collateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, the Portfolios may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.

If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Portfolios’ security interest in the loan collateral or subordinate the Portfolios’ rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect the Portfolios’ performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to the Portfolios or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Portfolios’ security interest in loan collateral. If the Portfolios’ security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, the Portfolios would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Portfolios could also have to refund interest (see the prospectus for additional information).

Certain Portfolios may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolios’ purchase of a Senior Loan. Certain Portfolios may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Specialist Manager, may enhance the value of a Senior Loan or would otherwise be consistent with the Portfolios investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

TRADE CLAIMS. Certain Portfolios may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded OTC. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

Structured products include instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract.

Structured Notes. Structured notes are derivative instruments, the interest rate or principal of which is determined by reference to changes in value of a specific security, reference rate, or index. Indexed securities, similar to structured notes, are typically, but not always, debt securities whose value, maturity or coupon rate is determined by reference to other securities. The performance of a structured note or indexed security is based upon the performance of the underlying instrument.

The terms of a structured note may provide that, in certain circumstances, no principal is due on maturity and, therefore, may result in loss of investment. Structured notes may be indexed positively or negatively to the performance of the underlying instrument such that the appreciation or deprecation of the underlying instrument will have a similar effect on the value of the structured note at maturity or of any coupon payment. In addition, changes in the interest rate and value of the principal at maturity may be fixed at a specific multiple of the change in value of the underlying instrument, making the value of the structured note more volatile than the underlying instrument. Further, structured notes may be less liquid and more difficult to price accurately than less complex securities or traditional debt securities

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Portfolio would receive as an investor in the trust. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Commodity-Linked Notes. The Commodity Returns Strategy Portfolio may invest in commodity linked notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodity Returns Strategy Portfolio will only invest in commodity-linked structured products that qualify under applicable rules of the U.S. Commodity Futures Trading Commission (“CFTC”) for an exemption from the provisions of the CEA.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

ZERO COUPON SECURITIES. Zero coupon securities are debt securities that make no coupon payment but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of a Portfolio’s limitation on investments in illiquid securities.

INFLATION-INDEXED SECURITIES. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (CPI). Inflation indexed securities may be issued by the U.S. government, by agencies and instrumentalities of the U.S. government, and by corporations. There are two common ways that these securities are structured. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Inflation generally erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. Investors in inflation-indexed securities funds who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund’s income distributions. Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

Coupon payments that a fund receives from inflation-indexed securities are included in the fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders). It may be necessary for the fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.

TREASURY INFLATION PROTECTED SECURITIES (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments that provide a ‘real rate of return’ by adjusting interest and principal payments for the impact of inflation. This periodic inflation adjustment of U.S. inflation-indexed securities is tied to the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics. CPI measures the change in the cost of a fixed basket of consumer goods and services, such as transportation, food, and housing. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES AND PRIVATE PLACEMENTS. The Portfolios may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities” or “Private Placements”)) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio’s limitation on the purchase of illiquid securities, unless a Portfolio’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Portfolio in Rule 144A Securities. The Trust’s Board of Trustees may adopt guidelines and delegate to the Specialist Managers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Portfolio’s investments in illiquid securities are subject to the risk that should a Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio’s net assets could be adversely affected.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Portfolio’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Portfolio may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Trust’s Board of Trustees, the Specialist Manager determines the liquidity of a Portfolio’s investments. In determining the liquidity of a Portfolio’s investments, the Specialist Manager may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.

PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. Each Portfolio may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

If the convertible security’s “conversion value,” which is the market value of the underlying common stock that would be obtained upon the conversion of the convertible security, is substantially below the “investment value,” which is the value of a convertible security viewed without regard to its conversion feature (i.e. strictly on the basis of its yield), the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to the point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective,

A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Specialist Manager believes that such a combination may better achieve a Portfolio’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.

A Portfolio also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Portfolio in turn assumes credit risk associated with the convertible note.

BANK CAPITAL SECURITIES. The Portfolios may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities, commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.

TRUST PREFERRED SECURITIES. The Portfolios may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Portfolio to sell their holdings. In identifying the risks of the trust preferred securities, the Specialist Manager will look to the condition of the financial institution as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Portfolio.

CYBERSECURITY RISKS. The Portfolios, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Portfolios or their service providers, including Specialist Managers, or the issuers of securities in which the Portfolios invest, have the ability to cause disruptions and impact business operations. The potential consequences of such events include potential financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Portfolios and their shareholders could be negatively impacted as a result.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 through 13) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.

A PORTFOLIO MAY NOT:

1.

With the exception of The Real Estate Securities Portfolio and The Catholic SRI Growth Portfolio, no Portfolio may purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2.

Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

3.

Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectuses.

4.

Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectuses shall not constitute issuance of a senior security.

5.

Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7.

With the exception of the Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

8.

With respect to The Commodity Returns Strategy Portfolio, purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, except to the extent the Portfolio may do so as described in the Portfolio’s Prospectuses and Statement of Additional Information and provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

9.

Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectuses.

10.

With the exception of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, no Portfolio may invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

11.

With respect to The Real Estate Securities Portfolio, invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies, except that the Portfolio will invest more than 25% of its total assets in the real estate industry.

12.

With respect to The Commodity Returns Strategy Portfolio, invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies, except that the Portfolio will invest 25% or more of its total assets at the time of purchase in equity securities issued by commodity-related companies, derivatives with exposure to commodity-related companies or investments in securities and derivatives linked to the underlying price movement of commodities.

13.

With respect to each of The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio, invest, under normal circumstances, less than 80% of its net assets in Municipal Securities.

The following investment restrictions (14 through 16) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.

14.

With exception of The Emerging Markets Portfolio, a Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act. With respect to the Emerging Markets Portfolio, the Portfolio’s investment in investment companies is limited to: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate.

15.	A Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).

16.

The Portfolios listed below have non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name. For purposes of such an investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days’ notice of any intended change. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.

a.

The Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio will each invest at least 80% of its assets in equity securities.

b.

The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio will each invest at least 80% of its respective assets in equity securities of small capitalization and mid-capitalization issuers, as defined in the Trust’s Prospectuses.

c.

The Real Estate Securities Portfolio will invest at least 80% of its assets in equity and debt securities issued by U.S. and non-U.S. real estate-related companies, as defined in the Trust’s Prospectuses.

d.	The International Equity Portfolio and The Institutional International Equity Portfolio will each invest at least 80% of its respective assets in equity securities.

e.

The Emerging Markets Portfolio will invest at least 80% of its assets in securities of issuers domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market.

f.	The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio will each invest at least 80% of its respective assets in fixed income securities.

g.

The U.S. Government Fixed Income Securities Portfolio will each invest at least 80% of its assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

h.

The Inflation Protected Securities Portfolio will invest at least 80% of its assets in inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations.

i.	The U.S. Corporate Fixed Income Securities Portfolio will invest at least 80% of its assets in fixed income securities issued by U.S. corporations.

j.	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio will invest at least 80% of its assets in U.S. mortgage and asset backed securities.

An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken.

The Investment Company Act generally defines “senior security” to mean any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

The Real Estate Securities Portfolio and The Catholic SRI Growth Portfolio. Each Portfolio’s classification as a “non-diversified” investment company means that the proportion of the Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act. To be diversified, at least 75% of the value of an investment company’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the investment company’s total assets are invested in the securities of a single issuer and the investment company does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of a diversified fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations. Each Portfolio, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these investment companies that are less restrictive than the requirements applicable to the “diversified” investment companies under the Investment Company Act. Under current law, an investment company that is “non-diversified” but operates continuously as a “diversified” investment company for three years shall become “diversified,” and thereafter may not operate as a “non-diversified” investment company absent a shareholder vote. The Catholic SRI Growth Portfolio is currently operating as a diversified portfolio.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.

PORTFOLIO TRANSACTIONS AND VALUATION

PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Portfolios of the Trust during the fiscal years indicated (amounts in thousands).

PORTFOLIO	YEAR ENDED June 30, 2018	YEAR ENDED June 30, 2017	YEAR ENDED June 30, 2016
The Value Equity Portfolio	$212	$305	$427
The Institutional Value Equity Portfolio	$220	$407	$628
The Growth Equity Portfolio	$143	$155	$187
The Institutional Growth Equity Portfolio	$122	$154	$255
The Small Capitalization—Mid Capitalization Equity Portfolio	$121	$86	$88
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	$124	$92	$144
The Real Estate Securities Portfolio	$86	$66	$88
The Commodity Returns Strategy Portfolio	$205	$770	$954
The ESG Growth Portfolio	$30	$41	$92	(a)
The Catholic SRI Growth Portfolio	$6	$9	$10	(b)
The International Equity Portfolio	$676	$933	$866
The Institutional International Equity Portfolio	$1,518	$1,691	$1,499
The Emerging Markets Portfolio	$2,685	$3,245	$1,965
The Core Fixed Income Portfolio	$0	$0	$0
The Fixed Income Opportunity Portfolio	$42	$24	$157
The U.S. Government Fixed Income Securities Portfolio	$0	$0	$0
The Inflation Protected Securities Portfolio	$0	$0	$0
The U.S. Corporate Fixed Income Securities Portfolio	$0	$0	$0
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$0	$0	$0
The Short-Term Municipal Bond Portfolio	$0	$0	$0
The Intermediate Term Municipal Bond Portfolio	$0	$0	$0
The Intermediate Term Municipal Bond II Portfolio	$0	$0	$0

(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions.

The following table reflects the aggregate dollar amount of brokerage commissions paid in connection with a Portfolio’s transactions by such Portfolio’s Specialist Manager to any broker/dealer that may be deemed to be an affiliate of the Specialist Manager during the Trust’s last three fiscal years. Information shown is expressed both as a percentage of the total amount of commission dollars paid by a Portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of such Portfolio. None of the Portfolios, other than the Portfolios indicated below, paid brokerage commissions to brokerage firms affiliated with the Specialist Managers.

	Commissions paid ($)			% of Commissions Paid			% of Transactions Effected
	2018	2017	2016	2018	2017	2016	2018	2017	2016
The Growth Equity Portfolio
BNY Convergex	$—	$—	$252	—%	—%	0.13%	—%	—%	0.30%
The Institutional Growth Equity Portfolio
BNY Convergex	$—	$—	$405	—%	—%	0.16%	—%	—%	0.32%
The Small Capitalization-Mid Capitalization Equity Portfolio
BNY Convergex	$—	$—	$3	—%	—%	—%	—%	—%	—%
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
BNY Convergex	$—	$—	$7	—%	—%	—%	—%	—%	—%
The Commodity Returns Strategy Portfolio
BNY Convergex	$—	$—	$84	—%	—%	—%	—%	—%	—%
The Emerging Markets Portfolio
BNY Convergex	$—	$35,715	$—	—%	1.10%	—%	—%	0.21%	—%
Pershing	$—	$1,852	$—	—%	0.06%	—%	—%	0.06%	—%
HSBC Securities	$—	$6,958	$29,321	—%	0.21%	1.49%	—%	0.04%	0.51%
Societe Generale	$—	$—	$1,034	—%	—%	0.05%	—%	—%	0.06%
Santander Securities	$14,151	$—	$—	0.52%	—%	—%	0.32%	—%	—%
ITAU Securities	$8,263	$—	$—	0.31%	—%	—%	0.13%	—%	—%

In no instance will portfolio securities be purchased from or sold to Specialist Managers, the Adviser or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of a Specialist Manager’s other client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.

PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. It is not anticipated that the annual portfolio turnover rate for any Portfolio will exceed 100% under normal circumstances.

Portfolios may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase a Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one Specialist Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. The portfolio turnover rates for each of the Trust’s Portfolios during the last three fiscal years are set forth in the following table.

PORTFOLIO	FISCAL YEAR ENDED June 30, 2018	FISCAL YEAR ENDED June 30, 2017	FISCAL YEAR ENDED June 30, 2016
The Value Equity Portfolio	58.60%	61.30%	66.86%
The Institutional Value Equity Portfolio	68.39%	55.25%	67.08%
The Growth Equity Portfolio	39.77%	38.28%	38.90%
The Institutional Growth Equity Portfolio	43.36%	21.93%	37.43%
The Small Capitalization—Mid Capitalization Equity Portfolio	61.65%	48.52%	48.89%
The Institutional Small Capitalization—Mid Capitalization Equity Portfolio	95.15%	47.63%	52.38%
The Real Estate Securities Portfolio	49.59%	58.32%	51.03%
The Commodity Returns Strategy Portfolio	28.82%	56.34%	130.01%
The ESG Growth Portfolio	15.54%	25.45%	35.90	%(a)
The Catholic SRI Growth Portfolio	17.01%	27.41%	25.63	% (b)
The International Equity Portfolio	29.94%	52.75%	42.41%
The Institutional International Equity Portfolio	40.38%	52.79%	43.96%
The Emerging Markets Portfolio	54.90%	60.79%	40.02%
The Core Fixed Income Portfolio	43.79%	45.74%	58.47%
The Fixed Income Opportunity Portfolio	37.57%	41.48%	66.76%
The U.S. Government Fixed Income Securities Portfolio	32.58%	46.76%	50.10%
The Inflation Protected Securities Portfolio	20.77%	21.69%	20.88%
The U.S. Corporate Fixed Income Securities Portfolio	44.69%	40.47%	64.20%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	17.13%	17.58%	15.24%
The Short-Term Municipal Bond Portfolio	18.84%	25.02%	38.47%
The Intermediate Term Municipal Bond Portfolio	26.27%	19.75%	30.35%
The Intermediate Term Municipal Bond II Portfolio	21.56%	15.48%	11.22%

(a)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(b)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

VALUATION. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Commodity Return Strategy Portfolio’s current net asset value per share is readily available online at http://www.hccapitalsolutions.com/. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price or if no sale occurs at the mean between the last reported bid and asked prices. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars. Exchange rates are received daily from an independent pricing service approved by the Board. If there have been no sales on such exchange, the security is valued at the closing bid. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust’s Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

When the closing price of a foreign security is not an accurate representation of value as a result of events (a “Significant Event”) that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolios’ net asset value per share is calculated, then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the various Portfolios to its service providers where relevant to duties to be performed for the Portfolios. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. All such service providers are required to maintain the confidentiality of such information by virtue of their respective duties to the Trust. Disclosures to service providers are made in the ordinary course of business as needed in order for a service provider to meet its obligations to the Trust and are generally provided without any lag time. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolios.

The Trust does not disclose any portfolio holdings information to any rating or ranking organizations, but does disclose such information to two third party organizations, FactSet Research Systems, Inc. and Bloomberg, L.P., for the sole purpose of providing statistical services to the Adviser. These organizations receive portfolio holdings information daily with no lag time. These organizations have signed confidentiality agreements under which they are required to keep all portfolio holdings information confidential and are prohibited from improperly using such information.

Neither the Trust nor any service provider to the Trust may disclose material information about the Portfolios’ holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q (after April 1, 2019, Form N-PORT) by the Portfolios. In no event shall such information be disclosed for compensation.

The Trust’s Chief Compliance Officer is responsible for reviewing such disclosures to ensure that no improper disclosures have occurred. The Board relies on the Trust’s Chief Compliance Officer to exercise day-to-day oversight with respect to portfolio holdings disclosures. The Board receives periodic reports from the Chief Compliance Officer and meets with him on a regular basis.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the various Portfolios. All of the portfolio managers are employees of the indicated Specialist Manager and not of the Adviser.

As noted in the Prospectuses, investment in the HC Strategic Shares of the Trust is currently limited to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services. Unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.

The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2018, unless otherwise noted.

It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.

Advisory Research, Inc. (“Advisory Research”) Advisory Research serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity and Institutional Small Capitalization—Mid Capitalization Equity Portfolios. Andrew S. Cupps is responsible for making the day-to-day investment decisions for the portion of the Portfolios’ assets assigned to Advisory Research. Mr. Cupps also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

* PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Andrew S. Cupps	0	$0	3	$14 million	11	$174.1 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Andrew S. Cupps	0	$0	2	$10.4 million	0	$0

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Advisory Research has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Advisory Research has adopted procedures for allocating portfolio transactions across multiple accounts.

Advisory Research determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Advisory Research acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Advisory Research may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

Advisory Research has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

COMPENSATION.

Portfolio managers are compensated with competitive salaries, annual bonuses and retirement benefits. Bonuses are paid from the U.S. Growth Equity Team’s compensation pool that is determined by a formula . Compensation is not directly tied to investment performance. This compensation structure is designed to align the best interests of our clients with the management of the portfolio.

Agincourt Capital Management, LLC (“Agincourt”) serves as a Specialist Manager for The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Agincourt. Day-to-day investment decisions for The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The Core Fixed

Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L. Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager. Both Mr. Buoyer and Mr. Marshall provide portfolio management for certain other registered investment companies and separately managed accounts within this strategy. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

THE ESG GROWTH PORTFOLIO

THE CATHOLIC SRI GROWTH PORTFOLIO

THE CORE FIXED INCOME PORTFOLIO

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	177	$6.5 billion
B. Scott Marshall	0	$0	0	$0	177	$6.5 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
L. Duncan Buoyer	0	$0	0	$0	2	$399 million
B. Scott Marshall	0	$0	0	$0	2	$399 million

CONFLICTS OF INTEREST.

Agincourt Capital Management is focused on managing fixed income portfolios. All portfolios are managed on a team basis and accounts with similar mandates are managed as closely as possible, taking into account client specific cash flow requirements and any investment guideline constraints.

Agincourt maintains policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and broker selection.

While there is no guarantee that such policies and procedures will be effective in all cases, Agincourt believes that all issues relating to potential material conflicts of interest have been addressed.

COMPENSATION.

Compensation is not tied to the performance of the Fund or specific accounts. The majority of Agincourt’s investment professionals have an ownership interest in the firm, sharing in profits in addition to a base salary. For those employees that do not have an ownership interest there is a bonus plan that is based on the firm’s profitability combined with the individual’s contribution to the firm’s success.

Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Ariel. David M. Maley is the Lead Portfolio Manager for our deep value strategy and, as such, makes the final decisions. He works closely with Kenneth E. Kuhrt,

Portfolio Manager. Messrs. Maley and Kuhrt provide portfolio management for certain other registered investment companies and separately managed accounts within this strategy.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
David M. Maley	1	$36.6 million	0	$0	34	$492.6 million
Kenneth E. Kuhrt	1	$36.6 million	0	$0	34	$492.6 million

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Accounts managed within the same strategy are managed using similar investment weightings. This does not mean, however, that all accounts in a given strategy will hold the same stocks. Ariel allocates investment decisions across all accounts in a strategy in order to limit the conflicts involved in managing multiple accounts. Differences in investments are primarily a result of individual client account investment restrictions or the timing of additions and withdrawals of amounts subject to account management.

COMPENSATION. Ariel Investments’ compensation methodology for these portfolio managers consists of:

Base Salary. Base salary is a fixed amount determined annually. Base salaries vary among the portfolio managers and may be based on factors such as level or experience, position responsibilities, and years of service.

Discretionary Cash Bonus. Discretionary cash bonuses are related to the profitability of Ariel.

Annual Restricted Stock Grants. Stock grants awarded are based on the portfolio manager’s contribution to Ariel.

Ariel attempts to align the interests of the portfolio managers and Fund shareholders in determining the portfolio managers’ compensation. Each portfolio manager is evaluated on qualitative factors, which may include: technical skills, productivity, communication skills, industry knowledge, contribution to long-term performance of the Funds (and other accounts) he or she manages, and consistent exhibition of Ariel’s firm values. There is no mathematical formula attributed to any of the factors considered in determining the value of each form of compensation; rather, each factor considered is a part of the comprehensive qualitative review.

Artisan Partners Limited Partnership (“Artisan Partners”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Mr. Mark L. Yockey, a managing director of Artisan Partners, manages those portions of these Portfolios allocated to Artisan Partners. Mr. Andrew J. Euretig and Mr. Charles-Henri Hamker serve as Associate Portfolio Managers. As portfolio managers, Messrs. Yockey, Euretig and Hamker are jointly responsible for making day-to-day investment decisions. Mr. Yockey, Mr. Euretig and Mr. Hamker also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark L. Yockey	6	$15.5 billion	7	$3.5 billion	36	$8.6 billion
Andrew J. Euretig	5	$15.1 billion	7	$3.5 billion	34	$8.4 billion
Charles-Henri Hamker	6	$15.5 billion	7	$3.5 billion	36	$8.6 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark L. Yockey	0	$0	0	$0	2	$614 million
Andrew J. Euretig	0	$0	0	$0	2	$614 million
Charles-Henri Hamker	0	$0	0	$0	2	$614 million

CONFLICTS OF INTEREST. Artisan Partners’ Non-U.S. Growth investment team, led by Mark Yockey as manager, manages portfolios for multiple clients within three investment strategies (Non-U.S. Growth, Non-U.S. Small-Cap Growth and Global Equity). Andrew Euretig and Charles Hamker serve as Associate Portfolio Managers of the Non-U.S. Growth strategy. Mr. Hamker also co-manages the Non-U.S. Small-Cap Growth and Global Equity strategies. Mr. Euretig also co-manages the Global Equity strategy. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of the Portfolios and their shareholders, including:

Sharing of Personnel, Services, Research and Advice among Clients. Because all client accounts within Artisan Partners’ Non-U.S. Growth strategy, including the Portfolios, are managed similarly, substantially all of the research and portfolio management activities conducted by the Non-U.S. Growth investment team with respect to a given strategy benefit all clients. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners’ clients as appropriate given the nature of the services provided.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy including Artisan Partners’ Non-U.S. Growth investment strategy, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Partners Funds, Inc., a registered investment company to which Artisan Partners acts as investment adviser (“Artisan Partners Funds”). Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable purchase or sale in a public securities transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the issuer or security that would be the subject of that transaction.

With prior written approval, Artisan Partners may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material nonpublic information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Portfolios if the staff member were not a director.

Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team may provide advice to accounts in one investment strategy that may differ from advice given to accounts in another investment strategy. If an investment team identifies a limited investment opportunity that may be suitable for more than one strategy, a strategy may not be able to take full advantage of that opportunity. There also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. An investment team may also execute transactions for one strategy that may adversely impact the value of securities held by a different strategy or team. For example, an investment team may engage in short sales of securities of an issuer in which the Portfolios it manages also invests. In such a case, the investment team could be seen as harming the performance of the Portfolio for the benefit of the account engaging in short sales if the short sales cause the market value of the securities held to fall. Artisan Partners maintains policies and procedures and internal review processes designed to mitigate potential conflicts of interest arising from side-by-side investment management.

Allocation and Aggregation of Portfolio Transactions among Clients. Artisan Partners seeks to treat all of its clients fairly when allocating investment opportunities among clients. Artisan Partners has compliance policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities, which are reviewed regularly by Artisan Partners. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability (for example, initial public offerings) and allocation of investment opportunities generally, could raise a potential conflict of interest. The potential conflicts between accounts in a strategy are mitigated because Artisan Partners’ investment teams generally try to keep all client portfolios in a strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations). Nevertheless, investment opportunities may be allocated differently among accounts in a strategy due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons. In addition, there also are instances where a particular security is held by, or appropriate for, more than one investment strategy (“cross holdings”) due to the overlap of their investment universes; however, investment decisions for each strategy, including the Portfolios, are generally made by the relevant investment team independently of investment decisions for another strategy, such that investment opportunities may be allocated differently among client accounts across such investment strategies.

“Same way” transactions (that is, all buys or all sells) in a security held by more than one account in a strategy are generally aggregated across all participating accounts in the strategy and same way transactions may be aggregated across accounts in different strategies when Artisan Partners considers doing so appropriate and practicable under the circumstances (for example, Artisan Partners has established certain information barriers and policies between certain of its investment teams that would make trade aggregation impracticable). On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, a trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ trading procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will seek to mitigate the risk of inadvertent cross trades by (i) utilizing different brokers or venues, or (ii) utilizing brokers or venues that maintain crossing prevention controls.

Waivers of Artisan Partners’ allocation procedures may be made with approval in advance by one of certain designated members of Artisan Partners’ management who are not part of the portfolio management process.

Fees. Like the fees Artisan Partners receives from the Portfolios, the fees Artisan Partners receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. Artisan Partners receives performance-based allocations or fees from the private funds it sponsors and expects to receive performance-based fees from accounts in other strategies. In addition, Artisan Partners will, under certain circumstances, negotiate performance-based fee arrangements with other accounts. As of June 30, 2018, Artisan Partners had seven separate accounts with performance-based fees encompassing all of its investment strategies. One of those client accounts is managed in Artisan Partners’ Non-U.S. Growth investment strategy and one is managed in Artisan Partner’s Global Equity investment strategy. Although Artisan Partners may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, Artisan Partners has in place policies and procedures that seek to mitigate such conflicts.

Portfolio Transactions and Soft Dollars. Artisan Partners has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Artisan Partners may use client commissions to pay for brokerage and research services (often referred to as “soft dollars”) if Artisan Partners determines that such items meet the criteria outlined in its commission management policy and do not impair its duty to seek best execution. Artisan Partners does not consider, in selecting broker-dealers to be used in effecting securities transactions for a Fund, whether Artisan Partners or its affiliates received client referrals from the broker-dealer.

Artisan Partners has potential conflicts of interest arising from its execution of portfolio transactions and use of soft dollars. Artisan Partners has adopted procedures with respect to soft dollars, which are included in Artisan Partners Funds’ compliance program.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary accounts also may present potential conflicts of interest with Artisan Partners’ clients, including the Portfolios. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of Artisan Partners’ clients, all portfolio transactions generally are aggregated, where applicable, and allocated pro rata among participating accounts.

Personal transactions are subject to Artisan Partners’ Code of Ethics, which generally provides that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code of Ethics requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement). The Code of Ethics provides that Artisan Partners’ compliance team may deny pre-approval for transactions that the compliance team believes may present a conflict of interest with client transactions.

In addition, the Code of Ethics requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Those reports are reviewed for conflicts, or potential conflicts, with client transactions.

The Code of Ethics also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy Voting. Artisan Partners or its affiliate may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of the Portfolios. As described in its proxy voting policy, Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Portfolios invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Partners Funds or an employee of Artisan Partners or its affiliate; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or its affiliate, or an employee of either of them, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy. Artisan Partners’ proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to minimize the conflicts of interest that otherwise may result in voting proxies for Artisan Partners’ clients, including the Portfolios.

COMPENSATION. Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategies, including the Portfolios. Portfolio managers may also receive a portion of the performance-based fee revenues or allocations from private funds sponsored by Artisan Partners. Artisan Partners’ portfolio managers also participate in group life, health, medical reimbursement and retirement plans that are generally available to all of Artisan Partners’ salaried associates.

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) (see the BNY Mellon Reorganization noted above)

BNY Mellon AMNA (formerly TBCAM) serves as a Specialist Manager for The Emerging Markets Portfolio. BNY Mellon AMNA is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). Warren Skillman is responsible for the day-to-day management of the Portfolio. Mr. Skillman also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL As of June 30, 2018

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Warren Skillman	2	$789.82 million	2	$101.66 million	0	$0

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Warren Skillman	0	$0	0	$0	0	$0

BNY Mellon AMNA (formerly Mellon Capital) serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, and The U.S. Corporate Fixed Income Securities Portfolio. BNY Mellon AMNA is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to BNY Mellon AMNA (formerly Mellon Capital). Ms. Karen Wong, Mr. William Cazalet, Mr. Peter Goslin, Ms. Nancy Rogers, Mr. Paul Benson, Mr. Gregg Lee, Mr. Manuel Hayes, Mr. John DiRe, and Ms. Stephanie Shu also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. The assets listed below are managed utilizing a team approach. Certain information about these responsibilities is set forth below.

VALUE EQUITY PORTFOLIO

GROWTH EQUITY PORTFOLIO

INSTITUTIONAL VALUE EQUITY,

INSTITUTIONAL GROWTH EQUITY PORTFOLIO

SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO

INSTITUTIONAL SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO

REAL ESTATE SECURITIES PORTFOLIO

COMMODITY RETURNS STRATEGY PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

EMERGING MARKETS PORTFOLIO

THE ESG GROWTH PORTFOLIO

THE CATHOLIC SRI GROWTH PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL As of June 30, 2018

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	119	$107,008 million	100	$99,454 million	66	$84,571 million
William Cazalet	68	$29,641 million	9	$7,872 million	176	$20,537 million
Peter Goslin	68	$29,641 million	9	$7,872 million	176	$20,537 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Karen Wong	0	$0	0	$0	0	$0
William Cazalet	0	$0	0	$0	20	$2,587 million
Peter Goslin	0	$0	0	$0	20	$2,587 million

THE CORE FIXED INCOME PORTFOLIO

THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO

THE US GOVERNMENT FIXED INCOME SECURITIES PORTFOLIO

THE US MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO

THE FIXED INCOME OPPORTUNITY PORTFOLIO

THE INFLATION PROTECTED SECURITIES PORTFOLIO (Benson, Rogers and Shu only)

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
Nancy Rogers	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
Gregg Lee	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
Manuel Hayes	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
John DiRe	53	$26,464 million	35	$29,425 million	1,642	$124,017 million
Stephanie Shu	53	$26,464 million	35	$29,425 million	1,642	$124,017 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Benson	0	$0	1	$304 million	1	$2,105 million
Nancy Rogers	0	$0	1	$304 million	1	$2,105 million
Gregg Lee	0	$0	1	$304 million	1	$2,105 million
Manuel Hayes	0	$0	1	$304 million	1	$2,105 million
John DiRe	0	$0	1	$304 million	1	$2,105 million
Stephanie Shu	0	$0	1	$304 million	1	$2,105 million

CONFLICTS OF INTEREST-BNY Mellon AMNA.

It is the policy of BNY Mellon Asset Management North America Corporation (the “Firm”) to make business decisions free from conflicting outside influences. The Firm’s objective is to recognize potential conflicts of interest and work to eliminate or control and disclose such conflicts as they are identified. The Firm’s business decisions are based on its duty to its clients, and not driven by any personal interest or gain. As an asset manager operating in a number of different jurisdictions with a diverse client base in a variety of strategies, conflicts of interest are inherent. Furthermore, as an indirect subsidiary of The Bank of New York Mellon Corporation (“BNYM”), potential conflicts may also arise between the Firm and other BNYM companies.

The Firm will take steps to provide reasonable assurance that no client or group of clients is advantaged at the expense of any other client. As such, the Firm has adopted a Code of Ethics (the “Code”) and compliance policy manual to address such conflicts. These potential and inherent conflicts include but are not limited to: the allocation of investment opportunities, side by side management, execution of portfolio transactions, brokerage conflicts, compensation conflicts, related party arrangements, personal interests, and other investment and operational conflicts of interest. Our compliance policies are designed to ensure that all client accounts are treated equitably over time. Additionally, the Firm has structured compensation of investment personnel to reasonably safeguard client accounts from being adversely impacted by any potential or related conflicts.

All material conflicts of interest are presented in greater detail within Part 2A of our Form ADV.

COMPENSATION-BNY Mellon AMNA.

The firm’s rewards program is designed to be market-competitive and align our compensation with the goals of our clients. This alignment is achieved through an emphasis on deferred awards, which incentivizes our investment personnel to focus on long-term alpha generation.

Our incentive model is designed to compensate for quantitative and qualitative objectives achieved during the performance year. An individual’s final annual incentive award is tied to the firm’s overall performance, the team’s investment performance, as well as individual performance.

Awards are paid in cash on an annual basis; however, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles. Annual incentive as a percentage of fixed pay varies with the profitability of the firm and the product team.

The following factors encompass our investment professional rewards program.

•	Base salary

•	Annual cash incentive

•	Long-Term Incentive Plan

•	Deferred cash for investment

•	BNY Mellon restricted stock units and/or

•	BNY Mellon AMNA equity

Awards for selected senior portfolio managers are based on a two-stage model: an opportunity range based on the current level of business and an assessment of long-term business value. A significant portion of the opportunity awarded is structured and based upon the performance of the portfolio manager’s accounts relative to the performance of appropriate peers, with longer-term performance more heavily weighted.

BNY Mellon AMNA (formerly Standish) serves as the Specialist Manager for The Intermediate Term Municipal Bond Portfolio. BNY Mellon AMNA is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Daniel Marques, CFA is responsible for the day-to-day management of the Portfolio. He also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED* — TOTAL As of June 30, 2018

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Daniel Marques	1	$1.3 billion	1	$359 million	289	$2.5 billion

*	None of these accounts has an advisory fee based on performance.

Breckinridge Capital Advisors, Inc. (“Breckinridge”) serves as the Specialist Manager for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Breckinridge manages client portfolios on a team approach basis, which enables any portfolio manager to make investment recommendations and decisions across client accounts. Peter Coffin,

President, Matthew Buscone, Portfolio Manager, Ji Young Jung, Portfolio Manager, Sara Chanda, Portfolio Manager, Allyson Gerrish, Portfolio Manager, Jeffrey Glenn, Portfolio Manager, Eric Haase, Portfolio Manager and Khurram Gillani, Portfolio Manager, are responsible for making day-to-day investment decisions for The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. The portfolio management team also provides investment management services for other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — TOTAL*

SHORT-TERM MUNICIPAL BOND PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Peter Coffin	2	$132.9 million	1	$27.9 million	15,231	$35.8 billion
Matthew Buscone	2	$132.9 million	1	$27.9 million	15,228	$35.8 billion
Jeffrey Glenn	2	$132.9 million	1	$27.9 million	15,233	$35.8 billion
Ji Young Jung	2	$132.9 million	1	$27.9 million	15,231	$35.8 billion
Sara Chanda	2	$132.9 million	1	$27.9 million	15,229	$35.8 billion
Eric Haase	2	$132.9 million	1	$27.9 million	15,233	$35.8 billion
Khurram Gillani	2	$132.9 million	1	$27.9 million	15,229	$35.8 billion
Allyson Gerrish**	—	—	—	—	—	—

*	None of these accounts has an advisory fee based on performance.
**	Ms. Gerrish joined the portfolio management team after the June 30, 2018 reporting date. Therefore, there is no information to provide for this reporting period.

OTHER ACCOUNTS MANAGED — TOTAL*

INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Peter Coffin	2	$134.9 million	1	$27.9 million	15,231	$35.8 billion
Matthew Buscone	2	$134.9 million	1	$27.9 million	15,228	$35.8 billion
Jeffrey Glenn	2	$134.9 million	1	$27.9 million	15,233	$35.8 billion
Ji Young Jung	2	$134.9 million	1	$27.9 million	15,231	$35.8 billion
Sara Chanda	2	$134.9 million	1	$27.9 million	15,229	$35.8 billion
Eric Haase	2	$134.9 million	1	$27.9 million	15,233	$35.8 billion
Khurram Gillani	2	$134.9 million	1	$27.9 million	15,229	$35.8 billion
Allyson Gerrish**	—	—	—	—	—	—

*	None of these accounts has an advisory fee based on performance.
**	Ms. Gerrish joined the portfolio management team after the June 30, 2018 reporting date. Therefore, there is no information to provide for this reporting period.

CONFLICTS OF INTEREST. Breckinridge provides investment advisory services to client accounts in different strategies with varying fee schedules. As such, Breckinridge’s portfolio managers must allocate their time across multiple client accounts, which can create a conflict of interest. Using a team approach, the portfolio managers are able to make investment decisions and allocations across multiple client accounts, regardless of a client’s investment strategy, objectives, or fee schedule. Additionally, the portfolio management team utilizes an automated trading system that completes allocations to client accounts in a manner that is consistent with internal policy. Breckinridge does not have any performance fee or soft dollar arrangements, both of which can create further conflicts concerning the management and trading of client accounts.

When Breckinridge has identified buy and sell orders in the same or similar security at the same time, Breckinridge will consider cross trades between client accounts. The usage of cross trades creates a conflict as Breckinridge is advising clients on both sides of the transaction. Breckinridge only executes cross trades when certain conditions are met and conducts regular reviews of cross transactions to ensure they have met conditions and best execution objectives. As a matter of policy, IRAs and client accounts subject to ERISA or the Investment Company Act of 1940 are excluded from cross transactions.

Many clients access Breckinridge through firms affiliated with broker dealer firms, which are Breckinridge trading partners. In our pursuit of best execution, Breckinridge may select a dealer that has client accounts or has affiliates with client accounts managed by us. Since Breckinridge has a business interest in these client relationships, there may appear to be an incentive for us to select these dealers over those without such client accounts when placing orders for client portfolios. Typically, the teams responsible for client servicing and trading are separate; thus, there is usually little to no overlap between the teams who manage the client accounts and the teams who are responsible for executing trades. Additionally, Breckinridge has a general prohibition on traders seeking broker selection input from our Consultant Relations and Marketing teams. Regardless, Breckinridge conducts periodic reviews of its trade execution and trading partners to ensure we are meeting our best execution objectives.

Employees at Breckinridge may enter into certain personal securities transactions with appropriate approvals. Personal trading activity can cause conflicts with client accounts since employees may hold the same securities as those held in client accounts. To help minimize this conflict, Breckinridge has a general prohibition on the trading of securities that may be eligible for client accounts. Employees also are subject to transactional restrictions and regular reporting requirements, which are detailed in our Code of Ethics.

COMPENSATION. All members of the portfolio management team receive a base salary and are eligible for a bonus, which is paid quarterly. The bonus is not tied to the performance of any client account. Each member is also eligible to receive equity options in the firm, which when exercised will entitle them to share in the firm’s profits and long-term growth.

OWNERSHIP OF FUND SHARES. None of the portfolio management team members own shares of the Funds for which they serve as portfolio managers.

Cadence Capital Management LLC (“Cadence”) serves as a Specialist Manager to for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Cadence. Messrs. Dokas and Ginsberg provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
J. Paul Dokas	1	$32.1 million	1	$166.2 million	16	$938.1 million
Robert Ginsberg	3	$302 million	1	$166.2 million	19	$1,139.1 million

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. Cadence’s Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Portfolios. Some of these clients’ portfolios are managed using the same investment strategies and objectives which the Portfolio Managers use to manage the Portfolios, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a “Strategy”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Strategy. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Strategy may be selling a security, while another Strategy may be purchasing or holding the same security. As a result, transactions executed for the Strategy that is selling the security may adversely affect the value of any Strategy which is purchasing or holding the same security.

Other conflicts of interest may arise from the management of multiple accounts and the Portfolios. For example, Cadence may receive more compensation with respect to certain Strategies than that received with respect to other Strategies or the Portfolios or may receive compensation based in part on the performance of accounts in a certain Strategy. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Strategy, to the possible detriment of other Strategies for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Portfolios.

Each Portfolio Manager’s management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in the Portfolios managed by such Portfolio Managers. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.

COMPENSATION. Cadence compensates each portfolio manager for such portfolio manager’s management of the Portfolios. Each portfolio manager’s compensation consists of a fixed annual base salary and a share of the firm’s profits. Compensation of the portfolio managers is not tied directly to individual Portfolio performance.

Causeway Capital Management LLC (“Causeway”) serves as a Specialist Manager for The International Equity Portfolio and The Institutional International Equity Portfolio. Day-to-day responsibility for the management of the assets of these Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL AS OF 5/30/18

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sarah H. Ketterer	17	$17.273 billion	22	$6.001 billion	154	$26.169 billion
Harry W. Hartford	17	$17.273 billion	22	$6.001 billion	129	$25.991 billion
James A. Doyle	17	$17.273 billion	22	$6.001 billion	132	$25.997 billion
Jonathan P. Eng	17	$17.273 billion	22	$6.001 billion	128	$25.990 billion
Ellen Lee	17	$17.273 billion	22	$6.001 billion	127	$25.985 billion
Conor Muldoon	17	$17.273 billion	22	$6.001 billion	134	$25.988 billion
Foster Corwith	17	$17.273 billion	22	$6.001 billion	128	$25.987 billion
Alessandro Valentini	14	$14.315 billion	23	$6.001 billion	128	$25.985 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Sarah H. Ketterer	0	$0	0	$0	6	$1.496 billion
Harry W. Hartford	0	$0	0	$0	6	$1.496 billion
James A. Doyle	0	$0	0	$0	6	$1.496 billion
Jonathan P. Eng	0	$0	0	$0	6	$1.496 billion
Ellen Lee	0	$0	0	$0	6	$1.496 billion
Conor Muldoon	0	$0	0	$0	6	$1.496 billion
Foster Corwith	0	$0	0	$0	6	$1.496 billion
Alessandro Valentini	0	$0	0	$0	6	$1.496 billion

CONFLICTS OF INTEREST. The portfolio managers who manage the portion of The International Equity Portfolio and The Institutional International Equity Portfolio allocated to Causeway (“Causeway Portfolios”) also provide investment management services to other accounts, including accounts for corporations, pension plans, sovereign wealth funds, superannuation plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts and funds, wrap fee programs, other institutions and their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Causeway Portfolios, subject to certain variations in investment restrictions, and also manage a portion of Causeway Global Absolute Return Fund, which takes short positions in global securities using swap agreements. The portfolio managers purchase and sell securities for the Causeway Portfolios that they may also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts pay higher management fee rates than the Causeway Portfolios or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in one or more mutual funds managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford each holds (through estate planning vehicles) a controlling voting interest in the equity of Causeway’s holding company and Messrs. Doyle, Eng, Muldoon, Corwith, and Valentini and Ms. Lee (directly or through estate planning vehicles) have minority interests in the equity of Causeway’s holding company.

Actual or potential conflicts of interest arise from the portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs and new issues) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway has a policy that it will not enter into a short position in a security on behalf of Causeway Global Absolute Return Fund or any other client account if, at the time of entering into the short position, any other client account managed by Causeway holds a long position in a security of the issuer. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

COMPENSATION. Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salaries and are entitled, as controlling owners of Causeway’s parent company, to distributions of Causeway’s profit based on their ownership interests in Causeway’s parent company. They do not receive incentive compensation. Messrs. Doyle, Eng, Muldoon, Corwith, and Valentini and Ms. Lee receive salaries and may receive incentive compensation (including potential cash awards of growth units, or awards of equity units). Portfolio managers also receive, directly or through estate planning vehicles, distributions of Causeway’s profit based on their minority ownership interests in Causeway’s parent company. Causeway’s Operating Committee weighing a variety of objective and subjective factors determines salary and incentive compensation and, subject to the approval of the holding company’s Board of Managers, may award equity units. Portfolios are team-managed and salary and incentive compensation are not based on the specific performance of the Causeway Portfolios or any single client account managed by Causeway but take into account the performance of the individual portfolio manager, the relevant team and the Investment Adviser’s performance and financial results. For portfolio managers of the Causeway Portfolios, the performance of stocks selected for client portfolios within a particular industry or sector over a multi-year period relative to appropriate benchmarks will be relevant for portfolio managers assigned to that industry or sector. Causeway takes into account both quantitative and qualitative factors in determining the amount of incentive compensation awarded, including the following factors: individual research contribution, portfolio and team management contribution, group research contribution, and client service and recruiting contribution.

OWNERSHIP OF SECURITIES. None of the portfolio managers beneficially owns equity securities in The International Equity Portfolio or The Institutional International Equity Portfolio.

City of London Investment Management Company Limited (“CLIM”) CLIM serves as a Specialist Manager for The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio. Day-to-day portfolio management of those assets of the International Equity and Institutional International Equity Portfolios allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Mark Dwyer. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio allocated to CLIM will be the responsibility of a team led by James Millward. For each portfolio, the lead portfolio manager has ultimate responsibility for constructing and managing the portfolio. However, the decision making process is developed as a team, and decisions are generally reached via consensus within the applicable investment team. Each also provides portfolio management for certain other pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED —TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
James Millward	0	$0	4	$358 million	6	$201 million
Michael Edmonds	0	$0	4	$358 million	6	$201 million
Michael Sugrue	0	$0	4	$358 million	6	$201 million
Mark Dwyer	0	$0	12	$2,533 million	15	$1,725 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
James Millward	0	$0	0	$0	0	$0
Michael Edmonds	0	$0	0	$0	0	$0
Michael Sugrue	0	$0	0	$0	0	$0
Mark Dwyer	0	$0	0	$0	0	$0

CONFLICTS OF INTEREST. The investment management team at CLIM may manage multiple accounts for multiple clients. These accounts may include mutual funds, segregated accounts, non-US collective investment schemes and private funds. Managing multiple funds or accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. CLIM manages potential conflicts between funds or accounts through allocation policies and procedures, internal review processes, and oversight by directors, compliance, and independent third parties. CLIM has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

COMPENSATION. CLIM’s compensation and incentive policy for all employees is linked to individual performance, which is determined via an appraisal process. The formal process of performance review takes place annually. At the senior level, CLIM’s Remuneration Committee, which is made up of independent non-executive Directors, considers performance. They consider for their review information gathered via departmental managers and filtered through the Executive Directors, as well as external data which provides an understanding of current salaries and overall compensation packages within the market place. The Board makes recommendations on relevant aspects of compensation, which are passed to the Remuneration Committee for consideration and approval. All intermediate and junior level staff is appraised directly by their line managers, who make salary recommendations for approval by the Executive Directors.

Fort Washington Investment Advisors, Inc. (“Fort Washington”) Fort Washington serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. Timothy Jossart and Garrick Bauer are responsible for making day-to-day investment decisions for the portion of the Portfolio allocated to Fort Washington. Messrs. Jossart and Bauer also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

As of June 30, 2018

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Timothy Jossart	1	$202.9 million	2	$579.8 million	20	$3,662.0 million
Garrick Bauer	1	$202.9 million	2	$579.8 million	20	$3,662.0 million

*	None of these accounts have an advisory fee based on performance.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Portfolios). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance based accounts. Fort Washington has adopted policies and procedures to address such conflicts.

COMPENSATION. All of Fort Washington’s portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally, a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm’s President and approved by the Board of Directors.

Fort Washington’s parent company also provides all personnel a defined benefit retirement plan, which provides a lifetime annuity upon retirement that is based on a percentage of final average pay and years of service under the plan.

Associates are also eligible to participate in a 401(k) plan. The 401(k) company match is 50% of the first 4% of earnings saved.

Frontier Capital Management Company, LLC (“Frontier”) Frontier serves as a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Affiliated Managers Group, Inc. has a controlling interest in Frontier. Michael A. Cavarretta , Andrew B. Bennett and Peter G. Kuechle are responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Frontier. Messrs. Cavarretta, Bennett and Kuechle also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Michael A. Cavarretta	1	$199 million	1	$212 million	30	$2.77 billion
Andrew B. Bennett	1	$199 million	1	$212 million	30	$2.77 billion
Peter G. Kuechle	1	$199 million	1	$212 million	30	$2.77 billion

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST. In connection with its management of clients’ accounts, Frontier is subject to a number of actual or apparent conflicts of interest. These conflicts may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees) or accounts in which the portfolio manager has a personal investment. In addition, conflicts may arise relating to the allocation of investments among accounts with similar investment objectives but managed by different portfolio managers.

Frontier’s portfolio managers typically manage multiple accounts. Generally, however, accounts within a particular investment strategy (e.g., Capital Appreciation) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in the same strategy with similar objectives, which tend to minimize the potential for conflicts of interest.

Frontier has adopted trade allocation and aggregation policies that seek to treat all clients fairly and equitably. These policies address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions and aggregations of orders across multiple accounts. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm’s Code of Ethics.

COMPENSATION. Frontier’s portfolio manager compensation structure is designed to align the interest of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus, and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners at Frontier, which entitles them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management-fee revenues generated from client accounts.

HC Capital Solutions (“HC Capital”) may at times directly manage a portion of a Portfolio’s investments in ETFs, index futures and forwards designed to obtain broad market exposure. HC Capital is a separate operating division of Hirtle Callaghan & Co., LLC. Mr. Brad Conger, CFA and Mr. Scott Jacobson, CFA act as the portfolio managers for each Portfolio. Mr. Conger and Mr. Jacobson each also provides oversight of the Specialist Managers providing day-to-day portfolio management for certain other pooled investment vehicles and separately managed accounts, but does not directly provide such day-to-day services to any other accounts or portfolios.

CONFLICTS OF INTEREST. While there are certain conflicts of interest inherent in directly managing one portfolio while providing oversight services to multiple other portfolios, as discussed above, HC Capital believes that the limited nature of the role of managing a Portfolio’s investments in ETFs, index futures and forwards, combined with the policies and procedures adopted by HC Capital, minimizes the potential impact of any such conflicts.

COMPENSATION. Mr. Conger and Mr. Jacobson each receives a base salary and an annual bonus, which is at the discretion of the Adviser and is not directly linked to the performance of any one or more accounts.

Jennison Associates LLC (“Jennison”) Jennison serves as a Specialist Manager for The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. Jennison is organized under the laws of Delaware as a single member limited liability company whose sole member is PGIM, Inc., which is a direct, wholly-owned subsidiary of PGIM Holding Company LLC , which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. Kathleen A. McCarragher, Managing Director and Head of Growth Equity at Jennison, is responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Jennison. Ms. McCarragher also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

THE GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS*
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	14	$52.1 billion	2	$791 million	10	$1.4 billion

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS *
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	2	$4.0 billion	0	$0	0	$0

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS*
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	14	$52.2 billion	2	$791 million	10	$1.4 billion

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS*
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Kathleen A. McCarragher	2	$4.0 billion	0	$0	0	$0

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

POTENTIAL CONFLICTS OF INTEREST. Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

•	Long only accounts/long-short accounts:

Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

•	Large accounts:

Large accounts typically generate more revenue than do smaller accounts. As a result, a portfolio manager has an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for us.

•	Multiple strategies:

Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

•	Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers:

Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

•	Non-discretionary accounts or models:

Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.

•	Higher fee paying accounts or products or strategies:

Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•	Personal interests:

The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.

•

Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts and between wrap fee program sponsors.

•

Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

•

Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

•	Jennison has adopted a code of ethics and policies relating to personal trading.

•	Jennison provides disclosure of these conflicts as described in its Form ADV.

COMPENSATION. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Jennison recognizes individuals for their achievements and contributions and continues to promote those who exemplify the same goals and level of commitment that are benchmarks of the organization. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. Overall firm profitability determines the size of the investment professional compensation pool. In general, the discretionary cash bonus represents most of an investment professional’s compensation.

Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors.

The factors reviewed for the portfolio manager are listed below.

The quantitative factors reviewed for the portfolio manager may include:

•

One-, three-, five- year and longer term pre-tax investment performance of groupings of accounts managed by the portfolio manager in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible. Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.

•

The investment professional’s contribution to client portfolio’s pre-tax one-, three-, five-year and longer-term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes.

The qualitative factors reviewed for the portfolio manager may include:

•	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•

Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.

Lazard Asset Management LLC (“Lazard”) serves as a Specialist Manager for The Institutional International Equity Portfolio. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Lazard. Messrs. Moghtader, Ivanenko, Lai and Scholl also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Moghtader	11	$4,182 million	20	$1,012 million	40	$8,514 million
Taras Ivanenko	11	$4,182 million	20	$1,012 million	40	$8,514 million
Alex Lai	11	$4,182 million	20	$1,012 million	40	$8,514 million
Craig Scholl	11	$4,182 million	20	$1,012 million	40	$8,514 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Paul Moghtader	0	$0	0	$0	5	$5,254 million
Taras Ivanenko	0	$0	0	$0	5	$5,254 million
Alex Lai	0	$0	0	$0	5	$5,254 million
Craig Scholl	0	$0	0	$0	5	$5,254 million

CONFLICTS OF INTEREST. As an investment adviser, Lazard by definition is a fiduciary to its clients. As such, Lazard is obligated to place its clients’ interests before its own. Due to the nature of the investment advisory business, conflicts of interests do arise. For example, conflicts may arise with regard to personal securities transactions, the use of clients’ commissions to obtain research and brokerage services, errors, trade allocations, performance fee accounts, and the use of solicitors. In recognition of these potential conflicts of interest, Lazard has established written policies and procedures so that it can operate its business within applicable regulatory guidelines.

Individual fund managers may manage multiple accounts for multiple clients. In addition to the Portfolios, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. Lazard manages all accounts on a team basis. Lazard manages potential conflicts of interest between a fund and other types of accounts through allocation policies and oversight by Lazard’s compliance department. Lazard intends for all clients to be treated fairly and equitably. When Lazard deems the purchase or sale of a security to be in the best interest of two or more advisory accounts, Lazard may aggregate, to the extent permitted by law, the securities to be purchased and sold in order to seek more favorable prices, lower brokerage commissions or more efficient execution. An allocation of a trade will not be given to any account solely based on a favorable execution or on the relationship of the account to Lazard or its personnel.

COMPENSATION. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

Salary and bonus are paid in cash, stock and restricted interests in funds managed by Lazard or its affiliates. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy.

Pacific Investment Management Company LLC (“PIMCO”) PIMCO serves as a Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity and The Commodity Returns Strategy Portfolios. The address of PIMCO’s U.S. headquarters is at 650 Newport Center Drive, Newport Beach, CA 92660. PIMCO is a majority owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. PIMCO supervises trading execution services of the Sub-adviser Parametric in implementing the RAFI US Multifactor Strategy for The Institutional Value Equity Portfolio and The Institutional Growth Equity. Since there are no direct portfolio management services, there is no PIMCO portfolio manager disclosed for the RAFI US Multifactor Strategy below.

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

Mohsen Fahmi is primarily responsible for the day-to-day management of the assets of the Portfolios. Mr. Fahmi also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL (As of June 30, 2018)

THE INSTITUTIONAL VALUE EQUITY PORTFOLIO

The table below represents the assets and accounts where Mohsen Fahmi serves as a primary portfolio manager. Mr. Fahmi has additional responsibilities in managing portfolios besides those where he serves as a primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mohsen Fahmi	18	$23.572 billion	9	$3.683 billion	7	$1.987 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mohsen Fahmi	0	$0	1	$110 million	0	$0

THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO

The table below represents the assets and accounts where Mohsen Fahmi serves as a primary portfolio manager. Mr. Fahmi has additional responsibilities in managing portfolios besides those where he serves as a primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mohsen Fahmi	18	$23.572 billion	9	$3.683 billion	7	$1.987 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mohsen Fahmi	0	$0	1	$110 million	0	$0

THE COMMODITY RETURNS STRATEGY PORTFOLIO

Nicholas Johnson is primarily responsible for the day-to-day management of the assets of the Portfolio. Mr. Johnson also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

The table below represents the assets and accounts where Nicholas Johnson serves as primary portfolio manager.

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	7	$13.863 billion	5	$2.193 billion	8	$1.469 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Nicholas Johnson	0	$0	1	$384 million	2	$98 million

CONFLICTS OF INTEREST. From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Portfolio, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Portfolios, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Portfolios. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a Portfolio in a manner beneficial to the investing account but detrimental to the Portfolio. Conversely, PIMCO’s duties to the Portfolios, as well as regulatory or other limitations applicable to the Portfolios, may affect the courses of action available to PIMCO-advised accounts (including certain Portfolios) that invest in the Portfolios in a manner that is detrimental to such investing accounts.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Portfolios or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Portfolios or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Portfolios or other accounts managed by PIMCO.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolios. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of the Portfolios’ trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolios.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolios and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolios and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or one or more Portfolios or other accounts may result in certain Portfolios not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Portfolios’ investment opportunities may also arise when the Portfolios and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Portfolios own senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Portfolios’ investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Portfolio. Moreover, a Portfolio or other account managed by PIMCO may invest in a transaction in which one or more other portfolios or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such portfolios or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Portfolios and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Portfolio.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolios. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

COMPENSATION.

PIMCO’s approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO’s mission and values. Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers;

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic, and meritocracy;

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation; and

•	PIMCO’s “Discern and Differentiate” discipline guides total compensation levels.

The Total Compensation Plan consists of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for PIMCO’s clients. A portfolio manager’s compensation is not based solely on the performance of any Fund or any other account managed by that portfolio manager:

Base Salary— Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus—Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO’s broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:

•

Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;

•	Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;

•

Appropriate risk positioning and risk management mindset which includes consistency with PIMCO’s investment philosophy, the Investment Committee’s positioning guidance, absence of defaults, and appropriate alignment with client objectives;

•	Contributions to mentoring, coaching and/or supervising members of team;

•	Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO’s investment process, Investment Committee meetings, and day-to-day management of portfolios;

•	With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.

PIMCO’s partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.

Deferred Compensation – Long Term Incentive Plan (“LTIP”) and/or M Options which is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

•

The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO’s success.

•

The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the Firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the Firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

•

The Carried Interest Compensation Plan awards entitle eligible individuals who provide services to PIMCO’s Alternative Funds a percentage (“points”) of the carried interest otherwise payable to PIMCO in the event that the applicable performance measurements described in the Alternative Fund’s partnership agreements are achieved. The awards are granted before any payments are made in respect of the awards and payout is contingent on long-term performance, and are intended to align the interests of the employees with that of PIMCO and the investors in the Alternative Funds. While subject to forfeiture and vesting terms, payments to participants are generally made if and when the applicable carried interest payments are made to PIMCO.

Eligibility to participate in LTIP, the M Unit program, and the Carried Interest Compensation Plan is contingent upon continued employment at PIMCO and all other applicable eligibility requirements.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

PORTFOLIO MANAGER OWNERSHIP: To the best of our knowledge, based on the information available for the time period ending June 30, 2018, the portfolio managers of the Commodity Returns Strategy Portfolio, the Institutional Value Equity Portfolio and the Institutional Growth Equity Portfolio did not own any shares of those funds.

Parametric Portfolio Associates LLC (“Parametric”.) Parametric serves as a Specialist Manager to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization—Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio, The Catholic SRI Growth Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”). Listed below are the portfolio managers responsible for making day-to-day investment decisions for that portion of the Portfolios allocated to Parametric. Messrs. Strohmaier, Li and Zaslavsky are portfolio managers for the Defensive Equity Strategy with respect to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Messrs. Henne, Talmo and Nelson are portfolio managers for the Liquidity Strategy with respect to the Portfolios and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Messrs. Lee, Henne, Talmo and Nelson are portfolio managers for the Targeted Strategy with respect to the Portfolios and provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Mr. Seto is the portfolio managers for the Tax-Managed Custom Core Strategy with respect to The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, and The Emerging Markets Portfolio and (ii) the RAFI US Multifactor Strategy with respect to The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio pursuant to a Sub-adviser agreement with PIMCO. Mr. Seto also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts.

DEFENSIVE EQUITY STRATEGY: OTHER ACCOUNTS MANAGED — TOTAL*

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Jay Strohmaier, CFA	3	$655.57 million	4	$6.47 billion	37	$4.72 billion
Perry Li, CFA	2	$333.23 million	4	$6.47 billion	37	$4.72 billion
Michael Zaslavsky	2	$333.23 million	4	$6.47 billion	37	$4.72 billion

*	None of these accounts has an advisory fee based on performance.

Note: Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

LIQUIDITY STRATEGY: OTHER ACCOUNTS MANAGED — TOTAL*

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Justin Henne, CFA	23	$677.57 million	0	$0	408	$39.27 billion
Clint Talmo, CFA	0	$0	0	$0	165	$16.04 billion
Jason Nelson, CFA	0	$0	0	$0	165	$16.04 billion

*	None of these accounts has an advisory fee based on performance.

Note: Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

TARGETED STRATEGY:

OTHER ACCOUNTS MANAGED — TOTAL

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Tom Lee, CFA	2	$580.53 million	7	$6.72 billion	829	$32.92 billion
Justin Henne, CFA	23	$677.57 million	0	$0	408	$39.27 billion
Clint Talmo, CFA	0	$0	0	$0	165	$16.04 billion
Jason Nelson, CFA	0	$0	0	$0	165	$16.04 billion

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Tom Lee, CFA	0	$0	0	$0	6	$927.15 million
Justin Henne, CFA	0	$0	0	$0	0	$0
Clint Talmo, CFA	0	$0	0	$0	0	$0
Jason Nelson, CFA	0	$0	0	$0	0	$0

Note: Parametric utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

TAX-MANAGED CUSTOM CORE STRATEGY:

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Thomas Seto	39	$27.59 billion	14	$4.07 billion	35,166	$97.30 billion

OTHER ACCOUNTS MANAGED* — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Thomas Seto	0	$0	0	$0	2	$194.11 million

*	Information as of June 30, 2018.

RAFI US MULTIFACTOR STRATEGY:

ACCOUNTS MANAGED — TOTAL**

	REGISTERED INVESTMENT COMPANIES		POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Thomas Seto	41	$28,897 million	12	$3,472 million	33,822	$104,032 million

**	Information as of September 31, 2018.

CONFLICTS OF INTEREST. Parametric has a fiduciary obligation to act at all times in the best interests of its clients. It is the responsibility of Parametric’s senior management in conjunction with Compliance to ensure the protection of client assets. Several Parametric policies and procedures are designed to identify real and potential conflicts of interest, and further manage these conflicts of interest. Conflicts of interest may arise when Parametric places its own interests or the interests of its affiliates ahead of its clients’ interests, or when Parametric places the interests of certain clients ahead of other clients’ interests. Parametric regularly monitors and evaluates the nature of its business and other key relationships, including its affiliate relationships, in order to prevent material conflicts with its clients.

Conflicts of interest may arise for individual employees as well. To identify and assess potential conflicts of interest, all employees are required to disclose all external and internal potential conflicts of interest including, but not limited to, outside business activities, related persons employed in the securities industry, board membership, and any key relationships with public companies.

Parametric anticipates that, in appropriate circumstances and consistent with the client’s investment objectives, it will cause accounts over which Parametric has management authority to recommend the purchase or sale of securities in which Parametric and/or its other clients, directly or indirectly, have a position or interest. From time to time, Parametric or its affiliates may also recommend to investment advisory clients or prospective clients the purchase or sale of mutual funds in which Parametric receives a sub-advisory fee. Subject to satisfying Parametric’s Code of Ethics policy and applicable laws, officers, directors and employees of Parametric may trade for their own accounts in securities that are recommended to and/or purchased for their clients.

Parametric’s Code of Ethics is designed to reasonably address conflicts of interest between Parametric and its clients and to ensure that the activities, interests and relationships of employees will not interfere with making decisions in the best interest of advisory clients. Compliance monitors employee trading to reasonably ensure that employees have complied with the restrictions outlined in the Code of Ethics, and to verify that employees are not taking advantage of their inside position.

COMPENSATION. Parametric believes that its compensation packages, which are described below, are adequate to attract and retain high-caliber professional employees. Please note that compensation for investment professionals is not based directly on Fund performance or the assets in the Fund, but rather on the overall performance of responsibilities. In this way, the interests of portfolio managers are aligned with the interests of Fund shareholders without providing incentive to take undue or insufficient investment risk. It also removes a potential motivation for fraud. Violations of Parametric’s policies would be a contributing factor when evaluating an employee’s discretionary bonus.

Compensation Structure

Compensation of investment professionals at Parametric has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual equity-based compensation for eligible employees.

Parametric investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric professionals is reviewed on an annual basis. Stock-based compensation awards and adjustments in base salary and bonuses are typically paid and/or put into effect at or shortly after, the firm’s fiscal year-end, October 31.

The firm also maintains the following arrangements:

•	Employment contracts for key investment professionals and senior leadership.

•

Employees are eligible for Eaton Vance equity grants that vest over a 5-year period from grant date. The vesting schedule for each grant is 10% in year 1, 15% in year 2, 20% in year 3, 25% in year 4, and 30% in year 5.

•	Participation in Parametric equity plans for key employees, reflective of their individual contribution to the firm’s success and tenure at the firm.

•	Profit Sharing that vests over a 5-year period from employee’s start date. The vesting schedule for the Profit Sharing is 20% per year from the employee’s start date.

Method to Determine Compensation

Parametric seeks to compensate investment professionals commensurate with responsibilities and performance while remaining competitive with other firms within the investment management industry.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and its parent company, Eaton Vance Corp. (“EVC”). While the salaries of investment professionals are comparatively fixed, cash bonuses and stock-based compensation may fluctuate from year-to-year, based on changes in financial performance and other factors. Parametric also offers opportunities to move within the organization, as well as incentives to grow within the organization by promotion.

Additionally, Parametric participates in compensation surveys that benchmark salaries against other firms in the industry. This data is reviewed, along with a number of other factors, so that compensation remains competitive with other firms in the industry.

Pzena Investment Management LLC (“Pzena”) Pzena serves a Specialist Manager for The Small Capitalization—Mid Capitalization Equity Portfolio and The Institutional Small Capitalization—Mid Capitalization Equity Portfolio. Pzena is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 320 Park Avenue, 8th Floor, New York, NY 10022. Pzena Investment Management Inc., a publicly traded company (PZN), is the sole managing member of Pzena. The address of Pzena Investment Management, Inc.’s headquarters is 320 Park Avenue, 8th Floor, New York, NY 10022. Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of that portion of the assets of the Portfolios allocated to Pzena. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Evan Fox	2	$102.8 million	2	$48.2 million	56	$1,495.4 million
Benjamin S. Silver	12	$11,754.5 million	34	$4,114.9 million	136	$7,695.8 million
John J. Flynn	12	$11,754.5 million	20	$1,125.8 million	122	$4,200.0 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Evan Fox	0	$0	0	$0	0	$0
Benjamin S. Silver	2	$8,071.9 million	3	$490.1 million	1	$987.4 million
John J. Flynn	2	$8,071.9 million	1	$2.0 million	1	$987.4 million

CONFLICTS OF INTEREST. In Pzena’s view, conflicts of interest may arise in managing the Portfolios’ investments, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all small cap value Accounts, whether they be Portfolios’ accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as those used for the Portfolios.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Portfolios may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the Account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Portfolios and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Portfolios or other Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Portfolio shareholders’ interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include any employee or officer of Pzena. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary Accounts (i.e., accounts of Pzena’s principals, affiliates or employees or their immediate family which are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

Proxy voting for the Portfolios’ and the other Accounts’ securities holdings may also pose certain conflicts. Pzena has identified the following areas of concern: (1) where Pzena manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) where Pzena manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; (3) where Pzena has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; and (4) where a Pzena officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling. Pzena proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.

Pzena manages some Accounts under performance based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

COMPENSATION. Portfolio managers and other investment professionals at Pzena are compensated through a combination of fixed base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. The portfolio managers’ bonuses are not specifically dependent upon the performance of the Portfolios relative to the performance of the Portfolios’ benchmarks. For investment professionals, we examine such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, we always look at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame we examine for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people. The equity ownership in Pzena as of June 30, 2018 of each member of the investment team who makes investment decisions for the Portfolios is as follows:

Evan Fox	Less than 5%
Benjamin S. Silver	Less than 5%
John J. Flynn	Less than 5%

RBC Global Asset Management (UK) Limited (“RBC GAM”). RBC GAM serves as Specialist Manager for The Emerging Markets Portfolio. RBC GAM is a wholly owned subsidiary of Royal Bank of Canada (“RBC”). Philippe Langham, ACA and Laurence Bensafi, CFA, are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to RBC GAM. These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Philippe Langham	2	$656.8 million	5	$5,426.6 million	3	$628.4 million
Laurence Bensafi	1	$4.5 million	2	$786,6 million	0	$0

*	None of these accounts has an advisory fee based on performance.

CONFLICTS OF INTEREST.

A portfolio manager’s compensation package may give rise to potential conflicts of interest. The management of multiple funds and accounts may give rise to potential conflicts of interest, for example, if the funds and accounts have different objectives, benchmarks, investment horizons and fees, or if they have overlapping objectives, benchmarks and time horizons. A portfolio manager may be required to allocate time and investment ideas across multiple funds and accounts. RBC GAM has adopted policies and procedures designed to address these potential conflicts, including trade allocation policies and a code of ethics.

COMPENSATION.

RBC GAM’s compensation program for investment management personnel is comprised of three elements:

•	Base Salary

•	Annual Discretionary Bonus

•	Profit Sharing Plan(for senior investment staff only)

For junior members of the team (both portfolio managers and analysts) the compensation package comprises of Base Salary and Annual Discretionary Bonus only.

•

Annual Discretionary Bonus – All employees who are eligible for discretionary bonus are graded on a scale. This score is a combination of quantitative and qualitative assessments as appropriate. The quantitative component is calculated using an algorithm that tracks results for specific responsibilities in investment management against agreed upon success thresholds. The qualitative component is based on RBC GAM’s review of results produced over the year and the degree to which the individual exhibits attitudes and behaviors consistent with RBC GAM’s reputation, culture and goals, including investment success and growth.

•

Profit Sharing Plan (PSP) – Only senior investment staff may be eligible to participate in the PSP. The pool is calculated quarterly as a predetermined percentage of pre-tax earnings. PSP units are reviewed annually and approved by the CIO and CEO at the beginning of each fiscal year. The number of units held by each individual does not normally change during the year.

•

Deferral- Consistent with best practices, a portion of the variable compensation (Annual Discretionary Bonus and PSP) for senior staff is subject to a 3-year mandatory deferral. Based on variable compensation thresholds, deferral rates of 25% to 40% apply. This deferral amount is payable at the end of three years, provided the employee remains in good standing with the company.

Vaughan Nelson Investment Management, L.P. —(“Vaughan Nelson”) serves as a Specialist Manager of The Commodity Returns Strategy Portfolio. Vaughan Nelson is an indirect wholly-owned subsidiary of Natixis Global Asset Management SA, a French investment banking/financial services firm, of which a minority share of ownership is publicly traded on the Euronext exchange in Paris. Vaughan Nelson is headquartered at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson has approximately $13.2 billion in assets under management as of June 30, 2018, in equity and fixed income strategies with its fixed income portfolio management team managing $2.6 billion in assets.

Listed below, as of June 30, 2018, are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Steve Henriksen	0	$0	0	$0	142	$2,691 million
Charles Ellis	0	$0	0	$0	142	$2,691 million
Blanca Garza-Bianco	0	$0	0	$0	142	$2,691 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Steve Henriksen	0	$0	0	$0	0	$0
Charles Ellis	0	$0	0	$0	0	$0
Blanca Garza-Bianco	0	$0	0	$0	0	$0

CONFLICTS OF INTERESTS.

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Vaughan Nelson has adopted policies and procedures to mitigate the effects of each of these conflicts.

COMPENSATION.

The compensation program at Vaughan Nelson is designed to align the interests of portfolio management professionals with the interests of clients and Vaughan Nelson by retaining top-performing employees and creating incentives to enhance Vaughan Nelson’s long-term success.

Compensation of portfolio management professionals includes a fixed base salary, a variable bonus and deferral plan and a contribution to the firm’s retirement plan.

All portfolio management professionals (at the discretion of the Compensation Committee of the Vaughan Nelson Board) participate in the variable bonus and deferral plan component which, as a whole, is based upon a percentage of Vaughan Nelson’s net profit. Each portfolio management professional’s participation in the variable bonus and deferral plan is based upon many factors, including but not limited to

•	Performance of the strategy managed (both absolute and relative to peers)

•	Amount of revenue derived from the strategy managed

•	Contribution to the development and execution of the firm’s investment philosophy and process

•	Participation and effectiveness in performing client service activities and marketing initiatives

The degree to which any one factor influences participation in the bonus pool will vary between individuals and over time. A portion of the variable bonus is subject to deferral and each participant has the option to invest the deferral into Vaughan Nelson managed product(s) while it vests. Each year’s deferral is paid out over a period of three years. Payments are conditioned upon compliance with non-compete and non-solicitation arrangements.

The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the Vaughan Nelson Board) of total cash compensation (subject to the IRS limits) and such percentage is the same for all firm personnel. Compensation at Vaughan Nelson is determined by the Compensation Committee at the recommendation of the Chief Executive Officer.

There is no distinction for purposes of compensation between the Fund and any other accounts managed.

Wellington Management Company LLP — (“Wellington Management”) services as the Specialist Manager for The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio. Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2018, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1,068 billion in assets.

Listed below is the portfolio manager responsible for making day-to-day investment decisions for The Real Estate Securities Portfolio.

Bradford D. Stoesser, Managing Director and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of The Real Estate Securities Portfolio since September 1, 2010. Mr. Stoesser joined Wellington Management as an investment professional in 2005.

Mr. Stoesser also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2018, is set forth below.

THE REAL ESTATE SECURITIES PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	9	$493.3 million	20	$358.1 million	65	$969.7 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS	NUMBER OF ACCOUNTS	TOTAL ASSETS
Bradford D. Stoesser	0	$0	3	$164.6 million	11	$182.7 million

Listed below are the portfolio managers responsible for making day-to-day investment decisions for The Commodity Returns Strategy Portfolio.

Mark N. Viviano CFA, Robert F. Hayes III, CFA and David A. Chang, CFA are primarily responsible for the day-to-day management of the assets of the Portfolio.

These individuals also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities, as of June 30, 2018, is set forth below.

COMMODITY RETURNS STRATEGY PORTFOLIO

OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark N. Viviano, CFA	10	$176 million	25	$367 million	51	$511 million
Robert F. Hayes III, CFA	9	$317 million	23	$425 million	71	$982 million
David A. Chang, CFA	1	$40 million	15	$4.208 million	3	$817 million

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
Mark N. Viviano, CFA	0	$0	3	$51 million	11	$72 million
Robert F. Hayes III, CFA	0	0	4	$194 million	14	$220 million
David A. Chang, CFA	0	$0	0	$0 million	1	$62 million

CONFLICTS OF INTERESTS. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Portfolio’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolios. The Portfolio Managers make investment decisions for each account, including each Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Portfolio.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Portfolio, or make investment decisions that are similar to those made for the relevant Portfolio, both of which have the potential to adversely impact the relevant Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolios. Messrs. Chang, Stoesser, Viviano, and Hayes also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

COMPENSATION. Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Investment Subadvisory Agreements between Wellington Management and HC Capital Trust on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information is as of June 30, 2018.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Portfolio’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Portfolios (“Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers’ experience and performance in their roles as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one, three and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Chang and Hayes are Partners.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Commodity Returns Strategy Portfolio – Commodities	S&P GSCI Commodity Equal Sector Weighted Index

Commodity Returns Strategy Portfolio – Global Natural Resources	MSCI World Paper & Forest Products (10%), MSCI World Metals & Mining (30%) and MSCI World Energy (60%) until 4/30/2015; effective 5/1/2015, MSCI All-Country World Energy Index (65%) and MSCI All-Country World Metals & Mining Index (35%)

Real Estate Securities Portfolio	Dow-Jones U.S. Select Real Estate Securities Index

Western Asset Management Company (“WAMCO”) WAMCO serves as a Specialist Manager for The Fixed Income Opportunity Portfolio. S. Kenneth Leech, Anup Agarwal, Ian Justice, and Harris Trifon are responsible for making day-to-day investment decisions for the portion of the Portfolio allocated to WAMCO. Messrs. Leech, Agarwal, Justice, and Trifon also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

OTHER ACCOUNTS MANAGED — TOTAL*

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
S. Kenneth Leech	95	$135,201 million	265	$85,299 million	596	$199,382 million
Anup Agarwal	4	$5,082 million	17	$5,410 million	18	$3,155 million
Ian Justice	0	$0	0	$0	1	$83
Harris Trifon	0	$0	0	$0	0	$0

OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
PORTFOLIO MANAGER	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS	NUMBER	TOTAL ASSETS
S. Kenneth Leech	0	$0	6	$1,636 million	28	$11,042 million
Anup Agarwal	0	$0	2	$151 million	1	$83 million
Ian Justice	0	$0	0	$0	0	$0
Harris Trifon	0	$0	0	$0	0	$0

CONFLICTS OF INTEREST. WAMCO has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. WAMCO’s team approach to portfolio management and block trading approach works to limit this potential risk.

The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.

WAMCO may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

COMPENSATION. At WAMCO, one compensation methodology covers all products and functional areas, including portfolio managers. The Firm’s philosophy is to reward its employees through Total Compensation. Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one’s group and the Firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Firm and portfolio strategy, and communication with clients. In reviewing investment performance, one, three, and five year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectuses, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Fixed Income Opportunity Portfolio, The Commodity Returns Strategy Portfolio, The ESG Growth Portfolio and the Catholic SRI Growth Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The International Equity Portfolio and The Institutional International Equity Portfolio will declare dividends semi-annually. The Emerging Markets Portfolio will declare dividends annually. Income dividends on each of the Income Portfolios are paid monthly. Capital gains for all Portfolios, if any, are distributed at least annually. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TAX TREATMENT OF THE PORTFOLIOS. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code and intends to elect and qualify each year as a RIC. A Portfolio that qualifies as a RIC under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the Portfolio timely distributes to the Portfolio’s shareholders, provided that for each tax year, a Portfolio (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes an amount at least equal to the sum of 90% of the Portfolio’s investment company taxable income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) computed without regard to the dividends-paid deduction and 90% of its net tax-exempt income for such year (the “Distribution Requirement”). The first requirement for RIC qualification is that the Portfolio must receive at least 90% of the Portfolio’s gross income each year from “qualifying income” (the “90% Test”). Qualifying income includes dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities, and foreign currencies, and net income derived from interests in qualified publicly traded partnerships. Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from “securities” for purposes of the 90% Test. A second requirement for qualification as a RIC is that a Portfolio must diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year: (a) at least 50% of the market value of the Portfolio’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Portfolio fails to satisfy the 90% Test or the Asset Test in any taxable year, the Portfolio may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Portfolio corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Portfolio may be required to dispose of certain assets. If these relief provisions were not available to a Portfolio and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the applicable corporate income tax rate without any deduction for distributions to shareholders. Under such circumstances, Portfolio distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and lower tax rates on qualified dividend income received by noncorporate shareholders, if certain requirements are met. To requalify for treatment as a RIC in a subsequent taxable year, the Portfolio would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Portfolio failed to qualify for tax treatment as a RIC. If a Portfolio fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Portfolio -level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.

If a Portfolio meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed (less any available capital loss carryovers). The Portfolio may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Portfolio on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be required to increase their tax basis, for federal income tax purposes, in their shares in the Portfolio by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Tax Treatment of Distributions” below). A “qualified late year loss” includes: (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Portfolio intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Portfolio may carry net capital losses from any taxable year forward to offset capital gains in future years. Unused net capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Portfolio prior to the expiration of the carryforwards. If a Portfolio has a net capital loss for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before the Portfolio can utilize carryforwards of Pre-2011 Losses. Generally, the Portfolio may not carry forward any losses other than net capital losses. Under certain circumstances, the Portfolio may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Each Portfolio intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Portfolio shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

TAX TREATMENT OF DISTRIBUTIONS. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits and a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

The Portfolio may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net short-term or long-term capital gain realized by the Portfolio (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Ordinary income dividends reported by the Portfolio to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain provided certain holding period requirements are met. Income derived from investments in derivatives, fixed income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Portfolio is equal to or greater than 95% of the Portfolio’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.

Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio to shareholders each year and cannot exceed the gross amount of dividends received by the Portfolio from U.S. corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in alternative minimum taxable income calculation. (Under the TCJA, corporations are no longer subject to the alternative minimum tax for taxable years of the corporation beginning after December 31, 2017.) Income derived by the Portfolio from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

TAX TREATMENT OF CERTAIN DEBT INSTRUMENTS. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. (The TCJA requires certain taxpayers to recognize items of gross income for tax purposes in the year in which the taxpayer recognizes the income for financial accounting purposes. For financial accounting purposes, market discount must be accrued currently on a constant yield to maturity basis regardless of whether a current inclusion election is made. While the exact scope of this provision is not known at this time, it could cause a portfolio to recognize income earlier for tax purposes than would otherwise have been the case prior to the enactment of the TCJA.) If a portfolio purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a RIC.

Adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a portfolio may be included for tax purposes in the portfolio’s gross income, even though no cash attributable to such gross income has been received by the portfolio. In such event, the portfolio may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the portfolio and additional capital gain distributions to portfolio shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a portfolio may cause amounts previously distributed in the taxable year as income to be characterized as a return of capital.

TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.

Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.

Under the Code, dividends or gains derived by a Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to address the tax consequences described above, those Portfolios authorized to invest in foreign securities will report investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolios to recognize ordinary income each year with respect to those investments.

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid portfolio-level tax.

TAX TREATMENT OF COMMODITY-LINKED STRUCTURED NOTES. The status of commodity-linked structured notes under tests to qualify as a RIC under the Code is not certain. As described above, in order to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy the 90% Test and derive at least 90% of its income from qualifying income. The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that the income and gain arising from certain types of commodity-linked notes in which the Portfolio invests constitute “qualifying income” under the Code. However, in September 2016, the IRS announced that it would no longer issue private letter rulings on questions relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke any rulings, like the Portfolio’s ruling, that required such a determination. The portion of the Portfolio’s ruling relating to its investment in commodity-linked notes was revoked by the IRS retroactively to the date of its issuance because the Portfolio did not invest in any commodity-linked notes in reliance on the ruling at the Portfolio level. If the commodity-linked instruments in which the Portfolio invests are not regarded as producing qualifying income, then the Portfolio would fail to qualify as a RIC. In lieu of potential disqualification, the Portfolio is permitted to pay a tax for certain failures to satisfy the 90% Test, which, in general, are limited to those due to reasonable cause and not willful neglect.

TAX TREATMENT OF SHARES OF THE SUBSIDIARIES. Certain income from commodity-linked swaps and certain other commodity-linked derivatives does not constitute qualifying income for purposes of the 90% Test described above, meaning that the Portfolio may not receive more than 10% of its gross income from direct investments in such instruments. However, The Commodity Returns Strategy Portfolio has received a private letter ruling from the IRS confirming that income derived from the Portfolio’s investment in the Subsidiaries will constitute qualifying income to the Portfolio. If income derived from the Portfolio’s investment in its Subsidiaries were not considered to be qualifying income, the Portfolio would fail to qualify as a RIC.

The Subsidiaries will be treated as controlled foreign corporations (“CFCs”). The Commodity Returns Strategy Portfolio will be treated as a “U.S. Shareholder” of the Subsidiaries. As a result, the Portfolio will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiaries’ “Subpart F income,” whether or not such income is distributed by the Subsidiaries. In September 2016, the IRS issued proposed regulations that would require a wholly-owned subsidiary that is treated as a CFC, such as the Subsidiaries, to distribute its Subpart F income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) each year in order for a RIC to treat that income as satisfying the 90% Test. It is expected that all of the Subsidiaries’ income will be “Subpart F income.” The Portfolio’s recognition of the Subsidiaries’ “Subpart F income” will increase such Portfolio’s tax basis in its Subsidiaries. Distributions by the Subsidiaries to the Portfolio will be tax-free, to the extent of its previously undistributed “Subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Subsidiaries. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiaries’ underlying income, and will not be qualified dividend income eligible for taxation at long-term capital gain rates. If a net loss is realized by the Subsidiaries, such loss is not generally available to offset the income earned by the Portfolio.

In addition, to qualify for the special tax treatment accorded RICs and their shareholders, a Portfolio must satisfy several diversification requirements, including the Asset Test, described above. In order to satisfy the Asset Test, The Commodity Returns Strategy Portfolio may not invest more than 25% of the value of its assets in the Subsidiaries. Absent this requirement, the Portfolio would be permitted to invest more than 25% of the value of its assets in the Subsidiary.

On the basis of current law and practice, the Subsidiaries will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiaries to the Portfolio will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiaries’ investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiaries will not be treated as conducting a U.S. trade or business. Thus, the Subsidiaries should not be subject to U.S. federal income tax on a net basis. However, if certain of the Subsidiaries’ activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiaries may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiaries, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. It is not anticipated that the Subsidiaries will be subject to material amounts of U.S. withholding tax on its portfolio investments. Each Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements and to qualify for an exemption under Chapter 4 of the Code to avoid U.S. withholding tax under the Foreign Account Tax Compliance Act.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a portfolio will be treated as long-term capital gains by the portfolio and, in turn, may be distributed by the portfolio to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. An equity U.S. REIT, and in turn a Portfolio, may distribute excess cash to shareholders in the form of a return of capital distribution. Any return of capital will reduce a shareholder’s tax basis in portfolio shares and, to the extent such basis is exceeded, will generally give rise to capital gains. If a U.S. REIT fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the applicable corporate income tax rate and the dividends would be taxable to shareholders, like the Portfolio, as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.

An investment by a Portfolio in a non-U.S. REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes (which may be reduced or eliminated under certain tax treaties), transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A portfolio’s pro rata share of any such taxes will reduce the portfolio’s return on its investment. A portfolio’s investment in a non-U.S. REIT may be considered an investment in a PFIC. Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties.

The Real Estate Securities Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as The Real Estate Securities Portfolio, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (such as a government or governmental agency, a tax-exempt organization not subject to UBIT and certain other organizations) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate income tax rate. The Specialist Manager does not intend to invest a substantial portion of The Real Estate Securities Portfolio’s assets in REITs which generate excess inclusion income.

Typically, shareholders in the Portfolio will receive a statement that shows the tax status of distributions you received the previous year. The Portfolio may at times find it necessary to reclassify income after it issues shareholder’s tax information reporting statement. This can result from rules in the Code that effectively prevent regulated investment companies such as the Trust from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Portfolio has received on its investments, particularly in REITs, during the prior calendar year. Prior to issuing statements, the Trust makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. The Portfolio may obtain an extension of time, of up to one month, to send shareholders in the Portfolio shareholder’s original tax information reporting statement in order to ascertain that the tax status of distributions received are correctly categorized; or the Portfolio will send affected shareholders corrected tax information reporting statement to reflect reclassified information after the Portfolio’s fiscal year end.

SALES OF SHARES. Upon the disposition of shares of a Portfolio (whether by redemption or sale), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Additionally, any loss realized upon the sale or exchange of Portfolio shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. If a Portfolio redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

The Portfolio will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the IRS. This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of the Portfolio shares purchased after January 1, 2012 unless you instruct the Portfolio in writing that you want to use another available method for cost basis reporting (for example, First In, First Out (“FIFO”), Last In, First Out (“LIFO”), Specific Lot Identification (“SLID”) or High Cost, First Out (“HIFO”)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Portfolio will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012. Your cost basis election method will be applied to all Portfolio positions for all of your accounts, as well as to all future Portfolio added, unless otherwise indicated by you.

Mutual fund shares acquired prior to January 1, 2012 are not covered by cost basis regulations. When available, average cost will be reported to investors who will be solely responsible for calculating and reporting gains and losses realized on the sale of non-covered securities. This information is not reported to the IRS. All non-covered shares will be depleted before the covered shares, starting with the oldest shares first.

When transferring the ownership of covered shares, you must provide account information for the recipient/account receiving shares and the reason the transfer is taking place (i.e., re-registration, inheritance through death, or gift). If a reason is not provided, the transfer will be defaulted as a transfer due to gift. If the recipient’s existing account or new account will use the Average Cost accounting method, they must accept the shares being transferred at fair market value on the date of the gift or settlement if the shares should be transferred at a loss. For transfers due to Inheritance on accounts with Joint Tenants with Rights of Survivorship (“JWROS”), unless you instruct us otherwise by indicating the ownership percentage of each party, the shares will be split equally with the basis for the decedent’s portion determined using the fair market value of the date of death and the other portions maintaining the current cost basis.

The Portfolios are also required to report gains and losses to the IRS in connection with the redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Portfolio that it is a C corporation in its account application or by written instruction, the Portfolio will treat the shareholder as an S corporation and file a Form 1099-B.

FOREIGN SHAREHOLDERS. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for: (a) capital gain dividends reported by the Portfolio to shareholders as such and paid by the Portfolio from its net long-term capital gains, other than long-term capital gains realized on the disposition of U.S. real property interest as discussed below (unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year), (b) short-term capital gain dividends reported by the Portfolio to shareholders as such and paid by the Portfolio from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interest, and (c) interest-related dividends reported by the Portfolio to shareholders as such and paid from its qualified net interest income from U.S. sources.

However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. The Real Estate Securities Portfolio may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Portfolio’s non-U.S. shareholders and may require the non-U.S. shareholder to file a U.S. tax return. Because the Portfolio expects to invest less than 50% of its assets at all times, directly or indirectly, in USRPI, the Portfolio expects that neither gain on the sale or redemption of Portfolio shares nor Portfolio dividends and distributions would be subject to FIRPTA reporting and tax withholding.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.

HISTORY OF THE TRUST AND OTHER INFORMATION

The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of twenty-two investment portfolios, each with a different objective and differing investment policies. Each Portfolio, except The Real Estate Securities Portfolio and The Catholic SRI Growth Portfolio, is diversified, as that term is defined in the Investment Company Act. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectuses, shares of the Trust will be fully paid and non-assessable.

The Trust is authorized to issue two classes of shares in each of its Portfolios. HC Strategic Shares and HC Advisors Shares have identical rights and preferences. The differences between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts, and the HC Advisors Shares have service fees not applicable to the HC Strategic Shares.

As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. As noted elsewhere in this SAI, however, the Trust has received an exemptive order from the SEC that allows it, under certain circumstances, to enter into investment advisory agreements with Specialist Managers without submitting such agreements to shareholders for approval. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS. The table below shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Trust as of October 3, 2018. Persons who owned of record or beneficially more than 25% of a Portfolio’s outstanding shares may be deemed to control the Portfolio within the meaning of the 1940 Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. Hirtle Callaghan & Co., LLC (of which the Adviser is a division) may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares Hirtle Callaghan & Co., LLC disclaims beneficial ownership.

Portfolio/Shareholder	No. of Shares	Percent of the HC Strategic Shares Total Assets Held by the Shareholder
THE VALUE EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	19,637,385.417	65.04%
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	2,081,264.193	6.89%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE c/o MELLON BANK OAKS PA 19456	3,754,444.798	12.44%
SAXON CO P O BOX 7780-1888 PHILADELPHIA PA 19182	1,974,210.202	6.54%
KEYBANK NA P O BOX 94871 CLEVELAND OH 441014871	1,747,269.769	5.79%
THE INSTITUTIONAL VALUE EQUITY PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	29,458,613.325	41.39%

NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	6,913,193.258	9.71%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	19,296,743.552	27.11%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE c/o MELLON BANK OAKS PA 19456	5,433,396.842	7.63%
THE GROWTH EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	21,660,383.153	63.59%
SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	5,547,750.276	16.29%
SAXON CO P O BOX 7780-1888 PHILADELPHIA PA 19182	2,901,242.874	8.52%
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	2,408,091.386	7.07%
THE INSTITUTIONAL GROWTH EQUITY PORTFOLIO MAC CO
ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	26,802,499.902	41.98%
NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	6,280,388.513	9.84%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	17,104,872.647	26.79%
SEI PRIVATE TRUST CO ATTN MELLON BANK ONE FREEDOM VALLEY DRIVE OAKS PA 19456	4,751,398.443	7.44%
THE SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	1,987,043.589	53.67%

SAXON CO P O BOX 7780-1888 PHILADELPHIA PA 19182	709,215.287	19.16%
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	383,517.658	10.36%
SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	390,551.492	10.55%
THE INSTITUTIONAL SMALL CAPITALIZATION—MID CAPITALIZATION EQUITY PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	4,167,675.574	47.77%
SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	588,089.363	6.74%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	2,376,041.722	27.24%
NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	557,641.972	6.39%
THE REAL ESTATE SECURITIES PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	22,342,795.591	50.51%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	10,439,422.735	23.60%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	4,218,982.863	9.54%
NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	3,452,761.347	7.81%

THE COMMODITY RETURNS STRATEGY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	30,660,775.941	34.52%
MAC CO MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	37,094,019.141	41.76%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	10,461,499.760	11.78%
THE ESG GROWTH PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	3,148,266.248	21.63%
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	10,459,083.582	71.84%
LINERCOURSE & CO AS CUSTODIAN 1200 CROWN COLONY DR QUINCY MA 02169	941,755.064	6.47%
THE INTERNATIONAL EQUITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	70,630,426.385	62.75%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	22,927,538.467	20.37%
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 152-1010 PITTSBURGH PA 15258	9,470,378.777	8.41%
THE INSTITUTIONAL INTERNATIONAL EQUITY PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 152-1010 PITTSBURGH PA 15258	109,397,780.5625	49.97%
NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	17,988,415.913	8.22%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	55,299.532.837	25.26%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS, PA 19456	12,738,580.661	5.82%
THE EMERGING MARKETS PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	32,238,128.396	34.46%
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-10101 PITTSBURGH PA 15258	37,972,471.101	40.59%
SEI PRIVATE TRUST CO ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	9,540,556.692	10.20%
NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	5,286,921.208	5.65%
THE CORE FIXED INCOME PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	4,800,845.796	69.73%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS, PA 19456	534,163.576	7.76%
RELIANCE TRUST COMPANY P O BOX 28004 ATLANTA GA 30358	648,737.874	9.42%
STATE STREET BANK AND TRUST COMPANY 1 LINCOLN STREET BOSTON MA 02111	498,547.207	7.24%
ASCENSUS TRUST COMPANY P O BOX 10758 FARGO ND 58106	399,489.734	5.80%
THE FIXED INCOME OPPORTUNITY PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	28,382,924.139	28.78%

MAC CO ATTN MUTUAL FUND OS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	51,408,376.388	52.13%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS, PA 19456	6,869,876.242	6.97%
THE INFLATION PROTECTED SECURITIES PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 152-1010 PITTSBURGH PA 15258	22,903,978.028	56.86%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	11,107,275.262	27.57%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS, PA 19456	2,810,143.598	6.98%
THE U.S. CORPORATE FIXED INCOME SECURITIES PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	8,402,887.131	27.91%
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	12,517,369.933	41.57%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	2,252,362.961	7.48%
NORTHERN TRUST AS CUSTODIAN 801 S CANAL PO BOX 92956 CHICAGO IL 60675	2,380,181.074	7.90%
THE U.S. GOVERNMENT FIXED INCOME SECURITIES PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	10,777,926.565	43.76%

NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	6,808,183.819	27.64%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	1,927,162.430	7.82%
NORTHERN TRUST AS CUSTODIAN PO BOX 92956 CHICAGO IL 60675	1,959,436.843	7.96%
THE U.S. MORTGAGE/ASSET BACKED FIXED INCOME SECURITIES PORTFOLIO
MAC CO MUTUAL FUND OPERATIONS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	10,010,369.499	45.09%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	6,221,142.685	28.02%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	1,779,311.457	8.01%
NORTHERN TRUST AS CUSTODIAN 801 S CANAL PO BOX 92956 CHICAGO IL 60675	1,608,008.507	7.24%
THE SHORT-TERM MUNICIPAL BOND PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	6,899,820.102	76.49%
SAXON CO P O BOX 7780-1888 PHILADELPHIA PA 19182	941,003.009	10.43%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	1,156,996.287	12.83%
THE INTERMEDIATE TERM MUNICIPAL BOND PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	33,784,452.428	86.66%

SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	4,332,601.296	11.11%
THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	6,465,960.861	83.94%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	1,022,865.168	13.28%
THE CATHOLIC SRI GROWTH PORTFOLIO
MAC CO ATTN MUTUAL FUND OPS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 152358	2,313,913.710	65.16%
SEI PRIVATE TRUST COMPANY ONE FREEDOM VALLEY DRIVE C/O MELLON BANK OAKS PA 19456	1,237,229.984	34.84%

POTENTIAL CONFLICTS OF INTEREST. The Trust, the Adviser and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

PROXY VOTING

The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (the “Equity Portfolios” and the “Institutional Equity Portfolios”) by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve the Equity Portfolios and the Institutional Equity Portfolios the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager.

It is qualified by the full policy of each Specialist Manager, each of which is available upon request. Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.

Advisory Research, Inc. (“Advisory Research”)

Advisory Research is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client’s behalf. Proxy voting is one such service for the following clients: 1) those covered under the Employee Retirement Income Securities Act (“ERISA”) and 2) those non-ERISA clients over which ARI exercises such voting authority. To fulfill these duties, Advisory Research must cast votes in a manner consistent with the best interests of its clients. In accordance with Rule 206(4)6 under the Adviser’s Act, Advisory Research has adopted these policies and procedures.

Advisory Research has engaged Institutional Shareholder Services “ISS”, to provide proxy voting services for the U.S. Growth Team’s clients over which Advisory Research exercises proxy voting authority. Advisory Research has adopted standard proxy voting guidelines, which are applied by ISS to all Advisory Research proxy votes. Advisory Research generally votes in accordance with its proxy voting guidelines; however, in rare circumstances Advisory Research may opt to override the guidelines if it is decided to be the best interest of its clients.

Advisory Research believes that the use of standard proxy voting guidelines and the use of an independent third party, such as ISS, mitigate potential conflicts of interest between Advisory Research and its clients. In addition, Advisory Research has adopted a Code of Ethics, advocating strictly ethical behavior and mandating that all Advisory Research business activities be conducted in the best interest of its clients.

Receipt of Proxy Materials. Proxy materials from issuers, custodians or broker-dealers with respect to any securities held in client accounts are sent generally electronically to Advisory Research in care of ISS. On rare occasions, Advisory Research receives proxy materials from issuers, custodians or broker-dealers through the mail in hard copy form, which are then forwarded to ISS for processing.

Proxy Administration & ISS Oversight. ISS monitors Advisory Research’s client accounts and their ballot activity on an ongoing basis. To assist with this process (and wherever possible), ISS compares holdings quantities provided electronically by Advisory Research with those indicated on each ballot. Discrepancies are generally brought to the attention of the client’s custodian and/or proxy agent (such as Broadridge) as appropriate, but may also be referred to Advisory Research by ISS for additional assistance.

Primarily through its use of the ISS service, Advisory Research uses its best efforts to obtain ballots from its clients custodians and to vote every proxy which it or ISS receives when Advisory Research has been granted the authority to do so. However, there are situations in which Advisory Research or ISS may not be able to process a ballot. For example, if Advisory Research or ISS received a proxy statement in an untimely manner, there may not be sufficient time to process the vote. We believe that the use of a third party service, such as ISS, and our client relationships with multiple custodians reduce the likelihood of this occurring.

Voting Decisions. Votes are generally processed by ISS pursuant to Advisory Research’s accepted proxy voting guidelines. Any recommendations by Advisory Research employees to vote against the guidelines should be brought to the attention of compliance department. Any resulting override shall be documented and then submitted to ISS by compliance personnel. In certain situations, Advisory Research may have a relationship with an issuer that could pose a potential conflict of interest when voting the shares of that issuer on behalf of clients (such as if the issuer is also a Client of Advisory Research). Advisory Research believes that the use of an independent third party, such as ISS, and the use of standard, pre-determined proxy voting guidelines should adequately address possible conflicts of interest in most cases. In unusual cases, such as if an agenda item is not addressed by the standard guidelines or if an Advisory Research employee has recommended a vote against the guidelines, Advisory Research may use other alternative procedures such as engaging a different independent third party to present a recommendation or forwarding the proxies to clients so that they may vote the proxies themselves.

Record of Votes Cast. Advisory Research has access to voting records for each issue and each client via ISS.

Client Requests for Votes. Although Advisory Research has adopted standard proxy voting guidelines, the client may request that Advisory Research vote proxies for their account in a particular manner. Such requests should be provided to Advisory Research in writing and will be addressed on a case by case basis with the client.

Client Requests for Voting Record. Clients may request proxy voting information. Advisory Research will respond to such requests showing how Client shares were voted on particular issues. The compliance department will maintain a copy of all such requests and responses.

A copy of Advisory Research’s complete proxy voting policy and procedures may be obtained by writing Advisory Research, Inc., 180 N. Stetson Ave., Suite 5500, Chicago, IL, 60601.

Agincourt Capital Management, LLC (“Agincourt”)

Agincourt Capital Management is focused on managing fixed income assets and rarely has the occasion to vote proxies. It is Agincourt’s policy to vote solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them if a proxy vote is required, and the voting rights have not been reserved by the plan fiduciary.

If a proxy that is to be voted by Agincourt is received, it is logged and the materials are then distributed to Agincourt’s Management Team for the specific vote. Upon receipt of their decisions, Agincourt’s Chief Compliance Officer will log the rationales, and vote the proxy as per the decisions, in accordance with the Firm’s Policy and Procedures.

Ariel Investments, LLC (“Ariel”)

In accordance with applicable regulations and law, Ariel Investments, LLC (“Ariel”), a federally registered investment adviser, is providing this summary of its Proxy Voting Policies and Procedures (the “Proxy Policies”) concerning proxies voted by Ariel on behalf of each client who delegates proxy voting authority to Ariel and delivers the proxies to us. A client may retain proxy voting powers, give particular proxy voting instructions to us, or have a third party fiduciary vote proxies. Our Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and our internal policies and procedures.

Ariel’s Domestic Strategies

As part of our domestic strategies’ investment process, Ariel places extraordinary emphasis on a company’s management, its Board and its activities. Ariel looks for companies with high quality managements, as represented by their industry experience, and their reputations within the community. Furthermore, Ariel strives to invest with management teams who show integrity, candor, and foster open and honest communication with their shareholders. Accordingly, Ariel believes that the recommendation of a company’s management on any issue should be given considerable weight in determining how a proxy voting resolution is resolved. As a result, it is generally Ariel’s policy to vote in accordance with management.

Ariel has established general guidelines for voting clients’ proxies. While these generally guide Ariel’s decision-making, all issues are analyzed by the Ariel Analyst who follows the company as well as Ariel’s Director of Research Operations. As a result, there may be cases in which particular circumstances lead Ariel to vote an individual proxy differently than otherwise stated within Ariel’s general proxy voting guidelines. In such cases, Ariel will document its reasoning.

If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, it is Ariel’s policy to generally vote in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”). If, in a conflict situation, Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s Domestic Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and is not the product of a conflict.

Ariel’s International and Global Strategies

With respect to our International and Global strategies (which include U.S. securities), it is generally our policy to vote in accordance with ISS’s voting recommendations. If Ariel decides to vote differently than ISS, the proxy will be referred to Ariel’s International/Global Proxy Resolution Committee, which is charged with determining whether the decision to vote differently than ISS is in the best interests of Ariel’s clients and not the result of a conflict in those instances where a conflict has been identified.

Voting Limitations

Ariel generally will not vote its clients’ proxies in the following circumstances:

•

For those securities not specifically acquired for a client’s account by Ariel (e.g., if a new Ariel client transferred securities to Ariel and Ariel has not yet sold the securities through the account transition process).

•	In those instances where Ariel receives a meeting notice without enough time to fully process the proxy.

•	For those Ariel clients who engage in securities lending programs through their custodians, and the security is on loan at the record date.

•	In those international markets where share blocking applies due to liquidity constraints.

•	In those international markets requiring the re-registration of the clients’ shares in the underlying clients’ names unless the sub-custodian is able to timely re-register the shares.

•

In those international markets requiring the client’s execution of a power of attorney to permit the sub-custodian to vote the proxy unless the client has provided the requisite power of attorney to the local sub-custodian.

For those proxy votes in which Ariel’s clients held shares on the record date, but no longer held shares on the voting recommendation date, it is generally Ariel’s policy to vote in accordance with ISS’s recommendation.

Ariel may be required to vote shares in securities of regulated companies (such as banks) in conformance with conditions specified by the industry’s regulator. Additionally, the issuer of a security may impose limitations upon Ariel’s ability to vote proxies for its clients. In certain circumstances, this may mean that Ariel will refrain from voting shares.

For each proxy, Ariel maintains records as required by applicable law. Proxy voting information will be provided to clients in accordance with their agreement with us or upon request. A client may request a copy of Ariel’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for their account, by calling Ariel at 1-800-725-0140, or writing to Ariel Investments, LLC at 200 East Randolph Street, Suite 2900, Chicago, IL 60601.

Artisan Partners Limited Partnership (“Artisan Partners”)

Artisan Partners votes proxies in the manner that, in the judgment of Artisan Partners, is in the economic best interests of the Portfolios. The investment philosophy of Artisan Partners is predicated on the belief that the quality of management is often the key to ultimate success or failure of a business. Because Artisan Partners generally makes investments in companies in which Artisan Partners has confidence in the management, the firm generally votes proxies in accordance with management’s recommendation, but may vote against management if, in the judgment of Artisan Partners, the proposal would not enhance shareholder value. In some non-U.S. markets, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates. Generally, Artisan Partners does not vote proxies in those jurisdictions in which doing so might impair Artisan Partners’ ability to implement investment decisions. In order to ensure that material conflicts of interest have not influenced Artisan Partners’ voting process, Artisan Partners has implemented a process to identify such conflicts, document voting decisions where such conflicts are deemed to exist and to review such votes.

BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”)

As a registered Investment Advisor, BNY Mellon Asset Management North America “The Firm” is often entrusted with the fiduciary responsibility to vote proxies for shares of corporate stock held on behalf of our clients. Proxy voting is an integral part of the management of the investment in those shares. In voting proxies, the Firm takes into account long term economic value as we evaluate issues relating to corporate governance, including structures and practices, the nature of long-term business plans, including sustainability policies and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other financial and non-financial measures of corporate performance. For clients that have delegated proxy authority, BNY Mellon Asset Management North America will make every reasonable effort to ensure that proxies are received and are voted in accordance with this policy and related procedures. To assist us in that process, the Firm retains Institutional Shareholder Services (“ISS”) to provide various services related to proxy voting, such as research, analysis, voting services, proxy vote tracking, recordkeeping, and reporting. In addition, the Firm also retains Glass Lewis for research services only.

The Firm seeks to avoid potential material conflicts of interest through its participation on The Bank of New York Mellon Corporation’s (“BNY Mellon”) Proxy Voting and Governance Committee (“Committee”). As such, the Firm has adopted and implemented BNY Mellon’s Proxy Voting Policy and proxy voting guidelines. The guidelines are applied to all client accounts for which The Firm has been delegated the authority to vote in a consistent manner and without consideration of any client relationship factors.

Under this policy, the Committee permits member firms (such as BNY Mellon Asset Management North America) to consider specific interests and issues and cast votes differently from the collective vote of the Committee where the member firm determines that a different vote is in the best interests of the affected account(s).

The Firm will furnish a copy of its Proxy Voting Policy upon request to each advisory client that has delegated voting authority.

Breckinridge Capital Advisors, Inc. (“Breckinridge”)

Proxy ballots are not typically issued for bonds. Therefore, Breckinridge anticipates minimal to no proxy voting activity in client accounts. Nonetheless, Breckinridge has adopted written proxy voting policy and procedures that dictate the manner in which the firm processes and votes proxy ballots received on behalf of client accounts. For those clients who have delegated proxy voting authority to Breckinridge, the firm seeks to vote proxies in the client’s best interest. Breckinridge has clients who will hold securities or transfer securities into their accounts, but such securities may not be managed or covered by Breckinridge. Breckinridge will not vote proxy ballots for such securities.

Breckinridge is an investment management firm with no affiliates or subsidiaries, or other lines of business outside of investment management. As such, Breckinridge does not expect there to be many material conflicts of interests with regards to our proxy voting activities. Nevertheless, if we determine that Breckinridge is facing a conflict of interest in voting a proxy, Breckinridge will review the conflict to determine materiality and if appropriate, engage a competent third party, at our expense, who will determine the vote that they believe will be in the best interest of the stakeholders. As an added protection, the third party’s decision is binding.

Breckinridge will furnish a copy of its proxy voting policy to each client upon requests. Clients also can request a copy of their proxy voting records by contacting Breckinridge’s Compliance Department.

Cadence Capital Management LLC (“Cadence”)

Cadence typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, Cadence’s primary objective is to make voting decisions solely in the best economic interests of its clients. Cadence will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

Cadence has retained an independent third-party service provider, Institutional Shareholder Services (ISS), to assist in providing research, analysis and voting recommendations on corporate governance issues as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in Cadence’s handling of proxy voting responsibilities.

Cadence has adopted ISS’ written Proxy Voting Summary Guidelines (the “Proxy Guidelines”). The Proxy Guidelines are reasonably designed to ensure that Cadence is voting in the best interest of its clients. The Proxy Guidelines reflect Cadence’s general voting positions on specific corporate governance issues and corporate actions. Some issues may require a case by case analysis prior to voting and may result in a vote being cast that will deviate from the Proxy Guideline. Upon receipt of a client’s request, Cadence may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guideline. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

In accordance with the Proxy Guidelines, Cadence may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. Cadence will not neglect its proxy voting responsibilities, but it may review various criteria associated with voting proxies and evaluate the expected benefit to our clients when making an overall determination on how or whether to vote a proxy. In addition, Cadence may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: (1) securities that have been lent by the custodian; (2) proxy statements and ballots that are written in a foreign language; (3) untimely notice of a shareholder meeting; (4) requirements to vote proxies in person; (5) restrictions on foreign investors’ ability to exercise votes; (6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, Cadence believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required Cadence generally abstains from voting. Cadence may have conflicts of interest that can affect how it votes its clients’ proxies. For example, Cadence or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which Cadence votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, Cadence’s Chief Compliance Officer is responsible for addressing how Cadence resolves such material conflicts of interest with its clients. To obtain a copy of the Policy Guidelines or to obtain information on how your account’s securities were voted, please contact your account representative.

Causeway Capital Management LLC (“Causeway”)

Causeway votes the proxies of companies owned by clients who have granted Causeway voting authority. Causeway votes proxies solely in what Causeway believes is the best interests of clients in accordance with its Proxy Voting Policies and Procedures. Causeway’s policies and procedures are designed to cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution.

Causeway recognizes that a company’s management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management’s proposals or positions. Under its guidelines, Causeway generally votes for distributions of income, appointment of auditors, director compensation (unless deemed excessive), management’s slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. Causeway generally votes with management on social issues because it believes management is responsible for handling them. Causeway generally votes against anti-takeover mechanisms and generally opposes cumulative voting and attempts to classify boards of directors. Causeway votes other matters—including equity -based compensation plans—on a case-by-case basis.

Causeway’s interests may conflict with clients on certain proxy votes where Causeway might have a significant business or personal relationship with the company or its officers. Causeway’s chief operating officer in consultation with the general counsel and chief compliance officer shall determine if a vote involves a material conflict of interest. If so, Causeway will either (i) obtain instructions or consent from the client on voting; (ii) or will vote in accordance with a “for” or “against” or “with management” guideline if one applies; or (iii) if no such guideline applies, Causeway will follow the recommendation of an independent third party such as Institutional Shareholder Services (“ISS”). If Causeway seeks to follow the recommendation of a third party, the chief operating officer will assess the third party’s capacity and competency to analyze the issue, as well as the third party’s ability to identify and address conflicts of interest it may have with respect to the recommendation.

To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships. The chief operating officer will review proxy votes involving issuers where a significant relationship has been identified by the proxy research provider.

Non-U.S. proxies may involve a number of problems that restrict or prevent Causeway’s ability to vote. As a result, clients’ non-U.S. proxies will be voted on a best efforts basis only. In addition, Causeway will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

City of London Investment Management Company Limited (“CLIM”)

CLIM has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). CLIM’s authority to vote the proxies of its clients, including clients subject to ERISA, is established by advisory contracts or comparable documents.

As a significant long-term investor in closed-end funds, CLIM seeks to promote growth in the industry by encouraging closed-end funds to make their products more attractive to investors. Good corporate governance is a vital element of CLIM’s process. CLIM’s approach to corporate governance is a collective process involving the investment management teams located in each of the firm’s five offices. CLIM reviews each proxy and generally votes consistent with the firm’s written Statement on Corporate Governance and Voting Policy for Closed-End Funds. All proxy votes are ultimately cast on a case-by-case basis.

CLIM values the right to vote but may abstain as a result of a conscious decision. However, CLIM cannot vote in instances where proxy materials are not received on a timely basis from a client-appointed custodian or due to administrative matters beyond CLIM’s control.

CLIM reviews each proxy to assess the extent, if any, to which there may be a material conflict between the interests of clients on the one hand and CLIM’s interests (including those of our directors, employees and other similar persons) on the other hand (a “potential conflict”). CLIM performs this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy does not indicate that a potential conflict exists with respect to any other proposal in such proxy. If CLIM determines that a potential conflict may exist, it will promptly report the matter to the Compliance Department. The Compliance Department will determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of clients (excluding any client that may have a potential conflict).

Unless otherwise established with a client in writing, CLIM is responsible for voting all proxies related to securities that it manages for clients. A client may from time to time direct CLIM in writing to vote proxies in a manner that is different from the guidelines set forth in CLIM’s Proxy Voting Policies and Procedures. CLIM will follow such written direction for proxy votes only after receipt of such written direction.

Clients may obtain a copy of CLIM’s proxy voting policy and/or proxy voting record upon request from their usual contact at the Firm or upon request at info@citlon.co.uk or client.servicing@citlon.com.

Fort Washington Investment Advisors, LLC (“Fort Washington”)

Fort Washington’s policy is to vote proxies in the best interests of the Portfolio at all times. Fort Washington has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of the Portfolio in accordance with its fiduciary duties and SEC rules governing investment advisers. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

•	maintain or strengthen the shared interests of stockholders and management;

•	increase shareholder value; and

•	maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where Fort Washington perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company’s securities, it will generally vote against it. Fort Washington generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless we believe such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, Fort Washington’s voting position will generally favor not interfering with the directors’ proper function in the interest of all shareholders.

Fort Washington may delegate its responsibilities under its proxy voting procedures to a third party, provided that Fort Washington retains final authority and fiduciary responsibility for proxy voting. Fort Washington has retained Institutional Shareholder Services (“ISS”) to assist it in the proxy voting process and will use ISS’ proxy voting guidelines as a resource in its proxy voting.

Fort Washington will review proxies to assess the extent, if any, to which there may be a material conflict between it and the interests of the Portfolio. If Fort Washington determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee. The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of the Portfolio (excluding a potential conflict). The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

•

If the proposal is specifically addressed in the proxy voting procedures, Fort Washington may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on Fort Washington’s part;

•	Fort Washington may engage an independent third party to determine how the proxy should be voted;

•

Fort Washington may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

Frontier Capital Management Company, LLC (“Frontier”)

Frontier seeks to vote proxies to maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interest of the affected client(s).

Frontier has contracted with Glass Lewis & Co. (“Glass Lewis”) to provide assistance in voting proxies for its clients. Glass Lewis provides Frontier with vote recommendations according to pre-determined proxy voting guidelines and acts as agent for the proxy voting process.

Under normal circumstances, Frontier is not expected to exercise its voting discretion or to override Glass Lewis’s vote recommendations. This removes any conflicts of interest Frontier may have that may affect how it votes on an issuer’s proxy, such as when Frontier votes a proxy solicited by an issuer who is a client of Frontier’s or with whom Frontier has another business or personal relationship.

In instances in which Frontier wishes to override Glass Lewis’s vote recommendations, Frontier’s Proxy Voting Committee, or an employee delegated by the Committee, will determine whether a material conflict of interest exists. If such a conflict does exist, then the Proxy Voting Committee may elect to vote the proxy in accordance with Glass Lewis’s recommendations or it will not take into consideration the conflicting relationship and will vote in the clients’ best interest. If the Committee determines that a material conflict does not exist, then Frontier will vote the proxy in its discretion.

Jennison Associates LLC (“Jennison”)

Jennison Associates LLC Proxy Voting Policy Summary

Conflicts of interest may also arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts.

Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.

In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.

In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.

For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.

It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.

These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.

Lazard Asset Management LLC (“Lazard”)

Information Regarding Lazard’s Proxy Voting Policies

A. Introduction

Lazard Asset Management LLC (Lazard) is a global investment firm that provides investment management services for a variety of clients. As a registered investment advisor, Lazard has a fiduciary obligation to vote proxies in the best interests of its clients. Lazard’s Proxy Voting Policy (the “Policy”) has been developed with the goal of maximizing the long term shareholder value of its clients’ portfolios. Lazard does not delegate voting authority to any proxy advisory service, but rather retains complete authority for voting all proxies delegated to it. Lazard’s policy is generally to vote all meetings and all proposals; and generally to vote all proxies for a given proposal the same way for all clients—Lazard does not “split vote” an agenda. Lazard also has defined policies and procedures to address and mitigate any actual or perceived conflicts of interest relating to Lazard’s proxy voting.

B. Proxy Voting Procedures

Lazard’s proxy-voting process is administered by its Proxy Operations Department (“ProxyOps”), which reports to Lazard’s Chief Operations Officer. Oversight of the process is provided by Lazard’s Legal and Compliance Department and the Proxy Committee. The Proxy Committee meets at least annually to review Lazard’s Proxy Voting Policy and to evaluate potential enhancements. Meetings may be convened more frequently (for example, to discuss a specific proxy voting proposal) as requested by the manager of ProxyOps or at the request of any member of the Proxy Committee. A representative of Lazard’s Legal/Compliance Department is present at all Proxy Committee meetings.

Lazard currently subscribes to advisory and other proxy voting services provided by Institutional Shareholder Services (ISS) and by Glass, Lewis & Co. (Glass Lewis). These proxy advisory services provide independent analysis and recommendations regarding various companies’ proxy proposals. The Glass Lewis and ISS research and voting recommendations are made available to the Lazard investment professionals responsible for Lazard voting a company’s proxy. While this research serves to help improve Lazard’s understanding of the issues surrounding a company’s proxy proposals, Lazard’s investment professionals are responsible to provide the vote recommendation for a given proposal. Voting for each agenda of each meeting is instructed specifically by Lazard in accordance with Lazard’s voting policy; Lazard does not employ outside service(s) to vote on its behalf.

ISS additionally serves as Lazard’s proxy voting facilitator, and is responsible for processing of ballots received, dissemination of Lazard’s vote instructions, and additionally provides Lazard’s recordkeeping and reporting.

ProxyOps distributes a company’s requests for vote instructions to the appropriate investment professionals, which typically includes the research analyst and/or portfolio manager/analyst responsible for research coverage of the company. Lazard believes these investment professionals have the greatest insight as to how to vote proxies in the best interests of Lazard’s clients.

Lazard votes on behalf of its clients according to “Approved Guidelines” issued by the Proxy Committee. The Approved Guidelines determine whether a specific agenda item should be voted ‘For’, ‘Against,’ or is to be considered on a case-by-case basis. ProxyOps confirms that all vote instructions are in consistent with Lazard’s approved voting guidelines. These guidelines are reviewed by the ProxyOps Manager and the Proxy Committee on an annual basis.

The investment professional provides the vote recommendation in accordance with the Approved Guidelines. Any exceptions to this, which are rare, require approval from the Proxy Committee. In this case, the investment professional must provide detailed rationale for their recommendation, and the Proxy Committee will then determine whether or not that vote recommendation is to be accepted and applied to the specific meeting’s agenda.

Case-by-case agendas are evaluated by Lazard investment professionals based on the specific facts relevant to an individual company. The Lazard investment professional formulates their vote recommendation based on their research of the company and their evaluation of the specific proposal. The analyst will assess the relevant factors in conjunction with the analysis of the company’s management and business performance. The investment professional may engage with the company’s executives or board members to improve Lazard’s understanding of a proxy proposal and/or to provide our advice on how a company can enhance their corporate governance practices.

ProxyOps confirms that all vote instructions are in accordance with Lazard’s Proxy Voting Policy and guidelines, and will then enter the vote instructions for inclusion in the meeting’s tabulation.

C. Conflicts of Interest

ProxyOps monitors all proxy votes for potential conflicts of interest that could be viewed as influencing the outcome of Lazard’s voting decision, such as:

•	Lazard manages the company’s pension plan

•	The shareholder proponent of a proposal is a Lazard client

•	A Lazard employee sits on a company’s board of directors

•	Lazard serves as financial advisor or provides other investment banking services to the company

•	A Lazard employee has a material relationship with the company

“Conflict Meetings” are voted in accordance with the Lazard Approved Guidelines. Case-by-case proposals are voted based on the vote recommendations of one or both of Lazard’s proxy research providers, ISS and Glass Lewis.

D. Voting Exceptions

It is Lazard’s intention to vote all proposals at every meeting. However, there are instances when Lazard’s voting is not practical or is not, in Lazard’s view, in the best interests of its clients; shares held on loan and shares subject to liquidation impediment are two such circumstances where the benefit of voting can be significantly compromised.

Pacific Investment Management Company LLC (“PIMCO”)

DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

Policy Statement: The proxy voting policy is intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law; the policy applies to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority. The Policy is designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.

Overview: PIMCO has adopted a written proxy1 voting policy (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to take appropriate action on client proxies that come to its attention. Each proxy is voted on a case-by-case basis, taking into account relevant facts and circumstances. When considering client proxies, PIMCO may determine not to vote a proxy in limited circumstances.

Equity Securities.2 PIMCO has retained an Industry Service Provider (“ISP”) to provide research and voting recommendations for proxies relating to equity securities in accordance with the ISP’s guidelines. By following the guidelines of an independent third party, PIMCO seeks to mitigate potential conflicts of interest PIMCO may have with respect to proxies covered by the ISP. PIMCO will follow the recommendations of the ISP unless: (i) the ISP does not provide a voting recommendation; or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described above, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists.

Fixed Income Securities. Fixed income securities can be processed as proxy ballots or corporate action-consents3 at the discretion of the issuer/ custodian. When processed as proxy ballots, the ISP generally does not provide a voting recommendation and their role is limited to election processing and recordkeeping. When processed as corporate action-consents, the Legal and Compliance department will review all election forms to determine whether a conflict of interest, or the appearance of one, exists with respect to the PM’s consent election. PIMCO’s Credit Research and Portfolio Management Groups are responsible for issuing recommendations on how to vote proxy ballots and corporation action-consents with respect to fixed income securities.

[1]

Proxies generally describe corporate action-consent rights (relative to fixed income securities) and proxy voting ballots (relative to fixed income or equity securities) as determined by the issuer or custodian.

[2]

The term “equity securities” means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.

[3]

Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.

Resolution of potential conflicts of interest. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a working group to assess and resolve the conflict (the “Proxy Working Group”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Working Group and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.

Sub-Adviser Engagement: As an investment manager, PIMCO may exercise its discretion to engage a Sub-Adviser to provide portfolio management services to certain Funds. Consistent with its management responsibilities, the Sub-Adviser will assume the authority for voting proxies on behalf of PIMCO for these Funds. Sub-Advisers may utilize third parties to perform certain services related to their portfolio management responsibilities. As a fiduciary, PIMCO will maintain oversight of the investment management responsibilities performed by the Sub-Adviser and contracted third parties.

Parametric Portfolio Associates LLC (“Parametric”)

Policy Statement

Parametric Seattle manages investment strategies that invest primarily in equity securities. As such, Parametric is delegated the responsibility to vote proxies on behalf of most clients. Parametric Minneapolis and Parametric Westport, which manage overlay and options-based strategies, generally do not vote proxies on behalf of their clients but may have discretion to do so from time to time.

Parametric has adopted and implemented proxy voting policies and procedures (Proxy Voting Policies and Procedures) that govern proxy voting on behalf of clients for whom Parametric has voting responsibility. These policies and procedures are intended to ensure Parametric votes proxies in the best interest of its clients, that Parametric complies with Rule 206(4)-6, and fulfills its fiduciary obligations to its clients. Additionally, the Proxy Voting Policies and Procedures are intended to reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

It is Parametric’s policy to vote proxies in a prudent and diligent manner after careful review of each company’s proxy statement. Parametric votes on an individual basis and bases its voting decision on its reasonable judgment of what will serve the best financial interests of its clients, the beneficial owners of the security. If deemed necessary, Parametric may consider research and guidance issued by a third party proxy service provider when making a vote determination. In determining its vote, Parametric will not and does not subordinate the economic interests of its clients to any other entity or interested party. To ensure that Parametric votes proxies consistently with this policy, Parametric has established predetermined proxy voting guidelines (the Guidelines), which are contained within the Proxy Voting Policies and Procedures. The Guidelines are set and annually reviewed by the firm’s Corporate Governance Committee.

The responsibility for voting proxies on behalf of a client account is typically assigned to Parametric in the investment management agreement or other documentation. Once Parametric has agreed to vote proxies on behalf of a client account, it will instruct the client’s custodian to forward all proxy materials to Broadridge Financial Solutions (Broadridge) or Institutional Shareholder Services (ISS), proxy voting service providers engaged by Parametric to administer proxy voting. Parametric currently utilizes Broadridge’s ProxyEdge and ISS’s ProxyExchange tools to manage, track and vote proxies in an accurate and more timely manner.

For those clients for whom we have undertaken to vote proxies, we will retain final authority and responsibility for such voting. In addition to voting proxies, Parametric will:

☐	Provide clients with the Proxy Voting Policies and Procedures, which may be updated and supplemented from time to time;

☐	Apply the policy consistently and keep records of votes for each client in order to verify the consistency of such voting;

☐

Keep records of such proxy voting available for inspection by the client or governmental agencies to determine whether such votes were consistent with policy and demonstrate that that Parametric voted all proxies; and

☐	Monitor such voting for any potential conflicts of interest and maintain systems to deal with these issues appropriately.

Parametric’s proxy voting is administered on a daily basis by Operations personnel (each a Coordinator), who are responsible for ensuring that proxies are received and voted in accordance with the Guidelines. The Director of Responsible Investing will actively review research and guidance issued by third party proxy voting analysts regarding upcoming shareholder meetings. The Director may provide guidance to the Coordinator regarding the Guidelines and how they apply to a specific ballot. In the event that a proxy ballot item is received which is not addressed by the Guidelines, the Coordinator will forward the proxy to the Manager, Investment Operations for confirmation. If confirmed, the ballot will be forwarded to the Proxy Voting Committee for their determination as to how to vote the proxy in the client’s best interest. The Coordinator may recommend a client refrain from voting a ballot if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant (e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client no longer in existence); or the cost of voting a proxy outweighs the benefits ( e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security). In such instances, the Coordinator may instruct the Agent not to vote such proxy.

Proxy Voting Committee

Parametric has established a proxy voting committee (the Committee), which meets on a quarterly basis to oversee and monitor the firm’s proxy voting practices. The Committee is comprised of senior managers representing Operations, Compliance, Investment Strategy, and Portfolio Management. The Committee is responsible for making vote determinations for ballots items that are not addressed by the Guidelines. When doing so, the Committee may consider research and guidance issued by third party proxy service providers. The Committee will also consider requests from clients, portfolio managers, or others to vote a proxy contrary to the Guidelines. On an annual basis, the Committee will review the Guidelines to ensure they are current, appropriate and designed to serve the best interests of clients and fund shareholders and recommend changes to the Corporate Governance Committee.

The Committee may deem it to be in a client’s best interest to engage a third party to research and/or vote a client’s proxies. In all such cases, the Committee will exercise due diligence to ensure that the third-party firm can make recommendations and/or vote proxies in an impartial manner and in the best interest of the client. This evaluation will consider the proxy voting firm’s business and conflict of interest procedures, and confirm such procedures appropriately address the firm’s conflicts. On an annual basis, the Committee will evaluate the performance of any third-party proxy-voting firm and consider if business changes have impacted their ability to vote proxies objectively.

Certain institutional clients of Parametric have directed the firm to engage ISS, an independent, unaffiliated third party service provider, to vote shareholder proxies in accordance with the clients’ customized proxy voting guidelines. ISS is responsible for coordinating with these clients’ custodians to ensure that all proxy materials are received and processed in a timely manner. ISS is also responsible for maintaining copies of all proxy statements received and to promptly provide them to Parametric upon request.

Conflicts of Interest

Parametric will identify and actively monitor potential material conflicts of interest which may compromise its ability to vote a proxy ballot in the best interest of clients. Since the Guidelines are predetermined and designed to serve the best interest of clients, application of the Guidelines should, in most cases, adequately address any possible conflict of interest. Regardless, Parametric will monitor relationships that may result in a conflict of interest by and among its clients, Parametric or any affiliates by maintaining a list of actual or potentially conflicted companies. If Parametric is to vote a proxy ballot item not addressed by the Guidelines for a company on the list, the Manager, Investment Operations will report the potential conflict to the Committee to determine if a material conflict of interest exists. If it is determined that a material conflict of interest exists, Parametric will report the proxy issue and seek instruction on how to vote the proxy from the client, if an individual or a corporation; or the board of directors or committee thereof, if a mutual fund; or the adviser in arrangements where Parametric serves as the sub-adviser. The Committee will document its rationale when making determinations regarding potential conflicts of interest.

Recordkeeping

Proxy voting records are maintained for six years. Records can be retrieved and accessed online by Parametric via a third-party vendor. In addition to maintaining voting records, Parametric maintains the following:

☐	Proxy Voting Policy and Procedures

☐	All written client requests as they relate to proxy voting

☐	Any material research or other documentation related to proxy voting

To Obtain Proxy Voting Information

Clients have the right to access any proxy voting activity taken on their behalf. Upon written request, this information will be provided free of charge.

☐	Phone number (you may place a collect call if you wish): 206-694-5542

☐	E-mail address: proxyinfo@paraport.com

In order to maintain confidentiality, Parametric will not provide voting records to any third party unless authorized by the client in writing.

Pzena Investment Management LLC (“Pzena”)

Pzena subscribes to Institutional Shareholder Services (“ISS”) proxy monitoring and voting agent service. However, Pzena retains ultimate responsibility for instructing ISS how to vote proxies on behalf of a Portfolio, and applies its own proxy voting guidelines, which are summarized below. If Pzena does not issue instructions for a particular vote, ISS will vote in accordance with Pzena’s guidelines or with management if Pzena’s guidelines do not address the proxy item. If it appears that a material conflict of interest has arisen, Pzena’s Chief Compliance Office will convene a meeting of its proxy voting committee to determine whether a conflict of interest exists and how that conflict should be resolved.

Pzena’s general positions on various proposals are as follows:

Director Matters – Pzena evaluates director nominees individually and as a group based on its own assessments and ISS’ recommendations. Pzena generally withholds votes from any insiders on audit, compensation or nominating committees, and from any insiders and affiliated outsiders with respect to boards that do not have majority independent directors.

Shareholder Rights – Pzena generally opposes classified boards and any other proposals designed to eliminate or restrict shareholders’ rights. Pzena supports anti-takeover measures that are in the best interests of shareholders, but opposes poison pills and other anti-takeover measures that entrench management or thwart the maximization of investment returns.

Compensation and Benefits Plans – Pzena generally supports incentive plans under which 50% or more of the shares awarded to top executives are tied to performance goals. Pzena votes against golden parachute or other incentive compensation arrangements which it deems excessive or unreasonable, which it considers to be significantly more economically attractive than continued employment, or which are triggered solely by the recipient (e.g. resignation).

Auditors – Pzena generally votes with management with respect to the appointment of auditors, so long as management is in compliance with current regulatory requirements focused on auditor independence and improved Board and committee representation.

RBC Global Asset Management (UK) Limited (“RBC GAM”)

RBC GAM has adopted the Royal Bank of Canada Global Asset Management group (the “RBC GAM group”) Proxy Voting Policy and Guidelines and the related procedures which apply to all funds and client accounts over which the RBC GAM group entities have been delegated the authority to vote proxies.

The Proxy Voting Guidelines are comprehensive and set out detailed guidelines on areas that include (i) structure and independence of the board of directors; (ii) management and director compensation; (ii) takeover protection; (iii) shareholder rights and (iv) environmental and social shareholder proposals. The Proxy Voting guidelines are reviewed and updated on an annual basis as corporate governance best practice evolves.

A Proxy Voting Committee has been formed and is responsible for: (i) instances where it is in the best interests of a client to deviate from the Proxy Voting Guidelines based on the unique circumstances of a certain ballot item; (ii) where the proxy voting may give rise to an actual or perceived conflict of interest; or (iii) unusual circumstances regarding corporate action items. Proxy voting decisions are made by the Proxy Voting Committee based on a review of the voting matter with the portfolio managers and if the

Chief Investment Officer deems necessary with the Chief Executive Officer and/or the Board of Directors of the relevant RBC GAM Group entity. If any member of the Proxy Voting Committee is aware of a conflict of interest related to himself or herself and the exercise of the proxy voting rights, that member will excuse themselves from any discussions or decision making process concerning that proxy voting matter.

Institutional Shareholder Services (“ISS”) provides proxy voting administration services. ISS makes a recommendation as to how each ballot item should be voted in accordance with the Proxy Voting Guidelines. Each recommendation is reviewed by an internal proxy analyst prior to the vote being submitted.

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)

Vaughan Nelson utilizes the services of a Proxy Service Provider to assist in voting proxies. Vaughan Nelson undertakes to vote all client proxies in a manner reasonably expected to ensure the client’s best interest is upheld and in a manner that does not subrogate the client’s best interest to that of Vaughan Nelson’s in instances where a material conflict exists. Vaughan Nelson has created a Proxy Voting Guideline (“Guideline”) believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. The Guideline is the work product of Vaughan Nelson’s Investment Committee and it considers the nature of the firm’s business, the types of securities being managed and other sources of information including, but not limited to, research provided by an independent research firm, internal research, published information on corporate governance and experience. The Guideline helps to ensure voting consistency on issues common amongst issuers and to serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy. However, in many recurring and common proxy issues a “blanket voting approach” cannot be applied. In these instances the Guideline indicates that such issues will be addressed on a case-by-case basis in consultation with a portfolio manager to determine how to vote the issue in the client’s best interest.

In executing its duty to vote proxies for the client, a material conflict of interest may arise. Vaughan Nelson does not envision a large number of situations where a conflict of interest would exist, if any, between it and the client given the nature of its business, client base, relationships and the types of securities managed. Notwithstanding, if a conflict of interest arises Vaughan Nelson will undertake to vote the proxy or proxy issue in the client’s continued best interest. This will be accomplished by either casting the vote in accordance with the Guideline, if the application of such policy to the issue at hand involves little discretion on Vaughan Nelson’s part, or casting the vote as indicated by the independent third-party research firm. Vaughan Nelson, as an indirect subsidiary of a Bank Holding Company, is restricted from voting the shares it has invested in banking entities on the fund’s behalf in instances where the aggregate ownership of all the Bank Holding Company’s investment management subsidiaries exceed 5% of the outstanding share class of a bank. Where the aggregate ownership described exceeds the 5% threshold, the firm will instruct ISS, an independent third party, to vote the proxies in line with ISS’s recommendation.

Finally, there may be circumstances or situations that may preclude or limit the manner in which a proxy is voted. These may include: 1) mutual funds – whereby voting may be controlled by restrictions within the fund or the actions of authorized persons, 2) international securities – whereby the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so, 3) new accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material, 4) small combined holdings/unsupervised securities – where the firm does not have a significant holding or basis on which to offer advice, 5) a security is out on loan, or 6) securities held on record date but not held on meeting date.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion. Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.

STATEMENT OF POLICY

Wellington Management:

1) Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2) Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.

3) Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

RESPONSIBILITY AND OVERSIGHT

The Investment Research Group (“Investment Research”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. Investment Research also acts as a resource for portfolio managers and research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of Investment Research. The Investment Stewardship Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.

PROCEDURES

Use of Third-Party Voting Agent

Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

Receipt of Proxy

If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation

Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, Investment Research conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting

Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•

Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by Investment Research and voted in accordance with the Guidelines.

•

Issues identified as “case-by-case” in the Guidelines are further reviewed by Investment Research. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•

Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Investment Stewardship Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Investment Stewardship Committee encourages all personnel to contact Investment Research about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria.

Apparent conflicts are reviewed by designated members of the Investment Stewardship Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Investment Stewardship Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Investment Stewardship Committee should convene.

OTHER CONSIDERATIONS

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending

In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

ADDITIONAL INFORMATION Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Western Asset Management Company (“WAMCO”)

As WAMCO is a fixed-income only manager, the occasion to vote proxies is very rare. In the unlikely event a proxy vote is required, and the voting rights have not been reserved by the plan fiduciary, it is WAMCO’s policy to vote solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them.

All WAMCO-voted proxies are logged when received, and the materials are then distributed to an appropriate portfolio manager or analyst who makes recommendations for the specific vote. Upon receipt of these recommendations, a member of WAMCO’s compliance team will log the rationales, and vote the proxy as per the recommendations, in accordance with the Firm’s Proxy Policy and Procedures.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”) serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2018 have been audited by PwC whose address is 41 South High Street, Suite 2500, Columbus, OH, 43215. Such financial statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

RATINGS APPENDIX

RATINGS FOR CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.	Standard & Poor’s Ratings Services

Aaa	AAA

Judged to be of the best quality; smallest degree of investment risk.	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

Aa	AA

Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as “high grade bonds.”	Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A	A

Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.	Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade more susceptible to the adverse effects of changes in circumstances and economic conditions.

Baa	BBB

Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well.	Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba	BB

Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.	Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B	B

Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Caa	CCC

Of poor standing, such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds rated CCC have a current vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Ca	CC

Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds rated CC have a current high vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C	C

The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.	The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI

Reserved for income bonds on which no interest is being paid.

D

In payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

RATINGS FOR MUNICIPAL SECURITIES

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for short term municipal notes:

SP-1 — Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

SP-2 — Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for short term notes:

MIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-1 — Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.

RATINGS FOR COMMERCIAL PAPER

The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for commercial paper:

Commercial Paper rated A-1 by Standard & Poor’s Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for commercial paper:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The following summarizes the ratings used by Fitch for commercial paper:

When assigning ratings, Fitch considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue’s relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer’s financial strength and credit quality. In the case of a structured financing, the quality of its underlying assets and the integrity of its legal structure are considered. In the case of banks, for which sector there is a history of rescue by sovereign “lenders of last resort” or by major shareholders, the potential strength of any such support is also taken into account in the ratings.

FITCH, INC. (“Fitch Ratings”)

Corporate Finance Obligations – Long-Term Rating Scales

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer scale and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”).

AAA — Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B — Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC — Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC — Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C — Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F-1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F-3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B -Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C- High short-term default risk. Default is a real possibility.

R-D Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D- Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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